As filed with the Securities and Exchange Commission on
September 28, 2011

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
----------------
FORM N-1A

----
	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ X /
----
----
	Pre-Effective Amendment No.	/ /
----
----
	Post-Effective Amendment No. 23	/ X /
	and	----
----
	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	/ X /
	ACT OF 1940	----
----
	Amendment No. 25	/ X /
	(Check appropriate box or boxes)	----
---------------

PUTNAM ARIZONA TAX EXEMPT INCOME FUND
(Registration No. 33- 37992; 811-06258)

PUTNAM NEW JERSEY TAX EXEMPT INCOME FUND
(Registration No. 33-32550; 811-05977)

(Exact name of registrants as specified in charter)

----
	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ X /
----
----
	Pre-Effective Amendment No.	/ /
----
----
	Post-Effective Amendment No. 32	/ X /
	and	----
----
	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	/ X /
	ACT OF 1940	----
----
	Amendment No. 34	/ X /
	(Check appropriate box or boxes)	----
---------------

PUTNAM MASSACHUSETTS TAX EXEMPT INCOME FUND
Registration No. 33-5416; 811-04518

PUTNAM MICHIGAN TAX EXEMPT INCOME FUND
Registration No. 33-8923; 811-04529

PUTNAM MINNESOTA TAX EXEMPT INCOME FUND
Registration No. 33-8916; 811-04527

PUTNAM OHIO TAX EXEMPT INCOME FUND
Registration No. 33-8924; 811-04528

(Exact name of registrants as specified in charter)

----
	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ X /
----
----
	Pre-Effective Amendment No.	/ /
----
----
	Post-Effective Amendment No. 25	/ X /
	and	----
----
	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	/ X /
	ACT OF 1940	----
----
	Amendment No. 26	/ X /
	(Check appropriate box or boxes)	----
---------------

PUTNAM PENNSYLVANIA TAX EXEMPT INCOME FUND
(Registration No. 33-28321; 811-05802)
(Exact name of registrant as specified in charter)

One Post Office Square, Boston, Massachusetts 02109
(Address of principal executive offices)
Registrants' Telephone Number, including Area Code (617) 292-1000

---------------

It is proposed that this filing will become effective
(check appropriate box)
----
/ /	immediately upon filing pursuant to paragraph (b)
----
----
/ X /	on September 30, 2011 pursuant to paragraph (b)
----
----
/ /	60 days after filing pursuant to paragraph (a)(1)
----
----
/ /	on (date) pursuant to paragraph (a)(1)
----
----
/ /	75 days after filing pursuant to paragraph (a)(2)
----
----
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.
----

If appropriate, check the following box:
----
/ /	this post-effective amendment designates a new
----	effective date for a previously filed post-effective amendment.

--------------
BETH S. MAZOR, Vice President
PUTNAM ARIZONA TAX EXEMPT INCOME FUND
PUTNAM MASSACHUSETTS TAX EXEMPT INCOME FUND
PUTNAM MICHIGAN TAX EXEMPT INCOME FUND
PUTNAM MINNESOTA TAX EXEMPT INCOME FUND
PUTNAM NEW JERSEY TAX EXEMPT INCOME FUND
PUTNAM OHIO TAX EXEMPT INCOME FUND
PUTNAM PENNSYLVANIA TAX EXEMPT INCOME FUND
One Post Office Square
Boston, Massachusetts 02109
(Name and address of agent for service)
---------------
Copy to:
JOHN W. GERSTMAYR, Esquire
ROPES & GRAY LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199-3600
----------------------

FUND SYMBOLS	CLASS A	CLASS B	CLASS C	CLASS M	CLASS Y
Putnam Arizona Tax Exempt Income Fund	PTAZX	PAZBX	PAZCX	PAZMX	PAZYX
Putnam Massachusetts Tax Exempt Income Fund	PXMAX	PMABX	PMMCX	PMAMX	PMAYX
Putnam Michigan Tax Exempt Income Fund	PXMIX	PMEBX	PMGCX	PMIMX	PMIYX
Putnam Minnesota Tax Exempt Income Fund	PXMNX	PMTBX	PMOCX	PMNMX	PMNYX
Putnam New Jersey Tax Exempt Income Fund	PTNJX	PNJBX	PNJCX	PNJMX	PNJYX
Putnam Ohio Tax Exempt Income Fund	PXOHX	POXBX	POOCX	POHMX	POTYX
Putnam Pennsylvania Tax Exempt Income Fund	PTEPX	PPNBX	PPNCX	PPAMX	PPTYX


Putnam
Tax Exempt Income
Funds

Putnam Arizona Tax Exempt Income Fund
Putnam Massachusetts Tax Exempt Income Fund
Putnam Michigan Tax Exempt Income Fund
Putnam Minnesota Tax Exempt Income Fund
Putnam New Jersey Tax Exempt Income Fund
Putnam Ohio Tax Exempt Income Fund
Putnam Pennsylvania Tax Exempt Income Fund

Prospectus


9 | 30 | 11


Fund summaries	2
What are each fund’s main investment strategies and related risks?	30
Who oversees and manages the funds?	35
How do the funds price their shares?	37
How do I buy fund shares?	37
How do I sell or exchange fund shares?	44
Policy on excessive short-term trading	46
Distribution plans and payments to dealers	48
Fund distributions and taxes	50
Financial highlights	52

Investment Category: Tax-Exempt	These securities have not been approved
	or disapproved by the Securities and
This prospectus explains what	Exchange Commission nor has the
you should know about this	Commission passed upon the accuracy
mutual fund before you invest.	or adequacy of this prospectus. Any
Please read it carefully.	statement to the contrary is a crime.

Fund summaries

Putnam Arizona Tax Exempt Income Fund

Goal


Putnam Arizona Tax Exempt Income Fund seeks as high a level of current income exempt from federal income tax and Arizona personal income tax as we believe is consistent with preservation of capital.


Fees and expenses


The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 37 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).


Shareholder fees (fees paid directly from your investment)

		Maximum deferred sales charge
	Maximum sales charge (load)	(load) (as a percentage of original
	imposed on purchases (as a	purchase price or redemption
Share class	percentage of offering price)	proceeds, whichever is lower)
Class A	4.00%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%
Class M	3.25%	NONE
Class Y	NONE	NONE

Annual fund operating expenses


(expenses you pay each year as a percentage of the value of your investment)


		Distribution		Total annual
	Management	and service	Other	fund operating
Share class	fees	(12b-1) fees	expenses	expenses
Class A	0.44%	0.21%†	0.18%	0.83%
Class B	0.44%	0.85%	0.18%	1.47%
Class C	0.44%	1.00%	0.18%	1.62%
Class M	0.44%	0.50%	0.18%	1.12%
Class Y	0.44%	N/A	0.18%	0.62%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.


† Represents a blended rate.

2	Prospectus

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$481	$654	$842	$1,384
Class B	$650	$765	$1,003	$1,584
Class B (no redemption)	$150	$465	$803	$1,584
Class C	$265	$511	$881	$1,922
Class C (no redemption)	$165	$511	$881	$1,922
Class M	$435	$669	$922	$1,644
Class Y	$63	$199	$346	$774


Portfolio turnover


The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 11%.


Investments, risks, and performance

Investments


We invest mainly in bonds that pay interest that is exempt from federal income tax and Arizona personal income tax (but that may be subject to federal alternative minimum tax (AMT)), are investment-grade in quality, and have intermediate- to long-term maturities (three years or longer). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.


Risks

It is important to understand that you can lose money by investing in the fund.


The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are

Prospectus	3

subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Since the fund invests in tax-exempt bonds, which, to be treated as tax-exempt under the Internal Revenue Code, may be issued only by limited types of issuers for limited types of projects, the fund’s investments may be focused in certain market segments. Consequently, the fund may be more vulnerable to fluctuations in the values of the securities it holds than a fund that invests more broadly. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Investments in a single state carry risks of vulnerability to common economic forces and other factors affecting the state’s tax-exempt investments, which may result in greater losses and volatility. Interest the fund receives might be taxable.


The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.


4	Prospectus

Average annual total returns after sales charges
(for periods ending 12/31/10)

Share class	1 year	5 years	10 years

Class A before taxes	–1.63%	2.63%	3.76%
Class A after taxes on distributions	–1.63%	2.59%	3.74%
Class A after taxes on distributions and
sale of fund shares	0.40%	2.84%	3.83%
Class B before taxes	–3.16%	2.44%	3.51%
Class C before taxes	0.77%	2.69%	3.41%
Class M before taxes	–1.17%	2.49%	3.55%
Class Y before taxes	2.78%	3.60%	4.27%
Barclays Capital Municipal Bond Index
(no deduction for fees, expenses or taxes)	2.38%	4.09%	4.83%


After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Thalia Meehan, Portfolio Manager, portfolio manager of the fund since 2006

Paul Drury, Portfolio Manager, portfolio manager of the fund since 2002

Susan McCormack, Portfolio Manager, portfolio manager of the fund since 1999


For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important additional information about all funds beginning on page 29.


Prospectus	5

Putnam Massachusetts Tax Exempt Income Fund

Goal


Putnam Massachusetts Tax Exempt Income Fund seeks as high a level of current income exempt from federal income tax and Massachusetts personal income tax as we believe is consistent with preservation of capital.


Fees and expenses


The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 37 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the SAI.


Shareholder fees (fees paid directly from your investment)


		Maximum deferred sales charge
	Maximum sales charge (load)	(load) (as a percentage of original
	imposed on purchases (as a	purchase price or redemption
Share class	percentage of offering price)	proceeds, whichever is lower)

Class A	4.00%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%
Class M	3.25%	NONE
Class Y	NONE	NONE

Annual fund operating expenses


(expenses you pay each year as a percentage of the value of your investment)


		Distribution		Total annual
	Management	and service	Other	fund operating
Share class	fees	(12b-1) fees	expenses	expenses
Class A	0.44%	0.22%†	0.11%	0.77%
Class B	0.44%	0.85%	0.11%	1.40%
Class C	0.44%	1.00%	0.11%	1.55%
Class M	0.44%	0.50%	0.11%	1.05%
Class Y	0.44%	N/A	0.11%	0.55%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.


† Represents a blended rate.

6	Prospectus

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$475	$637	$812	$1,319
Class B	$643	$744	$967	$1,511
Class B (no redemption)	$143	$444	$767	$1,511
Class C	$258	$490	$846	$1,848
Class C (no redemption)	$158	$490	$846	$1,848
Class M	$429	$649	$887	$1,569
Class Y	$56	$177	$309	$693


Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 12%.

Investments, risks, and performance

Investments


We invest mainly in bonds that pay interest that is exempt from federal income tax and Massachusetts personal income tax (but that may be subject to federal alternative minimum tax (AMT)), are investment-grade in quality, and have intermediate- to long-term maturities (three years or longer). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.


Risks

It is important to understand that you can lose money by investing in the fund.


The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are

Prospectus	7

subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Since the fund invests in tax-exempt bonds, which, to be treated as tax-exempt under the Internal Revenue Code, may be issued only by limited types of issuers for limited types of projects, the fund’s investments may be focused in certain market segments. Consequently, the fund may be more vulnerable to fluctuations in the values of the securities it holds than a fund that invests more broadly. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Investments in a single state carry risks of vulnerability to common economic forces and other factors affecting the state’s tax-exempt investments, which may result in greater losses and volatility. Interest the fund receives might be taxable.


The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.


8	Prospectus

Average annual total returns after sales charges
(for periods ending 12/31/10)

Share class	1 year	5 years	10 years

Class A before taxes	–1.71%	2.95%	4.01%
Class A after taxes on distributions	–1.74%	2.88%	3.95%
Class A after taxes on distributions and
sale of fund shares	0.37%	3.09%	4.03%
Class B before taxes	–3.16%	2.77%	3.77%
Class C before taxes	0.62%	2.96%	3.62%
Class M before taxes	–1.17%	2.81%	3.79%
Class Y before taxes	2.64%	3.96%	4.53%
Barclays Capital Municipal Bond Index
(no deduction for fees, expenses or taxes)	2.38%	4.09%	4.83%


After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Thalia Meehan, Portfolio Manager, portfolio manager of the fund since 2006

Paul Drury, Portfolio Manager, portfolio manager of the fund since 2002

Susan McCormack, Portfolio Manager, portfolio manager of the fund since 2002


For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important additional information about all funds beginning on page 29.


Prospectus	9

Putnam Michigan Tax Exempt Income Fund

Goal


Putnam Michigan Tax Exempt Income Fund seeks as high a level of current income exempt from federal income tax and Michigan personal income tax as we believe is consistent with preservation of capital.


Fees and expenses


The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 37 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the SAI.


Shareholder fees (fees paid directly from your investment)

		Maximum deferred sales charge
	Maximum sales charge (load)	(load) (as a percentage of original
	imposed on purchases (as a	purchase price or redemption
Share class	percentage of offering price)	proceeds, whichever is lower)
Class A	4.00%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%
Class M	3.25%	NONE
Class Y	NONE	NONE

Annual fund operating expenses


(expenses you pay each year as a percentage of the value of your investment)


		Distribution		Total annual
	Management	and service	Other	fund operating
Share class	fees	(12b-1) fees	expenses	expenses
Class A	0.44%	0.22%†	0.17%	0.83%
Class B	0.44%	0.85%	0.17%	1.46%
Class C	0.44%	1.00%	0.17%	1.61%
Class M	0.44%	0.50%	0.17%	1.11%
Class Y	0.44%	N/A	0.17%	0.61%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.


† Represents a blended rate.

10	Prospectus

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$481	$654	$842	$1,384
Class B	$649	$762	$997	$1,575
Class B (no redemption)	$149	$462	$797	$1,575
Class C	$264	$508	$876	$1,911
Class C (no redemption)	$164	$508	$876	$1,911
Class M	$434	$666	$917	$1,633
Class Y	$62	$195	$340	$762


Portfolio turnover


The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 8%.


Investments, risks, and performance

Investments


We invest mainly in bonds that pay interest that is exempt from federal income tax and Michigan personal income tax (but that may be subject to federal alternative minimum tax (AMT)), are investment-grade in quality, and have intermediate- to long-term maturities (three years or longer). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.


Risks

It is important to understand that you can lose money by investing in the fund.


The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are

Prospectus	11

subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Since the fund invests in tax-exempt bonds, which, to be treated as tax-exempt under the Internal Revenue Code, may be issued only by limited types of issuers for limited types of projects, the fund’s investments may be focused in certain market segments. Consequently, the fund may be more vulnerable to fluctuations in the values of the securities it holds than a fund that invests more broadly. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Investments in a single state carry risks of vulnerability to common economic forces and other factors affecting the state’s tax-exempt investments, which may result in greater losses and volatility. Interest the fund receives might be taxable.


The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.


12	Prospectus

Average annual total returns after sales charges
(for periods ending 12/31/10)

Share class	1 year	5 years	10 years

Class A before taxes	–2.16%	2.52%	3.62%
Class A after taxes on distributions	–2.16%	2.51%	3.62%
Class A after taxes on distributions and
sale of fund shares	–0.03%	2.72%	3.69%
Class B before taxes	–3.60%	2.35%	3.38%
Class C before taxes	0.15%	2.59%	3.26%
Class M before taxes	–1.64%	2.39%	3.39%
Class Y before taxes	2.19%	3.50%	4.12%
Barclays Capital Municipal Bond Index
(no deduction for fees, expenses or taxes)	2.38%	4.09%	4.83%


After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Thalia Meehan, Portfolio Manager, portfolio manager of the fund since 2006

Paul Drury, Portfolio Manager, portfolio manager of the fund since 2002

Susan McCormack, Portfolio Manager, portfolio manager of the fund since 1999


For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important additional information about all funds beginning on page 29.


Prospectus	13

Putnam Minnesota Tax Exempt Income Fund

Goal


Putnam Minnesota Tax Exempt Income Fund seeks as high a level of current income exempt from federal income tax and Minnesota personal income tax as we believe is consistent with preservation of capital.


Fees and expenses


The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 37 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s SAI.


Shareholder fees (fees paid directly from your investment)

		Maximum deferred sales charge
	Maximum sales charge (load)	(load) (as a percentage of original
	imposed on purchases (as a	purchase price or redemption
Share class	percentage of offering price)	proceeds, whichever is lower)
Class A	4.00%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%
Class M	3.25%	NONE
Class Y	NONE	NONE

Annual fund operating expenses


(expenses you pay each year as a percentage of the value of your investment)


		Distribution		Total annual
	Management	and service	Other	fund operating
Share class	fees	(12b-1) fees	expenses	expenses
Class A	0.44%	0.23%†	0.16%	0.83%
Class B	0.44%	0.85%	0.16%	1.45%
Class C	0.44%	1.00%	0.16%	1.60%
Class M	0.44%	0.50%	0.16%	1.10%
Class Y	0.44%	N/A	0.16%	0.60%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.


† Represents a blended rate.

14	Prospectus

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$481	$654	$842	$1,384
Class B	$648	$759	$992	$1,567
Class B (no redemption)	$148	$459	$792	$1,567
Class C	$263	$505	$871	$1,900
Class C (no redemption)	$163	$505	$871	$1,900
Class M	$434	$663	$911	$1,622
Class Y	$61	$192	$335	$750

Portfolio turnover


The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 17%.


Investments, risks, and performance

Investments


We invest mainly in bonds that pay interest that is exempt from federal income tax and Minnesota personal income tax (but that may be subject to federal alternative minimum tax (AMT)), are investment-grade in quality, and have intermediate- to long-term maturities (three years or longer). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.


Risks

It is important to understand that you can lose money by investing in the fund.


The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s

Prospectus	15

investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Since the fund invests in tax-exempt bonds, which, to be treated as tax-exempt under the Internal Revenue Code, may be issued only by limited types of issuers for limited types of projects, the fund’s investments may be focused in certain market segments. Consequently, the fund may be more vulnerable to fluctuations in the values of the securities it holds than a fund that invests more broadly. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Investments in a single state carry risks of vulnerability to common economic forces and other factors affecting the state’s tax-exempt investments, which may result in greater losses and volatility. Interest the fund receives might be taxable.


The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.


16	Prospectus

Average annual total returns after sales charges
(for periods ending 12/31/10)

Share class	1 year	5 years	10 years

Class A before taxes	–1.74%	2.66%	3.79%
Class A after taxes on distributions	–1.80%	2.64%	3.78%
Class A after taxes on distributions and
sale of fund shares	0.17%	2.82%	3.83%
Class B before taxes	–3.06%	2.49%	3.56%
Class C before taxes	0.68%	2.75%	3.44%
Class M before taxes	–1.23%	2.51%	3.57%
Class Y before taxes	2.58%	3.67%	4.29%
Barclays Capital Municipal Bond Index
(no deduction for fees, expenses or taxes)	2.38%	4.09%	4.83%


After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Thalia Meehan, Portfolio Manager, portfolio manager of the fund since 2006

Paul Drury, Portfolio Manager, portfolio manager of the fund since 2002

Susan McCormack, Portfolio Manager, portfolio manager of the fund since 1999


For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important additional information about all funds beginning on page 29.


Prospectus	17

Putnam New Jersey Tax Exempt Income Fund

Goal


Putnam New Jersey Tax Exempt Income Fund seeks as high a level of current income exempt from federal income tax and New Jersey personal income tax as we believe is consistent with preservation of capital.


Fees and expenses


The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 37 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s SAI.


Shareholder fees (fees paid directly from your investment)

		Maximum deferred sales charge
	Maximum sales charge (load)	(load) (as a percentage of original
	imposed on purchases (as a	purchase price or redemption
Share class	percentage of offering price)	proceeds, whichever is lower)
Class A	4.00%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%
Class M	3.25%	NONE
Class Y	NONE	NONE

Annual fund operating expenses


(expenses you pay each year as a percentage of the value of your investment)


		Distribution		Total annual
	Management	and service	Other	fund operating
Share class	fees	(12b-1) fees	expenses	expenses
Class A	0.44%	0.23%†	0.11%	0.78%
Class B	0.44%	0.85%	0.11%	1.40%
Class C	0.44%	1.00%	0.11%	1.55%
Class M	0.44%	0.50%	0.11%	1.05%
Class Y	0.44%	N/A	0.11%	0.55%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.


† Represents a blended rate.

18	Prospectus

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$476	$639	$816	$1,327
Class B	$643	$743	$966	$1,510
Class B (no redemption)	$143	$443	$766	$1,510
Class C	$258	$490	$845	$1,845
Class C (no redemption)	$158	$490	$845	$1,845
Class M	$429	$648	$886	$1,566
Class Y	$56	$176	$307	$689


Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 9%.

Investments, risks, and performance

Investments


We invest mainly in bonds that pay interest that is exempt from federal income tax and New Jersey personal income tax (but that may be subject to federal alternative minimum tax (AMT)), are investment-grade in quality, and have intermediate- to long-term maturities (three years or longer). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.


Risks

It is important to understand that you can lose money by investing in the fund.


The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s

Prospectus	19

investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Since the fund invests in tax-exempt bonds, which, to be treated as tax-exempt under the Internal Revenue Code, may be issued only by limited types of issuers for limited types of projects, the fund’s investments may be focused in certain market segments. Consequently, the fund may be more vulnerable to fluctuations in the values of the securities it holds than a fund that invests more broadly. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Investments in a single state carry risks of vulnerability to common economic forces and other factors affecting the state’s tax-exempt investments, which may result in greater losses and volatility. Interest the fund receives might be taxable.


The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.


20	Prospectus

Average annual total returns after sales charges
(for periods ending 12/31/10)

Share class	1 year	5 years	10 years

Class A before taxes	–2.20%	2.92%	3.87%
Class A after taxes on distributions	–2.20%	2.92%	3.86%
Class A after taxes on distributions and
sale of fund shares	–0.04%	3.09%	3.91%
Class B before taxes	–3.70%	2.75%	3.62%
Class C before taxes	0.18%	2.98%	3.51%
Class M before taxes	–1.71%	2.81%	3.64%
Class Y before taxes	2.10%	3.92%	4.37%
Barclays Capital Municipal Bond Index
(no deduction for fees, expenses or taxes)	2.38%	4.09%	4.83%


After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Thalia Meehan, Portfolio Manager, portfolio manager of the fund since 2006

Paul Drury, Portfolio Manager, portfolio manager of the fund since 2002

Susan McCormack, Portfolio Manager, portfolio manager of the fund since 1999


For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important additional information about all funds beginning on page 29.


Prospectus	21

Putnam Ohio Tax Exempt Income Fund

Goal


Putnam Ohio Tax Exempt Income Fund seeks as high a level of current income exempt from federal income tax and Ohio personal income tax as we believe is consistent with preservation of capital.


Fees and expenses


The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 37 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s SAI.


Shareholder fees (fees paid directly from your investment)

		Maximum deferred sales charge
	Maximum sales charge (load)	(load) (as a percentage of original
	imposed on purchases (as a	purchase price or redemption
Share class	percentage of offering price)	proceeds, whichever is lower)
Class A	4.00%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%
Class M	3.25%	NONE
Class Y	NONE	NONE

Annual fund operating expenses

(expenses you pay each year as a percentage of the value of your investment)


		Distribution		Total annual
	Management	and service	Other	fund operating
Share class	fees	(12b-1) fees	expenses	expenses
Class A	0.44%	0.23%†	0.13%	0.80%
Class B	0.44%	0.85%	0.13%	1.42%
Class C	0.44%	1.00%	0.13%	1.57%
Class M	0.44%	0.50%	0.13%	1.07%
Class Y	0.44%	N/A	0.13%	0.57%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.


† Represents a blended rate.

22	Prospectus

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$478	$645	$826	$1,350
Class B	$645	$749	$976	$1,533
Class B (no redemption)	$145	$449	$776	$1,533
Class C	$260	$496	$855	$1,867
Class C (no redemption)	$160	$496	$855	$1,867
Class M	$431	$654	$896	$1,588
Class Y	$58	$183	$318	$714


Portfolio turnover


The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 11%.


Investments, risks, and performance

Investments


We invest mainly in bonds that pay interest that is exempt from federal income tax and Ohio personal income tax (but that may be subject to federal alternative minimum tax (AMT)), are investment-grade in quality, and have intermediate-to long-term maturities (three years or longer). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.


Risks

It is important to understand that you can lose money by investing in the fund.


The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are

Prospectus	23


subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Since the fund invests in tax-exempt bonds, which, to be treated as tax-exempt under the Internal Revenue Code, may be issued only by limited types of issuers for limited types of projects, the fund’s investments may be focused in certain market segments. Consequently, the fund may be more vulnerable to fluctuations in the values of the securities it holds than a fund that invests more broadly. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Investments in a single state carry risks of vulnerability to common economic forces and other factors affecting the state’s tax-exempt investments, which may result in greater losses and volatility. Interest the fund receives might be taxable.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.


24	Prospectus


Average annual total returns after sales charges
(for periods ending 12/31/10)

Share class	1 year	5 years	10 years

Class A before taxes	–3.14%	2.43%	3.67%
Class A after taxes on distributions	–3.14%	2.42%	3.67%
Class A after taxes on distributions and
sale of fund shares	–0.66%	2.66%	3.74%
Class B before taxes	–4.65%	2.27%	3.44%
Class C before taxes	–0.90%	2.49%	3.32%
Class M before taxes	–2.69%	2.30%	3.48%
Class Y before taxes	1.06%	3.43%	4.19%
Barclays Capital Municipal Bond Index
(no deduction for fees, expenses or taxes)	2.38%	4.09%	4.83%


After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Thalia Meehan, Portfolio Manager, portfolio manager of the fund since 2006

Paul Drury, Portfolio Manager, portfolio manager of the fund since 2002

Susan McCormack, Portfolio Manager, portfolio manager of the fund since 1999


For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important additional information about all funds beginning on page 29.


Prospectus	25

Putnam Pennsylvania Tax Exempt Income Fund

Goal


Putnam Pennsylvania Tax Exempt Income Fund seeks as high a level of current income exempt from federal income tax and Pennsylvania personal income tax as we believe is consistent with preservation of capital.


Fees and expenses


The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 37 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s SAI.


Shareholder fees (fees paid directly from your investment)

		Maximum deferred sales charge
	Maximum sales charge (load)	(load) (as a percentage of original
	imposed on purchases (as a	purchase price or redemption
Share class	percentage of offering price)	proceeds, whichever is lower)
Class A	4.00%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%
Class M	3.25%	NONE
Class Y	NONE	NONE

Annual fund operating expenses

(expenses you pay each year as a percentage of the value of your investment)


		Distribution		Total annual
	Management	and service	Other	fund operating
Share class	fees	(12b-1) fees	expenses	expenses
Class A	0.44%	0.23%†	0.12%	0.79%
Class B	0.44%	0.85%	0.12%	1.41%
Class C	0.44%	1.00%	0.12%	1.56%
Class M	0.44%	0.50%	0.12%	1.06%
Class Y	0.44%	N/A	0.12%	0.56%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.


† Represents a blended rate.

26	Prospectus

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$477	$642	$821	$1,339
Class B	$644	$746	$971	$1,522
Class B (no redemption)	$144	$446	$771	$1,522
Class C	$259	$493	$850	$1,856
Class C (no redemption)	$159	$493	$850	$1,856
Class M	$430	$651	$891	$1,577
Class Y	$57	$179	$313	$701


Portfolio turnover


The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 13%.


Investments, risks, and performance

Investments


We invest mainly in bonds that pay interest that is exempt from federal income tax and Pennsylvania personal income tax (but that may be subject to federal alternative minimum tax (AMT)), are investment-grade in quality, and have intermediate- to long-term maturities (three years or longer). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.


Risks

It is important to understand that you can lose money by investing in the fund.


The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are

Prospectus	27


subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Since the fund invests in tax-exempt bonds, which, to be treated as tax-exempt under the Internal Revenue Code, may be issued only by limited types of issuers for limited types of projects, the fund’s investments may be focused in certain market segments. Consequently, the fund may be more vulnerable to fluctuations in the values of the securities it holds than a fund that invests more broadly. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Investments in a single state carry risks of vulnerability to common economic forces and other factors affecting the state’s tax-exempt investments, which may result in greater losses and volatility. Interest the fund receives might be taxable.


The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.


28	Prospectus

Average annual total returns after sales charges
(for periods ending 12/31/10)

Share class	1 year	5 years	10 years

Class A before taxes	–2.33%	2.49%	3.89%
Class A after taxes on distributions	–2.33%	2.49%	3.89%
Class A after taxes on distributions and
sale of fund shares	–0.13%	2.70%	3.94%
Class B before taxes	–3.88%	2.31%	3.65%
Class C before taxes	–0.09%	2.55%	3.54%
Class M before taxes	–1.90%	2.36%	3.68%
Class Y before taxes	1.89%	3.50%	4.40%
Barclays Capital Municipal Bond Index
(no deduction for fees, expenses or taxes)	2.38%	4.09%	4.83%


After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Thalia Meehan, Portfolio Manager, portfolio manager of the fund since 2006

Paul Drury, Portfolio Manager, portfolio manager of the fund since 2002

Susan McCormack, Portfolio Manager, portfolio manager of the fund since 1999

Important additional information about all funds

Purchase and sale of fund shares

You can open an account, purchase and/or sell fund shares, or exchange them for shares of another Putnam fund by contacting your financial advisor or by calling Putnam Investor Services at 1-800-225-1581.

When opening an account, you must complete and mail a Putnam account application, along with a check made payable to the fund, to: Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383. The minimum initial investment of $500 is currently waived, although Putnam reserves the right to reject initial investments under $500 at its discretion. There is no minimum for subsequent investments.

Prospectus	29

You can sell your shares back to the fund or exchange them for shares of another Putnam fund any day the New York Stock Exchange (NYSE) is open. Shares may be sold or exchanged by mail, by phone, or online at putnam.com. Some restrictions may apply.

Tax information


The fund intends to distribute income that is exempt from federal income tax and personal income tax of the state identified in the fund’s name, but distributions will be subject to federal income tax to the extent attributable to other income, including income earned by the fund on investments in taxable securities or capital gains realized on the disposition of its investments.


Financial intermediary compensation


If you purchase the fund through a broker/dealer or other financial intermediary (such as a bank or financial advisor), the fund and its related companies may pay that intermediary for the sale of fund shares and related services. Please bear in mind that these payments may create a conflict of interest by influencing the broker/dealer or other intermediary to recommend the fund over another investment. Ask your advisor or visit your advisor’s website for more information.


What are each fund’s main investment strategies and related risks?


This section contains greater detail on each fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summaries, we pursue each fund’s goal by investing mainly in tax-exempt investments. Under normal circumstances, we invest at least 80% of a fund’s net assets in tax-exempt investments. This investment policy cannot be changed without the approval of a fund’s shareholders. Certain states may impose additional requirements on the composition of a fund’s portfolio in order for distributions from that fund to be exempt from state taxes.

• Tax-exempt investments. These investments are issued by or for states, territories or possessions of the United States or by their political subdivisions, agencies, authorities or other government entities. These investments are issued to raise money for public purposes, such as loans for the construction of housing, schools or hospitals, or to provide temporary financing in anticipation of the receipt of taxes and other revenue. They also include private activity obligations of public authorities to finance privately owned or operated facilities. Changes in law or adverse determinations by the Internal

30	Prospectus

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Revenue Service or a state tax authority could make the income from some of these obligations taxable. Investments in securities of issuers located outside the applicable state may be applied toward meeting a requirement to invest in a tax-exempt investment if the security pays interest that is exempt from federal income tax and the applicable state’s income tax.

Interest income from private activity bonds may be subject to federal AMT for individuals. As a policy that cannot be changed without the approval of fund shareholders, we cannot include these investments for the purpose of complying with the 80% investment policies described above. Corporate shareholders will be required to include all exempt interest dividends in determining their federal AMT. For more information, including possible state, local and other taxes, contact your tax advisor.

• General obligations. These are backed by the issuer’s authority to levy taxes and are considered an obligation of the issuer. They are payable from the issuer’s general unrestricted revenues, although payment may depend upon government appropriation or aid from other governments. These investments may be vulnerable to legal limits on a government’s power to raise revenue or increase taxes, as well as economic or other developments that can reduce revenues.

• Special revenue obligations. These are payable from revenue earned by a particular project or other revenue source. They include private activity bonds such as industrial development bonds, which are paid only from the revenues of the private owners or operators of the facilities. Investors can look only to the revenue generated by the project or the private company operating the project rather than the credit of the state or local government authority issuing the bonds. Special revenue obligations are typically subject to greater credit risk than general obligations because of the relatively limited source of revenue.

• Interest rate risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to a fund, but will affect the value of a fund’s shares. Interest rate risk is generally greater for investments with longer maturities.

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In evaluating the potential performance of an investment in a fund, investors may find it useful to compare the fund’s current dividend rate with its “yield,” which is computed on a yield-to-maturity basis in accordance with Securities and Exchange Commission (SEC) regulations and which reflects amortization of market premiums.

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Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore a fund might not benefit from any increase in value as a result of declining interest rates.

• Credit risk. Investors normally expect to be compensated in proportion to the risk they are assuming. Thus, debt of issuers with poor credit prospects usually offers higher yields than debt of issuers with more secure credit. Higher-rated investments generally have lower credit risk.

We invest mostly in investment-grade debt investments. These are rated at least BBB or its equivalent at the time of purchase by a nationally recognized securities rating agency, or are unrated investments that we believe are of comparable quality. We may invest up to 25% of a fund’s total assets in non-investment-grade investments. However, we will not invest in investments that are rated lower than BB or its equivalent by each agency rating the investment, or are unrated securities we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced after we buy it.

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Investments rated below BBB or its equivalent are below-investment-grade (sometimes referred to as “junk bonds”). This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the values of those investments will usually be more volatile and are likely to fall. A default or expected default could also make it difficult for us to sell the investments at prices approximating the values we had previously placed on them. Tax-exempt debt, particularly lower-rated tax-exempt debt, usually has a more limited market than taxable debt, which may at times make it difficult for us to buy or sell certain debt instruments or to establish their fair value. Credit risk is generally greater for investments that are issued at less than their face value and that are required to make interest payments only at maturity rather than at intervals during the life of the investment.

We may buy investments that are insured as to the payment of principal and interest in the event the issuer defaults. Any reduction in the insurers’ ability to pay claims may adversely affect the value of insured investments and, consequently, the value of a fund’s shares.

• Focus of investments. We may make significant investments in a segment of the tax-exempt debt market, such as tobacco settlement bonds or revenue bonds for health care facilities, housing or airports. These investments may cause the value of a fund’s shares to fluctuate more than the values of shares of funds that invest in a greater variety of investments. Certain events may adversely affect all investments within a particular market segment.

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32	Prospectus

Examples include legislation or court decisions, concerns about pending legislation or court decisions, or lower demand for the services or products provided by a particular market segment.

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Investing mostly in tax-exempt investments of a single state makes a fund more vulnerable to that state’s economy and to factors affecting tax exempt issuers in that state than would be true for a more geographically diversified fund. These risks include:

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– the inability or perceived inability of a government authority to collect sufficient tax or other revenues to meet its payment obligations,

– the introduction of constitutional or statutory limits on a tax-exempt issuer’s ability to raise revenues or increase taxes, and

– economic or demographic factors that may cause a decrease in tax or other revenues for a government authority or for private operators of publicly financed facilities.

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In addition, because of the relatively small number of issuers of tax-exempt securities, we are more likely to invest a higher percentage of assets in a single issuer. We may, therefore, be more exposed to the risk of loss due to investing in relatively few issuers than a fund that invests more broadly.

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At times, the funds and other accounts that we and our affiliates manage may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments.

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• Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, swap contracts and inverse floaters, although they do not represent a primary focus of the funds. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments or indexes. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, or index. We may use derivatives both for hedging and non-hedging purposes, such as to modify the behavior of an investment so it responds differently than it would otherwise to changes in a particular interest rate. For example, derivatives may increase or decrease an investment’s exposure to long- or short-term interest rates or cause the value of an investment to move in the opposite direction from prevailing short-term or long-term interest rates. We may also use derivatives as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments

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in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide a fund with investment exposure greater than the value of a fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to a fund. The risk of loss from certain short derivatives positions is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivatives transaction will not meet its obligations. For further information about the risks of derivatives, see Miscellaneous Investments, Investment Practices and Risks in the SAI.

• Other investments. In addition to the main investment strategies described above, we may also make other types of investments, which may produce taxable income and be subject to other risks, as described under the heading Miscellaneous Investments, Investment Practices and Risks in the SAI.

• Alternative strategies. At times we may judge that market conditions make pursuing a fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily invest some or all of a fund’s assets using alternative strategies that are mainly designed to limit losses, including investing in taxable obligations. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause a fund to miss out on investment opportunities, and may prevent a fund from achieving its goal.

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• Changes in policies. The Trustees may change a fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

• Portfolio turnover rate. A fund’s portfolio turnover rate measures how frequently the fund buys and sells investments. A portfolio turnover rate of 100%, for example, would mean that a fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. From time to time the funds may engage in frequent trading. Funds with high turnover may

34	Prospectus

be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance. A fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions.

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• Portfolio holdings. The SAI includes a description of each fund’s policies with respect to the disclosure of its portfolio holdings. For more specific information on a fund’s portfolio, you may visit the Putnam Investments website, putnam.com/individual, where each fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until a fund files a Form N-CSR or N-Q with the SEC for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

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Who oversees and manages the funds?

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The funds’ Trustees

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the funds’ business and represents the interests of the Putnam fund shareholders. At least 75% of the members of the Putnam Funds’ Board of Trustees are independent, which means they are not officers of the funds or affiliated with Putnam Investment Management, LLC (Putnam Management).

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The Trustees periodically review each fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services, as well as the overall level of each fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff, auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

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Contacting the funds’ Trustees

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Address correspondence to:
The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

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The funds’ investment manager

The Trustees have retained Putnam Management, which has managed mutual funds since 1937, to be each fund’s investment manager, responsible for making investment decisions for each fund and managing each fund’s other affairs and business. The basis for the Trustees’ approval of each fund’s management contract and the sub-management contract described below is discussed in each fund’s semiannual report to shareholders dated November 30, 2010. Each fund pays a monthly management fee to Putnam Management. The fee is calculated by applying to each fund’s average net assets for the month a rate based on the monthly average of the aggregate net assets of all open-end funds sponsored by Putnam Management (excluding fund assets that are invested in other Putnam funds).

Each fund paid Putnam Management a management fee in the following amounts (reflected as a percentage of average net assets for each fund’s last fiscal year after giving effect to any applicable waivers):

Fund	Management Fees (after applicable waivers)
The Arizona Fund	0.44%
The Massachusetts Fund	0.44%
The Michigan Fund	0.44%
The Minnesota Fund	0.44%
The New Jersey Fund	0.44%
The Ohio Fund	0.44%
The Pennsylvania Fund	0.44%

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Putnam Management’s address is One Post Office Square, Boston, MA 02109.

Putnam Management has retained its affiliate Putnam Investments Limited (PIL) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management. Putnam Management (and not the funds) will pay a quarterly sub-management fee to PIL for its services at the annual rate of 0.40% of the average aggregate net asset value of any fund assets managed by PIL. PIL, which provides a full range of international investment advisory services to institutional clients, is located at Cassini House, 57–59 St James’s Street, London, England, SW1A 1LD.

Pursuant to this arrangement, Putnam investment professionals who are based in foreign jurisdictions may serve as portfolio managers of the funds or provide other investment services, consistent with local regulations.

• Portfolio managers. The officers of Putnam Management identified below are primarily responsible for the day-to-day management of each fund’s portfolio.

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Portfolio managers	Joined fund	Employer	Positions over past five years
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Thalia Meehan	2006	Putnam Management	Team Leader, Tax Exempt
		1989 – Present	Fixed Income Team
			Previously, Director Tax
			Exempt Research

Paul Drury	2002	Putnam Management	Portfolio Manager
		1989 – Present

Susan McCormack	1999*	Putnam Management	Portfolio Manager
		1994 – Present

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* Portfolio manager of The Massachusetts Fund since 2002.

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The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in each fund.

How do the funds price their shares?

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The price of a fund’s shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the NYSE each day the exchange is open. Each fund values its investments for which market quotations are readily available at market value. It values all other investments and assets at their fair value, which may differ from recent market prices.

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Each fund’s tax-exempt investments are generally valued at fair value on the basis of valuations provided by an independent pricing service approved by the fund’s Trustees. Such services determine valuations for normal institutional-size trading units of such securities using information with respect to transactions in the bond being valued, quotations from bond dealers, market transactions in comparable securities, and various relationships, generally recognized by institutional traders, between securities. To the extent a pricing service is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management.

How do I buy fund shares?

Opening an account

You can open a fund account and purchase class A, B, C, and M shares by contacting your financial representative or Putnam Investor Services at 1-800-225-1581 and obtaining a Putnam account application. The completed application, along with a check made payable to the fund, must then be returned to Putnam Investor Services at the following address:

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Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

You can open a fund account with as little as $500. The minimum investment is waived if you make regular investments weekly, semi-monthly or monthly through automatic deductions from your bank checking or savings account. Although Putnam is currently waiving the minimum, it reserves the right to reject initial investments under the minimum at its discretion.

Each fund sells its shares at the offering price, which is the NAV plus any applicable sales charge (class A and class M shares only). Your financial representative or Putnam Investor Services generally must receive your completed buy order before the close of regular trading on the NYSE for your shares to be bought at that day’s offering price.

Mutual funds must obtain and verify information that identifies investors opening new accounts. If a fund is unable to collect the required information, Putnam Investor Services may not be able to open your fund account. Investors must provide their full name, residential or business address, Social Security or tax identification number, and date of birth. Entities, such as trusts, estates, corporations and partnerships, must also provide other identifying information. Putnam Investor Services may share identifying information with third parties for the purpose of verification. If Putnam Investor Services cannot verify identifying information after opening your account, the fund reserves the right to close your account.

Also, each fund may periodically close to new purchases of shares or refuse any order to buy shares if the fund determines that doing so would be in the best interests of the fund and its shareholders.

While the funds no longer issue certificates for fund shares, previously issued share certificates remain valid.

Purchasing additional shares

Once you have an existing account, you can make additional investments at any time in any amount in the following ways:

• Through a financial representative. Your representative will be responsible for furnishing all necessary documents to Putnam Investor Services and may charge you for his or her services.

• Through Putnam’s Systematic Investing Program. You can make regular investments weekly, semi-monthly or monthly through automatic deductions from your bank checking or savings account.

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• Via the Internet or phone. If you have an existing Putnam fund account and you have completed and returned an Electronic Investment Authorization Form, you can buy additional shares online at putnam.com or by calling Putnam Investor Services at 1-800-225-1581.

• By mail. You may also request a book of investment stubs for your account. Complete an investment stub and write a check for the amount you wish to invest, payable to the fund. Return the check and investment stub to Putnam Investor Services.

• By wire transfer. You may buy fund shares by bank wire transfer of same-day funds. Please call Putnam Investor Services at 1-800-225-1581 for wiring instructions. Any commercial bank can transfer same-day funds by wire. A fund will normally accept wired funds for investment on the day received if they are received by the fund’s designated bank before the close of regular trading on the NYSE. Your bank may charge you for wiring same-day funds. Although the funds’ designated bank does not currently charge you for receiving same-day funds, it reserves the right to charge for this service. You cannot buy shares for tax-qualified retirement plans by wire transfer.

Which class of shares is best for me?

This prospectus offers you four classes of fund shares: A, B, C and M. Certain investors described below may also choose class Y shares. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you and your financial representative to choose the class that best suits your investment needs. When you purchase shares of a fund, you must choose a share class. Deciding which share class best suits your situation depends on a number of factors that you should discuss with your financial representative, including:

• How long you expect to hold your investment. Class B shares charge a contingent deferred sales charge (CDSC) on redemptions that is phased out over the first six years; class C shares charge a CDSC on redemptions in the first year.

• How much you intend to invest. While investments of less than $100,000 can be made in any share class, classes A and M offer sales charge discounts starting at $100,000 and $50,000, respectively.

• Total expenses associated with each share class. As shown in the section entitled Fund summaries — Fees and expenses, each share class offers a different combination of up-front and ongoing expenses. Generally, the lower the up-front sales charge, the greater the ongoing expenses.

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Here is a summary of the differences among the classes of shares

Class A shares

• Initial sales charge of up to 4.00%

• Lower sales charges available for investments of $100,000 or more

• No deferred sales charge (except that a deferred sales charge of 1.00% may be imposed on certain redemptions of shares bought without an initial sales charge)

• Lower annual expenses, and higher dividends, than class B, C or M shares because of lower 12b-1 fees.

Class B shares

• No initial sales charge; your entire investment goes to work immediately

• Deferred sales charge of up to 5.00% if shares are sold within six years of purchase

• Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fees

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• Convert automatically to class A shares after eight years, thereby reducing future 12b-1 fees

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• Orders for class B shares of one or more Putnam funds will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $100,000 or more. Investors considering cumulative purchases of $100,000 or more should consider whether class A shares would be more advantageous and consult their financial representative.

Class C shares

• No initial sales charge; your entire investment goes to work immediately

• Deferred sales charge of 1.00% if shares are sold within one year of purchase

• Higher annual expenses, and lower dividends, than class A, B or M shares because of higher 12b-1 fees

• No conversion to class A shares, so future 12b-1 fees do not decline over time

• Orders for class C shares of one or more Putnam funds will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $500,000 or more. Investors considering cumulative purchases of $500,000 or more should consider whether class A shares would be more advantageous and consult their financial representative.

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Class M shares

• Initial sales charge of up to 3.25%

• Lower sales charges available for investments of $50,000 or more

• No deferred sales charge

• Lower annual expenses, and higher dividends, than class B or C shares because of lower 12b-1 fees

• Higher annual expenses, and lower dividends, than class A shares because of higher 12b-1 fees

• No conversion to class A shares, so future 12b-1 fees do not decline over time

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• Orders for class M shares of one or more Putnam funds will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $500,000 or more. Investors considering cumulative purchases of $500,000 or more should consider whether class A shares would be more advantageous and consult their financial representative.

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Class Y shares (available only to investors listed below)

The following investors may purchase class Y shares if approved by Putnam:

• bank trust departments and trust companies that have entered into agreements with Putnam and offer institutional share class pricing to their clients;

• college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code;

• other Putnam funds and Putnam investment products;

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• investors purchasing shares through an asset-based fee program that regularly offers institutional share classes and that is sponsored by a registered broker-dealer or other financial institution that has entered into an agreement with Putnam;

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• clients of a financial representative who are charged a fee for consulting or similar services;

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• corporations, endowments and foundations that have entered into an arrangement with Putnam; and

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• fee-paying clients of a registered investment advisor (RIA) who initially invests for clients an aggregate of at least $100,000 in Putnam funds through a fund “supermarket” or other mutual fund trading platform sponsored by a broker-dealer or trust company of which the RIA is not an affiliated or associated person and which has entered into an agreement with Putnam.

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Trust companies or bank trust departments that purchased class Y shares for trust accounts may transfer them to the beneficiaries of the trust accounts, who may continue to hold them or exchange them for class Y shares of other Putnam funds.

• No initial sales charge; your entire investment goes to work immediately

• No deferred sales charge

• Lower annual expenses, and higher dividends, than class A, B, C or M shares because of no 12b-1 fees.

Initial sales charges for class A and M shares

	Class A sales charge as		Class M sales charge as
	a percentage of*:		a percentage of*:
Amount of purchase at offering	Net amount	Offering	Net amount	Offering
price ($)	invested	price**	invested	price**

Under 50,000	4.17%	4.00%	3.36%	3.25%
50,000 but under 100,000	4.17	4.00	2.30	2.25
100,000 but under 250,000	3.36	3.25	1.27	1.25
250,000 but under 500,000	2.56	2.50	1.01	1.00
500,000 and above	NONE	NONE	NONE	NONE

* Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.

** Offering price includes sales charge.

Reducing your class A or class M sales charge

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Each fund offers two principal ways for you to qualify for discounts on initial sales charges on class A and class M shares, often referred to as “breakpoint discounts”:

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• Right of accumulation. You can add the amount of your current purchases of class A or class M shares of a fund and other Putnam funds to the value of your existing accounts in the fund and other Putnam funds. Individuals can also include purchases by, and accounts owned by, their spouse and minor children, including accounts established through different financial representatives. For your current purchases, you will pay the initial sales charge applicable to the total value of the linked accounts and purchases, which may be lower than the sales charge otherwise applicable to each of your current purchases. Shares of Putnam money market funds, other than money market fund shares acquired by exchange from other Putnam funds, are not included for purposes of the right of accumulation.

To calculate the total value of your existing accounts and any linked accounts, the fund will use the higher of (a) the current maximum public offering price of those shares or (b) if you purchased the shares after December 31, 2007, the initial value of the total purchases, or, if you held the shares on

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December 31, 2007, the market value at maximum public offering price on that date, in either case, less the market value on the applicable redemption date of any of those shares that you have redeemed.

• Statement of intention. A statement of intention is a document in which you agree to make purchases of class A or class M shares in a specified amount within a period of 13 months. For each purchase you make under the statement of intention, you will pay the initial sales charge applicable to the total amount you have agreed to purchase. While a statement of intention is not a binding obligation on you, if you do not purchase the full amount of shares within 13 months, the fund will redeem shares from your account in an amount equal to the difference between the higher initial sales charge you would have paid in the absence of the statement of intention and the initial sales charge you actually paid.

Account types that may be linked with each other to obtain breakpoint discounts using the methods described above include:

• Individual accounts

• Joint accounts

• Accounts established as part of a retirement plan and IRA accounts (some restrictions may apply)

• Shares of Putnam funds owned through accounts in the name of your dealer or other financial intermediary (with documentation identifying beneficial ownership of shares)

• Accounts held as part of a Section 529 college savings plan managed by Putnam Management (some restrictions may apply)

In order to obtain a breakpoint discount, you should inform your financial representative at the time you purchase shares of the existence of other accounts or purchases that are eligible to be linked for the purpose of calculating the initial sales charge. A fund or your financial representative may ask you for records or other information about other shares held in your accounts and linked accounts, including accounts opened with a different financial representative. Restrictions may apply to certain accounts and transactions. Further details about breakpoint discounts can be found on Putnam Investments’ website at putnam.com/individual by selecting Investment Choices, then Mutual Funds, and then Pricing policies, and in the SAI.

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• Additional reductions and waivers of sales charges. In addition to the breakpoint discount methods described above, sales charges may be reduced or waived under certain circumstances and for certain categories of investors. For instance, an employer-sponsored retirement plan is eligible to purchase class A shares without sales charges if its plan administrator

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or dealer of record has entered into an agreement with Putnam Retail Management. Information about reductions and waivers of sales charges, including deferred sales charges, is included in the SAI. You may consult your financial representative or Putnam Retail Management for assistance.

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How do I sell or exchange fund shares?

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You can sell your shares back to the appropriate fund or exchange them for shares of another Putnam fund any day the NYSE is open, either through your financial representative or directly to the fund. If you redeem your shares shortly after purchasing them, your redemption payment for the shares may be delayed until the fund collects the purchase price of shares, which may be up to 10 calendar days after the purchase date.

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Regarding exchanges, not all Putnam funds offer all classes of shares or may be open to new investors. If you exchange shares otherwise subject to a deferred sales charge, the transaction will not be subject to the deferred sales charge. When you redeem the shares acquired through the exchange, however, the redemption may be subject to the deferred sales charge, depending upon when you originally purchased the shares. The deferred sales charge will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest deferred sales charge applicable to your class of shares. For purposes of computing the deferred sales charge, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any subsequent exchanges among funds.

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• Selling or exchanging shares through your financial representative. Your representative must receive your request in proper form before the close of regular trading on the NYSE for you to receive that day’s NAV, less any applicable deferred sales charge. Your representative will be responsible for furnishing all necessary documents to Putnam Investor Services on a timely basis and may charge you for his or her services.

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• Selling or exchanging shares directly with the funds. Putnam Investor Services must receive your request in proper form before the close of regular trading on the NYSE in order to receive that day’s NAV, less any applicable deferred sales charge.

• By mail. Send a letter of instruction signed by all registered owners or their legal representatives to Putnam Investor Services. If you have certificates for the shares you want to sell or exchange, you must return them unendorsed with your letter of instruction.

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• By telephone. You may use Putnam’s telephone redemption privilege to redeem shares valued at less than $100,000 unless you have notified Putnam Investor Services of an address change within the preceding 15 days, in which case other requirements may apply. Unless you indicate otherwise on the account application, Putnam Investor Services will be authorized to accept redemption instructions received by telephone. A telephone exchange privilege is currently available for amounts up to $500,000. Sale or exchange of shares by telephone is not permitted if there are certificates for your shares. The telephone redemption and exchange privileges may be modified or terminated without notice.

• Via the Internet. You may also exchange shares via the Internet at putnam.com/individual.

• Additional requirements. In certain situations, for example, if you sell shares with a value of $100,000 or more, the signatures of all registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. In addition, Putnam Investor Services usually requires additional documents for the sale of shares by a corporation, partnership, agent or fiduciary, or surviving joint owner. For more information concerning Putnam’s signature guarantee and documentation requirements, contact Putnam Investor Services.

Each fund also reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds. Consult Putnam Investor Services before requesting an exchange. Ask your financial representative or Putnam Investor Services for prospectuses of other Putnam funds. Some Putnam funds are not available in all states.

Deferred sales charges for class B, class C and certain class A shares

If you sell (redeem) class B shares within six years of purchase, you will generally pay a deferred sales charge according to the following schedule:

Year after purchase	1	2	3	4	5	6	7+
Charge	5%	4%	3%	3%	2%	1%	0%

A deferred sales charge of 1.00% will apply to class C shares if redeemed within one year of purchase. Unless otherwise agreed with Putnam Retail Management, class A shares that are part of a purchase of $500,000 or more (other than by a qualified retirement plan) will be subject to a 1.00% deferred sales charge if redeemed within nine months of purchase.

Prospectus	45

Deferred sales charges will be based on the lower of the shares’ cost and current NAV. Shares not subject to any charge will be redeemed first, followed by shares held longest. You may sell shares acquired by reinvestment of distributions without a charge at any time.

• Payment information. A fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, a fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law. You will not receive interest on uncashed redemption checks.

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• Redemption by a fund. If you own fewer shares than the minimum set by the Trustees (presently 20 shares), a fund may redeem your shares without your permission and send you the proceeds after providing you with at least 60 days’ notice to attain the minimum. To the extent permitted by applicable law, each fund may also redeem shares if you own more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.

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Policy on excessive short-term trading

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• Risks of excessive short-term trading. Excessive short-term trading activity may reduce each fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing a fund’s expenses and diluting a fund’s NAV. Depending on the size and frequency of short-term trades in a fund’s shares, the fund may experience increased cash volatility, which could require a fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold otherwise. The need to execute additional portfolio transactions due to these cash flows may also increase a fund’s brokerage and administrative costs and may increase the taxable distributions received from the fund.

Because the funds invest in securities that may trade infrequently or may be more difficult to value, such as lower-rated bonds, they may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in a fund’s investments. In addition, the market for lower-rated bonds may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because lower-rated debt may be less liquid than higher-rated debt, each fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused

46	Prospectus

by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities, such as stock of smaller issuers.

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• Fund policies. In order to protect the interests of long-term shareholders of each fund, Putnam Management and each fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. Each fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. In addition, Putnam Management monitors activity in those shareholder accounts about which it possesses the necessary information in order to detect excessive short-term trading patterns and takes steps to deter excessive short-term traders.

• Account monitoring. Putnam Management’s Compliance Department currently uses multiple reporting tools to monitor activity in retail customer accounts for which Putnam Investor Services maintains records. This review is based on each fund’s internal parameters for detecting excessive short-term trading, which consider the number of “round trip” transactions above a specified dollar amount within a specified period of time. These parameters may change from time to time. If a monitored account engages in short-term trading that Putnam Management or each fund considers to be excessive or inappropriate, Putnam Management will issue the investor and his or her financial intermediary, if any, a written warning. Continued excessive short-term trading activity by an investor or intermediary that has received a warning may lead to the termination of the exchange privilege. Each fund also reserves the right to terminate the exchange privilege without a warning. In addition, Putnam Management will also communicate instances of excessive short-term trading to the compliance staff of an investor’s broker, if one is identified.

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• Account restrictions. In addition to enforcing these exchange parameters, Putnam Management and each fund reserve the right to reject or restrict purchases or exchanges for any reason. Putnam Management or a fund may determine that an investor’s trading activity is excessive or otherwise potentially harmful based on various factors, including an investor’s or financial intermediary’s trading history in each fund, other Putnam funds or other investment products, and may aggregate activity in multiple accounts under common ownership or control. If a fund identifies an investor or intermediary as a potential excessive trader, it may, among other things, require further trades to be submitted by mail rather than by phone or over the Internet, impose limitations on the amount, number, or frequency of future purchases or exchanges, or temporarily or permanently bar the investor or intermediary from investing in each fund or other Putnam funds. Each fund may take these steps in its discretion even if the investor’s activity may not have been detected by the fund’s current monitoring parameters.

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• Limitations on each fund’s policies. There is no guarantee that a fund will be able to detect excessive short-term trading in all accounts. For example, Putnam Management currently does not have access to sufficient information to identify each investor’s trading history, and in certain circumstances there are operational or technological constraints on its ability to enforce a fund’s policies. In addition, even when Putnam Management has sufficient information, its detection methods may not capture all excessive short-term trading.

In particular, many purchase, redemption and exchange orders are received from financial intermediaries that hold omnibus accounts with a fund. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators. The funds are generally not able to identify trading by a particular beneficial owner within an omnibus account, which makes it difficult or impossible to determine if a particular shareholder is engaging in excessive short-term trading. Putnam Management monitors aggregate cash flows in omnibus accounts on an ongoing basis. If high cash flows or other information indicate that excessive short-term trading may be taking place, Putnam Management will contact the financial intermediary, plan sponsor or recordkeeper that maintains accounts for the beneficial owner and attempt to identify and remedy any excessive trading. However, each fund’s ability to monitor and deter excessive short-term traders in omnibus accounts ultimately depends on the capabilities and cooperation of these third-party financial firms. A financial intermediary or plan sponsor may impose different or additional limits on short-term trading.

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Distribution plans and payments to dealers

Putnam funds are distributed primarily through dealers (including any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan administrator, and any other institution having a selling, services, or any similar agreement with Putnam Retail Management or one of its affiliates). In order to pay for the marketing of fund shares and services provided to shareholders, each fund has adopted distribution and service (12b-1) plans, which increase the annual operating expenses you pay each year in certain share classes, as shown in the table of annual fund operating expenses in the section Fund summaries — Fees and expenses. Putnam Retail Management and its affiliates also make additional payments to dealers that do not increase your fund expenses, as described below.

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• Distribution and service (12b-1) plans. Each fund’s 12b-1 plans provide for payments at annual rates (based on average net assets) of up to 0.35% on class A shares and 1.00% on class B, class C and class M shares. The Trustees

48	Prospectus

currently limit payments on class A, class B and class M shares to 0.25%, 0.85% and 0.50% of average net assets, respectively. For class A shares, the annual payment rate will equal the weighted average of (i) 0.20% of the net assets of the fund attributable to class A shares purchased and paid for prior to April 1, 2005 and (ii) 0.25% of all other net assets of the fund attributable to class A shares. Because these fees are paid out of a fund’s assets on an ongoing basis, they will increase the cost of your investment. The higher fees for class B, class C and class M shares may cost you more over time than paying the initial sales charge for class A shares. Because class C and class M shares, unlike class B shares, do not convert to class A shares, class C and class M shares may cost you more over time than class B shares. Class Y shares, for shareholders who are eligible to purchase them, will be less expensive than other classes of shares because they do not bear sales charges or 12b-1 fees.

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• Payments to dealers. If you purchase your shares through a dealer, your dealer generally receives payments from Putnam Retail Management representing some or all of the sales charges and distribution and service (12b-1) fees, if any, shown in the tables under the heading Fund summaries — Fees and expenses at the front of this prospectus.

Putnam Retail Management and its affiliates also pay additional compensation to selected dealers in recognition of their marketing support and/or program servicing (each of which is described in more detail below). These payments may create an incentive for a dealer firm or its representatives to recommend or offer shares of the funds or other Putnam funds to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amount paid by you or a fund as shown under the heading Fund summaries — Fees and expenses.

The additional payments to dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that dealer, sales or net sales of a fund attributable to that dealer, or reimbursement of ticket charges (fees that a dealer firm charges its representatives for effecting transactions in fund shares), or on the basis of a negotiated lump sum payment for services provided.

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Marketing support payments are generally available to most dealers engaging in significant sales of Putnam fund shares. These payments are individually negotiated with each dealer firm, taking into account the marketing support services provided by the dealer, including business planning assistance, educating dealer personnel about the Putnam funds and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund company list, and access to sales meetings, sales

Prospectus	49

representatives and management representatives of the dealer, as well as the size of the dealer’s relationship with Putnam Retail Management. Although the total amount of marketing support payments made to dealers in any year may vary, on average, the aggregate payments are not expected, on an annual basis, to exceed 0.085% of the average net assets of Putnam’s retail mutual funds attributable to the dealers.

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Program servicing payments, which are paid in some instances to dealers in connection with investments in the fund by retirement plans and other investment programs, are not expected, with certain limited exceptions, to exceed 0.20% of the total assets in the program on an annual basis. These payments are made for program services provided by the dealer, including participant recordkeeping, reporting, or transaction processing, as well as services rendered in connection with fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services.

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You can find a list of all dealers to which Putnam made marketing support and/or program servicing payments in 2010 in the SAI, which is on file with the SEC and is also available on Putnam’s website at putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your dealer. Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You can also ask your dealer about any payments it receives from Putnam Retail Management and its affiliates and any services your dealer provides, as well as about fees and/or commissions it charges.

• Other payments. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to dealers to the extent permitted by SEC and NASD (as adopted by FINRA) rules and by other applicable laws and regulations. The funds’ transfer agent may also make payments to certain dealers in recognition of subaccounting or other services they provide to shareholders or plan participants who invest in a fund or other Putnam funds through their retirement plan. See the discussion in the SAI under the heading Management — Investor Servicing Agent for more details.

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Fund distributions and taxes

Each fund declares a distribution daily of all its net income. Each fund normally distributes any net investment income monthly and any net realized capital gains annually. You may choose to reinvest distributions from net investment income, capital gains or both in additional shares of the fund or

50	Prospectus

other Putnam funds, or you may receive them in cash in the form of a check or an electronic deposit to your bank account. If you do not select an option when you open your account, all distributions will be reinvested. If you choose to receive distributions in cash, but correspondence from a fund or Putnam Investor Services is returned as “undeliverable,” the distribution option on your account may be converted to reinvest future distributions in the fund. You will not receive interest on uncashed distribution checks.

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Fund distributions that a fund properly reports to you as “exempt-interest dividends” are generally not subject to federal income taxation. In addition, such distributions derived from interest on (i) qualifying state and local obligations that are tax-exempt pursuant to the law of the relevant state and (ii) qualifying obligations of the United States and its possessions will be exempt from the personal income tax (if any) of that state. Distributions derived from other sources generally will be taxable to you as ordinary income or as long-term capital gain, whether paid in cash or reinvested in additional shares. If you receive social security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in a fund may have on the federal taxation of your benefits. In addition, an investment in a fund may result in liability for federal AMT, both for individual and corporate shareholders.

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In order for any portion of a fund’s distributions to be exempt from the personal income tax of the relevant state, the fund and its investments must meet certain requirements that vary according to the relevant state. A fund or its investments may fail to meet the relevant state’s requirements for a variety of reasons, which may increase the amount of taxes payable by shareholders. In addition, a fund’s distributions may be subject to other state or local taxes, such as a state’s AMT. Please refer to the SAI for further information concerning the taxation of fund distributions by the relevant state.

Each fund may at times buy tax-exempt investments at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For federal income tax purposes, some or all of this market discount will be included in the fund’s ordinary income and will be taxable to you as such when it is distributed.

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For federal income tax purposes, distributions of net investment income other than “exempt-interest dividends” are generally taxable to you as ordinary income. Generally, gains realized by a fund on the sale or exchange of investments are taxable to you, even though the income from such investments generally is tax-exempt. Taxes on distributions of capital gains are determined by how long a fund owned the investments that generated them, rather than by how long you have owned your shares. Distributions that a fund properly reports to you as gains from investments that a fund owned

Prospectus	51

for more than one year are generally taxable to you as long-term capital gains. Distributions of gains from investments that a fund owned for one year or less and gains on the sale of bonds characterized as market discount are generally taxable to you as ordinary income. Distributions are taxable in the manner described in this paragraph whether you receive them in cash or reinvest them in additional shares of the fund or other Putnam funds.

Unless you are investing through a tax-advantaged retirement account (such as an IRA), you should consider avoiding a purchase of fund shares shortly before a fund makes a distribution because doing so may cost you money in taxes. Distributions are taxable to you even if they are paid from income or gains earned by the funds before your investment (and thus were included in the price you paid). Contact your financial representative or Putnam to find out the distribution schedule for your fund.

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A fund’s investments in discount and certain other debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

A fund’s use of derivatives, if any, may affect the amount, timing and character of distributions to shareholders and, therefore, may increase the amount of taxes payable by shareholders.

Any gain resulting from the sale or exchange of your shares generally also will be subject to tax.

The above is a general summary of the tax implications of investing in a fund. Please refer to the SAI for further details. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

Financial highlights

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The financial highlights tables are intended to help you understand each fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been derived from each fund’s financial statements, which for the Massachusetts, Michigan, Minnesota, New Jersey, Ohio and Pennsylvania funds have been audited by PricewaterhouseCoopers LLP, and which for the Arizona fund have been audited by KPMG LLP. Their reports and each fund’s financial statements are included in each fund’s annual report to shareholders, which is available upon request.

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Financial highlights (For a common share outstanding throughout the period)

Putnam Arizona Tax Exempt Income Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio of	Ratio of net
	Net asset		Net realized			From net					Net assets,	expenses	investment
	value,		and unrealized	Total from	From	realized			Net asset	Total return	end	to average	income (loss)
	beginning	Net investment	gain (loss) on	investment	net investment	gain on	Total	Redemption	value, end	at net asset	of period (in	net assets	to average	Portfolio
Period ended	of period	income (loss)	investments	operations	income	investments	distributions	fees	of period	value (%) [a]	thousands)	(%) [b]	net assets (%)	turnover (%)

Class A
May 31, 2011	$9.06	.38	(.25)	.13	(.38)	—	(.38)	— [c]	$8.81	1.49	$52,181.83		4.30	11
May 31, 2010	8.67	.38	.39	.77	(.38)	—	(.38)	— [c]	9.06	9.08	62,236	.84 [d]	4.27 [d]	18
May 31, 2009	8.94	.38	(.24)	.14	(.39)	(.02)	(.41)	— [c]	8.67	1.76	65,117	.69 [d]	4.49 [d]	26
May 31, 2008	9.09	.37	(.09)	.28	(.38)	(.05)	(.43)	— [c]	8.94	3.17	75,318	.78 [d]	4.15 [d]	42
May 31, 2007	9.11	.37	(.02)	.35	(.37)	— [c]	(.37)	—	9.09	3.94	74,898	.81 [d]	4.07 [d]	21

Class B
May 31, 2011	$9.05	.33	(.26)	.07	(.32)	—	(.32)	— [c]	$8.80	.83	$1,067	1.47	3.64	11
May 31, 2010	8.67	.32	.38	.70	(.32)	—	(.32)	— [c]	9.05	8.27	2,152	1.48 [d]	3.62 [d]	18
May 31, 2009	8.93	.33	(.24)	.09	(.33)	(.02)	(.35)	— [c]	8.67	1.23	3,937	1.33 [d]	3.84 [d]	26
May 31, 2008	9.08	.31	(.09)	.22	(.32)	(.05)	(.37)	— [c]	8.93	2.51	5,224	1.42 [d]	3.50 [d]	42
May 31, 2007	9.10	.31	(.02)	.29	(.31)	— [c]	(.31)	—	9.08	3.28	7,867	1.45 [d]	3.42 [d]	21

Class C
May 31, 2011	$9.06	.31	(.24)	.07	(.31)	—	(.31)	— [c]	$8.82	.79	$2,096	1.62	3.54	11
May 31, 2010	8.68	.31	.38	.69	(.31)	—	(.31)	— [c]	9.06	8.10	1,656	1.63 [d]	3.49 [d]	18
May 31, 2009	8.94	.31	(.23)	.08	(.32)	(.02)	(.34)	— [c]	8.68	1.08	1,085	1.48 [d]	3.72 [d]	26
May 31, 2008	9.09	.30	(.10)	.20	(.30)	(.05)	(.35)	— [c]	8.94	2.33	1,005	1.57 [d]	3.40 [d]	42
May 31, 2007 †	9.21	.20	(.12)	.08	(.20)	— [c]	(.20)	—	9.09	.92 *	50	1.06 *d	2.17 *d	21

Class M
May 31, 2011	$9.08	.36	(.25)	.11	(.36)	—	(.36)	— [c]	$8.83	1.21	$1,043	1.12	4.02	11
May 31, 2010	8.69	.35	.40	.75	(.36)	—	(.36)	— [c]	9.08	8.77	1,199	1.13 [d]	3.98 [d]	18
May 31, 2009	8.95	.36	(.24)	.12	(.36)	(.02)	(.38)	— [c]	8.69	1.58	1,151	.98 [d]	4.21 [d]	26
May 31, 2008	9.11	.35	(.11)	.24	(.35)	(.05)	(.40)	— [c]	8.95	2.76	1,148	1.07 [d]	3.85 [d]	42
May 31, 2007	9.12	.35	(.01)	.34	(.35)	— [c]	(.35)	—	9.11	3.76	1,313	1.10 [d]	3.78 [d]	21

Class Y
May 31, 2011	$9.06	.40	(.24)	.16	(.40)	—	(.40)	— [c]	$8.82	1.80	$1,347.62		4.52	11
May 31, 2010	8.68	.40	.38	.78	(.40)	—	(.40)	— [c]	9.06	9.20	1,267	.63 [d]	4.51 [d]	18
May 31, 2009	8.94	.40	(.24)	.16	(.40)	(.02)	(.42)	— [c]	8.68	2.10	93	.48 [d]	4.78 [d]	26
May 31, 2008 ††	8.99	.16	(.04)	.12	(.17)	—	(.17)	—	8.94	1.32 *	91	.24 *d	1.84 *d	42

* Not annualized.

† For the period October 3, 2006 (commencement of operations) to May 31, 2007.

†† For the period January 2, 2008 (commencement of operations) to May 31, 2008.

a Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

b Includes amounts paid through expense offset arrangements.

c Amount represents less than $0.01 per share.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts:

	5/31/10	5/31/09	5/31/08	5/31/07

Class A	0.07%	0.28%	0.17%	0.15%

Class B	0.07	0.28	0.17	0.15

Class C	0.07	0.28	0.17	0.11

Class M	0.07	0.28	0.17	0.15

Class Y	0.07	0.28	0.09	N/A

54	Prospectus	Prospectus	55

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Financial highlights (For a common share outstanding throughout the period)

Putnam Massachusetts Tax Exempt Income Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:							RATIOS AND SUPPLEMENTAL DATA:

														Ratio of net
	Net asset	Net	Net realized			From							Ratio of	investment
	value,	investment	and unrealized	Total from	From	net realized	Total		Non-recurring		Total return at	Net assets, end	expenses	income (loss)
	beginning	income	gain (loss) on	investment	net investment	gain on	distribu-	Redemption	reimburse-	Net asset value,	net asset value	of period (in	to average	to average	Portfolio
Period ended	of period	(loss)	investments	operations	income	investments	tions	fees	ments	end of period	(%) [a]	thousands)	net assets (%) [b]	net assets (%)	turnover (%)

Class A
May 31, 2011	$9.54	.40	(.22)	.18	(.39)	(.02)	(.41)	— [c]	— [c,e]	$9.31	1.97	$245,228.77		4.24	12
May 31, 2010	9.02	.39	.52	.91	(.39)	—	(.39)	— [c]	—	9.54	10.34	253,970	.80 [d]	4.20 [d]	12
May 31, 2009	9.32	.38	(.25)	.13	(.38)	(.05)	(.43)	— [c]	—	9.02	1.60	232,506.86		4.28	17
May 31, 2008	9.36	.38	— [c]	.38	(.38)	(.04)	(.42)	— [c]	—	9.32	4.17	241,158.84		4.12	34
May 31, 2007	9.34	.38	.01	.39	(.37)	— [c]	(.37)	— [c]	—	9.36	4.29	241,481.85		4.01	15

Class B
May 31, 2011	$9.53	.34	(.22)	.12	(.33)	(.02)	(.35)	— [c]	— [c,e]	$9.30	1.36	$4,526	1.40	3.58	12
May 31, 2010	9.02	.33	.51	.84	(.33)	—	(.33)	— [c]	—	9.53	9.53	9,554	1.43 [d]	3.56 [d]	12
May 31, 2009	9.31	.32	(.23)	.09	(.33)	(.05)	(.38)	— [c]	—	9.02	1.07	17,194	1.49	3.63	17
May 31, 2008	9.36	.32	(.01)	.31	(.32)	(.04)	(.36)	— [c]	—	9.31	3.39	28,157	1.48	3.47	34
May 31, 2007	9.34	.32	.01	.33	(.31)	— [c]	(.31)	— [c]	—	9.36	3.64	37,808	1.49	3.37	15

Class C
May 31, 2011	$9.55	.32	(.20)	.12	(.32)	(.02)	(.34)	— [c]	— [c,e]	$9.33	1.30	$26,306	1.55	3.46	12
May 31, 2010	9.03	.32	.52	.84	(.32)	—	(.32)	— [c]	—	9.55	9.45	22,367	1.58 [d]	3.43 [d]	12
May 31, 2009	9.33	.31	(.24)	.07	(.32)	(.05)	(.37)	— [c]	—	9.03	.82	11,422	1.64	3.52	17
May 31, 2008	9.37	.31	— [c]	.31	(.31)	(.04)	(.35)	— [c]	—	9.33	3.36	7,332	1.63	3.34	34
May 31, 2007	9.35	.30	.02	.32	(.30)	— [c]	(.30)	— [c]	—	9.37	3.47	3,824	1.64	3.23	15

Class M
May 31, 2011	$9.54	.37	(.21)	.16	(.37)	(.02)	(.39)	— [c]	— [c,e]	$9.31	1.72	$3,255	1.05	3.95	12
May 31, 2010	9.02	.36	.53	.89	(.37)	—	(.37)	— [c]	—	9.54	10.01	3,955	1.08 [d]	3.92 [d]	12
May 31, 2009	9.32	.36	(.25)	.11	(.36)	(.05)	(.41)	— [c]	—	9.02	1.32	3,555	1.14	3.99	17
May 31, 2008	9.36	.36	(.01)	.35	(.35)	(.04)	(.39)	— [c]	—	9.32	3.86	4,211	1.13	3.83	34
May 31, 2007	9.34	.35	.02	.37	(.35)	— [c]	(.35)	— [c]	—	9.36	4.00	4,614	1.14	3.72	15

Class Y
May 31, 2011	$9.56	.42	(.22)	.20	(.41)	(.02)	(.43)	— [c]	— [c,e]	$9.33	2.21	$14,502.55		4.47	12
May 31, 2010	9.04	.41	.52	.93	(.41)	—	(.41)	— [c]	—	9.56	10.57	11,662	.58 [d]	4.43 [d]	12
May 31, 2009	9.33	.40	(.24)	.16	(.40)	(.05)	(.45)	— [c]	—	9.04	1.97	9,056.64		4.54	17
May 31, 2008 †	9.34	.17	(.01)	.16	(.17)	—	(.17)	—	—	9.33	1.72 *	2,218	.26 *	1.79 *	34

* Not annualized.

† For the period January 2, 2008 (commencement of operations) to May 31, 2008.

a Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

b Includes amounts paid through expense offset arrangements.

c Amount represents less than $0.01 per share.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of 0.02% of average net assets for the period ended May 31, 2010.

e Reflects a non-recurring reimbursal related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 18, 2011.

56	Prospectus	Prospectus	57

Financial highlights (For a common share outstanding throughout the period)

Putnam Michigan Tax Exempt Income Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio of	Ratio of net
	Net asset		Net realized								Net assets,	expenses	investment
	value,		and unrealized	Total from	From			Non-recurring	Net asset	Total return	end	to average	income (loss)
	beginning	Net investment	gain (loss) on	investment	net investment	Total	Redemption	reimburse-	value, end	at net asset	of period (in	net assets	to average	Portfolio
Period ended	of period	income (loss)	investments	operations	income	distributions	fees	ments	of period	value (%) [a]	thousands)	(%) [b]	net assets (%)	turnover (%)

Class A
May 31, 2011	$9.02	.36	(.17)	.19	(.36)	(.36)	— [d]	— [d,e]	$8.85	2.12	$72,157.83		4.01	8
May 31, 2010	8.69	.36	.33	.69	(.36)	(.36)	— [d]	—	9.02	8.14	79,335	.87 [c]	4.10 [c]	18
May 31, 2009	8.89	.35	(.19)	.16	(.36)	(.36)	— [d]	—	8.69	2.02	81,898	.89 [c]	4.15 [c]	11
May 31, 2008	8.92	.34	(.02)	.32	(.35)	(.35)	— [d]	—	8.89	3.66	90,988	.90 [c]	3.87 [c]	44
May 31, 2007	8.91	.34	.01	.35	(.34)	(.34)	— [d]	—	8.92	3.95	96,796	.91 [c]	3.72 [c]	16

Class B
May 31, 2011	$9.01	.30	(.16)	.14	(.30)	(.30)	— [d]	— [d,e]	$8.85	1.60	$1,449	1.46	3.35	8
May 31, 2010	8.68	.31	.33	.64	(.31)	(.31)	— [d]	—	9.01	7.46	2,449	1.50 [c]	3.45 [c]	18
May 31, 2009	8.88	.30	(.19)	.11	(.31)	(.31)	— [d]	—	8.68	1.36	5,188	1.53 [c]	3.48 [c]	11
May 31, 2008	8.91	.29	(.03)	.26	(.29)	(.29)	— [d]	—	8.88	2.99	9,911	1.54 [c]	3.22 [c]	44
May 31, 2007	8.90	.28	.01	.29	(.28)	(.28)	— [d]	—	8.91	3.30	13,054	1.55 [c]	3.08 [c]	16

Class C
May 31, 2011	$9.01	.29	(.16)	.13	(.29)	(.29)	— [d]	— [d,e]	$8.85	1.44	$477	1.61	3.23	8
May 31, 2010	8.68	.29	.33	.62	(.29)	(.29)	— [d]	—	9.01	7.32	446	1.65 [c]	3.35 [c]	18
May 31, 2009	8.89	.28	(.20)	.08	(.29)	(.29)	— [d]	—	8.68	1.09	256	1.68 [c]	3.32 [c]	11
May 31, 2008	8.91	.27	(.01)	.26	(.28)	(.28)	— [d]	—	8.89	2.95	126	1.69 [c]	3.10 [c]	44
May 31, 2007 †	9.00	.18	(.09)	.09	(.18)	(.18)	—	—	8.91	.97 *	34	1.13 *c	1.93 *c	16

Class M
May 31, 2011	$9.02	.33	(.16)	.17	(.33)	(.33)	— [d]	— [d,e]	$8.86	1.96	$693	1.11	3.74	8
May 31, 2010	8.69	.34	.33	.67	(.34)	(.34)	— [d]	—	9.02	7.83	678	1.15 [c]	3.82 [c]	18
May 31, 2009	8.90	.33	(.20)	.13	(.34)	(.34)	— [d]	—	8.69	1.62	663	1.18 [c]	3.84 [c]	11
May 31, 2008	8.92	.32	(.02)	.30	(.32)	(.32)	— [d]	—	8.90	3.46	1,210	1.19 [c]	3.58 [c]	44
May 31, 2007	8.91	.31	.01	.32	(.31)	(.31)	— [d]	—	8.92	3.65	1,155	1.20 [c]	3.43 [c]	16

Class Y
May 31, 2011	$9.02	.38	(.16)	.22	(.38)	(.38)	— [d]	— [d,e]	$8.86	2.45	$197.61		4.21	8
May 31, 2010	8.69	.38	.33	.71	(.38)	(.38)	— [d]	—	9.02	8.39	159	.65 [c]	4.32 [c]	18
May 31, 2009	8.90	.37	(.20)	.17	(.38)	(.38)	— [d]	—	8.69	2.10	96	.68 [c]	4.36 [c]	11
May 31, 2008 ††	8.94	.15	(.03)	.12	(.16)	(.16)	—	—	8.90	1.32 *	101	.28 *c	1.71 *c	44

* Not annualized.

† For the period October 3, 2006 (commencement of operations) to May 31, 2007.

†† For the period January 2, 2008 (commencement of operations) to May 31, 2008.

a Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

b Includes amounts paid through expense offset arrangements.

c Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class, as a percentage of its average net assets, reflect a reduction of the following amounts:

	5/31/10	5/31/09	5/31/08	5/31/07

Class A	0.03%	0.07%	0.04%	0.03%

Class B	0.03	0.07	0.04	0.03

Class C	0.03	0.07	0.04	0.03

Class M	0.03	0.07	0.04	0.03

Class Y	0.03	0.07	0.03	—

d Amount represents less than $0.01 per share.

e Reflects a non-recurring reimbursal related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 18, 2011.

58	Prospectus	Prospectus	59

Financial highlights (For a common share outstanding throughout the period)

Putnam Minnesota Tax Exempt Income Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio of	Ratio of net
	Net asset		Net realized								Net assets,	expenses	investment
	value,		and unrealized	Total from	From			Non-recurring	Net asset	Total return	end	to average	income (loss)
	beginning	Net investment	gain (loss) on	investment	net investment	Total	Redemption	reimburse-	value, end	at net asset	of period (in	net assets	to average	Portfolio
Period ended	of period	income (loss)	investments	operations	income	distributions	fees	ments	of period	value (%) [a]	thousands)	(%) [b]	net assets (%)	turnover (%)

Class A
May 31, 2011	$9.05	.34	(.06)	.28	(.36)	(.36)	—	— [c,d]	$8.97	3.11	$82,990.83		3.83	17
May 31, 2010	8.70	.34	.35	.69	(.34)	(.34)	—	—	9.05	8.12	82,937	.86 [e]	3.84 [e]	21
May 31, 2009	8.82	.34	(.12)	.22	(.34)	(.34)	— [c]	—	8.70	2.73	79,859	.90 [e]	4.05 [e]	17
May 31, 2008	8.89	.34	(.07)	.27	(.34)	(.34)	— [c]	—	8.82	3.12	89,479	.88 [e]	3.89 [e]	32
May 31, 2007	8.90	.35	(.01)	.34	(.35)	(.35)	—	—	8.89	3.86	90,982	.89 [e]	3.92 [e]	28

Class B
May 31, 2011	$9.02	.29	(.07)	.22	(.30)	(.30)	—	— [c,d]	$8.94	2.46	$2,119	1.45	3.18	17
May 31, 2010	8.67	.28	.36	.64	(.29)	(.29)	—	—	9.02	7.45	4,189	1.49 [e]	3.21 [e]	21
May 31, 2009	8.80	.29	(.13)	.16	(.29)	(.29)	— [c]	—	8.67	1.96	6,874	1.53 [e]	3.41 [e]	17
May 31, 2008	8.87	.29	(.07)	.22	(.29)	(.29)	— [c]	—	8.80	2.46	9,863	1.52 [e]	3.25 [e]	32
May 31, 2007	8.88	.29	(.01)	.28	(.29)	(.29)	—	—	8.87	3.17	13,299	1.53 [e]	3.28 [e]	28

Class C
May 31, 2011	$9.03	.27	(.06)	.21	(.29)	(.29)	—	— [c,d]	$8.95	2.34	$7,897	1.60	3.07	17
May 31, 2010	8.68	.27	.35	.62	(.27)	(.27)	—	—	9.03	7.31	5,350	1.64 [e]	3.06 [e]	21
May 31, 2009	8.80	.28	(.12)	.16	(.28)	(.28)	— [c]	—	8.68	1.91	2,826	1.68 [e]	3.33 [e]	17
May 31, 2008	8.87	.27	(.07)	.20	(.27)	(.27)	— [c]	—	8.80	2.36	789	1.67 [e]	3.10 [e]	32
May 31, 2007 †	8.98	.19	(.12)	.07	(.18)	(.18)	—	—	8.87	.84 *	709	1.11 *e	2.03 *e	28

Class M
May 31, 2011	$9.04	.32	(.07)	.25	(.33)	(.33)	—	— [c,d]	$8.96	2.84	$633	1.10	3.56	17
May 31, 2010	8.69	.32	.35	.67	(.32)	(.32)	—	—	9.04	7.82	665	1.14 [e]	3.56 [e]	21
May 31, 2009	8.82	.32	(.13)	.19	(.32)	(.32)	— [c]	—	8.69	2.33	612	1.18 [e]	3.77 [e]	17
May 31, 2008	8.89	.32	(.07)	.25	(.32)	(.32)	— [c]	—	8.82	2.82	638	1.17 [e]	3.60 [e]	32
May 31, 2007	8.90	.33	(.02)	.31	(.32)	(.32)	—	—	8.89	3.55	683	1.18 [e]	3.62 [e]	28

Class Y
May 31, 2011	$9.06	.36	(.06)	.30	(.38)	(.38)	—	— [c,d]	$8.98	3.38	$530.60		4.06	17
May 31, 2010	8.70	.36	.37	.73	(.37)	(.37)	—	—	9.06	8.49	281	.64 [e]	4.09 [e]	21
May 31, 2009	8.83	.36	(.13)	.23	(.36)	(.36)	— [c]	—	8.70	2.82	65	.68 [e]	4.36 [e]	17
May 31, 2008 ††	8.87	.15	(.04)	.11	(.15)	(.15)	— [c]	—	8.83	1.26 *	18	.28 *e	1.68 *e	32

* Not annualized.

† For the period October 3, 2006 (commencement of operations) to May 31, 2007.

†† For the period January 2, 2008 (commencement of operations) to May 31, 2008.

a Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

b Includes amounts paid through expense offset arrangements.

c Amount represents less than $0.01 per share.

d Reflects a non-recurring reimbursal related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 18, 2011.

e Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts:

	5/31/10	5/31/09	5/31/08	5/31/07

Class A	0.03%	0.08%	0.08%	0.08%

Class B	0.03	0.08	0.08	0.08

Class C	0.03	0.08	0.08	0.06

Class M	0.03	0.08	0.08	0.08

Class Y	0.03	0.08	0.05	N/A

60	Prospectus	Prospectus	61

Financial highlights (For a common share outstanding throughout the period)

Putnam New Jersey Tax Exempt Income Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio of	Ratio of net
	Net asset		Net realized								Net assets,	expenses	investment
	value,		and unrealized	Total from	From			Non-recurring	Net asset	Total return	end	to average	income (loss)
	beginning	Net investment	gain (loss) on	investment	net investment	Total	Redemption	reimburse-	value, end	at net asset	of period (in	net assets	to average	Portfolio
Period ended	of period	income (loss)	investments	operations	income	distributions	fees	ments	of period	value (%) [a]	thousands)	(%) [b]	net assets (%)	turnover (%)

Class A
May 31, 2011	$9.36	.38	(.24)	.14	(.38)	(.38)	— [d]	— [d,e]	$9.12	1.53	$188,287.78		4.14	9
May 31, 2010	8.92	.37	.45	.82	(.38)	(.38)	— [d]	—	9.36	9.34	205,848	.81 [c]	4.10 [c]	9
May 31, 2009	9.10	.37	(.17)	.20	(.38)	(.38)	— [d]	—	8.92	2.36	174,980	.87 [c]	4.22 [c]	12
May 31, 2008	9.15	.37	(.04)	.33	(.38)	(.38)	— [d]	—	9.10	3.65	168,268	.86 [c]	4.07 [c]	27
May 31, 2007	9.11	.37	.04	.41	(.37)	(.37)	—	—	9.15	4.55	159,485	.89 [c]	3.97 [c]	14

Class B
May 31, 2011	$9.35	.33	(.25)	.08	(.32)	(.32)	— [d]	— [d,e]	$9.11	.91	$7,252	1.40	3.49	9
May 31, 2010	8.91	.32	.44	.76	(.32)	(.32)	— [d]	—	9.35	8.65	12,484	1.44 [c]	3.47 [c]	9
May 31, 2009	9.09	.31	(.17)	.14	(.32)	(.32)	— [d]	—	8.91	1.70	21,044	1.50 [c]	3.58 [c]	12
May 31, 2008	9.14	.31	(.04)	.27	(.32)	(.32)	— [d]	—	9.09	2.99	28,590	1.50 [c]	3.43 [c]	27
May 31, 2007	9.10	.31	.04	.35	(.31)	(.31)	—	—	9.14	3.88	36,076	1.53 [c]	3.33 [c]	14

Class C
May 31, 2011	$9.37	.31	(.25)	.06	(.31)	(.31)	— [d]	— [d,e]	$9.12	.64	$21,286	1.55	3.36	9
May 31, 2010	8.93	.30	.44	.74	(.30)	(.30)	— [d]	—	9.37	8.45	26,594	1.59 [c]	3.32 [c]	9
May 31, 2009	9.10	.30	(.16)	.14	(.31)	(.31)	— [d]	—	8.93	1.66	11,637	1.65 [c]	3.47 [c]	12
May 31, 2008	9.14	.30	(.04)	.26	(.30)	(.30)	— [d]	—	9.10	2.93	4,704	1.65 [c]	3.31 [c]	27
May 31, 2007 †	9.26	.20	(.12)	.08	(.20)	(.20)	—	—	9.14	.87 *	301	1.11 *c	2.08 *c	14

Class M
May 31, 2011	$9.36	.36	(.25)	.11	(.35)	(.35)	— [d]	— [d,e]	$9.12	1.26	$3,083	1.05	3.85	9
May 31, 2010	8.92	.35	.44	.79	(.35)	(.35)	— [d]	—	9.36	9.01	3,928	1.09 [c]	3.83 [c]	9
May 31, 2009	9.10	.34	(.17)	.17	(.35)	(.35)	— [d]	—	8.92	2.06	2,058	1.15 [c]	3.95 [c]	12
May 31, 2008	9.15	.34	(.04)	.30	(.35)	(.35)	— [d]	—	9.10	3.38	1,536	1.15 [c]	3.78 [c]	27
May 31, 2007	9.11	.34	.04	.38	(.34)	(.34)	—	—	9.15	4.25	1,586	1.18 [c]	3.68 [c]	14

Class Y
May 31, 2011	$9.38	.40	(.25)	.15	(.40)	(.40)	— [d]	— [d,e]	$9.13	1.65	$11,453.55		4.38	9
May 31, 2010	8.93	.40	.45	.85	(.40)	(.40)	— [d]	—	9.38	9.66	9,576	.59 [c]	4.33 [c]	9
May 31, 2009	9.10	.39	(.17)	.22	(.39)	(.39)	— [d]	—	8.93	2.67	1,915	.65 [c]	4.47 [c]	12
May 31, 2008 ††	9.15	.16	(.04)	.12	(.17)	(.17)	—	—	9.10	1.28 *	429	.27 *c	1.79 *c	27

* Not annualized.

† For the period October 3, 2006 (commencement of operations) to May 31, 2007.

†† For the period January 2, 2008 (commencement of operations) to May 31, 2008.

a Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

b Includes amounts paid through expense offset arrangements.

c Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

May 31, 2010	0.02%

May 31, 2009	0.01

May 31, 2008	0.01

May 31, 2007	<0.01

d Amount represents less than $0.01 per share.

e Reflects a non-recurring reimbursal related to short term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 18, 2011.

62	Prospectus	Prospectus	63

Financial highlights (For a common share outstanding throughout the period)

Putnam Ohio Tax Exempt Income Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio of	Ratio of net
	Net asset		Net realized								Net assets,	expenses	investment
	value,		and unrealized	Total from	From			Non-recurring	Net asset	Total return	end	to average	income (loss)
	beginning	Net investment	gain (loss) on	investment	net investment	Total	Redemption	reimburse-	value, end	at net asset	of period (in	net assets	to average	Portfolio
Period ended	of period	income (loss)	investments	operations	income	distributions	fees	ments	of period	value (%) [a]	thousands)	(%) [b]	net assets (%)	turnover (%)

Class A
May 31, 2011	$9.05	.36	(.21)	.15	(.36)	(.36)	— [c]	— [c,d]	$8.84	1.74	$132,617.79		4.14	11
May 31, 2010	8.79	.37	.26	.63	(.37)	(.37)	—	—	9.05	7.29	147,041	.82 [e]	4.15 [e]	9
May 31, 2009	8.93	.36	(.13)	.23	(.37)	(.37)	— [c]	—	8.79	2.84	142,288	.84 [e]	4.32 [e]	20
May 31, 2008	8.98	.36	(.04)	.32	(.37)	(.37)	— [c]	—	8.93	3.62	142,524	.88 [e]	4.06 [e]	36
May 31, 2007	8.97	.36	.01	.37	(.36)	(.36)	— [c]	—	8.98	4.16	139,448	.89 [e]	3.91 [e]	15

Class B
May 31, 2011	$9.04	.31	(.21)	.10	(.31)	(.31)	— [c]	— [c,d]	$8.83	1.10	$1,852	1.42	3.49	11
May 31, 2010	8.78	.31	.26	.57	(.31)	(.31)	—	—	9.04	6.61	3,454	1.45 [e]	3.51 [e]	9
May 31, 2009	8.93	.31	(.14)	.17	(.32)	(.32)	— [c]	—	8.78	2.06	6,387	1.48 [e]	3.67 [e]	20
May 31, 2008	8.97	.31	(.04)	.27	(.31)	(.31)	— [c]	—	8.93	3.07	9,189	1.52 [e]	3.41 [e]	36
May 31, 2007	8.96	.30	.01	.31	(.30)	(.30)	— [c]	—	8.97	3.47	12,931	1.53 [e]	3.27 [e]	15

Class C
May 31, 2011	$9.05	.30	(.22)	.08	(.29)	(.29)	— [c]	— [c,d]	$8.84	.97	$8,487	1.57	3.36	11
May 31, 2010	8.79	.30	.26	.56	(.30)	(.30)	—	—	9.05	6.44	8,716	1.60 [e]	3.37 [e]	9
May 31, 2009	8.93	.30	(.13)	.17	(.31)	(.31)	— [c]	—	8.79	2.01	4,985	1.63 [e]	3.55 [e]	20
May 31, 2008	8.97	.29	(.04)	.25	(.29)	(.29)	— [c]	—	8.93	2.89	3,088	1.67 [e]	3.27 [e]	36
May 31, 2007 †	9.09	.19	(.12)	.07	(.19)	(.19)	—	—	8.97	.80 *	332	1.11 *e	2.04 *e	15

Class M
May 31, 2011	$9.06	.34	(.22)	.12	(.34)	(.34)	— [c]	— [c,d]	$8.84	1.35	$852	1.07	3.85	11
May 31, 2010	8.80	.34	.27	.61	(.35)	(.35)	—	—	9.06	6.99	999	1.10 [e]	3.87 [e]	9
May 31, 2009	8.94	.34	(.13)	.21	(.35)	(.35)	— [c]	—	8.80	2.56	1,085	1.13 [e]	4.03 [e]	20
May 31, 2008	8.98	.34	(.04)	.30	(.34)	(.34)	— [c]	—	8.94	3.45	986	1.17 [e]	3.77 [e]	36
May 31, 2007	8.98	.33	— c	.33	(.33)	(.33)	— [c]	—	8.98	3.73	1,157	1.18 [e]	3.63 [e]	15

Class Y
May 31, 2011	$9.06	.38	(.22)	.16	(.38)	(.38)	— [c]	— [c,d]	$8.84	1.87	$3,650.57		4.38	11
May 31, 2010	8.79	.39	.27	.66	(.39)	(.39)	—	—	9.06	7.65	2,334	.60 [e]	4.39 [e]	9
May 31, 2009	8.93	.38	(.13)	.25	(.39)	(.39)	— [c]	—	8.79	3.04	234	.63 [e]	4.63 [e]	20
May 31, 2008 ††	9.00	.16	(.07)	.09	(.16)	(.16)	—	—	8.93	1.03 *	10	.28 *e	1.78 *e	36

* Not annualized.

† For the period October 3, 2006 (commencement of operations) to May 31, 2007.

†† For the period January 2, 2008 (commencement of operations) to May 31, 2008.

a Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

b Includes amounts paid through expense offset arrangements.

c Amount represents less than $0.01 per share.

d Reflects a non-recurring reimbursal related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 18, 2011.

e Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

May 31, 2010	0.03%

May 31, 2009	0.06

May 31, 2008	0.01

May 31, 2007	0.01

64	Prospectus	Prospectus	65

Financial highlights (For a common share outstanding throughout the period)

Putnam Pennsylvania Tax Exempt Income Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio of	Ratio of net
	Net asset		Net realized								Net assets,	expenses	investment
	value,		and unrealized	Total from	From			Non-recurring	Net asset	Total return	end	to average	income (loss)
	beginning	Net investment	gain (loss) on	investment	net investment	Total	Redemption	reimburse-	value, end	at net asset	of period (in	net assets	to average	Portfolio
Period ended	of period	income (loss)	investments	operations	income	distributions	fees	ments	of period	value (%) [a]	thousands)	(%) [b]	net assets (%)	turnover (%)

Class A
May 31, 2011	$9.10	.37	(.22)	.15	(.37)	(.37)	—	— [c,d]	$8.88	1.67	$171,516.79		4.11	13
May 31, 2010	8.73	.37	.37	.74	(.37)	(.37)	— [c]	—	9.10	8.61	171,708	.82 [e]	4.10 [e]	8
May 31, 2009	9.00	.36	(.27)	.09	(.36)	(.36)	—	—	8.73	1.23	147,104	.88 [e]	4.15 [e]	18
May 31, 2008	9.03	.36	(.03)	.33	(.36)	(.36)	—	—	9.00	3.69	143,667	.89 [e]	3.97 [e]	29
May 31, 2007	9.01	.35	.02	.37	(.35)	(.35)	—	—	9.03	4.15	137,594	.91 [e]	3.84 [e]	15

Class B
May 31, 2011	$9.09	.31	(.22)	.09	(.31)	(.31)	—	— [c,d]	$8.87	1.02	$7,827	1.41	3.47	13
May 31, 2010	8.72	.31	.37	.68	(.31)	(.31)	— [c]	—	9.09	7.94	11,283	1.45 [e]	3.47 [e]	8
May 31, 2009	8.99	.31	(.27)	.04	(.31)	(.31)	—	—	8.72	.59	13,175	1.51 [e]	3.51 [e]	18
May 31, 2008	9.02	.30	(.03)	.27	(.30)	(.30)	—	—	8.99	3.02	17,776	1.53 [e]	3.32 [e]	29
May 31, 2007	9.00	.29	.02	.31	(.29)	(.29)	—	—	9.02	3.49	22,889	1.55 [e]	3.19 [e]	15

Class C
May 31, 2011	$9.10	.30	(.22)	.08	(.30)	(.30)	—	— [c,d]	$8.88	.88	$22,934	1.56	3.34	13
May 31, 2010	8.73	.30	.37	.67	(.30)	(.30)	— [c]	—	9.10	7.77	20,917	1.60 [e]	3.33 [e]	8
May 31, 2009	9.00	.29	(.26)	.03	(.30)	(.30)	—	—	8.73	.45	7,574	1.66 [e]	3.41 [e]	18
May 31, 2008	9.02	.29	(.03)	.26	(.28)	(.28)	—	—	9.00	3.01	2,049	1.68 [e]	3.20 [e]	29
May 31, 2007 †	9.12	.19	(.10)	.09	(.19)	(.19)	—	—	9.02	.92 *	340	1.12 *e	2.06 *e	15

Class M
May 31, 2011	$9.11	.35	(.23)	.12	(.34)	(.34)	—	— [c,d]	$8.89	1.38	$3,641	1.06	3.82	13
May 31, 2010	8.73	.34	.38	.72	(.34)	(.34)	— [c]	—	9.11	8.42	4,133	1.10 [e]	3.83 [e]	8
May 31, 2009	9.01	.34	(.28)	.06	(.34)	(.34)	—	—	8.73	.82	2,291	1.16 [e]	3.87 [e]	18
May 31, 2008	9.03	.33	(.02)	.31	(.33)	(.33)	—	—	9.01	3.50	2,257	1.18 [e]	3.67 [e]	29
May 31, 2007	9.02	.32	.01	.33	(.32)	(.32)	—	—	9.03	3.73	2,350	1.20 [e]	3.55 [e]	15

Class Y
May 31, 2011	$9.11	.39	(.22)	.17	(.39)	(.39)	—	— [c,d]	$8.89	1.90	$1,550.56		4.31	13
May 31, 2010	8.73	.39	.38	.77	(.39)	(.39)	— [c]	—	9.11	9.01	2,290	.60 [e]	4.34 [e]	8
May 31, 2009	9.00	.38	(.27)	.11	(.38)	(.38)	—	—	8.73	1.46	174	.66 [e]	4.46 [e]	18
May 31, 2008 ††	9.03	.16	(.03)	.13	(.16)	(.16)	—	—	9.00	1.44 *	10	.28 *e	1.75 *e	29

* Not annualized

† For the period October 3, 2006 (commencement of operations) to May 31, 2007.

†† For the period January 2, 2008 (commencement of operations) to May 31, 2008.

a Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

b Includes amounts paid through expense offset arrangements.

c Amount represents less than $0.01 per share.

d Reflects a non-recurring reimbursal from Putnam Management related to short term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 18, 2011.

e Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

May 31, 2010	0.02%

May 31, 2009	0.02

May 31, 2008	0.01

May 31, 2007	<0.01

66	Prospectus	Prospectus	67

For more information about
Putnam Arizona Tax Exempt Income Fund,
Putnam Massachusetts Tax Exempt Income Fund,
Putnam Michigan Tax Exempt Income Fund,
Putnam Minnesota Tax Exempt Income Fund,
Putnam New Jersey Tax Exempt Income Fund,
Putnam Ohio Tax Exempt Income Fund and
Putnam Pennsylvania Tax Exempt Income Fund


Each fund’s SAI and annual and semiannual reports to shareholders include additional information about the funds. The SAI is incorporated by reference into this prospectus, which means it is part of this prospectus for legal purposes. Each fund’s annual report discusses the market conditions and investment strategies that significantly affected each fund’s performance during its last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial representative, by visiting Putnam’s website at putnam.com/individual, or by calling Putnam toll-free at 1-800-225-1581.


You may review and copy information about a fund, including its SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about each fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520. You may need to refer to the fund’s file number.

Putnam Investments
One Post Office Square
Boston, MA 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

putnam.com


File Nos.:
Arizona Fund 811-06258	Minnesota Fund 811-04527	Pennsylvania Fund 811-05802
Massachusetts Fund 811-04518	New Jersey Fund 811-05977
Michigan Fund 811-04529	Ohio Fund 811-04528	SP047 269803 9/11

FUND SYMBOLS	CLASS A	CLASS B	CLASS C	CLASS M	CLASS Y
Putnam Arizona Tax Exempt Income Fund	PTAZX	PAZBX	PAZCX	PAZMX	PAZYX
Putnam Massachusetts Tax Exempt Income Fund	PXMAX	PMABX	PMMCX	PMAMX	PMAYX
Putnam Michigan Tax Exempt Income Fund	PXMIX	PMEBX	PMGCX	PMIMX	PMIYX
Putnam Minnesota Tax Exempt Income Fund	PXMNX	PMTBX	PMOCX	PMNMX	PMNYX
Putnam New Jersey Tax Exempt Income Fund	PTNJX	PNJBX	PNJCX	PNJMX	PNJYX
Putnam Ohio Tax Exempt Income Fund	PXOHX	POXBX	POOCX	POHMX	POTYX
Putnam Pennsylvania Tax Exempt Income Fund	PTEPX	PPNBX	PPNCX	PPAMX	PPTYX

Putnam Arizona Tax Exempt Income Fund

Putnam Massachusetts Tax Exempt Income Fund

Putnam Michigan Tax Exempt Income Fund

Putnam Minnesota Tax Exempt Income Fund

Putnam New Jersey Tax Exempt Income Fund

Putnam Ohio Tax Exempt Income Fund

Putnam Pennsylvania Tax Exempt Income Fund

FORM N-1A

PART B

STATEMENT OF ADDITIONAL INFORMATION (SAI)
September 30, 2011

This SAI is not a prospectus. If a fund has more than one form of current prospectus, each reference to the prospectus in this SAI includes all of the fund's prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. For a free copy of the funds’ annual reports or a prospectus dated 9/30/11, as revised from time to time, call Putnam Investor Services at 1-800-225-1581, visit Putnam's website at putnam.com or write Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383. Part I of this SAI contains specific information about the funds. Part II includes information about these funds and the other Putnam funds.


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Table of Contents

PART I

FUND ORGANIZATION AND CLASSIFICATION	I-3
INVESTMENT RESTRICTIONS	I-4
CHARGES AND EXPENSES	I-6
PORTFOLIO MANAGERS	I-39
STATE TAXES	I-44
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS AND FINANCIAL	I-51
STATEMENTS

PART II

HOW TO BUY SHARES	II-1
DISTRIBUTION PLANS	II-11
MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS	II-19
TAXES	II-53
MANAGEMENT	II-66
DETERMINATION OF NET ASSET VALUE	II-83
INVESTOR SERVICES	II-85
SIGNATURE GUARANTEES	II-89
REDEMPTIONS	II-89
SHAREHOLDER LIABILITY	II-90
DISCLOSURE OF PORTFOLIO INFORMATION	II-90
PROXY VOTING GUIDELINES AND PROCEDURES	II-92
SECURITIES RATINGS	II-92
CLAIMS - PAYING ABILITY RATINGS	II-95
APPENDIX A- PROXY VOTING GUIDELINES OF THE PUTNAM FUNDS	II-100
APPENDIX B - FINANCIAL STATEMENTS	II-116

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SAI

PART I

FUND ORGANIZATION AND CLASSIFICATION

Each fund is a separate Massachusetts business trust. Putnam Arizona Tax Exempt Income Fund was organized on November 9, 1990. Each of Putnam Massachusetts Tax Exempt Income Fund, Putnam Michigan Tax Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund and Putnam Ohio Tax Exempt Income Fund was organized on July 14, 1989. Putnam New Jersey Tax Exempt Income Fund was organized on November 17, 1989. Putnam Pennsylvania Tax Exempt Income Fund was organized on April 20, 1989. A copy of each fund's Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of The Commonwealth of Massachusetts.

Each fund is an open-end management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. Each fund offers classes of shares with different sales charges and expenses.

Each share has one vote, with fractional shares voting proportionally. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the fund were liquidated, would receive the net assets of the fund.

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Each fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although each fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust. Each fund has voluntarily undertaken to hold a shareholder meeting at least every five years. Each fund’s most recent shareholder meeting was in 2009.


The Massachusetts, Michigan, Minnesota, Ohio and Pennsylvania funds are "diversified" investment companies under the Investment Company Act of 1940, and the Arizona and New Jersey funds are "non-diversified" investment companies under the Investment Company Act of 1940. This means that with respect to 75% of the total assets of the Massachusetts, Michigan, Minnesota, Ohio and Pennsylvania funds and with respect to

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50% of the total assets of the Arizona and New Jersey funds, each fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities and securities issued by other investment companies). The remaining 25% of the Massachusetts, Michigan, Minnesota, Ohio and Pennsylvania funds' total assets and the remaining 50% of the Arizona and New Jersey funds' total assets are not subject to this restriction. However, for the Arizona and New Jersey funds, to comply with provisions of the Internal Revenue Code providing favorable tax treatment, each fund will not, at the end of each quarter of the fund’s taxable year, invest more than 25% of the value of the fund’s total assets (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships. (See “Taxes” in Part II of this SAI for more information.) To the extent a fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of such issuer's securities declines.

INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities, each fund may not and will not:

(1) Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(4) Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell financial futures contracts and options and may enter into foreign exchange contracts and other financial transactions not involving physical commodities.

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies (including without limitation debt obligations issued by other Putnam funds), by entering into repurchase agreements, or by lending its portfolio securities.

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(6)(a) (Arizona and New Jersey funds only). With respect to 50% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities issued by other investment companies.

(6)(b) (Massachusetts, Michigan, Minnesota, Ohio and Pennsylvania funds only). With respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities issued by other investment companies.

(7)(a) (Arizona and New Jersey funds only). With respect to 50% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

(7)(b) (Massachusetts, Michigan, Minnesota, Ohio and Pennsylvania funds only). With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

(8) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities or tax-exempt securities, except tax-exempt securities backed only by the assets and revenues of non-governmental issuers) if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry.

(9) Issue any class of securities which is senior to the fund's shares of beneficial interest, except for permitted borrowings.

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of a fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding fund shares, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding fund shares are represented at the meeting in person or by proxy.


For purposes of the funds’ fundamental policy on industry concentration (# 8 above), Putnam Investment Management, LLC (Putnam Management), the funds’ investment manager, determines the appropriate industry categories and assigns issuers to them. Industry categories and issuer assignments may change over time in Putnam Management’s discretion and may differ from those shown in shareholder reports and other communications.

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The following non-fundamental investment policy may be changed by the Trustees without shareholder approval:


(1) Each fund will not invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees (or the person designated by the Trustees to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.

All percentage limitations on investments (other than pursuant to non-fundamental restriction (1)) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

CHARGES AND EXPENSES

Management fees


Under a management contract effective January 1, 2010, each fund pays a monthly fee to Putnam Management. The fee is calculated by applying a rate to the fund’s average net assets for the month based on the monthly average of the aggregate net assets of all open-end funds sponsored by Putnam Management (excluding fund assets that are invested in other Putnam funds) (“Total Open-End Mutual Fund Average Net Assets”), as determined at the close of each business day during the month, as set forth below:


0.590% of the first $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.540% of the next $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.490% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.440% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.390% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.370% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.360% of the next $100 billion of Total Open-End Mutual Fund Average Net Assets;
0.355% of any excess thereafter.

Under each fund’s prior management contract dated August 3, 2007, each fund paid a quarterly fee to Putnam Management based on the average net assets of that fund, as determined at the close of each business day during the quarter, at the annual rate equal to the lesser of (i) 0.50% of the average net asset value of the fund or (ii) 0.60% of the first $500 million, 0.50% of the next $500 million, 0.45% of the next $500 million, 0.40% of

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the next $5 billion, 0.375% of the next $5 billion, 0.355% of the next $5 billion, 0.34% of the next $5 billion and 0.33% of any excess over $21.5 billion of average net assets.


For the past three fiscal years, pursuant to the applicable management contract, each fund incurred the following fees:


				Amount
			Amount of	management fee
		Management	management	would have been
Fund name	Fiscal year	fee paid	fee waived	without waivers
THE ARIZONA FUND	2011	$281,471	$0	$281,471
	2010	$284,782	$46,680	$331,462
	2009	$158,981	$209,634	$368,615
THE MASSACHUSETTS
FUND	2011	$1,340,003	$0	$1,340,003
	2010	$1,313,294	$57,541	$1,370,835
	2009	$1,358,001	$0	$0
THE MICHIGAN FUND	2011	$350,773	$0	$350,773
	2010	$379,214	$24,487	$403,701
	2009	$397,082	$66,300	$463,382
THE MINNESOTA FUND	2011	$419,130	$0	$419,130
	2010	$406,496	$25,111	$431,607
	2009	$383,710	$77,894	$461,604
THE NEW JERSEY FUND	2011	$1,102,213	$0	$1,102,213
	2010	$1,078,447	$50,714	$1,129,161
	2009	$978,909	$25,505	$1,004,414
THE OHIO FUND	2011	$703,028	$0	$703,028
	2010	$693,608	$51,218	$744,826
	2009	$666,699	$91,685	$758,384
THE PENNSYLVANIA	2011	$964,257	$0	$964,257

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FUND
	2010	$869,424	$40,004	$909,428
	2009	$765,441	$38,730	$804,171



Brokerage commissions

The following table shows brokerage commissions paid during the fiscal years indicated:

	Fiscal	Brokerage
Fund name	year	commissions
THE ARIZONA FUND	2011	$0
	2010	$0
	2009	$186
THE MASSACHUSETTS FUND	2011	$0
	2010	$0
	2009	$522
THE MICHIGAN FUND	2011	$0
	2010	$0
	2009	$163

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THE MINNESOTA FUND	2011	$0
	2010	$0
	2009	$399
THE NEW JERSEY FUND	2011	$0
	2010	$0
	2009	$325
THE OHIO FUND	2011	$0
	2010	$0
	2009	$405
THE PENNSYLVANIA FUND	2011	$0
	2010	$0
	2009	$444



The funds placed no transactions with brokers or dealers during the most recent fiscal year to recognize research services received by Putnam Management and its affiliates.

Administrative expense reimbursement

The funds reimbursed Putnam Management for administrative services during fiscal 2010, including compensation of certain fund officers and contributions to the Putnam Investments Profit Sharing Retirement Plan for their benefit, as follows:

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	Total	Portion of total reimbursement for
Fund name	reimbursement	compensation and contributions
THE ARIZONA FUND	$2,143	$1,754
THE MASSACHUSETTS FUND	$10,221	$8,365
THE MICHIGAN FUND	$2,674	$2,188
THE MINNESOTA FUND	$3,190	$2,611
THE NEW JERSEY FUND	$8,423	$6,893
THE OHIO FUND	$5,377	$4,401
THE PENNSYLVANIA FUND	$7,348	$6,014


Trustee responsibilities and fees

The Trustees are responsible for generally overseeing the conduct of fund business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for each fund and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages each fund's other affairs and business.


The table below shows the value of each Trustee's holdings in each fund and in all of the Putnam Funds as of December 31, 2010.

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sai_66 - 2011/09, sai_75 -2011/09
sai_78 - 2011/09


	Dollar range of	Dollar range of Putnam	Dollar range of	Dollar range of
	Putnam Arizona Tax	Massachusetts Tax	Putnam Michigan Tax	Putnam Minnesota
	Exempt Income Fund	Exempt Income Fund	Exempt Income Fund	Tax Exempt Income
Name of Trustee	shares owned	shares owned	shares owned	Fund shares owned
Ravi Akhoury	$1-$10,000	$1-$10,000	$1-$10,000	$1-$10,000
*Barbara M. Baumann	$1-$10,000	$1-$10,000	$1-$10,000	$1-$10,000
Jameson A. Baxter	$1-$10,000	$1-$10,000	$1-$10,000	$1-$10,000
Charles B. Curtis	$1-$10,000	$1-$10,000	$1-$10,000	$1-$10,000
Robert J. Darretta	$1-$10,000	$1-$10,000	$1-$10,000	$1-$10,000
John A. Hill	$1-$10,000	$1-$10,000	$1-$10,000	$1-$10,000
Paul L. Joskow	$1-$10,000	$1-$10,000	$1-$10,000	$1-$10,000
Kenneth R. Leibler	$1-$10,000	$1-$10,000	$1-$10,000	$1-$10,000
Robert E. Patterson	$1-$10,000	$1-$10,000	$1-$10,000	$1-10,000
George Putnam, III	$10,001-$50,000	$50,001-$100,000	$10,001-$50,000	$10,001-$50,000
W. Thomas Stephens	$1-$10,000	$1-$10,000	$1-$10,000	$1-$10,000

**Robert L. Reynolds	$1-$10,000	$1-$10,000	$1-$10,000	$1$-10,000

Aggregate dollar
	Dollar range of	Dollar range of Putnam	Dollar range of	range of shares held
	Putnam New Jersey	Ohio Tax Exempt	Putnam Pennsylvania	in all of the Putnam
	Tax Exempt Income	Income Fund shares	Tax Exempt Income	funds overseen by
Name of Trustee	Fund shares owned	owned	Fund shares owned	Trustee
Ravi Akhoury	$1-$10,000	$1-$10,000	$1-$10,000	over $100,000
*Barbara M. Baumann	$1-$10,000	$1-$10,000	$1-$10,000	over $100,000
Jameson A. Baxter	$1-$10,000	$1-$10,000	$1-$10,000	over $100,000
Charles B. Curtis	$1-$10,000	$1-$10,000	$1-$10,000	over $100,000
Robert J. Darretta	$1-$10,000	$1-$10,000	$1-$10,000	over $100,000
John A. Hill	$1-$10,000	$1-$10,000	$1-$10,000	over $100,000
Paul L. Joskow	$1-$10,000	$1-$10,000	$1-$10,000	over $100,000
Kenneth R. Leibler	$1-$10,000	$1-$10,000	$1-$10,000	over $100,000
Robert E. Patterson	$1-$10,000	$1-$10,000	$1-$10,000	over $100,000
George Putnam, III	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000	over $100,000
W. Thomas Stephens	$1-$10,000	$1-$10,000	$1-$10,000	over $100,000

**Robert L. Reynolds	$1-$10,000	$1-$10,000	$1-$10,000	over $100,000

* Ms. Baumann was elected to the Board of Trustees on July 1, 2010.

** Trustee who is an “interested person” (as defined in the Investment Company Act of 1940) of the funds, Putnam Management and/or Putnam Retail Management. Mr. Reynolds is deemed an “interested person” by virtue of his positions as an officer of the funds, Putnam Management and/or Putnam Retail Management. Mr. Reynolds is the President and Chief Executive Officer of Putnam Investments, LLC and President of your fund and each of the other Putnam funds. None of the other Trustees is an “interested person.”

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Each independent Trustee of the funds receives an annual retainer fee and an additional fee for each Trustees meeting attended. Independent Trustees also are reimbursed for expenses they incur relating to their services as Trustees. All of the current independent Trustees of the funds are Trustees of all the Putnam funds and receive fees for their services.


The Trustees periodically review their fees to ensure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Board Policy and Nominating Committee, which consists solely of independent Trustees of the funds, estimates that committee and Trustee meeting time, together with the appropriate preparation, requires the equivalent of at least four business days per Trustee meeting. The standing committees of the Board of Trustees, and the number of times each committee met, during your fund's most recently completed fiscal year, are shown in the table below:

Audit and Compliance Committee	10
Board Policy and Nominating Committee	8
Brokerage Committee	4
Communications, Service and Marketing Committee+	0
Contract Committee	10
Distributions Committee	8
Executive Committee	2
Investment Oversight Committees
Investment Oversight Committee A	8
Investment Oversight Committee B	8
Investment Oversight Committee C+	1
Investment Oversight Committee D+	1
Investment Oversight Committee E+	1
Investment Oversight Coordinating Committee+	0
Pricing Committee	8

+ As of July 1, 2010, the Board's committee structure changed, resulting in the elimination of these committees.

The following tables show the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by each fund for fiscal 2011, and the fees paid to each Trustee by all of the Putnam funds during calendar year 2010:


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	COMPENSATION TABLES

Putnam Arizona Tax Exempt Income Fund

		Pension or	Estimated annual	Total
	Aggregate	retirement	benefits from all	compensation
	compensation	benefits accrued	Putnam funds	from all
	from the	as part of fund	upon	Putnam
Trustees/Year	fund	expenses	retirement(1)	funds(2)
Ravi Akhoury/2009	$272	N/A	N/A	$284,500
Barbara M. Baumann
/2010(3)(4)	$235	N/A	N/A	$109,500
Jameson A. Baxter/1994(4)	$272	$131	$110,500	$289,500
Charles B. Curtis/2001	$261	$90	$113,900	$279,500
Robert J. Darretta/2007(4)	$272	N/A	N/A	$289,500
Myra R. Drucker/2004(4)(5)	$215	N/A	N/A	$289,500
John A. Hill/1985(4)(6)	$324	$224	$161,700	$346,063
Paul L. Joskow/1997(4)	$261	$88	$113,400	$289,500
Elizabeth T.
Kennan/1992(5)	$31	$175	$108,000	$180,000
Kenneth R. Leibler/2006	$272	N/A	N/A	$289,500
Robert E. Patterson/1984	$272	$127	$106,500	$289,500
George Putnam, III/1984	$272	$118	$130,300	$289,500
W. Thomas
Stephens/1997(7)	$272	$98	$107,100	$289,500
Richard B. Worley/2004(5)	$173	N/A	N/A	$279,500

Robert L. Reynolds/2008(8)	N/A	N/A	N/A	N/A

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Putnam Massachusetts Tax Exempt Income Fund


		Pension or	Estimated annual	Total
	Aggregate	retirement	benefits from all	compensation
	compensation	benefits accrued	Putnam funds	from all
	from the	as part of fund	upon	Putnam
Trustees/Year	fund	expenses	retirement(1)	funds(2)
Ravi Akhoury/2009	$1,292	N/A	N/A	$284,500
Barbara M. Baumann
/2010(3)(4)	$1,127	N/A	N/A	$109,500
Jameson A. Baxter/1994(4)	$1,292	$617	$110,500	$289,500
Charles B. Curtis/2001	$1,241	$424	$113,900	$279,500
Robert J. Darretta/2007(4)	$1,292	N/A	N/A	$289,500
Myra R. Drucker/2004(4)(5)	$1,009	N/A	N/A	$289,500
John A. Hill/1985(4)(6)	$1,541	$1,054	$161,700	$346,063
Paul L. Joskow/1997(4)	$1,241	$414	$113,400	$289,500
Elizabeth T.
Kennan/1992(5)	$140	$822	$108,000	$180,000
Kenneth R. Leibler/2006	$1,292	N/A	N/A	$289,500
Robert E. Patterson/1984	$1,292	$599	$106,500	$289,500
George Putnam, III/1984	$1,292	$555	$130,300	$289,500
W. Thomas
Stephens/1997(7)	$1,292	$458	$107,100	$289,500
Richard B. Worley/2004(5)	$801	N/A	N/A	$279,500

Robert L. Reynolds/2008(8)	N/A	N/A	N/A	N/A

I-14	sai_4 - 2011/09, sai_57 - 2011/09.
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sai_78 - 2011/09

Putnam Michigan Tax Exempt Income Fund

		Pension or	Estimated annual	Total
	Aggregate	retirement	benefits from all	compensation
	compensation	benefits accrued	Putnam funds	from all
	from the	as part of fund	upon	Putnam
Trustees/Year	fund	expenses	retirement(1)	funds(2)
Ravi Akhoury/2009	$338	N/A	N/A	$284,500
Barbara M. Baumann
/2010(3)(4)	$294	N/A	N/A	$109,500
Jameson A. Baxter/1994(4)	$338	$161	$110,500	$289,500
Charles B. Curtis/2001	$325	$111	$113,900	$279,500
Robert J. Darretta/2007(4)	$338	N/A	N/A	$289,500
Myra R. Drucker/2004(4)(5)	$264	N/A	N/A	$289,500
John A. Hill/1985(4)(6)	$403	$275	$161,700	$346,063
Paul L. Joskow/1997(4)	$325	$108	$113,400	$289,500
Elizabeth T.
Kennan/1992(5)	$38	$215	$108,000	$180,000
Kenneth R. Leibler/2006	$338	N/A	N/A	$289,500
Robert E. Patterson/1984	$338	$156	$106,500	$289,500
George Putnam, III/1984	$338	$145	$130,300	$289,500
W. Thomas
Stephens/1997(7)	$338	$120	$107,100	$289,500
Richard B. Worley/2004(5)	$211	N/A	N/A	$279,500

Robert L. Reynolds/2008(8)	N/A	N/A	N/A	N/A

I-15	sai_4 - 2011/09, sai_57 - 2011/09.
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sai_78 - 2011/09

Putnam Minnesota Tax Exempt Income Fund

		Pension or	Estimated annual	Total
	Aggregate	retirement	benefits from all	compensation
	compensation	benefits accrued	Putnam funds	from all
	from the	as part of fund	upon	Putnam
Trustees/Year	fund	expenses	retirement(1)	funds(2)
Ravi Akhoury/2009	$403	N/A	N/A	$284,500
Barbara M. Baumann
/2010(3)(4)	$352	N/A	N/A	$109,500
Jameson A. Baxter/1994(4)	$403	$190	$110,500	$289,500
Charles B. Curtis/2001	$387	$130	$113,900	$279,500
Robert J. Darretta/2007(4)	$403	N/A	N/A	$289,500
Myra R. Drucker/2004(4)(5)	$312	N/A	N/A	$289,500
John A. Hill/1985(4)(6)	$481	$324	$161,700	$346,063
Paul L. Joskow/1997(4)	$387	$127	$113,400	$289,500
Elizabeth T.
Kennan/1992(5)	$43	$252	$108,000	$180,000
Kenneth R. Leibler/2006	$403	N/A	N/A	$289,500
Robert E. Patterson/1984	$403	$184	$106,500	$289,500
George Putnam, III/1984	$403	$170	$130,300	$289,500
W. Thomas
Stephens/1997(7)	$403	$141	$107,100	$289,500
Richard B. Worley/2004(5)	$247	N/A	N/A	$279,500

Robert L. Reynolds/2008(8)	N/A	N/A	N/A	N/A

I-16	sai_4 - 2011/09, sai_57 - 2011/09.
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Putnam New Jersey Tax Exempt Income Fund

		Pension or	Estimated annual	Total
	Aggregate	retirement	benefits from all	compensation
	compensation	benefits accrued	Putnam funds	from all
	from the	as part of fund	upon	Putnam
Trustees/Year	fund	expenses	retirement(1)	funds(2)
Ravi Akhoury/2009	$1,065	N/A	N/A	$284,500
Barbara M. Baumann
/2010(3)(4)	$925	N/A	N/A	$109,500
Jameson A. Baxter/1994(4)	$1,065	$513	$110,500	$289,500
Charles B. Curtis/2001	$1,024	$352	$113,900	$279,500
Robert J. Darretta/2007(4)	$1,065	N/A	N/A	$289,500
Myra R. Drucker/2004(4)(5)	$840	N/A	N/A	$289,500
John A. Hill/1985(4)(6)	$1,271	$876	$161,700	$346,063
Paul L. Joskow/1997(4)	$1,024	$343	$113,400	$289,500
Elizabeth T.
Kennan/1992(5)	$119	$683	$108,000	$180,000
Kenneth R. Leibler/2006	$1,065	N/A	N/A	$289,500
Robert E. Patterson/1984	$1,065	$498	$106,500	$289,500
George Putnam, III/1984	$1,065	$460	$130,300	$289,500
W. Thomas
Stephens/1997(7)	$1,065	$380	$107,100	$289,500
Richard B. Worley/2004(5)	$671	N/A	N/A	$279,500

Robert L. Reynolds/2008(8)	N/A	N/A	N/A	N/A

I-17	sai_4 - 2011/09, sai_57 - 2011/09.
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Putnam Ohio Tax Exempt Income Fund

		Pension or	Estimated annual	Total
	Aggregate	retirement	benefits from all	compensation
	compensation	benefits accrued	Putnam funds	from all
	from the	as part of fund	upon	Putnam
Trustees/Year	fund	expenses	retirement(1)	funds(2)
Ravi Akhoury/2009	$679	N/A	N/A	$284,500
Barbara M. Baumann
/2010(3)(4)	$591	N/A	N/A	$109,500
Jameson A. Baxter/1994(4)	$679	$325	$110,500	$289,500
Charles B. Curtis/2001	$652	$223	$113,900	$279,500
Robert J. Darretta/2007(4)	$679	N/A	N/A	$289,500
Myra R. Drucker/2004(4)(5)	$533	N/A	N/A	$289,500
John A. Hill/1985(4)(6)	$810	$554	$161,700	$346,063
Paul L. Joskow/1997(4)	$652	$217	$113,400	$289,500
Elizabeth T.
Kennan/1992(5)	$75	$432	$108,000	$180,000
Kenneth R. Leibler/2006	$679	N/A	N/A	$289,500
Robert E. Patterson/1984	$679	$315	$106,500	$289,500
George Putnam, III/1984	$679	$292	$130,300	$289,500
W. Thomas
Stephens/1997(7)	$679	$241	$107,100	$289,500
Richard B. Worley/2004(5)	$424	N/A	N/A	$279,500

Robert L. Reynolds/2008(8)	N/A	N/A	N/A	N/A

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Putnam Pennsylvania Tax Exempt Income Fund

		Pension or	Estimated annual	Total
	Aggregate	retirement	benefits from all	compensation
	compensation	benefits accrued	Putnam funds	from all
	from the	as part of fund	upon	Putnam
Trustees/Year	fund	expenses	retirement(1)	funds(2)
Ravi Akhoury/2009	$928	N/A	N/A	$284,500
Barbara M. Baumann
/2010(3)(4)	$811	N/A	N/A	$109,500
Jameson A. Baxter/1994(4)	$928	$446	$110,500	$289,500
Charles B. Curtis/2001	$891	$306	$113,900	$279,500
Robert J. Darretta/2007(4)	$928	N/A	N/A	$289,500
Myra R. Drucker/2004(4)(5)	$725	N/A	N/A	$289,500
John A. Hill/1985(4)(6)	$1,106	$761	$161,700	$346,063
Paul L. Joskow/1997(4)	$891	$299	$113,400	$289,500
Elizabeth T.
Kennan/1992(5)	$99	$594	$108,000	$180,000
Kenneth R. Leibler/2006	$928	N/A	N/A	$289,500
Robert E. Patterson/1984	$928	$433	$106,500	$289,500
George Putnam, III/1984	$928	$401	$130,300	$289,500
W. Thomas
Stephens/1997(7)	$928	$331	$107,100	$289,500
Richard B. Worley/2004(5)	$574	N/A	N/A	$279,500

Robert L. Reynolds/2008(8)	N/A	N/A	N/A	N/A

(1) Estimated benefits for each Trustee are based on Trustee fee rates for calendar years 2003, 2004 and 2005.


(2) As of December 31, 2010, there were 104 funds in the Putnam family.

(3) Ms. Baumann was elected to the Board of Trustees of the Putnam funds on July 1, 2010.

(4) Certain Trustees are also owed compensation deferred pursuant to a Trustee Compensation Deferral Plan. As of May 31, 2011, the total amounts of deferred compensation payable by the fund, including income earned on such amounts, to these Trustees were:

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

Fund name	Ms.	Ms.	Mr.	Ms.	Mr.	Dr.
	Baumann	Baxter	Darretta	Drucker	Hill	Joskow

The Arizona Fund	$134	$2,913	$268	$938	$9,657	$2,435

The	$163	$3,548	$327	$1,143	$11,761	$2,966
Massachusetts
Fund

The Michigan	$135	$2,935	$271	$945	$9,730	$2,454
Fund

The Minnesota	$135	$2,931	$270	$944	$9,715	$2,450
Fund

The New Jersey	$150	$3,258	$300	$1,049	$10,798	$2,723
Fund

The Ohio Fund	$142	$3,084	$284	$993	$10,222	$2,578

The Pennsylvania	$146	$3,164	$292	$1,019	$10,487	$2,645
Fund

(5) Dr. Kennan, Mr. Worley, and Ms. Drucker retired from the Board of Trustees of the Putnam funds on June 30, 2010, December 14, 2010, and January 30, 2011, respectively. Upon Dr. Kennan's retirement, she became eligible to receive annual retirement benefit payments from the funds commencing on January 15, 2011.

(6) Includes additional compensation to Mr. Hill for service as Chairman of the Trustees of the Putnam funds. Ms. Baxter replaced Mr. Hill as Chair, Board of Trustees of the Putnam funds on July 1, 2011.

(7) Mr. Stephens, who retired from the Board of Trustees of the Putnam funds on March 31, 2008, was re-elected to the Board of Trustees on May 14, 2009. Upon his retirement, Mr. Stephens became entitled to receive annual retirement benefit payments from the funds commencing on January 15, 2009. In connection with his re-election to the Board of Trustees, Mr. Stephens has agreed to suspend the balance of his retirement benefit payments for the duration of his service as a Trustee.

(8) Mr. Reynolds is an "interested person" of the fund, Putnam Management and/or Putnam Retail Management.

Under a Retirement Plan for Trustees of the Putnam funds (the Plan), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual attendance and retainer fees paid to such Trustee for calendar years 2003, 2004 and 2005. This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. A death benefit, also available under the Plan, ensures that the Trustee and his or her beneficiaries will receive benefit

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payments for the lesser of an aggregate period of (i) ten years, or (ii) such Trustee's total years of service.

The Plan Administrator (currently the Board Policy and Nominating Committee) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment. The Trustees have terminated the Plan with respect to any Trustee first elected to the board after 2003.

For additional information concerning the Trustees, see "Management" in Part II of this SAI.

Share ownership


At August 31, 2011, the officers and Trustees of each fund as a group owned less than 1% of the outstanding shares of each class of each fund, and, except as noted below, no person owned of record or to the knowledge of the funds beneficially 5% or more of any class of shares of the funds.

		Shareholder name	Percentage
Fund name	Class	and address	owned (%)

THE ARIZONA FUND	A	Wells Fargo Advisors
		Special Custody Acct for the
		Exclusive Benefit of Customer
		2801 Market St.
		Saint Louis, MO 63103-2523	12.83%

	A	Edward D Jones & Co
		Attn: Mutual Fund Shareholder Accounting
		201 Progress Pkwy
		Maryland Hts., MO 63043-3009	10.84%

	A	MLPF&S for the Sole Benefit of
		its Customers
		4800 Deer Lake Dr. E Fl 3
		Jacksonville, FL 32246-6484	7.32%

	A	Morgan Stanley Smith Barney
		Harborside Financial Center
		Plaza 2, 3rd Floor
		Jersey City, NJ 07311	6.23%

	A	National Financial Services, LLC	5.44%

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

		Shareholder name	Percentage
Fund name	Class	and address	owned (%)

		for the Exclusive Benefit of
		Our Customers
		200 Liberty St., 5th Fl
		One World Financial Center
		New York, NY 10281-5503

	B	National Financial Services, LLC
		for the Exclusive Benefit of
		Our Customers
		200 Liberty St., 5th Fl
		One World Financial Center
		New York, NY 10281-5503	20.96%

	B	Wells Fargo Advisors
		Special Custody Acct for the
		Exclusive Benefit of Customer
		2801 Market St.
		Saint Louis, MO 63103-2523	18.79%

	B	George Migliorisi & Ann Migliorisi
		Trustees
		Migliorisi Family Living Trust U/A
		Dtd 09/20/2010
		13034 W Pinnacle Vista Dr.
		Peoria, AZ 85383-7606	9.48%

	B	MLPF&S for the Sole Benefit of
		its Customers
		4800 Deer Lake Dr. E Fl 3
		Jacksonville, FL 32246-6484	7.06%

	B	William M Horner & Elvira Horner Comm Prop
		14981 W Verde Ln.
		Goodyear, AZ 85395-8902	6.99%

	B	Malyssa Koch
		8001 W Rose Garden Ln.
		Peoria, AZ 85382-4497	5.28%

	C	Wells Fargo Advisors
		Special Custody Acct for the
		Exclusive Benefit of Customer
		2801 Market St.
		Saint Louis, MO 63103-2523	34.23%

	C	MLPF&S for the Sole Benefit of
		its Customers
		Attn: Fund Administration
		4800 Deer Lake Dr. E Fl 3
		Jacksonville, FL 32246-6484	28.15%

	C	Charles Schwab & Co. Inc
		Clearing Account for the Exclusive Benefit of
		Their Customers
		101 Montgomery St.
		San Francisco, CA 94104-4151	18.80%

	C	UBS Wealth Management USA
		0O0 11011 6100
		Omni Account M/F	5.20%

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		Shareholder name	Percentage
Fund name	Class	and address	owned (%)

		Attn: Department Manager
		1000 Harbor Blvd.
		Weehawken, NJ 07086-6761

	M	Pershing LLC
		PO Box 2052
		Jersey City, NJ 07303-2052	38.80%

	M	Walton E Clevenger & Barbara Clevenger
		Trustees Clevenger Family Rev Trust
		DTD 3-21-2002
		12843 N Ryan Way
		Fountain Hls., AZ 85268-3953	21.62%

	M	Edward D Jones & Co
		Attn: Mutual Fund Shareholder Accounting
		201 Progress Pkwy
		Maryland Hts., MO 63043-3009	15.55%

	M	Robert W Baird & Co., Inc
		A/C 2143-3811
		777 E Wisconsin Ave.
		Milwaukee, WI 53202-5300	10.08%

	Y	Citigroup Global Markets, Inc.
		00109801250
		Attn: Cindy Tempesta, 7th Floor
		333 W 34th St.
		New York, NY 10001-2402	36.53%

	Y	MLPF&S for the Sole Benefit of
		its Customers
		4800 Deer Lake Dr. E Fl 3
		Jacksonville, FL 32246-6484	26.38%

	Y	Wells Fargo Advisors
		Special Custody Acct for the
		Exclusive Benefit of Customer
		2801 Market St.
		Saint Louis, MO 63103-2523	23.94%

	Y	LPL Financial
		FBO: Customer Accounts
		Attn: Mutual Fund Operations
		PO Box 509046
		San Diego, CA 92150-9046	9.18%

THE MASSACHUSETTS	A	National Financial Services, LLC
FUND		for the Exclusive Benefit of
		Our Customers
		200 Liberty St., 5th Fl
		One World Financial Center
		New York, NY 10281-5503	12.35%

	A	MLPF&S for the Sole Benefit of
		its Customers
		4800 Deer Lake Dr. E Fl 3
		Jacksonville, FL 32246-6484	8.52%

	A	Wells Fargo Advisors
		Special Custody Acct for the	7.47%

I-23	sai_4 - 2011/09, sai_57 - 2011/09.
sai_60 - 2011/09, sai_61 - 2011/09,
sai_66 - 2011/09, sai_75 -2011/09
sai_78 - 2011/09

		Shareholder name	Percentage
Fund name	Class	and address	owned (%)

		Exclusive Benefit of Customer
		2801 Market St.
		Saint Louis, MO 63103-2523

	B	MLPF&S for the Sole Benefit of
		its Customers
		4800 Deer Lake Dr. E Fl 3
		Jacksonville, FL 32246-6484	13.69%

	B	National Financial Services, LLC
		for the Exclusive Benefit of
		Our Customers
		200 Liberty St., 5th Fl
		One World Financial Center
		New York, NY 10281-5503	12.98%

	B	Wells Fargo Advisors
		Special Custody Acct for the
		Exclusive Benefit of Customer
		2801 Market St.
		Saint Louis, MO 63103-2523	7.71%

	C	MLPF&S for the Sole Benefit of
		its Customers
		4800 Deer Lake Dr. E Fl 3
		Jacksonville, FL 32246-6484	35.95%

	C	National Financial Services, LLC
		for the Exclusive Benefit of
		Our Customers
		200 Liberty St., 5th Fl
		One World Financial Center
		New York, NY 10281-5503	24.46%

	C	Morgan Stanley Smith Barney
		Harborside Financial Center
		Plaza 2, 3rd Floor
		Jersey City, NJ 07311	5.29%

	M	National Financial Services, LLC
		for the Exclusive Benefit of
		Our Customers
		200 Liberty St., 5th Fl
		One World Financial Center
		New York, NY 10281-5503	35.45%

	M	SEI Private Trust Company
		FBO: Mellon Bank ID 225
		1 Freedom Valley Dr.
		Oaks, PA 19456-9989	22.66%

	M	Wells Fargo Advisors
		Special Custody Acct for the
		Exclusive Benefit of Customer
		2801 Market St.
		Saint Louis, MO 63103-2523	11.40%

	M	MLPF&S for the Sole Benefit of
		its Customers
		4800 Deer Lake Dr. E Fl 3	8.32%

I-24	sai_4 - 2011/09, sai_57 - 2011/09.
sai_60 - 2011/09, sai_61 - 2011/09,
sai_66 - 2011/09, sai_75 -2011/09
sai_78 - 2011/09

		Shareholder name	Percentage
Fund name	Class	and address	owned (%)

		Jacksonville, FL 32246-6484

	Y	National Financial Services, LLC
		for the Exclusive Benefit of
		Our Customers
		200 Liberty St., 5th Fl
		One World Financial Center
		New York, NY 10281-5503	65.55%

	Y	MLPF&S for the Sole Benefit of
		its Customers
		4800 Deer Lake Dr. E Fl 3
		Jacksonville, FL 32246-6484	22.71%

THE MICHIGAN FUND	A	Edward D Jones & Co
		Attn: Mutual Fund Shareholder Accounting
		201 Progress Pkwy
		Maryland Hts., MO 63043-3009	13.64%

	A	Wells Fargo Advisors
		Special Custody Acct for the
		Exclusive Benefit of Customer
		2801 Market St.
		Saint Louis, MO 63103-2523	7.81%

	A	MLPF&S for the Sole Benefit of
		its Customers
		4800 Deer Lake Dr. E Fl 3
		Jacksonville, FL 32246-6484	5.06%

	B	MLPF&S for the Sole Benefit of
		its Customers
		4800 Deer Lake Dr. E Fl 3
		Jacksonville, FL 32246-6484	31.99%

	B	Edward D Jones & Co
		Attn: Mutual Fund Shareholder Accounting
		201 Progress Pkwy
		Maryland Hts., MO 63043-3009	7.15%

	B	Oppenheimer & Co., Inc.
		FBO Harry Bush and Isabele Bush
		Co-Trustees Bush Family Rev Trust U/A
		Dtd 08-21-2003
		628 6th St.
		Wyandotte, MI 48192-2636	6.63%

	B	Oppenheimer & Co., Inc
		FBO Betty Glover trustee
		Donald F & Betty Glover Rev Liv Tr U/A
		Dtd 07/11/2002
		35515 Stillmeadow Ln.
		Clinton Twp, MI 48035-3246	5.56%

	B	Oppenheimer & Co., Inc
		FBO Pauline J McNeill Trustee
		Pauline J McNeill Trust
		U/A Dtd 08/03/1985
		541 Cook Rd.
		Grosse Pointe, MI 48236-2707	5.15%

I-25	sai_4 - 2011/09, sai_57 - 2011/09.
sai_60 - 2011/09, sai_61 - 2011/09,
sai_66 - 2011/09, sai_75 -2011/09
sai_78 - 2011/09

		Shareholder name	Percentage
Fund name	Class	and address	owned (%)

	C	Raymond James & Assoc Inc
		FBO Lois L Anderson Trustee
		U/A Dtd Feb 15 1980
		Lois L Anderson Rev Trust
		4329 N Sturm Rd.
		Caseville, MI 48725-9636	17.47%

	C	Pershing LLC
		PO Box 2052
		Jersey City, NJ 07303-2052	15.59%

	C	UBS Wealth Management USA
		0O0 11011 6100
		Omni Account M/F
		Attn: Department Manager
		1000 Harbor Blvd.
		Weehawken, NJ 07086-6761	7.44%

	C	RBC Capital Markets, LLC
		Lorna D McEwen Trustee
		Lorna D McEwen Trust
		U/A Dtd 02/23/1995
		7299 Verona Dr.
		W Bloomfield, MI 48322-3314	5.93%

	C	Primevest Financial Services FBO
		Charles Austin Alever
		12528693
		400 First Street So Suite 300
		PO Box 283
		Saint Cloud, MN 56302-0283	5.71%

	M	Wells Fargo Advisors
		Special Custody Acct for the
		Exclusive Benefit of Customer
		2801 Market St.
		Saint Louis, MO 63103-2523	52.91%

	M	Frank R Farkas TOD
		Robert D Farkas
		Subject to state TOD Rules
		840 Ducey Ave.
		Muskegon, MI 49442-2102	34.21%

	M	Frank R Farkas
		840 Ducey Ave.
		Muskegon, MI 49442-2102	8.68%

	Y	Maril & Co. FBO JA
		C/O M&I Trust Co. NA -Attn MF
		11270 W Park Pl. Ste. 400
		Milwaukee, WI 53224-3638	30.38%

	Y	MLPF&S for the Sole Benefit of
		its Customers
		4800 Deer Lake Dr. E Fl 3
		Jacksonville, FL 32246-6484	20.02%

	Y	Pershing LLC
		PO Box 2052	13.24%

I-26	sai_4 - 2011/09, sai_57 - 2011/09.
sai_60 - 2011/09, sai_61 - 2011/09,
sai_66 - 2011/09, sai_75 -2011/09
sai_78 - 2011/09

		Shareholder name	Percentage
Fund name	Class	and address	owned (%)

		Jersey City, NJ 07303-2052

	Y	Pershing LLC
		PO Box 2052
		Jersey City, NJ 07303-2052	13.17%

	Y	Pershing LLC
		PO Box 2052
		Jersey City, NJ 07303-2052	9.53%

	Y	Putnam LLC
		One Post Office Square
		Boston, MA 02109	5.85%

THE MINNESOTA FUND	A	Edward D Jones & Co
		Attn: Mutual Fund Shareholder Accounting
		201 Progress Pkwy
		Maryland Hts., MO 63043-3009	16.22%

	A	Wells Fargo Advisors
		Special Custody Acct for the
		Exclusive Benefit of Customer
		2801 Market St.
		Saint Louis, MO 63103-2523	7.33%

	A	UBS Wealth Management USA
		0O0 11011 6100
		Omni Account M/F
		Attn: Department Manager
		1000 Harbor Blvd.
		Weehawken, NJ 07086-6761	5.29%

	B	Wells Fargo Advisors
		Special Custody Acct for the
		Exclusive Benefit of Customer
		2801 Market St.
		Saint Louis, MO 63103-2523	11.70%

	B	U.S. Bancorp Investments Inc.
		FBO 116658821
		60 Livingston Ave.
		Saint Paul, MN 55107-2292	6.78%

	B	U.S. Bancorp Investments Inc.
		FBO 180281421
		60 Livingston Ave.
		Saint Paul, MN 55107-2292	6.21%

	B	U.S. Bancorp Investments Inc.
		FBO 165238471
		60 Livingston Ave.
		Saint Paul, MN 55107-2292	6.21%

	B	Pershing LLC
		PO Box 2052
		Jersey City, NJ 07303-2052	5.96%

	B	Edward D Jones & Co
		Attn: Mutual Fund Shareholder Accounting
		201 Progress Pkwy
		Maryland Hts., MO 63043-3009	5.38%

	C	Wells Fargo Advisors	10.86%

I-27	sai_4 - 2011/09, sai_57 - 2011/09.
sai_60 - 2011/09, sai_61 - 2011/09,
sai_66 - 2011/09, sai_75 -2011/09
sai_78 - 2011/09

		Shareholder name	Percentage
Fund name	Class	and address	owned (%)

		Special Custody Acct for the
		Exclusive Benefit of Customer
		2801 Market St.
		Saint Louis, MO 63103-2523

	M	Stifel Nicolaus & Co., Inc.
		A/C 1320-4946
		Richard E & Charlotte A Wuttke
		Charlotte A Wuttke, Bruce Wuttke
		501 North Broadway
		St. Louis, MO 63102-2131	15.44%

	M	Gertrude L Palubicki
		TOD Ann L P Gustin
		Subject To State TOD Rules
		576 E 2nd St.
		Winona, MN 55987-4217	11.32%

	M	Scott K Biesanz
		Trustee Scott K Biesanz Rev Trust
		U/A Dtd 01/12/2005
		724 Washington St.
		Winona, MN 55987-3350	8.44%

	M	Steven T Biesanz
		119 Barefoot Cir.
		Bonita Spgs, FL 34134-8574	8.44%

	M	National Financial Services, LLC
		for the Exclusive Benefit of
		Our Customers
		200 Liberty St., 5th Fl
		One World Financial Center
		New York, NY 10281-5503	8.42%

	M	Barbara J Greenhalgh
		2224 E 36th St.
		Minneapolis, MN 55407-3015	7.30%

	M	Gertrude L Palubicki
		TOD David P Merten
		Subject To State TOD Rules
		576 E 2nd St.
		Winona, MN 55987-4217	5.90%

	M	Gertrude L Palubicki
		TOD Kennedri A Gustin
		Subject To State TOD Rules
		576 E 2nd St.
		Winona, MN 55987-4217	5.90%

	M	Gertrude L Palubicki
		TOD Melissa M R Gustin
		Subject To State TOD Rules
		576 E 2nd St.
		Winona, MN 55987-4217	5.90%

	M	D Keith & Margaret Ehmke And
		Margaret K Ehmke JTTEN
		16944 80th Pl. N	5.58%

I-28	sai_4 - 2011/09, sai_57 - 2011/09.
sai_60 - 2011/09, sai_61 - 2011/09,
sai_66 - 2011/09, sai_75 -2011/09
sai_78 - 2011/09

		Shareholder name	Percentage
Fund name	Class	and address	owned (%)

		Minneapolis, MN 55311-1796

	Y	MLPF&S for the Sole Benefit of
		its Customers
		4800 Deer Lake Dr. E Fl 3
		Jacksonville, FL 32246-6484	32.97%

	Y	Wells Fargo Advisors
		Special Custody Acct for the
		Exclusive Benefit of Customer
		2801 Market St.
		Saint Louis, MO 63103-2523	22.94%

	Y	Pershing LLC
		PO Box 2052
		Jersey City, NJ 07303-205	9.59%

	Y	Pershing LLC
		PO Box 2052
		Jersey City, NJ 07303-205	7.41%

THE NEW JERSEY FUND	A	Wells Fargo Advisors
		Special Custody Acct for the
		Exclusive Benefit of Customer
		2801 Market St.
		Saint Louis, MO 63103-2523	17.52%

	A	National Financial Services, LLC
		for the Exclusive Benefit of
		Our Customers
		200 Liberty St., 5th Fl
		One World Financial Center
		New York, NY 10281-5503	15.02%

	A	MLPF&S for the Sole Benefit of
		its Customers
		4800 Deer Lake Dr. E Fl 3
		Jacksonville, FL 32246-6484	8.01%

	A	Citigroup Global Markets, Inc.
		00109801250
		Attn: Cindy Tempesta, 7th Floor
		333 W 34th St.
		New York, NY 10001-2402	5.34%

	B	Wells Fargo Advisors
		Special Custody Acct for the
		Exclusive Benefit of Customer
		2801 Market St.
		Saint Louis, MO 63103-2523	38.57%

	B	National Financial Services, LLC
		for the Exclusive Benefit of
		Our Customers
		200 Liberty St., 5th Fl
		One World Financial Center
		New York, NY 10281-5503	11.78%

	B	MLPF&S for the Sole Benefit of
		its Customers
		4800 Deer Lake Dr. E Fl 3	9.08%

I-29	sai_4 - 2011/09, sai_57 - 2011/09.
sai_60 - 2011/09, sai_61 - 2011/09,
sai_66 - 2011/09, sai_75 -2011/09
sai_78 - 2011/09

		Shareholder name	Percentage
Fund name	Class	and address	owned (%)

		Jacksonville, FL 32246-6484

	C	Wells Fargo Advisors
		Special Custody Acct for the
		Exclusive Benefit of Customer
		2801 Market St.
		Saint Louis, MO 63103-2523	43.87%

	C	National Financial Services, LLC
		for the Exclusive Benefit of
		Our Customers
		200 Liberty St., 5th Fl
		One World Financial Center
		New York, NY 10281-5503	11.65%

	C	MLPF&S for the Sole Benefit of
		its Customers
		4800 Deer Lake Dr. E Fl 3
		Jacksonville, FL 32246-6484	9.78%

	C	Charles Schwab & Co. Inc
		Clearing Account for the Exclusive Benefit of
		Their Customers
		101 Montgomery St.
		San Francisco, CA 94104-4151	7.00%

	C	Morgan Stanley Smith Barney
		Harborside Financial Center
		Plaza 2, 3rd Floor
		Jersey City, NJ 07311	5.29%

	M	Wells Fargo Advisors
		Special Custody Acct for the
		Exclusive Benefit of Customer
		2801 Market St.
		Saint Louis, MO 63103-2523	56.56%

	M	Francis X Murphy
		36 Hawthorne Pl. Apt. 2B
		Montclair, NJ 07042-3272	15.59%

	M	National Financial Services, LLC
		for the Exclusive Benefit of
		Our Customers
		200 Liberty St., 5th Fl
		One World Financial Center
		New York, NY 10281-5503	6.66%

	Y	MLPF&S for the Sole Benefit of
		its Customers
		4800 Deer Lake Dr. E Fl 3
		Jacksonville, FL 32246-6484	77.73%

	Y	Wells Fargo Advisors
		Special Custody Acct for the
		Exclusive Benefit of Customer
		2801 Market St.
		Saint Louis, MO 63103-2523	11.80%

	Y	LPL Financial
		A/C 4654-1497	6.21%

I-30	sai_4 - 2011/09, sai_57 - 2011/09.
sai_60 - 2011/09, sai_61 - 2011/09,
sai_66 - 2011/09, sai_75 -2011/09
sai_78 - 2011/09

		Shareholder name	Percentage
Fund name	Class	and address	owned (%)

		9785 Towne Centre Dr.
		San Diego, CA 92121-1968

THE OHIO FUND	A	Wells Fargo Advisors
		Special Custody Acct for the
		Exclusive Benefit of Customer
		2801 Market St.
		Saint Louis, MO 63103-2523	12.97%

	A	Edward D Jones & Co
		Attn: Mutual Fund Shareholder Accounting
		201 Progress Pkwy
		Maryland Hts., MO 63043-3009	11.31%

	A	UBS Wealth Management USA
		0O0 11011 6100
		Omni Account M/F
		Attn: Department Manager
		1000 Harbor Blvd.
		Weehawken, NJ 07086-6761	6.54%

	A	National Financial Services, LLC
		for the Exclusive Benefit of
		Our Customers
		200 Liberty St., 5th Fl
		One World Financial Center
		New York, NY 10281-5503	5.41%

	B	National Financial Services, LLC
		for the Exclusive Benefit of
		Our Customers
		200 Liberty St., 5th Fl
		One World Financial Center
		New York, NY 10281-5503	13.90%

	B	Clara F Hagan
		2185 Whispering MDWS NE
		Warren, OH 44483-3661	5.85%

	C	UBS Wealth Management USA
		0O0 11011 6100
		Omni Account M/F
		Attn: Department Manager
		1000 Harbor Blvd.
		Weehawken, NJ 07086-6761	18.58%

	C	Morgan Stanley Smith Barney
		Harborside Financial Center
		Plaza 2, 3rd Floor
		Jersey City, NJ 07311	11.16%

	C	MLPF&S for the Sole Benefit of
		its Customers
		Attn: Fund Administration
		4800 Deer Lake Dr. E Fl 3
		Jacksonville, FL 32246-6484	7.97%

	C	Edward D Jones & Co
		Attn: Mutual Fund Shareholder Accounting
		201 Progress Pkwy	6.85%

I-31	sai_4 - 2011/09, sai_57 - 2011/09.
sai_60 - 2011/09, sai_61 - 2011/09,
sai_66 - 2011/09, sai_75 -2011/09
sai_78 - 2011/09

		Shareholder name	Percentage
Fund name	Class	and address	owned (%)

		Maryland Hts., MO 63043-3009

	M	Patricia J White
		Dalmas L White JTWROS
		2076 US 68 South, Lot 36
		Wilmington, OH 45177-9785	15.99%

	M	Albert A Myers
		TOD Thelma A Myers
		Subject To State TOD Rules
		6314 S Funk Rd.
		Shreve, OH 44676-9716	14.86%

	M	Ray R Jeffery & Dorothy C Jeffery
		JTWROS
		W Woodcox St.
		Box 291
		Antwerp, OH 45813-0291	13.91%

	M	Wells Fargo Advisors
		Special Custody Acct for the
		Exclusive Benefit of Customer
		2801 Market St.
		Saint Louis, MO 63103-2523	10.26%

	M	Citigroup Global Markets, Inc.
		00109801250
		Attn: Cindy Tempesta, 7th Floor
		333 W 34th St.
		New York, NY 10001-2402	9.47%

	M	Lois J Duvall Trustee
		Lois J Duvall Family Trust
		U/A Dtd 06/28/1996
		Vancrest Health Care Ctr
		10357 Van Wert Decatur Rd.
		Van Wert, OH 45891-9209	8.19%

	M	MLPF&S for the Sole Benefit of
		its Customers
		Attn: Fund Administration
		4800 Deer Lake Dr. E Fl 3
		Jacksonville, FL 32246-6484	8.03%

	M	Homer E Hysell & Pauline Hysell
		JTWROS
		40498 Kingsbury Rd.
		Pomeroy, OH 45769-9431	5.39%

	Y	MLPF&S for the Sole Benefit of
		its Customers
		Attn: Fund Administration
		4800 Deer Lake Dr. E Fl 3
		Jacksonville, FL 32246-6484	38.08%

	Y	Wells Fargo Advisors
		Special Custody Acct for the
		Exclusive Benefit of Customer
		2801 Market St.
		Saint Louis, MO 63103-2523	18.70%

I-32	sai_4 - 2011/09, sai_57 - 2011/09.
sai_60 - 2011/09, sai_61 - 2011/09,
sai_66 - 2011/09, sai_75 -2011/09
sai_78 - 2011/09

		Shareholder name	Percentage
Fund name	Class	and address	owned (%)

	Y	Citigroup Global Markets, Inc.
		00109801250
		Attn: Cindy Tempesta, 7th Floor
		333 W 34th St.
		New York, NY 10001-2402	17.57%

	Y	SEI Private Trust Company
		c/o First Merit ID 682
		1 Freedom Valley Dr.
		Oaks, PA 19456-9989	13.21%

	Y	LPL Financial
		FBO: Customer Accounts
		Attn: Mutual Fund Operations
		PO Box 509046
		San Diego, CA 92150-9046	6.21%

THE PENNSYLVANIA	A	National Financial Services, LLC
FUND		for the Exclusive Benefit of
		Our Customers
		200 Liberty St., 5th Fl
		One World Financial Center
		New York, NY 10281-5503	26.39%

	A	Wells Fargo Advisors
		Special Custody Acct for the
		Exclusive Benefit of Customer
		2801 Market St.
		Saint Louis, MO 63103-2523	8.14%

	B	National Financial Services, LLC
		for the Exclusive Benefit of
		Our Customers
		200 Liberty St., 5th Fl
		One World Financial Center
		New York, NY 10281-5503	25.54%

	B	Wells Fargo Advisors
		Special Custody Acct for the
		Exclusive Benefit of Customer
		2801 Market St.
		Saint Louis, MO 63103-2523	15.79%

	C	National Financial Services, LLC
		for the Exclusive Benefit of
		Our Customers
		200 Liberty St., 5th Fl
		One World Financial Center
		New York, NY 10281-5503	25.52%

	C	Wells Fargo Advisors
		Special Custody Acct for the
		Exclusive Benefit of Customer
		2801 Market St.
		Saint Louis, MO 63103-2523	16.83%

	C	Morgan Stanley Smith Barney
		Harborside Financial Center
		Plaza 2, 3rd Floor	5.43%

I-33	sai_4 - 2011/09, sai_57 - 2011/09.
sai_60 - 2011/09, sai_61 - 2011/09,
sai_66 - 2011/09, sai_75 -2011/09
sai_78 - 2011/09

		Shareholder name	Percentage
Fund name	Class	and address	owned (%)

		Jersey City, NJ 07311

	M	John J Handley & Joyce A Handley
		Ten In Comm
		495 Lake Louise Rd.
		Dallas, PA 18612-6063	30.38%

	M	National Financial Services, LLC
		for the Exclusive Benefit of
		Our Customers
		200 Liberty St., 5th Fl
		One World Financial Center
		New York, NY 10281-5503	10.12%

	M	Pershing LLC
		PO Box 2052
		Jersey City, NJ 07303-205	5.32%

	Y	Wells Fargo Advisors
		Special Custody Acct for the
		Exclusive Benefit of Customer
		2801 Market St.
		Saint Louis, MO 63103-2523	30.64%

	Y	LPL Financial
		FBO: Customer Accounts
		Attn: Mutual Fund Operations
		PO Box 509046
		San Diego, CA 92150-9046	23.65%

	Y	MLPF&S for the Sole Benefit of
		its Customers
		Attn: Fund Administration
		4800 Deer Lake Dr. E Fl 3
		Jacksonville, FL 32246-6484	19.07%

	Y	Citigroup Global Markets, Inc.
		00109801250
		Attn: Cindy Tempesta, 7th Floor
		333 W 34th St.
		New York, NY 10001-2402	11.11%


Distribution fees


During fiscal 2011, the funds paid the following 12b-1 fees to Putnam Retail Management:


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Fund name	Class A	Class B	Class C	Class M
THE ARIZONA FUND	$123,768	$11,933	$21,188	$5,663
THE MASSACHUSETTS FUND	$561,247	$58,462	$270,308	$18,528
THE MICHIGAN FUND	$168,596	$17,040	$4,931	$3,489
THE MINNESOTA FUND	$189,869	$24,627	$71,868	$3,269
THE NEW JERSEY FUND	$454,454	$80,881	$258,914	$17,974
THE OHIO FUND	$322,349	$20,117	$89,547	$4,632
THE PENNSYLVANIA FUND	$407,455	$82,137	$240,301	$20,432

Class A sales charges and contingent deferred sales charges

Putnam Retail Management received sales charges with respect to class A shares in the following amounts during the periods indicated:

		Total front-	Sales charges retained by	Contingent
	Fiscal	end sales	Putnam Retail Management	deferred sales
Fund name	year	charges	after dealer concessions	charges
THE ARIZONA FUND	2011	$46,914	$7,218	$0
	2010	$59,973	$8,453	$0
	2009	$56,653	$8,482	$3
THE MASSACHUSETTS
FUND	2011	$221,837	$34,399	$3,668
	2010	$333,153	$50,683	$29,156
	2009	$216,323	$31,475	$13,112
THE MICHIGAN FUND	2011	$55,413	$8,896	$0
	2010	$76,399	$10,531	$807
	2009	$51,220	$8,108	$1,734
THE MINNESOTA
FUND	2011	$79,141	$11,387	$4,000
	2010	$76,017	$10,827	$4,286
	2009	$106,216	$15,305	$0
THE NEW JERSEY
FUND	2011	$198,276	$29,625	$1,269

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	2010	$457,355	$66,597	$18,625
	2009	$350,242	$55,764	$3,000
THE OHIO FUND	2011	$161,344	$23,268	$87
	2010	$128,959	$17,721	$0
	2009	$187,222	$26,390	$22,922
THE PENNSYLVANIA
FUND	2011	$363,097	$53,403	$6,900
	2010	$647,726	$93,170	$1,000
	2009	$420,123	$64,851	$2,307



Class B contingent deferred sales charges

Putnam Retail Management received contingent deferred sales charges upon redemptions of class B shares in the following amounts during the periods indicated:

		Contingent
	Fiscal	deferred
Fund name	year	sales charges
THE ARIZONA FUND	2011	$2,901
	2010	$1,094
	2009	$945
THE MASSACHUSETTS FUND	2011	$7,679
	2010	$3,458
	2009	$12,612
THE MICHIGAN FUND	2011	$541
	2010	$1,067
	2009	$6,233
THE MINNESOTA FUND	2011	$1,915
	2010	$4,083


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	2009	$5,985
THE NEW JERSEY FUND	2011	$5,140
	2010	$11,318
	2009	$24,354
THE OHIO FUND	2011	$5,045
	2010	$2,689
	2009	$2,909
THE PENNSYLVANIA FUND	2011	$8,981
	2010	$7,823
	2009	$17,017



Class C contingent deferred sales charges

Putnam Retail Management received contingent deferred sales charges upon redemptions of class C shares in the following amounts during the periods indicated:

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		Contingent
	Fiscal	deferred
Fund name	year	sales charges
THE ARIZONA FUND	2011	$301
	2010	$73
	2009	$121
THE MASSACHUSETTS FUND	2011	$14,318
	2010	$3,472
	2009	$3,939
THE MICHIGAN FUND	2011	$57
	2010	$389
	2009	$450
THE MINNESOTA FUND	2011	$2,255
	2010	$102
	2009	$1,310
THE NEW JERSEY FUND	2011	$3,136
	2010	$5,729
	2009	$3,018
THE OHIO FUND	2011	$1,421
	2010	$766
	2009	$3,655
THE PENNSYLVANIA FUND	2011	$11,001
	2010	$3,132
	2009	$573

Class M sales charges


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Putnam Retail Management received sales charges with respect to class M shares in the following amounts during the periods indicated:

			Sales charges retained by
		Total front-	Putnam Retail
	Fiscal	end sales	Management after dealer
Fund name	year	charges	concessions
THE ARIZONA FUND	2011	$0	$0
	2010	$0	$0
	2009	$325	$25
THE MASSACHUSETTS
FUND	2011	$1,182	$106
	2010	$1,824	$28
	2009	$70	$6
THE MICHIGAN FUND	2011	$631	$1
	2010	$32	$2
	2009	$18	$2
THE MINNESOTA
FUND	2011	$0	$0
	2010	$316	$24
	2009	$471	$34
THE NEW JERSEY
FUND	2011	$6,170	$764
	2010	$34,003	$4,340
	2009	$7,203	$413
THE OHIO FUND	2011	$39	$3
	2010	$727	$131
	2009	$1,194	$147
THE PENNSYLVANIA
FUND	2011	$10,585	$1,376
	2010	$28,053	$3,342

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2009	$1,184	$117



Investor servicing fees


During the 2011 fiscal year, each fund incurred the following fees for investor servicing provided by Putnam Investor Services, Inc.:

Putnam Arizona Tax Exempt Income Fund	$33,620
Putnam Massachusetts Tax Exempt Income Fund	$160,824
Putnam Michigan Tax Exempt Income Fund	$41,993
Putnam Minnesota Tax Exempt Income Fund	$50,239
Putnam New Jersey Tax Exempt Income Fund	$131,941
Putnam Ohio Tax Exempt Income Fund	$84,302
Putnam Pennsylvania Tax Exempt Income Fund	$115,610


PORTFOLIO MANAGERS

Other accounts managed


The following tables show the number and approximate assets of other investment accounts (or portions of investment accounts) that each fund’s portfolio managers managed as of each fund’s most recent fiscal year-end. The other accounts may include accounts for which an individual was not designated as a portfolio manager. Unless noted, none of the other accounts pays a fee based on the account's performance.


The Arizona Fund

Other accounts
(including separate
accounts, managed
account programs
	Other SEC-registered		Other accounts that		and single-sponsor
Portfolio	open-end and closed-end		pool assets from more		defined contribution
managers	funds		than one client		plan offerings)

	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets

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
Thalia Meehan	13	$7,241,400,000	0	0	1	$1,100,000

Paul Drury	13	$7,241,400,000	0	0	0	0

Susan McCormack	13	$7,241,400,000	0	0	1	$1,500,000


The Massachusetts Fund

					Other accounts
					(including separate
					accounts, managed
					account programs
	Other SEC-registered		Other accounts that		and single-sponsor
Portfolio	open-end and closed-end		pool assets from more		defined contribution
managers	funds		than one client		plan offerings)

	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets

Thalia Meehan	13	$7,009,300,000	0	0	1	$1,100,000

Paul Drury	13	$7,009,300,000	0	0	0	0

Susan McCormack	13	$7,009,300,000	0	0	1	$1,500,000


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The Michigan Fund

					Other accounts
					(including separate
					accounts, managed
					account programs
	Other SEC-registered		Other accounts that		and single-sponsor
Portfolio	open-end and closed-end		pool assets from more		defined contribution
managers	funds		than one client		plan offerings)

	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets

Thalia Meehan	13	$7,224,700,000	0	0	1	$1,100,000

Paul Drury	13	$7,224,700,000	0	0	0	0

Susan McCormack	13	$7,224,700,000	0	0	1	$1,500,000


The Minnesota Fund

					Other accounts
					(including separate
					accounts, managed
					account programs
	Other SEC-registered		Other accounts that		and single-sponsor
Portfolio	open-end and closed-end		pool assets from more		defined contribution
managers	funds		than one client		plan offerings)

	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets

Thalia Meehan	13	$7,206,000,000	0	0	1	$1,100,000

Paul Drury	13	$7,206,000,000	0	0	0	0

Susan McCormack	13	$7,206,000,000	0	0	1	$1,500,000


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The New Jersey Fund

					Other accounts
					(including separate
					accounts, managed
					account programs
	Other SEC-registered		Other accounts that		and single-sponsor
Portfolio	open-end and closed-end		pool assets from more		defined contribution
managers	funds		than one client		plan offerings)

	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets

Thalia Meehan	13	$7,070,000,000	0	0	1	$1,100,000

Paul Drury	13	$7,070,000,000	0	0	0	0

Susan McCormack	13	$7,070,000,000	0	0	1	$1,500,000


The Ohio Fund

					Other accounts
					(including separate
					accounts, managed
					account programs
	Other SEC-registered		Other accounts that		and single-sponsor
Portfolio	open-end and closed-end		pool assets from more		defined contribution
managers	funds		than one client		plan offerings)

	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets

Thalia Meehan	13	$7,152,500,000	0	0	1	$1,100,000

Paul Drury	13	$7,152,500,000	0	0	0	0

Susan McCormack	13	$7,152,500,000	0	0	1	$1,500,000


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The Pennsylvania Fund

					Other accounts
					(including separate
					accounts, managed
					account programs
	Other SEC-registered		Other accounts that		and single-sponsor
Portfolio	open-end and closed-end		pool assets from more		defined contribution
managers	funds		than one client		plan offerings)

	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets

Thalia Meehan	13	$7,093,000,000	0	0	1	$1,100,000

Paul Drury	13	$7,093,000,000	0	0	0	0

Susan McCormack	13	$7,093,000,000	0	0	1	$1,500,000


See “Management - Portfolio Transactions - Potential conflicts of interest in managing multiple accounts” in Part II of this SAI for information on how Putnam Management addresses potential conflicts of interest resulting from an individual's management of more than one account.

Compensation of portfolio managers


Putnam's goal for our products and investors is to deliver strong performance versus peers or performance ahead of the applicable benchmark, depending on the product, over a rolling 3-year period. Portfolio managers are evaluated and compensated, in part, based on their performance relative to this goal across the products they manage. In addition to their individual performance, evaluations take into account the performance of their group and a subjective component.

Each portfolio manager is assigned an industry competitive incentive compensation target consistent with this goal and evaluation framework. Actual incentive compensation may be higher or lower than the target, based on individual, group, and subjective performance, and may also reflect the performance of Putnam as a firm. Typically, performance is measured over the lesser of three years or the length of time a portfolio manager has managed a product.

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Incentive compensation includes a cash bonus and may also include grants of deferred cash, stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience.

For these funds, Putnam evaluates performance based on the funds’ peer ranking in the Lipper Municipal Debt Fund Category, which is based on pre-tax performance.


Ownership of securities


The dollar range of shares of each fund owned by each portfolio manager at the end of each fund’s last fiscal year, including investments by immediate family members and amounts invested through retirement and deferred compensation plans, were as follows:


Fund	Portfolio Managers	Dollar range of shares owned

The Arizona Fund	Thalia Meehan	$0

	Paul Drury	$0

	Susan McCormack	$0


The Massachusetts Fund	Thalia Meehan	$100,001-$500,000

	Paul Drury	$10,001-$50,000


	Susan McCormack	$1-$10,000

The Michigan Fund	Thalia Meehan	$0

	Paul Drury	$0

	Susan McCormack	$0

The Minnesota Fund	Thalia Meehan	$0

	Paul Drury	$0

	Susan McCormack	$0

The New Jersey Fund	Thalia Meehan	$0

	Paul Drury	$0

	Susan McCormack	$0

The Ohio Fund	Thalia Meehan	$0

	Paul Drury	$0

	Susan McCormack	$0

The Pennsylvania Fund	Thalia Meehan	$0

	Paul Drury	$0

	Susan McCormack	$0

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STATE TAXES

The prospectus describes generally the tax treatment of distributions by the funds. This section of the SAI and the section entitled "Taxes" in Part II of this SAI include additional information concerning certain state and federal tax consequences of an investment in a fund.

This additional information is based on state laws, judicial decisions and other administrative materials interpreting state law, all of which are subject to changes that may or may not be retroactive. Prospective investors should be aware that an investment in a state tax-exempt fund may not be suitable for persons who do not otherwise receive income subject to income taxes of such state. You should consult your tax advisor to see how investing in a Fund will affect your own tax situation.

From time to time legislation may be introduced or litigation may arise that would change the tax treatment of exempt-interest dividends. Such litigation or legislation may have the effect of raising the state or other taxes payable by shareholders on such dividends. Shareholders should consult their tax advisers for the current law on exempt-interest dividends.

Arizona. It is the published position of the Arizona Department of Revenue that distributions by a regulated investment company are exempt from Arizona state income tax to the extent such distributions are derived from interest on obligations the interest on which is exempt from Arizona state income tax. As long as the Arizona fund qualifies as a regulated investment company, to the extent distributions by the Arizona fund are derived from interest income with respect to U.S. Treasury securities or, to the extent as described below, tax-exempt securities issued by Arizona state or local governmental issuers, such distributions will be exempt from Arizona state personal income tax. In addition, it is the published position of the Arizona Department of Revenue that distributions by a regulated investment company derived from certain other governmental obligations as to which federal law specifically precludes state taxation of interest received by a direct investor in such obligations are exempt from Arizona personal state income tax.

Some tax-exempt securities of Arizona issuers have a direct income tax exemption under Arizona law, independent of federal tax treatment. However, in most cases, interest with respect to tax-exempt securities of Arizona issuers is exempt from Arizona state income tax only so long as that interest is excluded from gross income for federal income tax purposes. Therefore, if interest with respect to tax-exempt securities of Arizona issuers held by the Arizona fund ceases to be exempt from federal income tax (or is retroactively determined not to be exempt under federal law), then, unless that obligation has an independent statutory tax exemption under Arizona law, distributions by the Arizona fund derived from interest on that obligation will cease to be exempt from Arizona state personal income tax (and, if interest on the obligation is determined to be taxable under

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federal law retroactive to any date, those distributions may be considered not to have been exempt from Arizona state income taxes from that date).

For Arizona personal income tax purposes, distributions by the Arizona fund, other than distributions exempt from Arizona state personal income tax, will be taxable as ordinary income, whether paid in cash or reinvested in additional shares. Under current Arizona income tax law, distributions of net capital gains earned by the Arizona fund are not exempt from taxation and are taxed at ordinary income tax rates.

Massachusetts. Distributions received from the Massachusetts fund are exempt from Massachusetts personal income tax to the extent that they are derived from interest on tax-exempt securities of Massachusetts issuers or obligations issued by or on behalf of the United States government and are properly designated as such. The Massachusetts fund has obtained a tax ruling which recognizes for Massachusetts personal income tax purposes the tax-exempt character of gains realized by the fund on the sale of certain tax-exempt securities of Massachusetts issuers when those gains are distributed to shareholders and properly designated as such.

Distributions from investment income and capital gains, including exempt-interest dividends, are not exempt, however, from Massachusetts corporate excise tax.


Michigan. Distributions received from the Michigan fund are exempt from Michigan personal income tax to the extent they are exempt-interest dividends derived from interest on tax-exempt securities. For Michigan personal income tax, fund distributions attributable to any source other than interest on Michigan tax-exempt securities or tax exempt obligations of the United States will be fully taxable, and for purposes of Michigan personal income tax and the business income tax component of the Michigan Business Tax (discussed below), such distributions will be fully included in the tax base upon which the gross receipts component of the business tax is computed. Fund distributions may be subject to the uniform city income tax imposed by certain Michigan cities.

Exempt-interest dividends, if received in connection with a shareholder's business activity, will in general be subject to the Michigan Business Tax ("MBT") which applies to all business activity conducted in Michigan through December 31, 2011. For purposes of the business income tax component of the MBT, such distributions will be fully included in the tax base upon which the gross receipts component of the MBT is computed. However, individuals, estates, partnerships or trusts organized exclusively for estate or gift planning purposes, that derive income solely in connection with personal investment activity, and not in the course of a regular trade or business, are not subject to the MBT.


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Under the MBT, there are two primary taxes on business activity, a business income tax and a modified gross receipts tax. In addition, the MBT provides for two alternative taxes in lieu of the business income tax and the modified gross receipts taxes applicable to insurance companies and financial institutions. The following general discussion does not describe the MBT as applicable to such businesses and taxpayers engaged in such activities should consult with their own tax advisors.


The first component of the MBT is a tax at the rate of 4.95% on the "business income tax base" of every taxpayer with business activity in Michigan. The term "business income tax base" is defined to mean a taxpayer's business income, subject to certain enumerated adjustments. "Business income" means that part of an applicable taxpayer's federal taxable income derived from business activity. Under Section 201(2)(b) of the MBT, all interest income and dividends received from obligations issued by states other than Michigan are added back to the Michigan business income tax base.

The second component of the MBT is a tax at the rate of 0.8% on the "modified gross receipts tax base" of every taxpayer with nexus in Michigan. The term "modified gross receipts tax base" is defined to mean "a taxpayer's gross receipts less purchases from other firms before apportionment under the MBT". "Gross receipts" is defined by the MBT as "the entire amount received by the taxpayer from any activity whether in intrastate, interstate, or foreign commerce carried on for direct or indirect gain, benefit, or advantage to the taxpayer or others". Although the MBT expressly excepts income derived from certain sources, there is no MBT exception applicable to interest income or dividends received from federally tax exempt obligations or on obligations of the State of Michigan or its agencies or instrumentalities. Therefore, interest income and dividends paid on Michigan obligations issued under a Michigan statute that does not expressly address the Michigan tax treatment of such obligations, will be subject to the modified gross receipts tax component of the MBT for taxpayers with nexus to Michigan.


The business income and modified gross receipts taxes calculated above are increased by an additional surcharge in varying percentages for specified time periods, which surcharges may be adjusted in the future based on the level of Michigan personal income growth defined by the bureau of economic analysis of the United States Department of Commerce or its successor.


The MBT has been replaced by the Michigan Corporate Income Tax (“CIT”) enacted as a new Part 2 of the Michigan Income Tax Act for business activity conducted in the State on and after January 1, 2012. The CIT is applicable to only C corporations, insurance companies and financial institutions. The CIT subjects corporate taxpayers (other than insurance companies or financial institutions) to a 6.0% tax on the corporation’s income tax base, which amount is principally derived from federal taxable income, subject to certain adjustments. Accordingly, the CIT should exclude Michigan obligations which

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

are federally tax-exempt by virtue of the fact that the tax base is determined by reference to federal taxable income.

Owners of fund shares (other than insurance companies and financial institutions) who will be subject to the CIT for periods on and after January 1, 2012 due to nexus with or business activity in Michigan will not be subject to the corporate income tax on distributions from the fund to the extent that the distributions qualify as exempt-interest dividends derived from interest on tax-exempt securities. However, fund distributions to such shareholders from sources other than those described above, including long or short-term capital gains derived in the regular course of a trade or business will not be exempt from the CIT.

Insurance companies and financial institutions are currently (under the MBT) and on and after January 1, 2012 (under the CIT) will be subject to alternative forms of taxation and should consult with their tax advisors with respect to the tax consequences of ownership of fund shares.

The taxation of business activities subject to the MBT for periods prior to January 1, 2012, or the CIT on and after January 1, 2012, is complex and shareholders who receive distributions with respect to fund shares held in connection with individual, corporate, limited liability company, or partnership business, rather than investment activities, should consult with their tax advisors.

Minnesota. Minnesota has enacted a statement of intent that interest on obligations of Minnesota and its political subdivisions and Indian tribes, of any particular character or type, be included in net income of individuals, estates and trusts for Minnesota income tax purposes if it is judicially determined that Minnesota’s exemption of such interest and taxation of interest on comparable obligations of other states and their political subdivisions and Indian tribes unlawfully discriminates against interstate commerce. See Minn. Stat. § 289A.50, subd. 10. This provision applies to taxable years that begin during or after the calendar year in which any such determination becomes final.

On May 19, 2008, the U.S. Supreme Court decided the case of Department of Revenue of Kentucky v. Davis, in which a taxpayer had challenged Kentucky’s scheme of taxation that exempted from taxation interest on the bonds of Kentucky and its political subdivisions while taxing interest on the bonds of other states and their political subdivisions. The Supreme Court held that Kentucky’s taxing scheme did not violate the Commerce Clause. This decision, however, dealt with bonds that financed governmental projects, and the Court noted that the case did not present any question concerning the treatment of “private activity bonds” issued by states and their political subdivisions to finance projects for private entities. (The Court’s opinion also did not address the issue of discriminatory treatment of Indian tribal bonds.) The Court’s opinion left open the

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possibility that another party could challenge a state’s discriminatory treatment of the interest on private activity bonds.


The management of the Funds is not aware of any pending litigation involving private activity bonds. Nevertheless, a court in the future could hold that a state’s discriminatory treatment of private activity bonds violates the Commerce Clause, and in that case the Minnesota statute could take effect and interest on Minnesota private activity obligations held by the Minnesota Tax Exempt Income Fund would become taxable in Minnesota.

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That percentage of interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends, such as the Minnesota Fund, that is equal to the percentage of the Fund’s distributions from investment income and short-term capital gains that is exempt from federal income tax, will not be deductible by the investor for Minnesota personal income tax purposes.

New Jersey. The New Jersey fund intends to be a Qualified Investment Fund under the laws of New Jersey, except when investing for defensive purposes under certain circumstances. As long as the New Jersey fund is a Qualified Investment Fund, to the extent its distributions are derived from interest or net gains on Tax-Exempt Obligations, such distributions will be exempt from New Jersey Gross Income Tax, and gains resulting from the redemption or sale of shares of the New Jersey fund will also be exempt from New Jersey Gross Income Tax.

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Under New Jersey law, the fund will be a "Qualified Investment Fund" for the calendar year if it both (i) has no investments other than Interest-Bearing Obligations, Cash, and Certain Financial Instruments, and (ii) at the end of each calendar quarter, has not less than 80 percent of the aggregate principal amount of all its investments-excluding Cash and Certain Financial Instruments-invested in Tax-Exempt Obligations. For this purpose, "Interest-Bearing Obligations" includes obligations issued at a discount and "Cash" includes cash items and receivables. "Certain Financial Instruments" means financial options, futures, forward contracts, and other similar financial instruments related to interest-bearing obligations, obligations issued at a discount, or bond indices related thereto.

"Tax-Exempt Obligations" means obligations the income of which is exempt from the New Jersey Gross Income Tax under New Jersey or federal law; these generally include both (a) obligations issued by or on behalf of New Jersey or any county, municipality, school (or other) district, agency, authority, commission, instrumentality, public corporation (including one created or existing pursuant to an agreement, or compact with New Jersey and any other state), body corporate and politic, or political subdivision of the State of New Jersey, and (b) obligations issued by or on behalf of the United States Government or the territories of Puerto Rico, Guam, or the Virgin Islands.

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Distributions by the fund derived from income or net gains on investments other than Tax-Exempt Obligations, whether paid in cash or reinvested in additional shares, will be taxable as ordinary income under the New Jersey Gross Income Tax. In addition, if the fund is below the 80% requirement at the end of any calendar quarter for any reason, then the fund will fail to qualify as a Qualified Investment Fund for the entire calendar year and all distributions derived from interest or gains from such year, whether or not attributable to Tax-Exempt Obligations, and all gains resulting from the redemption or sale of shares will be taxable under the New Jersey Gross Income Tax.

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The New Jersey Gross Income Tax is not applicable to corporations. For all corporations subject to the New Jersey Corporation Business Tax, distributions derived from interest or net gains on Tax-Exempt Obligations as well as gains on the redemption or sale of shares are included in the net income tax base for purposes of computing the Corporation Business Tax. Also, to the extent any distributions or gains on redemption or sale are considered to be a New Jersey gross receipt (that is, generally, a business receipt sourced to New Jersey), such distributions or gains may be included in a corporate shareholder's gross receipts base for computing the Alternative Minimum Assessment component of the Corporation Business Tax.

The New Jersey fund will notify shareholders by February 15 of each calendar year as to the amounts of dividends and distributions made with respect to the preceding calendar year that are exempt from federal income taxes and the New Jersey Gross Income Tax and the amounts, if any, which are subject to such taxes. The New Jersey fund will also make appropriate certification of its status to New Jersey tax authorities by that date.

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Ohio. Distributions received from the Ohio fund are exempt from Ohio personal income tax and school district income taxes in Ohio and will be excluded from the net income base of the Ohio corporation franchise tax to the extent they are properly attributable to interest on obligations issued by the State of Ohio, its political subdivisions, or its agencies or instrumentalities ("Ohio Obligations"), provided that the Ohio fund continues to qualify as a regulated investment company for federal income tax purposes and that at all times at least 50% of the value of the total assets of the fund consists of Ohio Obligations or similar obligations of other states or their subdivisions. It is assumed for purposes of this discussion of Ohio taxation that these requirements are satisfied. In addition to the foregoing basis for exclusion, distributions received from the Ohio fund are excluded from the net income base of the Ohio corporation franchise tax to the extent that they represent exempt-interest dividends for federal income tax purposes. The Ohio fund's shares will be included in a shareholder's tax base for purposes of computing the Ohio corporation franchise tax on the net worth basis.

Distributions of capital gain received from the Ohio fund will be exempt from Ohio personal income tax and school district income taxes in Ohio and will be excluded from the net income base of the Ohio corporation franchise tax, in each case to the extent that

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such distributions are properly attributable to profit made on the sale, exchange or other disposition by the Ohio fund of Ohio Obligations.

Distributions properly attributable to interest on obligations of the United States or of any authority, commission, or instrumentality of the United States or obligations of Puerto Rico, the Virgin Islands, or Guam or their authorities or instrumentalities the interest on which is exempt from state income taxes under the laws of the United States ("Possessions Obligations") will be exempt from Ohio personal income tax and school district income taxes in Ohio, and, provided, in the case of Possessions Obligations, such interest is excluded from gross income for federal income tax purposes, are excluded from the net income base of the Ohio corporation franchise tax.

All distributions received from the Ohio fund are exempt from Ohio commercial activity tax and joint economic development district and municipal income taxes in Ohio.

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Pennsylvania. Distributions of exempt-interest dividends paid by the Pennsylvania fund will not be subject to the Pennsylvania personal income tax or (in the case of residents of the City of Philadelphia) the Philadelphia school district investment net income tax to the extent that the distributions are properly attributable to interest on (i) obligations issued by the State of Pennsylvania, its political subdivisions, or its agencies or instrumentalities ("Pennsylvania Obligations"), (ii) direct obligations of the United States or of any authority, commission, or instrumentality of the United States, or (iii) qualifying obligations of certain United States territories or possessions the interest on which is exempt from state income taxes under the laws of the United States (“Possessions Obligations”). Distributions by the Pennsylvania fund that are attributable to other sources (including indirect obligations of the United States such as Ginnie Maes, Fannie Maes, etc.) are generally not exempt and are subject to the Pennsylvania personal income tax and (in the case of residents of Philadelphia) to the Philadelphia School District investment net income tax whether paid in cash or reinvested in additional shares. In addition, distributions designated as capital gain dividends for federal income tax purposes will also generally be exempt from the Philadelphia School District investment net income tax.

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To the extent that exempt-interest dividends from Pennsylvania Obligations are excluded from taxable income for federal income tax purposes (determined before net operating loss carryovers and special deductions), they will not be subject to the Pennsylvania corporate net income tax. In addition, a deduction is permitted in computing Pennsylvania taxable income (for purposes of the corporate net income tax) for the amount of distributions paid by the Pennsylvania fund attributable to interest on qualifying tax-exempt obligations of the United States and Possessions Obligations to the extent such amount is included in federal taxable income, but such a deduction is reduced by any interest on indebtedness incurred to carry such obligations and other expenses incurred in the production of such interest income (including expenses deducted on the

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federal income tax return that would not have been allowed under the Internal Revenue Code if the interest were exempt from federal income tax). Distributions by the Pennsylvania fund that are attributable to other sources (including indirect obligations of the United States such as Ginnie Maes, Fannie Maes, etc.) are generally not exempt and are subject to the corporate net income tax. An investment in the Pennsylvania fund by a corporate shareholder will qualify as an exempt asset for purposes of the single asset apportionment fraction available in computing the Pennsylvania capital stock/foreign franchise tax to the extent that the portfolio securities of the Pennsylvania fund comprise investments in (i) Pennsylvania Obligations, (ii) direct obligations of the United States or of any authority, commission or instrumentality of the United States, or (iii) Possessions Obligations, provided that such portfolio securities would be exempt assets if owned directly by the corporation.

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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

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For the Massachusetts, Michigan, Minnesota, New Jersey, Ohio and Pennsylvania funds, PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts 02110, is the independent registered public accounting firm providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. KPMG LLP, Two Financial Center, 60 South Street, Boston, MA 02111, is the independent registered public accounting firm for the Arizona fund. The Reports of Independent Registered Public Accounting Firm, financial statements and financial highlights included in each fund's Annual Report for the fiscal year ended May 31, 2011, filed electronically on the following dates, are included in Appendix B to this SAI:

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Fund	File No.	Date filed with SEC
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The Arizona Fund	811-06258	July 28, 2011
The Massachusetts Fund	811-04518	July 28, 2011
The Michigan Fund	811-04529	July 28, 2011
The Minnesota Fund	811-04527	July 28, 2011
The New Jersey Fund	811-05977	July 28, 2011
The Ohio Fund	811-04528	July 28, 2011
The Pennsylvania Fund	811-05802	July 28, 2011

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The financial highlights included in the prospectus and incorporated by reference into this SAI and the financial statements incorporated by reference into the prospectus and this SAI have been so included and incorporated in reliance upon the reports of the independent registered public accounting firms, given on their authority as experts in auditing and accounting.

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THE PUTNAM FUNDS
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
PART II

HOW TO BUY SHARES

Each prospectus describes briefly how investors may buy shares of the fund and identifies the share classes offered by that prospectus. Because of different sales charges and expenses, the investment performance of the classes will vary. This section of the SAI contains more information on how to buy shares. For more information, including your eligibility to purchase certain classes of shares, contact your investment dealer or Putnam Investor Services at 1-800-225-1581. Investors who purchase shares at net asset value through employer-sponsored defined contribution plans should also consult their employer for information about the extent to which the matters described in this section and in the sections that follow apply to them.

General Information

The fund is currently making a continuous offering of its shares. The fund receives the entire net asset value of shares sold. The fund will accept unconditional orders for shares to be executed at the public offering price based on the net asset value per share next determined after the order is placed. In the case of class A shares and class M shares, the public offering price is the net asset value plus the applicable sales charge, if any. (The public offering price is thus calculable by dividing the net asset value by 100% minus the sales charge, expressed as a percentage.) No sales charge is included in the public offering price of other classes of shares. In the case of orders for purchase of shares placed through dealers, the public offering price will be based on the net asset value determined on the day the order is placed, but only if the dealer or a registered transfer agent or registered clearing agent receives the order, together with all required identifying information, before the close of regular trading on the New York Stock Exchange (the “Exchange”). If the dealer or registered transfer agent or registered clearing agent receives the order after the close of the Exchange, the price will be based on the net asset value next determined. If funds for the purchase of shares are sent directly to Putnam Investor Services, they will be invested at the public offering price based on the net asset value next determined after all required identifying information has been collected. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Initial purchases are subject to the minimums stated in the prospectus, except that (i) individual investments under certain employee benefit plans or Tax Qualified Retirement Plans may be lower, and (ii) the minimum investment is waived for investors participating in systematic investment plans or military allotment plans. Information about these plans is available from investment dealers or Putnam Investor Services. Currently Putnam is waiving the minimum for all initial purchases, but reserves the right to reject initial purchases under the minimum in the future, except as noted in the first sentence of this paragraph.

Systematic investment plan. As a convenience to investors, shares may be purchased through a systematic investment plan. Pre-authorized monthly, semi-monthly, or weekly bank drafts for a fixed amount ($200,000 or less) are used to purchase fund shares at the applicable public offering price next determined after Putnam Retail Management Limited Partnership (“Putnam Retail Management”) receives the proceeds from the draft. A shareholder may choose any date or dates in the month for these drafts, but if the date falls on a weekend or holiday, the draft will be processed on the next business day. Further information and application forms are available from the investment dealers or from Putnam Retail Management.

Reinvestment of distributions. Distributions to be reinvested are reinvested without a sales charge in shares of the same class as of the ex-dividend date using the net asset value determined on that date, and are credited to a shareholder's account on the payment date. Dividends for Putnam money market funds are credited to a shareholder's account on the payment date. Distributions for all other funds that declare a distribution daily are

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reinvested without a sales charge as of the last day of the period for which distributions are paid using the net asset value determined on that date, and are credited to a shareholder's account on the payment date.

Purchasing shares with securities (“in-kind” purchases). In addition to cash, the fund will consider accepting securities as payment for fund shares at the applicable net asset value. Generally, the fund will only consider accepting securities to increase its holdings in a portfolio security, or if Putnam Investment Management, LLC (“Putnam Management”) determines that the offered securities are a suitable investment for the fund and in a sufficient amount for efficient management.

While no minimum has been established, it is expected that the fund would not accept securities with a value of less than $100,000 per issue as payment for shares. The fund may reject in whole or in part any or all offers to pay for purchases of fund shares with securities, may require partial payment in cash for such purchases to provide funds for applicable sales charges, and may discontinue accepting securities as payment for fund shares at any time without notice. The fund will value accepted securities in the manner described in the section "Determination of Net Asset Value" for valuing shares of the fund. The fund will only accept securities that are delivered in proper form. The fund will not accept certain securities, for example, options or restricted securities, as payment for shares. The acceptance of securities by certain funds in exchange for fund shares is subject to additional requirements. For federal income tax purposes, a purchase of fund shares with securities will be treated as a sale or exchange of such securities on which the investor will generally realize a taxable gain or loss. The processing of a purchase of fund shares with securities involves certain delays while the fund considers the suitability of such securities and while other requirements are satisfied. For information regarding procedures for payment in securities, contact Putnam Retail Management. Investors should not send securities to the fund except when authorized to do so and in accordance with specific instructions received from Putnam Retail Management.

Sales Charges and Other Share Class Features—Retail Investors

This section describes certain key features of share classes offered to retail investors and retirement plans that do not purchase shares at net asset value. Much of this information addresses the sales charges, including initial sales charges and contingent deferred sales charges (“CDSCs”) imposed on the different share classes and various commission payments made by Putnam to dealers and other financial intermediaries facilitating shareholders’ investments. This information supplements the descriptions of these share classes and payments included in the prospectus.

Initial sales charges, dealer commissions and CDSCs on shares sold outside the United States may differ from those applied to U.S. sales.

Initial sales charges for class A and class M shares. The public offering price of class A and class M shares is the net asset value plus a sales charge that varies depending on the size of your purchase (calculable as described above). The fund receives the net asset value. The tables below indicate the sales charges applicable to purchases of class A and class M shares of the funds by style category. The variations in sales charges reflect the varying efforts required to sell shares to different categories of purchasers.

The sales charge is allocated between your investment dealer and Putnam Retail Management as shown in the tables below, except when Putnam Retail Management, in its discretion, allocates the entire amount to your investment dealer.

The underwriter's commission, or dealer reallowance, is the sales charge shown in the prospectus less any applicable dealer discount. Putnam Retail Management will give dealers ten days' notice of any changes in the dealer discount. Putnam Retail Management retains the entire sales charge on any retail sales made by it.

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For purchases of class A shares by retail investors that qualify for the highest sales charge breakpoint described in the prospectus, Putnam Retail Management pays commissions on sales during the one-year period beginning with the date of the initial purchase qualifying for that breakpoint. Each subsequent one-year measuring period for these purposes begins with the first qualifying purchase following the end of the prior period. These commissions are paid at the rate of 1.00% of the amount of qualifying purchases up to $4 million, 0.50% of the next $46 million of qualifying purchases and 0.25% of qualifying purchases thereafter.

For Growth Funds, Blend Funds, Value Funds, Asset Allocation Funds (excluding funds in the Retirement Income Lifestyle suite), Global Sector Funds and RetirementReady® Funds only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	5.75%	5.00%	3.50%	3.00%
50,000 but under 100,000	4.50	3.75	2.50	2.00
100,000 but under 250,000	3.50	2.75	1.50	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 but under 1,000,000	2.00	1.75	1.00	1.00
1,000,000 and above	NONE	NONE	N/A*	N/A*

For Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	5.75%	5.00%	3.50%	3.00%
50,000 but under 100,000	4.50	3.75	2.50	2.00
100,000 but under 250,000	3.50	2.75	1.50	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 and above	NONE	NONE	N/A**	N/A**

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For funds in the Retirement Income Lifestyle suite, Taxable Income Funds and Tax-Free Income Funds (except for Money Market Funds and Putnam Floating Rate Income Fund):

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	4.00%	3.50%	3.25%	3.00%
50,000 but under 100,000	4.00	3.50	2.25	2.00
100,000 but under 250,000	3.25	2.75	1.25	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 and above	NONE	NONE	N/A**	N/A**

For Putnam Floating Rate Income Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 500,000	1.00%	1.00%	0.75%	0.75%
500,000 and above	NONE	NONE	N/A**	N/A**

*The funds will not accept purchase orders for class M shares (other than by qualified employee-benefit plans) where the total of the current purchase, plus existing account balances that are eligible to be linked under a right of accumulation (as described below) is $1 million or more.

**The funds will not accept purchase orders for class M shares (other than by qualified employee-benefit plans) where the total of the current purchase, plus existing account balances that are eligible to be linked under a right of accumulation (as described below) is $500,000 or more.

Purchases of $500,000 or more of class A shares. (For funds in the Retirement Income Lifestyle suite, Taxable Income Funds, Tax-Free Income Funds and Absolute Return Funds only) Purchases of class A shares of one or more Putnam funds of $500,000 or more are not subject to an initial sales charge, but shares purchased by investors other than qualified benefit plans are subject to a CDSC of 1.00% if redeemed before the first day of the month in which the nine-month anniversary of that purchase falls. The conditions above will apply unless the dealer of record has, with Putnam Retail Management’s approval, (i) waived its commission or (ii) agreed to refund its commission to Putnam Retail Management if a CDSC would otherwise apply.

Subject to the exceptions stated in the preceding paragraph, a deferred sales charge of 1.00% will apply to class A shares and class T shares of Putnam Money Market Fund and Putnam Tax Exempt Money Market Fund that are obtained by exchanging shares from another Putnam fund that were originally purchased without

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an initial sales charge (if such original purchase was made at net asset value because it was in an amount equal to $500,000 or more), if the shares are redeemed before the first day of the month in which the nine-month anniversary of the original purchase falls.

The CDSC assessed on redemptions of fewer than all of an investor's class A shares (or, for Putnam Money Market Fund, class T shares) subject to a CDSC will be based on the amount of the redemption minus the amount of any appreciation on the investor's CDSC-subject shares since the purchase of such shares. The CDSC assessed on full redemptions of CDSC-subject shares will be based on the lower of the shares' cost and current NAV. Putnam Retail Management will retain any CDSC imposed on redemptions of such shares to compensate it for the up-front commissions paid to financial intermediaries for such share sales.

Purchases of $1,000,000 or more of class A shares. (For Growth Funds, Blend Funds, Value Funds, Asset Allocation Funds (excluding funds in the Retirement Income Lifestyle suite), Global Sector Funds and RetirementReady® Funds only) Purchases of class A shares of one or more Putnam funds of $1 million or more are not subject to an initial sales charge, but shares purchased by investors other than qualified benefit plans are subject to a CDSC of 1.00% if redeemed before the first day of the month in which the nine-month anniversary of that purchase falls. The conditions above will apply unless the dealer of record has, with Putnam Retail Management’s approval, (i) waived its commission or (ii) agreed to refund its commission to Putnam Retail Management if a CDSC would otherwise apply.

Subject to the exceptions stated in the preceding paragraph, a deferred sales charge of 1.00% will apply to class A shares and class T shares of Putnam Money Market Fund and Putnam Tax Exempt Money Market Fund that are obtained by exchanging shares from another Putnam fund that were originally purchased without an initial sales charge (if such original purchase was made at net asset value because it was in an amount equal to $1 million or more), if the shares are redeemed before the first day of the month in which the nine-month anniversary of the original purchase falls.

The CDSC assessed on redemptions of fewer than all of an investor's class A shares (or, for Putnam Money Market Fund, class T shares) subject to a CDSC will be based on the amount of the redemption minus the amount of any appreciation on the investor's CDSC-subject shares since the purchase of such shares. The CDSC assessed on full redemptions of CDSC-subject shares will be based on the lower of the shares' cost and current NAV. Putnam Retail Management will retain any CDSC imposed on redemptions of such shares to compensate it for the up-front commissions paid to financial intermediaries for such share sales.

Purchases of class A shares for rollover IRAs. Purchases of class A shares for a Putnam Rollover IRA or a rollover IRA of a Putnam affiliate, from a retirement plan for which an affiliate of Putnam Management or a business partner of such affiliate is the administrator, including subsequent contributions, are not subject to an initial sales charge or CDSC. Putnam Retail Management may pay commissions or finders’ fees of up to 1.00% of the proceeds for such Putnam Rollover IRA purchases to the dealer of record or other third party.

Contingent sales charges for class M shares (rollover IRAs). Purchases of class M shares for a Putnam Rollover IRA with proceeds in any amount from a retirement plan for which an affiliate of Putnam Management or a business partner of such affiliate is the administrator are not subject to an initial sales charge but may be subject to a CDSC on shares redeemed within one year of purchase at the rates set forth below, which are equal to commissions Putnam Retail Management pays to the dealer of record at the time of the sale of class M shares. These purchases will not be subject to a CDSC if the dealer of record has, with Putnam Retail Management’s approval, waived its commission or agreed to refund its commission to Putnam Retail Management if a CDSC would otherwise apply.

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Class M CDSC and dealer commission

All growth, blend, value, global sector and asset allocation
funds (excluding funds in the Retirement Income Lifestyle	0.65%
suite), Putnam Absolute Return 500 Fund and Putnam
Absolute Return 700 Fund:
All income funds (except Putnam Floating Rate Income
Fund and Putnam Money Market Fund) and funds in the	0.40%
Retirement Income Lifestyle suite:

Putnam Absolute Return 100 Fund, Putnam Absolute	0.30%
Return 300 Fund and Putnam Floating Rate Income Fund

Putnam Money Market Fund	0.15%

Commission payments and CDSCs for class B and class C shares. Except in the case of Putnam Money Market Fund and as noted below, Putnam Retail Management will pay a 4% commission on sales of class B shares of the fund only to those financial intermediaries who have entered into service agreements with Putnam Retail Management. For tax-exempt funds, this commission includes a 0.20% pre-paid service fee (except for Putnam Tax-Free High Yield Fund and Putnam AMT-Free Municipal Fund, each of which has a 0.25% pre-paid service fee). For Putnam Floating Rate Income Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund, Putnam Retail Management will pay a 1.00% commission to financial intermediaries selling class B shares of the fund.

Except in the case of Putnam Money Market Fund, Putnam Retail Management pays financial intermediaries a 1.00% commission on sales of class C shares of a fund.

Putnam Retail Management will retain any CDSC imposed on redemptions of class B and class C shares to compensate it for the cost of paying the up-front commissions paid to financial intermediaries for class B or class C share sales. Purchases of class C shares may be made without a CDSC if the dealer of record has, with Putnam Retail Management’s approval, waived its commission or agreed to refund its commission to Putnam Retail Management.

Conversion of class B shares into class A shares. Class B shares will automatically convert to class A shares on or around the end of the month eight years after the purchase date (for Putnam Small Cap Value Fund, on or around the end of the month six years after the purchase date; for Putnam Small Cap Growth Fund, on or around the end of the month five years after the purchase date; and for Multi-Cap Value Fund, on or around the end of the month five and one-half years after the purchase date). Class B shares acquired by exchanging class B shares of another Putnam fund will convert to class A shares based on the time of the initial purchase. The conversion period of the acquired fund will apply, unless the initial fund’s CDSC schedule is higher than that of the acquired fund. In that case, the conversion period and CDSC schedule of the initial fund will apply. Class B shares acquired through reinvestment of distributions will convert to class A shares based on the date of the initial purchase to which such shares relate. For this purpose, class B shares acquired through reinvestment of distributions will be attributed to particular purchases of class B shares in accordance with such procedures as the Trustees may determine from time to time. The conversion of class B shares to class A shares is subject to the condition that such conversions will not constitute taxable events for Federal tax purposes. Shareholders should consult with their tax advisers regarding the state and local tax consequences of the conversion of class B shares to class A shares, or any other exchange or conversion of shares. Average annual total return performance information for class B shares shown in the fund's prospectus does not assume conversion to class A shares.

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Sales without sales charges, contingent deferred sales charges or short-term trading fees

The fund may sell shares without a sales charge or CDSC to the following categories of investors:

(i) current and former Trustees of the fund, their family members, business and personal associates; current and former employees of Putnam Management and certain current and former corporate affiliates, their family members, business and personal associates; employee benefit plans for the foregoing; and partnerships, trusts or other entities in which any of the foregoing has a substantial interest;

(ii) employer-sponsored retirement plans, for the repurchase of shares in connection with repayment of plan loans made to plan participants (if the sum loaned was obtained by redeeming shares of a Putnam fund sold with a sales charge) (not applicable to tax-exempt funds);

(iii) clients of administrators or other service providers of employer-sponsored benefit plans which have entered into agreements with Putnam Retail Management (not applicable to tax-exempt funds);

(iv) registered representatives and other employees of broker-dealers having sales agreements with Putnam Retail Management; employees of financial institutions having sales agreements with Putnam Retail Management or otherwise having an arrangement with any such broker-dealer or financial institution with respect to sales of fund shares; and their immediate family members (spouses and children under age 21, including step-children and adopted children);

(v) investors meeting certain requirements who sold shares of certain Putnam closed-end funds pursuant to a tender offer by such closed-end fund;

(vi) a trust department of any financial institution purchasing shares of the fund in its capacity as trustee of any trust (other than a tax-qualified retirement plan trust), through an arrangement approved by Putnam Retail Management, if the value of the shares of the fund and other Putnam funds purchased or held by all such trusts exceeds $1 million in the aggregate;

(vii) "wrap accounts" maintained for clients of broker-dealers, financial institutions or financial intermediaries who have entered into agreements with Putnam Retail Management with respect to such accounts;

(viii) college savings plans that qualify for tax-exempt treatment under section 529 of the Internal Revenue Code of 1986, as amended (the “Code”); and

(ix) investors who invest liquidation proceeds from Putnam closed-end funds.

In the case of paragraph (i) above, the availability of shares at NAV has been determined to be appropriate because involvement by Putnam Retail Management and other brokers in purchases by these investors is typically minimal.

In addition to the categories enumerated above, in connection with settlements reached between certain firms and the Financial Industry Regulating Authority (“FINRA”) and/or Securities and Exchange Commission (the “SEC”) regarding sales of class B and class C shares in excess of certain dollar thresholds, the fund will permit shareholders who are clients of these firms (and applicable affiliates of such firms) to redeem class B and class C shares of the fund and concurrently purchase class A shares (in an amount to be determined by the dealer of record and Putnam Retail Management in accordance with the terms of the applicable settlement) without paying an initial sales charge.

August 30, 2011	II-7

The fund may issue its shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition of substantially all of the securities owned by other investment companies or personal holding companies. The CDSC will be waived on redemptions to pay premiums for insurance under Putnam’s insured investor program.

Application of CDSC to Systematic Withdrawal Plans (“SWP”). Investors who set up a SWP for a share account (see "INVESTOR SERVICES — Plans Available to Shareholders -- Systematic Withdrawal Plan") may withdraw through the SWP up to 12% of the net asset value of the account (calculated as set forth below) each year without incurring any CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC liability will be redeemed next until the 12% limit is reached. The 12% figure is calculated on a pro rata basis at the time of the first payment made pursuant to an SWP and recalculated thereafter on a pro rata basis at the time of each SWP payment. Therefore, shareholders who have chosen an SWP based on a percentage of the net asset value of their account of up to 12% will be able to receive SWP payments without incurring a CDSC. However, shareholders who have chosen a specific dollar amount (for example, $100 per month from the fund that pays income distributions monthly) for their periodic SWP payment should be aware that the amount of that payment not subject to a CDSC may vary over time depending on the net asset value of their account. For example, if the net asset value of the account is $10,000 at the time of payment, the shareholder will receive $100 free of the CDSC (12% of $10,000 divided by 12 monthly payments). However, if at the time of the next payment the net asset value of the account has fallen to $9,400, the shareholder will receive $94 free of any CDSC (12% of $9,400 divided by 12 monthly payments) and $6 subject to the lowest applicable CDSC. This SWP privilege may be revised or terminated at any time.

Other exceptions to application of CDSC. No CDSC is imposed on the redemption of shares of any class subject to a CDSC to the extent that the shares redeemed (i) are no longer subject to the holding period therefor, (ii) resulted from reinvestment of distributions, or (iii) were exchanged for shares of another Putnam fund, provided that the shares acquired in such exchange or subsequent exchanges (including shares of a Putnam money market fund) will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires. In determining whether the CDSC applies to each redemption, shares not subject to a CDSC are redeemed first.

The fund will waive any CDSC on redemptions, in the case of individual, joint or Uniform Transfers to Minors Act accounts, in the event of death or post-purchase disability of a shareholder, for the purpose of paying benefits pursuant to tax-qualified retirement plans ("Benefit Payments"), or, in the case of living trust accounts, in the event of the death or post-purchase disability of the settlor of the trust. Benefit Payments currently include, without limitation, (1) distributions from an IRA due to death or post-purchase disability, (2) a return of excess contributions to an IRA or 401(k) plan, and (3) distributions from retirement plans qualified under Section 401(a) of the Code or from a 403(b) plan due to death, disability, retirement or separation from service. These waivers may be changed at any time.

Exceptions to application of short-term trading fee. In addition to the exceptions noted in the fund’s prospectus, the short-term trading fee will not apply in circumstances in which a CDSC would be waived as stated above under “Other exceptions to application of CDSC.”

Ways to Reduce Initial Sales Charges—Class A and M Shares

There are several ways in which an investor may obtain reduced sales charges on purchases of class A shares and class M shares. The variations in sales charges reflect the varying efforts required to sell shares to separate categories of purchasers. These provisions may be altered or discontinued at any time.

August 30, 2011	II-8

Right of accumulation. A purchaser of class A shares or class M shares may qualify for a right of accumulation discount by combining all current purchases by such person with the value of certain other shares of any class of Putnam funds already owned. The applicable sales charge is based on the total of:

(i) the investor's current purchase(s); and

(ii) the higher of (x) the maximum public offering price (at the close of business on the previous day) or (y) the initial value of total purchases (less the value of shares redeemed on the applicable redemption date) of:

(a) all shares held in accounts registered to the investor and other accounts eligible to be linked to the investor’s accounts (as described below) in all of the Putnam funds (except closed-end and money market funds, unless acquired as described in (b) below); and

(b) any shares of money market funds acquired by exchange from other Putnam funds.

For shares held on December 31, 2007, the initial value will be the value of those shares at the maximum public offering price on that date.

The following persons may qualify for a right of accumulation discount:

(i) an individual, or a "company" as defined in Section 2(a)(8) of the Investment Company Act of 1940, as amended (the “1940 Act”) (which includes corporations which are corporate affiliates of each other);

(ii) an individual, his or her spouse and their children under age 21, purchasing for his, her or their own account;

(iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code and Simplified Employer Pension Plans (SEPs) created pursuant to Section 408(k) of the Code);

(iv) tax-exempt organizations qualifying under Section 501(c)(3) of the Code, (not including tax-exempt organizations qualifying under Section 403(b)(7) (a "403(b) plan") of the Code; and

(v) employee benefit plans of a single employer or of affiliated employers, other than 403(b) plans.

A combined purchase currently may also include shares of any class of other continuously offered Putnam funds (other than money market funds) purchased at the same time, if the dealer places the order for such shares directly with Putnam Retail Management.

For individual investors, Putnam Investor Services automatically links accounts the registrations of which are under the same last name and address. Account types eligible to be linked for the purpose of qualifying for a right of accumulation discount include the following (in each case as registered to the investor, his or her spouse and his or her children under the age of 21):

(i) individual accounts;

(ii) joint accounts;

(iii) accounts established as part of a plan established pursuant to Section 403(b) of the Code (“403(b) plans”) or an IRA other than a Simple IRA, SARSEP or SEP IRA;

(iv) shares owned through accounts in the name of the investor’s (or spouse’s or minor child’s) dealer or other financial intermediary (with documentation identifying to the satisfaction of Putnam Investor Services the beneficial ownership of such shares); and

August 30, 2011	II-9

(v) accounts established as part of a Section 529 college savings plan managed by Putnam Management.

Shares owned by a plan participant as part of an employee benefit plan of a single employer or of affiliated employers (other than 403(b) plans) or a single fiduciary account opened by a trustee or other fiduciary (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code) are not eligible for linking to other accounts attributable to such person to qualify for the right of accumulation discount, although all current purchases made by each such plan may be combined with existing aggregate balances of such plan in Putnam funds for purposes of determining the sales charge applicable to shares purchased at such time by the plan.

To obtain the right of accumulation discount on a purchase through an investment dealer, when each purchase is made the investor or dealer must provide Putnam Retail Management with sufficient information to verify that the purchase qualifies for the privilege or discount. The shareholder must furnish this information to Putnam Investor Services when making direct cash investments. Sales charge discounts under a right of accumulation apply only to current purchases. No credit for right of accumulation purposes is given for any higher sales charge paid with respect to previous purchases for the investor’s account or any linked accounts.

Statement of Intention. Investors may also obtain the reduced sales charges for class A shares or class M shares shown in the prospectus for investments of a particular amount by means of a written Statement of Intention (also referred to as a Letter of Intention), which expresses the investor's intention to invest that amount (including certain "credits," as described below) within a period of 13 months in shares of any class of the fund or any other continuously offered Putnam fund (excluding money market funds), including through an account established as part of a Section 529 college savings plan managed by Putnam Management. Each purchase of class A shares or class M shares under a Statement of Intention will be made at the lesser of (i) the public offering price applicable at the time of such purchase and (ii) the public offering price applicable on the date the Statement of Intention is executed to a single transaction of the total dollar amount indicated in the Statement of Intention.

An investor may receive a credit toward the amount indicated in the Statement of Intention equal to the maximum public offering price as of the close of business on the previous day of all shares he or she owns, or which are eligible to be linked for purposes of the right of accumulation described above, on the date of the Statement of Intention which are eligible for purchase under a Statement of Intention (plus any shares of money market funds acquired by exchange of such eligible shares). Investors do not receive credit for shares purchased by the reinvestment of distributions. Investors qualifying for the "combined purchase privilege" (see above) may purchase shares under a single Statement of Intention.

The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount, and must be invested immediately. Class A shares or class M shares purchased with the first 5% of such amount will be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased. When the full amount indicated has been purchased, the escrow will be released. If an investor desires to redeem escrowed shares before the full amount has been purchased, the shares will be released from escrow only if the investor pays the sales charge that, without regard to the Statement of Intention, would apply to the total investment made to date.

If an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period, upon recovery from the investor's dealer of its portion of the sales charge adjustment. Once received from the dealer, which may take a period of time or may never occur, the sales charge adjustment will be used to purchase additional shares at the then current offering price applicable to the actual amount of the aggregate purchases. These additional shares will not be considered as part of the total investment for the purpose of determining the applicable sales charge pursuant to the Statement of Intention. No sales charge

August 30, 2011	II-10

adjustment will be made unless and until the investor's dealer returns any excess commissions previously received.

If an investor purchases less than the dollar amount indicated on the Statement of Intention within the 13-month period, the sales charge will be adjusted upward for the entire amount purchased at the end of the 13-month period. This adjustment will be made by redeeming shares from the account to cover the additional sales charge, the proceeds of which will be paid to the investor's dealer and Putnam Retail Management. Putnam Retail Management will make a corresponding downward adjustment to the amount of the reallowance payable to the dealer with respect to purchases made prior to the investor’s failure to fulfill the conditions of the Statement of Intention. If the account exceeds an amount that would otherwise qualify for a reduced sales charge, that reduced sales charge will be applied. Adjustments to sales charges and dealer reallowances will not be made in the case of the shareholder’s death prior to the expiration of the 13-month period.

Statements of Intention are not available for certain employee benefit plans.

Statement of Intention forms may be obtained from Putnam Retail Management or from investment dealers. In addition, shareholders may complete the applicable portion of the fund’s standard account application. Interested investors should read the Statement of Intention carefully.

Commissions on Sales to Employee Benefit Plans

Purchases of class A and class R shares. On sales of class A shares at net asset value to certain qualified benefit plans and health reimbursement accounts and sales of class R shares, Putnam Retail Management may, at its discretion, pay commissions to the dealer of record on net monthly purchases up to the following rates: 1.00% of the first $1 million, 0.75% of the next $1 million and 0.50% thereafter.

For commission payments made by Putnam Retail Management to dealers and other financial intermediaries with respect to other classes of shares offered to employee benefit plans and other tax-favored plan investors, see the corresponding sub-heading under “—Sales Charges and Other Share Class Features—Retail Investors.”

DISTRIBUTION PLANS

If the fund or a class of shares of the fund has adopted a distribution (12b-1) plan, the prospectus describes the principal features of the plan. This SAI contains additional information which may be of interest to investors.

Continuance of a plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of the fund and who have no direct or indirect interest in the plan or related arrangements (the "Qualified Trustees"), cast in person at a meeting called for that purpose. All material amendments to a plan must be likewise approved by the Trustees and the Qualified Trustees. No plan may be amended in order to increase materially the costs which the fund may bear for distribution pursuant to such plan without also being approved by a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be. A plan terminates automatically in the event of its assignment and may be terminated without penalty, at any time, by a vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.

The fund makes payments under each plan to Putnam Retail Management to compensate Putnam Retail Management for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares or maintaining or improving services provided to shareholders by Putnam Retail Management and investment dealers.

August 30, 2011	II-11

Putnam Retail Management compensates qualifying dealers (including, for this purpose, certain financial institutions) for sales of shares and the maintenance of shareholder accounts.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the relevant distribution plan, the terms of the service agreements between the dealers and Putnam Retail Management and any applicable limits imposed by FINRA.

Financial institutions receiving payments from Putnam Retail Management as described above may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of securities brokers or dealers.

Except as otherwise agreed between Putnam Retail Management and a dealer, for purposes of determining the amounts payable to dealers for shareholder accounts for which such dealers are designated as the dealer of record, "average net asset value" means the product of (i) the average daily share balance in such account(s) and (ii) the average daily net asset value of the relevant class of shares over the quarter.

Class A shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at up to the annual rates set forth below (as a percentage of the average net asset value of class A shares for which such dealers are designated the dealer of record) except as described below. No payments are made during the first year after purchase on shares purchased at net asset value by shareholders that invest at least $1 million, unless the dealer of record has waived the sales commission, or, in the case of dealers of record for a qualified benefit plan investing at least $1 million, where such dealer has agreed to a reduced sales commission.

Rate*	Fund

0.25%	All funds currently making payments under a class A
distribution plan, except for those listed below

0.20% for shares purchased before 3/21/05;	Putnam Tax-Free High Yield Fund
0.25% for shares purchased on or after 3/21/05**

0.20% for shares purchased before 4/1/05;	Putnam AMT-Free Municipal Fund
0.25% for shares purchased on or after 4/1/05

0.20% for shares purchased on or before 12/31/89;	Putnam Convertible Securities Fund
0.25% for shares purchased after 12/31/89	George Putnam Balanced Fund
Putnam Global Equity Fund
Putnam Global Natural Resources Fund
Putnam Global Health Care Fund
The Putnam Fund for Growth and Income
Putnam Investors Fund
Putnam Voyager Fund

0.20% for shares purchased on or before 3/31/90;	Putnam High Yield Trust
0.25% for shares purchased after 3/31/90	Putnam U.S. Government Income Trust

0.20% for shares purchased on or before 1/1/90;	Putnam Equity Income Fund
0.25% for shares purchased after 1/1/90

0.20% for shares purchased on or before 3/31/91;	Putnam Income Fund
0.25% for shares purchased after 3/31/91;

August 30, 2011	II-12

Rate*	Fund

0.15% for shares purchased on or before 3/6/92;	Putnam Michigan Tax Exempt Income Fund
0.20% for shares purchased after 3/6/92 but before	Putnam Minnesota Tax Exempt Income Fund
4/1/05;	Putnam Ohio Tax Exempt Income Fund
0.25% for shares purchased on or after 4/1/05

0.15% for shares purchased on or before 5/11/92;	Putnam Massachusetts Tax Exempt Income Fund
0.20% for shares purchased after 5/11/92 but before
4/1/05;
0.25% for shares purchased on or after 4/1/05

0.15% for shares purchased on or before 12/31/92;	Putnam California Tax Exempt Income Fund
0.20% for shares purchased after 12/31/92 but	Putnam New Jersey Tax Exempt Income Fund
before 4/1/05;	Putnam New York Tax Exempt Income Fund
0.25% for shares purchased on or after 4/1/05	Putnam Tax Exempt Income Fund

0.15% for shares purchased on or before 3/5/93;	Putnam Arizona Tax Exempt Income Fund
0.20% for shares purchased after 3/5/93 but before
4/1/05;
0.25% for shares purchased on or after 4/1/05

0.15% for shares purchased on or before 7/8/93;	Putnam Pennsylvania Tax Exempt Income Fund
0.20% for shares purchased after 7/8/93 but before
4/1/05;
0.25% for shares purchased on or after 4/1/05

0.00%	Putnam Money Market Fund
Putnam Tax Exempt Money Market Fund

*For purposes of this table, shares are deemed to be purchased on date of settlement (i.e., once purchased and paid for). Shares issued in connection with dividend reinvestments are considered to be purchased on the date of their issuance, not the issuance of the original shares.

**Shares of Putnam Tax-Free High Yield Fund issued in connection with the merger of Putnam Municipal Income Fund into that fund pay a commission at the annual rate of 0.20% or 0.25%, based on the date of the original purchase of the shareholder’s corresponding shares of Putnam Municipal Income Fund, as set forth below: 0.20% for shares purchased on or before 5/7/92; 0.25% for shares purchased after 5/7/92.

Class B shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class B shares for which such dealers are designated the dealer of record).

August 30, 2011	II-13

Rate	Fund

0.25%	All funds currently making payments under a class B
distribution plan, except for those listed below

0.25%, except that the first year's service fees of	Putnam AMT-Free Municipal Fund
0.25% are prepaid at time of sale	Putnam Tax-Free High Yield Fund

0.20%, except that the first year’s service fees of	Putnam Arizona Tax Exempt Income Fund
0.20% are prepaid at time of sale	Putnam California Tax Exempt Income Fund
Putnam Massachusetts Tax Exempt Income Fund
Putnam Michigan Tax Exempt Income Fund
Putnam Minnesota Tax Exempt Income Fund
Putnam New Jersey Tax Exempt Income Fund
Putnam New York Tax Exempt Income Fund
Putnam Ohio Tax Exempt Income Fund
Putnam Pennsylvania Tax Exempt Income Fund
Putnam Tax Exempt Income Fund

0.00%	Putnam Money Market Fund

Class C shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class C shares for which such dealers are designated the dealer of record). No payments are made during the first year after purchase unless the shareholder has made arrangements with Putnam Retail Management and the dealer of record has waived the sales commission.

Rate	Fund

1.00%	All funds currently making payments under a class C
distribution plan, except the fund listed below

0.50%	Putnam Money Market Fund

August 30, 2011	II-14

Different rates may apply to shares sold outside the United States.

Class M shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class M shares for which such dealers are designated the dealer of record), except as follows. No payments are made during the first year after purchase on shares purchased at net asset value for Putnam Rollover IRAs, unless the dealer of record has waived the sales commission.

Rate	Fund

0.65%	All growth, blend, value, global sector and asset
allocation funds (excluding funds in the Retirement
Income Lifestyle suite) currently making payments
under a class M distribution plan, and Putnam
Absolute Return 500 Fund and Putnam Absolute
Return 700 Fund.

0.40%	All income funds currently making payments under a
class M distribution plan (except for Putnam Floating
Rate Income Fund and Putnam Money Market Fund)
and funds in the Retirement Income Lifestyle suite.

0.30%	Putnam Absolute Return 100 Fund, Putnam Absolute
Return 300 Fund and Putnam Floating Rate Income
Fund

0.15%	Putnam Money Market Fund

Putnam Retail Management’s payments to dealers for plans investing in class M shares for which such dealers are designated the dealer of record may equal up to the annual rate of 0.75% of the average net asset value of such class M shares for Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund as well as all growth, blend, value, global sector and asset allocation funds currently making payments under a class M distribution plan and up to the annual rate of 0.50% of the average net asset value of such class M shares for all income funds currently making payments under a class M distribution plan (except for Putnam Floating Rate Income Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund and Putnam Money Market Fund).

Different rates may apply to shares sold outside the United States.

Class R shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at up to the annual rates set forth below (as a percentage of the average net asset value of class R shares for which such dealers are designated the dealer of record).

Rate	Fund

0.50%	All funds currently making payments under a class R
distribution plan

August 30, 2011	II-15

A portion of the class R distribution fee payable to dealers may be paid to third parties who provide services to plans investing in class R shares and participants in such plans.

Class T shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class T shares for which such dealers are designated the dealer of record).

Rate	Fund

0.25%	Putnam Money Market Fund

Additional Dealer Payments

As described earlier in this section, dealers may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the funds. These payments may include servicing payments to retirement plan administrators and other institutions up to the same levels as described above. For purposes of this section the term “dealer” includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan administrator and any other institution having a selling, services, or any similar agreement with Putnam Retail Management or one of its affiliates.

Putnam Retail Management and its affiliates pay additional compensation to selected dealers under the categories described below. These categories are not mutually exclusive, and a single dealer may receive payments under all categories. These payments may create an incentive for a dealer firm or its representatives to recommend or offer shares of the fund or other Putnam funds to its customers. These additional payments are made pursuant to agreements with dealers and do not change the price paid by investors for the purchase of a share or the amount a fund will receive as proceeds from such sales or the distribution (12b-1) fees and the expenses paid by the fund as shown under the heading “Fees and Expenses” in the prospectus.

Marketing Support Payments. Putnam Retail Management and its affiliates make payments to certain dealers for marketing support services. These payments are individually negotiated with each dealer firm, taking into account the marketing support services provided by the dealer, including business planning assistance, educating dealer personnel about the Putnam funds and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the dealer, as well as the size of the dealer’s relationship with Putnam Retail Management. Putnam Retail Management and its affiliates compensate dealers differently depending upon, among other factors, the level and/or type of marketing support provided by the dealer. Payments are generally based on one or more of the following factors: average net assets of Putnam’s retail mutual funds attributable to that dealer, gross or net sales of Putnam’s retail mutual funds attributable to that dealer, reimbursement of ticket charges (fees that a dealer firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment for services rendered. In addition, payments typically apply to retail sales and assets, but may not, in certain situations, apply to other specific types of sales or assets, such as to retirement plans or fee-based advisory programs.

Although the total of marketing support payments made to dealers in any year may vary, on average, the aggregate payments are not expected, on an annual basis, to exceed 0.085% of the average assets of Putnam’s retail mutual funds attributable to the dealers.

The following dealers (and such dealers’ respective affiliates) received marketing support payments from Putnam Retail Management and its affiliates during the calendar year ended December 31, 2010:

August 30, 2011	II-16

American Portfolios Financial Services, Inc.	MetLife Securities, Inc.

Ameriprise Financial Services, Inc.	Morgan Stanley & Co. Incorporated

AXA Advisors, LLC	Morgan Stanley Smith Barney LLC

Banc of America Investment Services, Inc.	Multi-Financial Securities Corporation

BancWest Investment Services, Inc.	National Planning Corporation

Cadaret, Grant & Co. Inc.	New England Securities Corporation

Cambridge Investment Research, Inc.	NFP Securities, Inc.

CCO Investment Services Corp.	Northwestern Mutual Investment Services, LLC

Citigroup Global Markets, Inc	NRP Financial, Inc.

Commonwealth Equity Services	Oppenheimer & Co. Inc.

CUNA Brokerage Services, Inc.	PrimeVest Financial Services, Inc.

CUSO Financial Services, L.P.	Raymond James & Associates, Inc.

Financial Network Investment Corporation	Raymond James Financial Services, Inc.

FSC Securities Corporation	RBC Capital Markets Corporation

Genworth Financial Securities Corp.	Robert W. Baird & Co. Incorporated

HD Vest Investment Securities, Inc.	Royal Alliance Associates

ING Financial Partners	Sagepoint Financial, Inc.

INVEST Financial Corporation	Securities America Financial Corporation, Inc.

Investment Centers of America, Inc.	SII Investments

Janney Montgomery Scott LLC	SunTrust Investment Services, Inc.

Lincoln Financial Advisors Corp.	Tower Square Securities, Inc.

Lincoln Financial Securities Corporation	U.S. Bancorp Investments, Inc.

Lincoln Investment Planning, Inc.	UBS Financial Services Inc.

LPL Financial Corporation	UVEST Financial Services, Inc.

MMC Securities Corp.	Walnut Street Securities, Inc.

M&T Securities, Inc.	Wells Fargo Advisors, LLC

Merrill Lynch, Pierce, Fenner & Smith, Inc.	Wells Fargo Investments, LLC

Additional dealers may receive marketing support payments in 2011 and in future years. Any additions, modifications or deletions to the list of dealers identified above that have occurred since December 31, 2010 are not reflected. You can ask your dealer about any payments it receives from Putnam Retail Management and its affiliates.

Program Servicing Payments. Putnam Retail Management and its affiliates will also make payments to certain dealers that sell Putnam fund shares through retirement plans and other investment programs to compensate dealers for a variety of services they provide to such programs. A dealer may perform program services itself or may arrange with a third party to perform program services. In addition to participant recordkeeping, reporting, or transaction processing, program services may include services rendered in connection with fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services. Payments by Putnam Retail Management and its affiliates for program servicing support to any one dealer are not expected, with certain limited exceptions, to exceed 0.20% of the total assets in the program on an annual basis. In addition, Putnam Retail Management and its affiliates will make one-time or annual payments to selected dealers receiving program servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of Putnam funds on the dealer’s system. The amounts of these payments may, but will not normally (except in cases where the aggregate assets in the program are small), cause the aggregate amount of the program servicing payments to such dealer on an annual basis to exceed the amounts set forth above.

August 30, 2011	II-17

The following dealers (and such dealers’ respective affiliates) received program servicing payments from Putnam Retail Management and its affiliates during the calendar year ended December 31, 2010:

ADP Broker-Dealer, Inc.	MidAtlantic Capital Corporation

Ascensus, Inc.	Milliman, Inc.

Benefit Plans Administrators	MSCS Financial Services, LLC

Charles Schwab & Co., Inc.	National Financial Services LLC

Charles Schwab Trust Company	Nationwide Investment Services Corporation

CompuSys/Erisa Group	Nationwide Life Insurance Company

Correll Co.	Newport Retirement Services, Inc.

CPI Qualified Plan Consultants, Inc.	NYLIFE Distributors LLC

DailyAccess Corporation	Paychex Securities Corporation

Digital Retirement Solutions	Pershing LLC

Dyatech, LLC	Plan Administrators, Inc.

ExpertPlan, Inc.	The Princeton Retirement Group, Inc.

FASCore, LLC	Principal Life Insurance Co.

Fidelity Investments Institutional Operations Company, Inc.	Prudential Investment Management Services LLC

Genworth Life and Annuity Insurance Co.	Prudential Investments LLC

Genworth Life Insurance Co of New York	Raymond James Financial Services, Inc.

Great-West Life & Annuity Insurance Co.	Reliance Trust Company

GWFS Equities, Inc.	Standard Retirement Services, Inc.

Hartford Life Insurance Co.	SunTrust Bank

Hartford Securities Distribution Company, Inc.	TD AMERITRADE Trust Company

July Business Services	The Prudential Insurance Company of America

Leggette & Company, Inc.	The Vanguard Group Inc.

Lincoln Retirement Services Co LLC	VALIC Retirement Services Company

ML Life Insurance Company of New York	Wachovia Bank, N.A.

Massachusetts Mutual Life Insurance Co.	Wells Fargo Bank, N.A.

Mercer HR Services LLC	Wilmington Trust Company

Merrill Lynch Life Insurance Company	Wilmington Trust Retirement & Institutional Services Co.

Merrill Lynch, Pierce, Fenner & Smith, Inc.

Additional dealers may receive program servicing payments in 2011 and in future years. Any additions, modifications or deletions to the list of dealers identified above that have occurred since December 31, 2010 are not reflected. You can ask your dealer about any payments it receives from Putnam Retail Management and its affiliates.

Other Payments. From time to time, Putnam Retail Management, at its expense, may provide additional compensation to dealers which sell or arrange for the sale of shares of the fund to the extent not prohibited by laws or the rules of any self-regulatory agency, such as FINRA. Such compensation provided by Putnam Retail Management may include financial assistance to dealers that enable Putnam Retail Management to participate in and/or present at dealer-sponsored conferences or seminars, sales or training programs for invited registered representatives and other dealer employees, dealer entertainment, and other dealer-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. Putnam Retail Management makes payments for entertainment events it deems appropriate, subject to Putnam Retail Management’s internal guidelines and applicable law. These payments may vary upon the nature of the event.

Certain dealers also receive payments from the funds’ transfer agent in recognition of sub-accounting or other services they provide to shareholders or plan participants who invest in the fund or other Putnam funds through their retirement plan. These payments are not expected, with certain exceptions both for affiliated and unaffiliated entities noted in the discussion under the heading “MANAGEMENT – Investor Servicing Agent,” to exceed 0.13% of the total assets of such shareholders or plan participants in the fund

August 30, 2011	II-18

or other Putnam funds on an annual basis. See the discussion under the heading “MANAGEMENT – Investor Servicing Agent” for more details.

You can ask your dealer for information about payments it receives from Putnam Retail Management or its affiliates and the services it provides for those payments.

In addition to payments to dealers described above, Putnam Investor Services or Putnam Retail Management may, at the direction of a retirement plan’s sponsor, reimburse or pay direct expenses of the plan that would otherwise be payable by the plan. Putnam Investor Services also, at its expense, may make payments to financial intermediaries for introducing to Putnam Investor Services, and/or assisting Putnam Investor Services in the provision of services to, certain retirement plans administered by Putnam Investor Services. Such payments to any one financial intermediary are not expected to exceed an annual rate of 0.05% of a plan’s average net assets.

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS

As noted in the prospectus, in addition to the main investment strategies and the principal risks described in the prospectus, the fund may employ other investment practices and may be subject to other risks, which are described below. Because the following is a combined description of investment strategies of all of the Putnam funds, certain matters described herein may not apply to your fund. Unless a strategy or policy described below is specifically prohibited or limited by the investment restrictions discussed in the fund’s prospectus or in this SAI, or by applicable law, the fund may engage in each of the practices described below without limit. This section contains information on the investments and investment practices listed below. With respect to funds for which Putnam Investments Limited (“PIL”) and/or The Putnam Advisory Company, LLC (“PAC”) serves as sub-investment manager (as described in the fund’s prospectus), references to Putnam Management in this section include PIL and/or PAC, as appropriate.

Alternative Investment Strategies	Mortgage-backed and Asset-backed Securities

Bank Loans	Options on Securities

Borrowing and Other Forms of Leverage	Preferred Stocks and Convertible Securities

Derivatives	Private Placements and Restricted Securities

Exchange-Traded Notes	Real Estate Investment Trusts (REITs)

Floating Rate and Variable Rate Demand Notes	Redeemable Securities

Foreign Currency Transactions	Repurchase Agreements

Foreign Investments and Related Risks	Securities Loans

Forward Commitments and Dollar Rolls	Securities of Other Investment Companies

Futures Contracts and Related Options	Short-term Trading

Hybrid Instruments	Special Purpose Acquisition Companies

Inflation-Protected Securities	Structured Investments

Initial Public Offerings (IPOs)	Swap Agreements

Interfund Borrowing and Lending	Tax-exempt Securities

Inverse Floaters	Warrants

Lower-rated Securities	Zero-coupon and Payment-in-kind Bonds

Money Market Instruments

Alternative Investment Strategies

Under normal market conditions, the fund seeks to remain fully invested and to minimize its cash holdings. However, at times, Putnam Management may judge that market conditions may make pursuing a fund's investment strategies inconsistent with the best interests of its shareholders. Putnam Management then may temporarily use alternative strategies that are mainly designed to limit the fund's losses. In implementing these strategies, the fund may invest primarily in, among other things, debt securities, preferred stocks, U.S.

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Government and agency obligations, cash or money market instruments (including, to the extent permitted by law or applicable exemptive relief, money market funds), or any other securities Putnam Management considers consistent with such defensive strategies.

Bank Loans

The fund may invest in bank loans. By purchasing a loan, the fund acquires some or all of the interest of a bank or other lending institution in a loan to a particular borrower. The fund may act as part of a lending syndicate, and in such cases would be purchasing a “participation” in the loan. The fund may also purchase loans by assignment from another lender. Many loans are secured by the assets of the borrower, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.

The fund’s ability to receive payments of principal and interest and other amounts in connection with loan participations held by it will depend primarily on the financial condition of the borrower (and, in some cases, the lending institution from which it purchases the loan). The value of collateral, if any, securing a loan can decline, or may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the fund’s access to collateral may be limited by bankruptcy or other insolvency laws. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or participating in a lending syndicate. In selecting the loans in which the fund will invest, however, Putnam Management will not rely solely on that credit analysis, but will perform its own investment analysis of the borrowers. Putnam Management's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Putnam Management will generally not have access to non-public information to which other investors in syndicated loans may have access. Because loans in which the fund may invest are not generally rated by independent credit rating agencies, a decision by the fund to invest in a particular loan will depend almost exclusively on Putnam Management's, and the original lending institution's, credit analysis of the borrower. Investments in loans may be of any quality, including “distressed” loans, and will be subject to the fund’s credit quality policy. The loans in which the fund may invest include those that pay fixed rates of interest and those that pay floating rates – i.e., rates that adjust periodically based on a known lending rate, such as a bank’s prime rate.

Loans may be structured in different forms, including novations, assignments and participating interests. In a novation, the fund assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. The fund assumes the position of a co-lender with other syndicate members. As an alternative, the fund may purchase an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan. The fund may also purchase a participating interest in a portion of the rights of a lending institution in a loan. In such case, it will be entitled to receive payments of principal, interest and premium, if any, but will not generally be entitled to enforce its rights directly against the agent bank or the borrower, and must rely for that purpose on the lending institution. The fund may also acquire a loan interest directly by acting as a member of the original lending syndicate.

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The fund will in many cases be required to rely upon the lending institution from which it purchases the loan to collect and pass on to the fund such payments and to enforce the fund's rights under the loan. As a result, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the fund from receiving principal, interest and other amounts with respect to the underlying loan. When the fund is required to rely upon a lending institution to pay to the fund principal, interest and other amounts received by it, Putnam Management will also evaluate the creditworthiness of the lending institution.

The borrower of a loan in which the fund holds an interest may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that the fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which the fund may invest are generally made to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. A significant portion of the corporate loans purchased by the fund may represent interests in loans made to finance highly leveraged corporate acquisitions, known as "leveraged buy-out" transactions, leveraged recapitalization loans and other types of acquisition financing. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. In addition, loans generally are subject to restrictions on transfer, and only limited opportunities may exist to sell such participations in secondary markets. As a result, the fund may be unable to sell loans at a time when it may otherwise be desirable to do so or may be able to sell them only at a price that is less than their fair market value. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that Putnam Management believes are attractive arise.

Certain of the loans acquired by the fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan participation. To the extent that the fund is committed to make additional loans under such a participation, it will at all times set aside on its books liquid assets in an amount sufficient to meet such commitments. Certain of the loan participations acquired by the fund may also involve loans made in foreign (i.e., non-U.S.) currencies. The fund's investment in such participations would involve the risks of currency fluctuations described above with respect to investments in the foreign securities.

With respect to its management of investments in bank loans, Putnam Management will normally seek to avoid receiving material, non-public information (“Confidential Information”) about the issuers of bank loans being considered for acquisition by the fund or held in the fund’s portfolio. In many instances, borrowers may offer to furnish Confidential Information to prospective investors, and to holders, of the issuer’s loans. Putnam Management’s decision not to receive Confidential Information may place Putnam Management at a disadvantage relative to other investors in loans (which could have an adverse effect on the price the fund pays or receives when buying or selling loans). Also, in instances where holders of loans are asked to grant amendments, waivers or consent, Putnam Management’s ability to assess their significance or desirability may be adversely affected. For these and other reasons, it is possible that Putnam Management’s decision not to receive Confidential Information under normal circumstances could adversely affect the fund’s investment performance.

Notwithstanding its intention generally not to receive material, non-public information with respect to its management of investments in loans, Putnam Management may from time to time come into possession of material, non-public information about the issuers of loans that may be held in the fund’s portfolio. Possession of such information may in some instances occur despite Putnam Management’s efforts to avoid such possession, but in other instances Putnam Management may choose to receive such information (for example, in connection with participation in a creditors’ committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, Putnam Management's ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on

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Putnam Management's ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by Putnam Management or an affiliate may hold other securities issued by borrowers whose loans may be held in the fund’s portfolio. These other securities may include, for example, debt securities that are subordinate to the loans held in the fund’s portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer’s loans. In such cases, Putnam Management may owe conflicting fiduciary duties to the fund and other client accounts. Putnam Management will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if Putnam Management's client accounts collectively held only a single category of the issuer’s securities.

Borrowing and Other Forms of Leverage

The fund may borrow money to the extent permitted by its investment policies and restrictions and applicable law. When the fund borrows money or otherwise leverages its portfolio, the value of an investment in the fund will be more volatile and other investment risks will tend to be compounded. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the fund’s holdings. In addition to borrowing money from banks, the fund may engage in certain other investment transactions that may be viewed as forms of financial leverage – for example, using dollar rolls, investing collateral from loans of portfolio securities, entering into when-issued, delayed-delivery or forward commitment transactions or using derivatives such as swaps, futures, forwards, and options. Because the fund either (1) sets aside cash (or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees) on its books in respect of such transactions during the period in which the transactions are open or (2) otherwise “covers” its obligations under the transactions, such as by holding offsetting investments, the fund does not consider these transactions to be borrowings for purposes of its investment restrictions or “senior securities” for purposes of the 1940 Act. In some cases (e.g., with respect to futures and forwards that are contractually required to “cash-settle”), the fund is permitted under relevant guidance from the SEC or SEC staff to set aside assets with respect to an investment transaction in the amount of its net (marked-to-market) obligations thereunder, rather than the full notional amount of the transaction. By setting aside assets equal only to its net obligations, the fund will have the ability to employ leverage to a greater extent than if it set aside assets equal to the notional amount of the transaction, which may increase the risk associated with such investments.

Each Putnam fund (other than Putnam RetirementReady® Funds, Putnam Global Sector Fund and Putnam Money Market Liquidity Fund) participates in committed and uncommitted lines of credit with State Street Bank and Trust Company. These lines of credit are intended to provide a temporary source of cash in extraordinary or emergency circumstances, such as unexpected shareholder redemption requests. The fund may pay a commitment or other fee to maintain a line of credit, in addition to the stated interest rate.

Derivatives

Certain of the instruments in which the fund may invest, such as futures contracts, options, hybrid instruments, forward contracts, swap agreements and structured investments, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value or other attributes of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in the prospectus and in this SAI. The fund’s use of derivatives may cause the fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates. The fund’s use of commodity-linked derivatives can bear on or be limited by the fund’s intention to qualify as a “regulated investment company” under the Code, as discussed in “Taxes” below. Investments in derivatives may be applied toward meeting a requirement to invest

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in a particular kind of investment if the derivatives have economic characteristics similar to that investment. The fund’s use of certain derivatives may in some cases involve forms of financial leverage, which involves risk and may increase the volatility of the fund’s net asset value. See “—Borrowing and Other Forms of Leverage.” In its use of derivatives, the fund may take both long positions (the values of which move in the same direction as the prices of the underlying investments, pools of investments, indexes or currencies), and short positions (the values of which move in the opposite direction from the prices of the underlying investments, pools of investments indexes or currencies).

Short positions may involve greater risks than long positions, as the risk of loss may be theoretically unlimited (unlike a long position, in which the risk of loss may be limited to the amount invested). The fund may use derivatives that combine “long” and “short” positions in order to capture the difference between underlying investments, pools of investments, indices or currencies.

Exchange Traded Notes

The fund may invest in exchange traded notes (“ETNs”). ETNs are typically senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market index less applicable fees and expenses. ETNs are listed on an exchange and traded in the secondary market. The fund may hold the ETN until maturity, at which time the issuer is obligated to pay a return linked to the performance of the relevant market index. ETNs do not make periodic interest payments and principal is not protected.

The market value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand of the ETN, volatility and lack of liquidity in the underlying assets, changes in the applicable interest rates, the current performance of the market index to which the ETN is linked, and the credit rating of the ETN issuer. The market value of an ETN may differ from the performance of the applicable market index and there may be times when an ETN trades at a premium or discount. This difference in price may be due to the fact that the supply and demand in the market for ETNs at any point in time is not always identical to the supply and demand in the market for the securities underlying the market index that the ETN seeks to track. A change in the issuer’s credit rating may also impact the value of an ETN despite the underlying market index remaining unchanged. ETNs are also subject to tax risk. No assurance can be given that the Internal Revenue Service (the “IRS”) will accept, or a court will uphold, how the fund characterizes and treats ETNs for tax purposes.

An ETN that is tied to a specific market index may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market index. ETNs also incur certain expenses not incurred by their applicable market index, and the fund would bear a proportionate share of any fees and expenses borne by the ETN in which it invests.

The fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN. Some ETNs that use leverage in an effort to amplify the returns of an underlying market index can, at times, be relatively illiquid and may therefore be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but the potential for loss and speed at which losses can be realized also are greater.

ETNs are generally similar to structured investments and hybrid instruments. For discussion of these investments and the risks generally associated with them, see “Hybrid Instruments” and “Structured Investments” in this SAI.

Floating Rate and Variable Rate Demand Notes

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The fund may purchase taxable or tax-exempt floating rate and variable rate demand notes for short-term cash management or other investment purposes. Floating rate and variable rate demand notes and bonds may have a stated maturity in excess of one year, but may have features that permit a holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days notice to the holders. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank's prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate.

Foreign Currency Transactions

To manage its exposure to foreign currencies, the fund may engage in foreign currency exchange transactions, including purchasing and selling foreign currency, foreign currency options, foreign currency forward contracts and foreign currency futures contracts and related options. In addition, the fund may engage in these transactions for the purpose of increasing its return. Foreign currency transactions involve costs, and, if unsuccessful, may reduce the fund’s return.

Generally, the fund may engage in both "transaction hedging" and "position hedging." The fund may also engage in foreign currency transactions for non-hedging purposes, subject to applicable law. When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is earned, and the date on which such payments are made or received. The fund may also engage in position hedging to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which securities the fund intends to buy are denominated or quoted).

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency or for other hedging or non-hedging purposes. If conditions warrant, for hedging or non-hedging purposes, the fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts. The fund may also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

A foreign currency futures contract is a standardized exchange-traded contract for the future delivery of a specified amount of a foreign currency at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (the "CFTC"), such as the New York Mercantile Exchange, and have margin requirements.

A foreign currency forward contract is a negotiated agreement to exchange currency at a future time, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. The contract price may be higher or lower than the current spot rate. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amount agreed upon by the parties rather than predetermined amounts. In addition,

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forward contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers, so that no intermediary is required. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

At the maturity of a forward or futures contract, the fund either may accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts may be effected only on a commodities exchange or board of trade which provides a secondary market in such contracts; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Although the fund intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

As noted above, the fund may purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until the expiration of the option. A put option on a currency gives the fund the right to sell the currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the fund the right to purchase the currency at the exercise price until the expiration of the option.

Foreign currency options are traded primarily in the over-the-counter market, although options on foreign currencies are also listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the euro, the joint currency of most countries in the European Union.

The fund will only purchase or write foreign currency options when Putnam Management believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies may be affected by all of those factors which influence foreign exchange rates and investments generally.

The fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the fund. Cross hedging transactions by the fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

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Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they involve costs to the fund and tend to limit any potential gain which might result from the increase in value of such currency.

The fund may also engage in non-hedging currency transactions. For example, Putnam Management may believe that exposure to a currency is in the fund's best interest but that securities denominated in that currency are unattractive. In this situation, the fund may purchase a currency forward contract or option in order to increase its exposure to the currency. In accordance with SEC regulations, the fund will set aside liquid assets on its books to cover forward contracts used for non-hedging purposes.

In addition, the fund may seek to increase its current return or to offset some of the costs of hedging against fluctuations in current exchange rates by writing covered call options and covered put options on foreign currencies. The fund receives a premium from writing a call or put option, which increases the fund's current return if the option expires unexercised or is closed out at a net profit. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options, forward contracts and futures contracts) may be affected significantly, fixed, or supported directly or indirectly by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

The value of a foreign currency option, forward contract or futures contract reflects the value of an exchange rate, which in turn reflects relative values of two currencies -- the U.S. dollar and the foreign currency in question. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of foreign currency options, forward contracts and futures contracts, investors may be disadvantaged by having to deal in an odd-lot market for the underlying foreign currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

The decision as to whether and to what extent the fund will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of the fund's portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that the fund will engage in foreign currency exchange transactions at any given time or from time to time.

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Foreign Investments and Related Risks

Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the fund's foreign investments and the value of its shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. In addition, the fund is required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for a foreign currency declines after a fund's income has been earned and translated into U.S. dollars (but before payment), the fund could be required to liquidate portfolio securities to make such distributions. Similarly, if an exchange rate declines between the time a fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in any such currency of such expenses at the time they were incurred.

There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers may not be subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. In addition, there may be less (or less effective) regulation of exchanges, brokers and listed companies in some foreign countries. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than in the United States.

Foreign settlement procedures and trade regulations may be more complex and involve certain risks (such as delay in payment or delivery of securities or in the recovery of the fund's assets held abroad) and expenses not present in the settlement of investments in U.S. markets. For example, settlement of transactions involving foreign securities or foreign currencies (see below) may occur within a foreign country, and the fund may accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may pay fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

In addition, foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls, foreign withholding taxes or restrictions on the repatriation of foreign currency, confiscatory taxation, political, social or financial instability and diplomatic developments which could affect the value of the fund's investments in certain foreign countries. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

Note on MSCI Indices. MSCI, Inc. (MSCI) publishes two versions of its indices reflecting the reinvestment of dividends using two different methodologies: gross dividends and net dividends. While both versions reflect reinvested dividends, they differ with respect to the manner in which taxes associated with dividend payments are treated. In calculating the net dividends version, MSCI incorporates reinvested dividends applying the withholding tax rate applicable to foreign non-resident institutional investors that do not benefit from double taxation treaties. Putnam Management believes that the net dividends version of MSCI indices better reflects the returns U.S. investors might expect were they to invest directly in the component securities of an MSCI index.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries.

The risks described above, including the risks of nationalization or expropriation of assets, typically are increased in connection with investments in developing countries, also known as "emerging markets." For example, political and economic structures in these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at

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times nationalized and expropriated the assets of private companies. High rates of inflation or currency devaluations may adversely affect the economies and securities markets of such countries. Investments in emerging markets may be considered speculative.

The currencies of certain emerging market countries have experienced devaluations relative to the U.S. dollar, and future devaluations may adversely affect the value of assets denominated in such currencies. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the value of investments in emerging markets and the availability of additional investments in these markets. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make investments in securities traded in emerging markets illiquid and more volatile than investments in securities traded in more developed countries, and the fund may be required to establish special custodial or other arrangements before making investments in securities traded in emerging markets. There may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value or prospects of an investment in such securities.

American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing in foreign securities.

Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. issuers having significant foreign operations.

Forward Commitments and Dollar Rolls

The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced ("TBA") purchase commitments, the unit price and the estimated principal amount are established when the fund enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so. The fund may realize short-term profits or losses upon the sale of forward commitments.

The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable

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securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

The fund may enter into dollar roll transactions (generally using TBAs) in which it sells a fixed income security for delivery in the current month and simultaneously contracts to purchase similar securities (for example, same type, coupon and maturity) at an agreed upon future time. By engaging in a dollar roll transaction, the fund foregoes principal and interest paid on the security that is sold, but receives the difference between the current sales price and the forward price for the future purchase. The fund would also be able to earn interest on the proceeds of the sale before they are reinvested. The fund accounts for dollar rolls as purchases and sales. Because cash (or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees) in the amount of the fund’s commitment under a dollar roll is set aside on the fund’s books, the fund does not consider these transactions to be borrowings for purposes of its investment restrictions.

The obligation to purchase securities on a specified future date involves the risk that the market value of the securities that the fund is obligated to purchase may decline below the purchase price. In addition, in the event the other party to the transaction files for bankruptcy, becomes insolvent or defaults on its obligation, the fund may be adversely affected.

Futures Contracts and Related Options

Subject to applicable law, the fund may invest without limit in futures contracts and related options for hedging and non-hedging purposes, such as to manage the effective duration of the fund's portfolio or as a substitute for direct investment. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the CFTC, and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market. Examples of futures contracts that the fund may use (which may include single-security futures) include, without limitation, U.S. Treasury security futures, index futures, corporate or municipal bond futures, Government National Mortgage Association certificate futures, interest rate swap futures, and Eurodollar futures. In addition, as described elsewhere in this SAI, the fund may use foreign currency futures.

Although futures contracts (other than index futures and futures based on the volatility or variance experienced by an index) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Index futures and futures based on the volatility or variance experienced by an index do not call for actual delivery or acceptance of commodities or securities, but instead require cash settlement of the futures contract on the settlement date specified in the contract. Such contracts may also be closed out before the settlement date. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. If the fund is unable to enter into a closing transaction, the amount of the fund's potential loss is

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unlimited. The closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract. Instead, upon entering into a contract, the fund is required to deliver to the futures broker an amount of liquid assets. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit which is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin" or "maintenance margin," to and from the broker are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when the fund has purchased a futures contract on a security and the price of the underlying security has risen, that position will have increased in value and the fund will receive from the broker a variation margin payment based on that increase in value. Conversely, when the fund has purchased a security futures contract and the price of the underlying security has declined, the position would be less valuable and the fund would be required to make a variation margin payment to the broker.

The fund may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

The fund does not intend to purchase or sell futures or related options for other than hedging purposes, if, as a result, the sum of the initial margin deposits on the fund's existing futures and related options positions and premiums paid for outstanding options on futures contracts would exceed 5% of the fund's net assets.

The fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (the "CEA"), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

Index futures. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

For example, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") is composed of 500 selected U.S. common stocks. The S&P 500 assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are currently to buy or sell 250 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $37,500 (250 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the fund enters into a futures contract to buy 250 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the fund will gain $1,000 (250 units x gain of $4). If the fund enters into a

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futures contract to sell 250 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the fund will lose $500 (250 units x loss of $2).

Options on futures contracts. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. In return for the premium paid, options on futures contracts give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the future. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the underlying asset on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or indices or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the fund expects to purchase. Such options generally operate in the same manner, and involve the same risks, as options purchased or written directly on the underlying investments. In addition, the fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above in connection with the discussion of futures contracts. The writing of an option on a futures contract involves risks similar to those relating to the sale of futures contracts.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts generally involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments.

As an alternative to purchasing call and put options on index futures, the fund may purchase and sell call and put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

Risks of transactions in futures contracts and related options. Successful use of futures contracts by the fund is subject to Putnam Management's ability to predict movements in various factors affecting securities markets, including interest rates and market movements, and, in the case of index futures and futures based on the volatility or variance experienced by an index, Putnam Management’s ability to predict the future level of the index or the future volatility or variance experienced by an index. For example, it is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurred, the fund would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

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The use of options and futures strategies also involves the risk of imperfect correlation among movements in the prices of the securities or other assets underlying the futures and options purchased and sold by the fund, of the options and futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures used by the fund and the portion of the portfolio being hedged, the prices of futures may not correlate perfectly with movements in the underlying asset due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the underlying asset and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the underlying asset and movements in the prices of related futures, even a correct forecast of general market trends by Putnam Management may still not result in a profitable position.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a position held by the fund, the fund may seek to close out such position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Hybrid Instruments

These instruments are generally considered derivatives and include indexed or structured securities, and combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively, “underlying assets”), or by another objective index, economic factor or other measure, including interest rates, currency exchange rates, or commodities or securities indices (collectively, “benchmarks”). Hybrid instruments may take a number of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

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The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. Hybrid instruments may be highly volatile and their use by the fund may not be successful.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of less than par if rates were above the specified level. Furthermore, a fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful and the fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instrument.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. Under certain conditions, the redemption value of such an investment could be zero. In addition, because the purchase and sale of hybrid investments could take place in an over-the-counter market without the guarantee of a central clearing organization, or in a transaction between the fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty of the issuer of the hybrid instrument would be an additional risk factor the fund would have to consider and monitor. In addition, uncertainty regarding the tax treatment of hybrid instruments may reduce demand for such instruments. Hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Inflation-Protected Securities

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The fund may invest in U.S. Treasury Inflation Protected Securities (“U.S. TIPS”), which are fixed income securities issued by the U.S. Department of Treasury, the principal amounts of which are adjusted daily based upon changes in the rate of inflation. The fund may also invest in other inflation-protected securities issued by non-U.S. governments or by private issuers. U.S. TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed for U.S. TIPS, even during a period of deflation. However, because the principal amount of U.S. TIPS would be adjusted downward during a period of deflation, the fund will be subject to deflation risk with respect to its investments in these securities. In addition, the current market value of the bonds is not guaranteed, and will fluctuate. If the fund purchases U.S. TIPS in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the fund may experience a loss if there is a subsequent period of deflation. The fund may also invest in other inflation-related bonds which may or may not provide a guarantee of principal. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

The periodic adjustment of U.S. TIPS is currently tied to the CPI-U, which is calculated by the U.S. Department of Treasury. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected bonds issued by a non-U.S. government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can no assurance that the CPI-U or any non-U.S. inflation index will accurately measure the real rate of inflation in the prices of goods and services. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure. In addition, there can be no assurance that the rate of inflation in a non-U.S. country will be correlated to the rate of inflation in the United States.

In general, the value of inflation-protected bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-protected bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-protected bonds. If inflation is lower than expected during the period the fund holds the security, the fund may earn less on the security than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. As a result, when the fund invests in inflation-protected securities, it could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company and to eliminate any fund-level income tax liability under the Internal Revenue Code.

The U.S. Treasury began issuing inflation-protected bonds in 1997. Certain non-U.S. governments, such as the United Kingdom, Canada and Australia, have a longer history of issuing inflation-protected bonds, and there may be a more liquid market in certain of these countries for these securities.

Initial Public Offerings

The fund may purchase debt or equity securities in initial public offerings (“IPOs”). These securities, which are often issued by unseasoned companies, may be subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. Securities issued in an IPO frequently are very volatile in price, and the fund may hold securities purchased in an IPO for a very short period of time. As a

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result, the fund’s investments in IPOs may increase portfolio turnover, which increases brokerage and administrative costs and may result in taxable distributions to shareholders.

At any particular time or from time to time the fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Putnam funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of the fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as the fund increases in size, the impact of IPOs on the fund’s performance will generally decrease.

Interfund Borrowing and Lending

To satisfy redemption requests or to cover unanticipated cash shortfalls, the fund has entered into a Master Interfund Lending Agreement by and among each Putnam fund and Putnam Management (the “Interfund Lending Agreement”) under which the fund would lend or borrow money for temporary purposes directly to or from another Putnam fund (an “Interfund Loan”), subject to meeting the conditions of an SEC exemptive order granted to the fund permitting such Interfund Loans. All Interfund Loans would consist only of uninvested cash reserves that the lending fund otherwise would invest in short-term repurchase agreements or other short-term instruments. At this time, Putnam Money Market Liquidity Fund is the only Putnam fund expected to make its uninvested cash reserves available for Interfund Loans.

If the fund has outstanding borrowings, any Interfund Loans to the fund (a) would be at an interest rate equal to or lower than that of any outstanding bank loan, (b) would be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, and (c) would have a maturity no longer than any outstanding bank loan (and in any event not over seven days). In addition, if an event of default were to occur under any agreement evidencing an outstanding bank loan to the fund, the event of default would automatically (without need for action or notice by the lending fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending fund to call the Interfund Loan (and exercise all rights with respect to any collateral) and such a call would be deemed made if the lending bank exercises its right to call its loan under its agreement with the borrowing fund.

The fund may make an unsecured borrowing under the Interfund Lending Agreement if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets; provided, that if the fund has a secured loan outstanding from any other lender, including but not limited to another Putnam fund, the fund’s Interfund Loan would be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan secured by collateral. If the fund’s total outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets, the fund may borrow through the credit facility on a secured basis only. All secured Interfund Loans would be secured by the pledge of segregated collateral with a market value equal to at least 102% of the outstanding principal value of the Interfund Loan. The fund may not borrow from any source if its total outstanding borrowings immediately after the borrowing would exceed the limits imposed by Section 18 of the 1940 Act or the fund’s fundamental investment restrictions.

The fund may not lend to another Putnam fund under the Interfund Lending Agreement if the Interfund Loan would cause its aggregate outstanding Interfund Loans to exceed 15% of the fund’s current net assets at the time of the Interfund Loan. The fund’s Interfund Loans to any one fund may not exceed 5% of the lending fund’s net assets. The duration of Interfund Loans would be limited to the time required to receive payment for securities sold, but in no event may the duration exceed seven days. Interfund Loans effected within seven days of each other would be treated as separate loan transactions for purposes of this condition. Each Interfund

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Loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund.

The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. If the fund borrows money from another fund, there is a risk that the Interfund Loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at higher rates if an Interfund Loan were not available from another fund. A delay in repayment to a lending fund could result in a lost opportunity or additional lending costs, and interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due.

Inverse Floaters

These securities have variable interest rates that typically move in the opposite direction from movements in prevailing short-term interest rate levels – rising when prevailing short-term interest rate fall, and vice versa. The prices of inverse floaters can be considerably more volatile than the prices of bonds with comparable maturities. The fund currently does not intend to invest more than 15% of its assets in inverse floating obligations.

Investment Ratings

The securities in which money market funds invest must be rated in one of the two highest short-term rating categories (without regard for gradations or subcategories) by one or more Nationally Recognized Statistical Rating Organizations (NRSROs) or be deemed by Putnam Management to be of comparable quality to securities having such ratings. Money market funds will rely on the two highest ratings given to a security by the NRSROs for purposes of complying with this requirement. If one or both of the two highest ratings are in the second highest short-term rating category, the security is treated as a Second Tier Security. Generally, Rule 2a-7 of the 1940 Act prohibits a money market fund from investing more than 3% of its assets in Second Tier Securities. Money market funds comply with these rating requirements at the time a security is acquired. If a security is downgraded to Second Tier after its acquisition, the money market funds may continue to hold the security even if the portfolio exceeds Rule 2a-7’s limits on Second Tier Securities. Other factors, such as substantial redemptions, may cause a money market fund’s portfolio to exceed Rule 2a-7 limits on the acquisition of securities. A money market fund may continue to hold securities in excess of these limits, even if the fund has the right to tender the security for purchase for its amortized cost value.

Lower-rated Securities

The fund may invest in lower-rated fixed-income securities (commonly known as "junk bonds"). The lower ratings reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the fund more volatile and could limit the fund's ability to sell its securities at prices approximating the values the fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the fund at times may be unable to establish the fair value of such securities.

Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody's Investors Service, Inc. or Standard & Poor's (or by any other nationally recognized securities rating agency) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. See "SECURITIES RATINGS."

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Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of the fund's fixed-income assets. Conversely, during periods of rising interest rates, the value of the fund's fixed-income assets will generally decline. The values of lower-rated securities may often be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely affect the values of lower-rated securities. Changes by nationally recognized securities rating agencies in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the fund's net asset value. The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will monitor the investment to determine whether its retention will assist in meeting the fund's investment objective(s).

Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

At times, a substantial portion of the fund's assets may be invested in an issue of which the fund, by itself or together with other funds and accounts managed by Putnam Management or its affiliates, holds all or a major portion. Although Putnam Management generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell these securities when Putnam Management believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value. In order to enforce its rights in the event of a default, the fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on such securities. This could increase the fund's operating expenses and adversely affect the fund's net asset value. In the case of tax-exempt funds, any income derived from the fund's ownership or operation of such assets would not be tax-exempt. The ability of a holder of a tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to securities of private issuers. In addition, the fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code may limit the extent to which the fund may exercise its rights by taking possession of such assets.

To the extent the fund invests in securities in the lower rating categories, the achievement of the fund's goals is more dependent on Putnam Management's investment analysis than would be the case if the fund were investing in securities in the higher rating categories.

Money Market Instruments

Money market instruments, or short-term debt instruments, consist of obligations such as commercial paper, bank obligations (i.e., certificates of deposit and bankers’ acceptances), repurchase agreements and various government obligations, such as Treasury bills. These instruments have a remaining maturity of one year or less and are generally of high credit quality. Money market instruments may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences

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may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.

Commercial paper is a money market instrument issued by banks or companies to raise money for short-term purposes. Unlike some other debt obligations, commercial paper is typically unsecured. Commercial paper may be issued as an asset-backed security (that is, backed by a pool of assets representing the obligations of a number of different issuers), in which case certain of the risks discussed in “Mortgage-backed and Asset-backed securities” would apply. Commercial paper is traded primarily among institutions.

Putnam Money Market Fund and Putnam Tax Exempt Money Market Fund may invest in bankers’ acceptances issued by banks with deposits in excess of $2 billion (or the foreign currency equivalent) at the close of the last calendar year. If the Trustees change this minimum deposit requirement, shareholders would be notified. Other Putnam funds may invest in bankers’ acceptances without regard to this requirement.

In accordance with rules issued by the SEC, the fund may from time to time invest all or a portion of its cash balances in money market and/or short-term bond funds advised by Putnam Management. In connection with such investments, Putnam Management may waive a portion of the advisory fees otherwise payable by the fund. See “Charges and expenses” in Part I of this SAI for the amount, if any, waived by Putnam Management in connection with such investments.

Mortgage-backed and Asset-backed Securities

Mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-backed securities. In that event the fund may be unable to invest the proceeds from the early payment of the mortgage-backed securities in an investment that provides as high a yield as the mortgage-backed securities. Consequently, early payment associated with mortgage-backed securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-backed securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-backed securities. If the life of a mortgage-backed security is inaccurately predicted, the fund may not be able to realize the rate of return it expected.

Adjustable rate mortgage securities (“ARMs”), like traditional mortgage-backed securities, are interests in pools of mortgage loans that provide investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. Unlike fixed-rate mortgage-backed securities, ARMs are collateralized by or represent interests in mortgage loans with variable rates of interest. These interest rates are reset at periodic intervals, usually by reference to an interest rate index or

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market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on, among other things, changes in market interest rates or changes in the issuer’s creditworthiness. Because the interest rates are reset only periodically, changes in the interest rate on ARMs may lag changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in the interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods. The fund may also invest in “hybrid” ARMs, whose underlying mortgages combine fixed-rate and adjustable rate features.

Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. The automatic interest rate adjustment feature of mortgages underlying ARMs likewise reduces the ability to lock-in attractive rates. As a result, mortgage-backed and asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

At times, some mortgage-backed and asset-backed securities will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses on securities purchased at a premium.

CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing their volatility.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The yield to maturity on an interest only or “IO” class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the fund may

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fail to recoup fully its initial investment in these securities. Conversely, principal only or “POs” tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the fund's ability to buy or sell those securities at any particular time. The fund currently does not intend to invest more than 35% of its assets in IOs and POs under normal market conditions.

The risks associated with other asset-backed securities (including in particular the risks of issuer default and of early prepayment) are generally similar to those described above for CMOs. In addition, because asset-backed securities generally do not have the benefit of a security interest in the underlying assets that is comparable to a mortgage, asset-backed securities present certain additional risks that are not present with mortgage-backed securities. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. For example, revolving credit receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set-off certain amounts owed, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles, rather than by real property.

Asset-backed securities may be collateralized by the fees earned by service providers. The value of asset-backed securities may be substantially dependent on the servicing of the underlying asset and are therefore subject to risks associated with negligence by, or defalcation of, their servicers. In certain circumstances, the mishandling of related documentation may also affect the rights of the security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in added costs and delays in addition to losses associated with a decline in the value of the underlying assets.

Options on Securities

Writing covered options. The fund may write covered call options and covered put options on optionable securities held in its portfolio or that it has an absolute and immediate right to acquire without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees, in such amount as are set aside on the fund’s books), when in the opinion of Putnam Management such transactions are consistent with the fund's investment objective(s) and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges) or have an absolute and immediate right to acquire without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees, in such amount as are set aside on the fund’s books). In the case of put options, the fund will set aside on its books assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees and equal in value to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, if the fund holds the security, the fund limits its opportunity to profit from

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any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. If the fund does not hold the underlying security, the fund bears the risk that, if the market price exceeds the option strike price, the fund will suffer a loss equal to the difference at the time of exercise. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin," or collateral, for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such protection is provided during the life of the put option since the fund, as holder of the option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs. The fund may also purchase put options for other investment purposes, including to take a short position in the security underlying the put option.

Purchasing call options. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. The fund may also purchase call options for other investment purposes.

Risk factors in options transactions. The successful use of the fund's options strategies depends on the ability of Putnam Management to forecast correctly interest rate and market movements. For example, if the fund were to write a call option based on Putnam Management's expectation that the price of the underlying security would fall, but the price were to rise instead, the fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the fund were to write a put option based on Putnam Management's expectation that the price of the underlying security would rise, but the price were to fall instead, the fund could be required to purchase the security upon exercise at a price higher than the current market price.

When the fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying security, since the fund will not realize a loss if the security's price does not change.

The effective use of options also depends on the fund's ability to terminate option positions at times when Putnam Management deems it desirable to do so. There is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price. If a secondary market in options were to

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become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. For example, if a fund is unable to purchase a security underlying a put option it had purchased, the fund may be unable to exercise the put option. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The fund, as holder of such a put option, could lose its entire investment if it is unable to exercise the put option prior to its expiration.

Foreign-traded options are subject to many of the same risks presented by internationally-traded securities. In addition, because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Over-the-counter ("OTC") options purchased by the fund and assets held to cover OTC options written by the fund may, under certain circumstances, be considered illiquid securities for purposes of any limitation on the fund's ability to invest in illiquid securities. The fund may use both European-style options, which are only exercisable immediately prior to their expiration, and American-style options, which are exercisable at any time prior to the expiration date.

In addition to options on securities and futures, the fund may also enter into options on futures, swaps, or other instruments as described elsewhere in this SAI.

Preferred Stocks and Convertible Securities

The fund may invest in preferred stocks or convertible securities. A preferred stock generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of an issuer's assets but is junior to the debt securities of the issuer in those same respects. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in an issuer's creditworthiness than are the prices of debt securities. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Under ordinary circumstances, preferred stock does not carry voting rights. In addition, many preferred stocks may be called or redeemed prior to their maturity by the issuer under certain conditions.

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Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into or exchanged for, at a specific price or formula within a particular period of time, a prescribed amount of common stock or other equity securities of the same or a different issuer. Convertible securities entitle the holder to receive interest paid or accrued on debt or dividends paid or accrued on preferred stock until the security matures or is redeemed, converted or exchanged.

The market value of a convertible security is a function of its "investment value" and its "conversion value." A security's "investment value" represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. A security's "conversion value" is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security.

If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security. Convertible securities generally have less potential for gain than common stocks.

The fund's investments in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. Because conversion of the security is not at the option of the holder, the fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

The fund's investments in preferred stocks and convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid. The fund may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the fund.

Private Placements and Restricted Securities

The fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell such securities when Putnam Management believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value.

While such private placements may offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 (the “Securities Act”) or the availability of an exemption from registration (such as Rules 144 or 144A), or which are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the fund to sell them promptly at an acceptable price. The fund may have to bear the

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extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. In addition, market quotations are less readily available. The judgment of Putnam Management may at times play a greater role in valuing these securities than in the case of publicly traded securities.

Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act. The fund may be deemed to be an "underwriter" for purposes of the Securities Act when selling restricted securities to the public, and in such event the fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading. The SEC Staff currently takes the view that any delegation by the Trustees of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the funds) must be pursuant to written procedures established by the Trustees and the Trustees have delegated such authority to Putnam Management.

Real Estate Investment Trusts (REITs)

The fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. Like regulated investment companies such as the fund, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Internal Revenue Code. The fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the fund’s own expenses.

REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the risk of borrower default, the likelihood of which is increased for mortgage REITs that invest in sub-prime mortgages. REITs, and mortgage REITs in particular, are also subject to interest rate risk. REITs are dependent upon their operators’ management skills, are generally not diversified (except to the extent the Internal Revenue Code requires), and are subject to heavy cash flow dependency and the risk of default by borrowers. REITs are also subject to the possibility of failing to qualify for tax-free pass-through of income under the Code or failing to maintain their exemptions from registration under the 1940 Act. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.

The fund's investment in a REIT may require the fund to accrue and distribute income not yet received or may result in the fund making distributions that constitute a return of capital to fund shareholders for federal income tax purposes. In addition, distributions by a fund from REITs will not qualify for the corporate dividends-received deduction, or, generally, for treatment as qualified dividend income.

Redeemable Securities

Certain securities held by the fund may permit the issuer at its option to "call" or redeem its securities. If an issuer were to redeem securities held by the fund during a time of declining interest rates, the fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Repurchase Agreements

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The fund, unless it is a money market fund, may enter into repurchase agreements amounting to not more than 25% of its total assets, except that this 25% limitation does not apply to repurchase agreements entered into in connection with short sales. Money market funds may invest without limit in repurchase agreements. A repurchase agreement is a contract under which the fund, the buyer under the contract, acquires a security subject to the obligation of the seller (or repurchase agreement counterparty) to repurchase, and the fund to resell, the security at a fixed time and price, which represents the fund's cost plus interest (or, for repurchase agreements under which the fund acquires a security and then sells it short, the fund’s cost of “borrowing” the security). A repurchase agreement with a stated maturity of longer than one week is considered an illiquid investment. It is the fund's present intention to enter into repurchase agreements only with banks and registered broker-dealers. The fund may enter into repurchase agreements, including with respect to securities it wishes to sell short. See “Short Sales” in this SAI. Certain of the repurchase agreements related to securities sold short may provide that, at the option of the fund, settlement may be made by delivery of cash equal to the difference between (a) the sum of (i) the market value of the securities sold short at the time the repurchase agreement is closed out and (ii) transaction costs associated with the acquisition in the market by the repurchase agreement counterparty of the securities sold short and (b) the repurchase price specified in the repurchase agreement.

The fund may be exposed to the credit risk of the repurchase agreement counterparty (or seller) in the event that the counterparty is unable to close out the repurchase agreement in accordance with its terms. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Pursuant to an exemptive order issued by the SEC, the fund may transfer uninvested cash balances into a joint account, along with cash of other Putnam funds and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

Securities Loans

The fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 25% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. If a borrower defaults, the value of the collateral may decline before the fund can dispose of it. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the fund to exercise voting rights on any matters materially affecting the investment. The fund may also call such loans in order to sell the securities. The fund may pay fees in connection with arranging loans of its portfolio securities.

Securities of Other Investment Companies

Securities of other investment companies, including shares of open- and closed-end investment companies and unit investment trusts (which may include exchange-traded funds (“ETFs”)), represent interests in collective investment portfolios that, in turn, invest directly in underlying instruments. The fund may invest in other investment companies when it has more uninvested cash than Putnam Management believes is advisable, when

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it receives cash collateral from securities lending arrangements, when there is a shortage of direct investments available, or when Putnam Management believes that investment companies offer attractive values.

Investment companies may be structured to perform in a similar fashion to a broad-based securities index or may focus on a particular strategy or class of assets. ETFs typically seek to track the performance or dividend yield of specific indexes or companies in related industries. These indexes may be broad-based, sector-based or international. Investing in investment companies involves substantially the same risks as investing directly in the underlying instruments, but also involves expenses at the investment company-level, such as portfolio management fees and operating expenses. These expenses are in addition to the fees and expenses of the fund itself, which may lead to duplication of expenses while the fund owns another investment company’s shares. In addition, investing in investment companies involves the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the underlying instruments or index. To the extent the fund invests in other investment companies that are professionally managed, its performance will also depend on the investment and research abilities of investment managers other than Putnam Management.

Open-end investment companies typically offer their shares continuously at net asset value plus any applicable sales charge and stand ready to redeem shares upon shareholder request. The shares of certain other types of investment companies, such as ETFs and closed-end investment companies, typically trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. In the case of closed-end investment companies, the number of shares is typically fixed. The securities of closed-end investment companies and ETFs carry the risk that the price the fund pays or receives may be higher or lower than the investment company’s net asset value. ETFs and closed-end investment companies are also subject to certain additional risks, including the risks of illiquidity and of possible trading halts due to market conditions or other reasons, based on the policies of the relevant exchange. The shares of investment companies, particularly closed-end investment companies, may also be leveraged, which would increase the volatility of the fund’s net asset value.

The extent to which the fund can invest in securities of other investment companies, including ETFs, is generally limited by federal securities laws.

Short Sales

The fund may engage in short sales of securities either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the fund does not own declines in value. Short sales are transactions in which the fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the short position. The fund may also engage in short sales by entering into a repurchase agreement with respect to the security it wishes to sell short. See “– Repurchase Agreements” in this SAI. The fund will incur a gain if the price of the security declines between the date of the short sale and the date on which the fund replaces the borrowed security (or closes out the related repurchase agreement); and the fund will incur a loss if the price of the security increases between those dates. Such a loss is theoretically unlimited since the potential increase in the market price of the security sold short is not limited. Until the security is replaced, the fund must pay the lender (or repurchase agreement counterparty) any dividends or interest that accrues during the period of the loan (or repurchase agreement). To borrow (or enter into a repurchase agreement with respect to) the security, the fund also may be required to pay a premium, which would increase the cost of the security sold. The fund’s successful use of short sales is subject to Putnam Management’s ability to accurately predict movements in the market price of the security sold short. Short selling may involve financial leverage because the fund is exposed both to changes in the market price of the security sold short and to changes in the value of securities purchased with the proceeds of the short sale, effectively leveraging its assets. Under adverse market conditions, a fund may have difficulty purchasing securities to meet its short sale delivery obligations, and may be required to close out its short position at a time when the fund would not choose to do so, and may therefore have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations may not favor such sales. While the fund has an open short position, it

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will segregate, by appropriate notation on its books or the books of its custodian, cash or liquid assets at least equal in value to the market value of the securities sold short. The segregated amount will be “marked-to-market” daily. Because of this segregation, the fund does not consider these transactions to be “senior securities” for purposes of the 1940 Act. In connection with short sale transactions, the fund may be required to pledge certain additional assets for the benefit of the securities lender (or repurchase agreement counterparty) and the fund may, while such assets remain pledged, be limited in its ability to invest those assets in accordance with the fund’s investment strategies.

Certain of the repurchase agreements related to securities sold short may provide that, at the option of the fund, in lieu of delivering the securities sold short, settlement may be made by delivery of cash equal to the difference between (a) the sum of (i) the market value of the securities sold short at the time the repurchase agreement is closed out and (ii) transaction costs associated with the acquisition in the market by the repurchase agreement counterparty of the securities sold short and (b) the repurchase price specified in the repurchase agreement. Because that cash amount represents the fund’s maximum loss in the event of the insolvency of the counterparty, the fund will, except where the local market practice for foreign securities to be sold short requires payment prior to delivery of such securities, treat such amount, rather than the full notional amount of the repurchase agreement, as its “investment” in securities of the counterparty for purposes of all applicable investment restrictions, including its fundamental policy with respect to diversification.

Short-term Trading

In seeking the fund's objective(s), Putnam Management will buy or sell portfolio securities whenever Putnam Management believes it appropriate to do so. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. This expense may include brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities -- excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when Putnam Management considers a change in the fund's portfolio.

Special Purpose Acquisition Companies

The fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market securities and cash; if an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Structured investments

A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the

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underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts.

Swap Agreements

The fund may enter into swap agreements and other types of over-the-counter transactions such as caps, floors and collars with broker-dealers or other financial institutions for hedging or investment purposes. A swap involves the exchange by the fund with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index or other underlying financial measure exceeds a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index or other underlying financial measure falls or other underlying measure below a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of a cap and a floor.

Swap agreements and similar transactions can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structures, swap agreements may increase or decrease the fund's exposure to long-or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, mortgage rates, corporate borrowing rates, or other factors such as security prices, inflation rates or the volatility of an index or one or more securities. For example, if the fund agrees to exchange payments in U.S. dollars for payments in a non-U.S. currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to that non-U.S. currency and interest rates. The fund may also engage in total return swaps, in which payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity or fixed-income security, a combination of such securities, or an index). The value of the fund's swap positions would increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indices or measures. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund’s investments and its share price. The fund's ability to engage in certain swap transactions may be limited by tax considerations.

The fund’s ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the fund. If a counterparty's creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty's insolvency. Under certain circumstances, suitable transactions may not be available to the fund,

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or the fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities.

The fund may also enter into options on swap agreements ("swaptions"). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. Swaptions are generally subject to the same risks involved in the fund’s use of options. See “—Options on Securities.”

A credit default swap is an agreement between the fund and a counterparty that enables the fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a “protection buyer,” makes periodic payments to the other party, a “protection seller,” in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). The fund may enter into credit default swap contracts for investment purposes. As a credit protection seller in a credit default swap contract, the fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or non-U.S. corporate issuer, on the debt obligation. In return for its obligation, the fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the fund would keep the stream of payments and would have no payment obligations. As the seller, the fund would be subject to investment exposure on the notional amount of the swap.

The fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers or profit from changes in the creditworthiness of the particular issuer(s) (also known as “buying credit protection”). In these cases, the fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the fund’s return.

Tax-exempt Securities

General description. As used in this SAI, the term "Tax-exempt Securities" includes debt obligations issued by a state, its political subdivisions (for example, counties, cities, towns, villages, districts and authorities) and their agencies, instrumentalities or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal income tax and (if applicable) the corresponding state’s personal income tax. Such obligations are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Tax-exempt Securities may be issued include the refunding of outstanding obligations or the payment of general operating expenses.

Short-term Tax-exempt Securities are generally issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts or bond sales to finance such public purposes.

In addition, certain types of "private activity" bonds may be issued by public authorities to finance projects such as privately operated housing facilities; certain local facilities for supplying water, gas or electricity; sewage or solid waste disposal facilities; student loans; or public or private institutions for the construction of educational, hospital, housing and other facilities. Such obligations are included within the term Tax-exempt

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Securities if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax and (if applicable) state personal income tax (such interest may, however, be subject to federal alternative minimum tax). Other types of private activity bonds, the proceeds of which are used for the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities, may also constitute Tax-exempt Securities, although the current federal tax laws place substantial limitations on the size of such issues.

Tax-exempt Securities share many of the structural features and risks of other bonds, as described elsewhere in this SAI. For example, the fund may purchase callable Tax-exempt Securities, zero-coupon Tax-exempt Securities, or “stripped” Tax-exempt Securities, which entail additional risks. The fund may also purchase structured or asset-backed Tax-exempt Securities, such as the securities (including preferred stock) of special purpose entities that hold interests in the Tax-exempt Securities of one or more issuers and issue “tranched” securities that are entitled to receive payments based on the cash flows from those underlying securities. See “—Redeemable securities,” “—Zero-coupon and Payment-in-kind Bonds,” “—Structured investments,” and “—Mortgage-backed and Asset-backed Securities” in this SAI. Structured Tax-exempt Securities may involve increased risk that the interest received by the fund may not be exempt from federal or state income tax, or that such interest may result in liability for the alternative minimum tax for shareholders of the fund. For example, in certain cases, the issuers of certain securities held by a special purpose entity may not have received an unqualified opinion of bond counsel that the interest from the securities will be exempt from federal income tax and (if applicable) the corresponding state’s personal income tax.

The amount of information about the financial condition of an issuer of tax-exempt Securities may not be as extensive as that which is made available by corporations whose securities are publicly traded. As a result, the achievement of the fund's goals is more dependent on Putnam Management's investment analysis than would be the case if the fund were investing in securities of better-known issuers.

Escrow-secured or pre-refunded bonds. These securities are created when an issuer uses the proceeds from a new bond issue to buy high grade, interest-bearing debt securities, generally direct obligations of the U.S. government, in order to redeem (or “pre-refund”), before maturity, an outstanding bond issue that is not immediately callable. These securities are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest on the pre-refunded bond until that bond’s call date. Pre-refunded bonds often receive an ‘AAA’ or equivalent rating. Because pre-refunded bonds still bear the same interest rate, and have a very high credit quality, their price may increase. However, as the original bond approaches its call date, the bond's price will fall to its call price.

Residual interest bonds. The fund may invest in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or a periodic auction process, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

Tobacco Settlement Revenue Bonds. The fund may invest in tobacco settlement revenue bonds, which are secured by an issuing state’s proportionate share of payments under the Master Settlement Agreement (“MSA”). The MSA is an agreement that was reached out of court in November 1998 between 46 states and six U.S. jurisdictions and tobacco manufacturers representing an overwhelming majority of U.S. market share. The MSA provides for annual payments by the manufacturers to the states and jurisdictions in perpetuity in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share, and each state receives a fixed percentage of the payment as set forth in the MSA. Within some states, certain localities may in turn be allocated a specific portion of the state’s MSA payment pursuant to an arrangement with the state.

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A number of state and local governments have securitized the future flow of payments under the MSA by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus risk to the fund, are dependent on the receipt of future settlement payments by the state or its instrumentality. The actual amount of future settlement payments may vary based on, among other things, annual domestic cigarette shipments, inflation, the financial capability of participating tobacco companies, and certain offsets for disputed payments. Payments made by tobacco manufacturers could be reduced if cigarette shipments continue to decline below the base levels used in establishing manufacturers’ payment obligations under the MSA. Demand for cigarettes in the U.S. could continue to decline based on many factors, including, without limitation, anti-smoking campaigns, tax increases, price increases implemented to recoup the cost of payments by tobacco companies under the MSA, reduced ability to advertise, enforcement of laws prohibiting sales to minors, elimination of certain sales venues such as vending machines, and the spread of local ordinances restricting smoking in public places.

Because tobacco settlement bonds are backed by payments from the tobacco manufacturers, and generally not by the credit of the state or local government issuing the bonds, their creditworthiness depends on the ability of tobacco manufacturers to meet their obligations. The bankruptcy of an MSA-participating manufacturer could cause delays or reductions in bond payments, which would affect the fund’s net asset value. Under the MSA, a market share loss by MSA-participating tobacco manufacturers to non-MSA participating manufacturers would also cause a downward adjustment in the payment amounts under some circumstances.

The MSA and tobacco manufacturers have been and continue to be subject to various legal claims, including, among others, claims that the MSA violates federal antitrust law. In addition, the United States Department of Justice has alleged in a civil lawsuit that the major tobacco companies defrauded and misled the American public about the health risks associated with smoking cigarettes. An adverse outcome to this lawsuit or to any other litigation matters or regulatory actions relating to the MSA or affecting tobacco manufacturers could adversely affect the payment streams associated with the MSA or cause delays or reductions in bond payments by tobacco manufacturers.

In addition to the risks described above, tobacco settlement revenue bonds are subject to other risks described in this SAI, including the risks of asset-backed securities discussed under “Mortgage-backed and Asset-backed Securities.”

Participation interests (Money Market Funds only). The money market funds may invest in Tax-exempt securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Tax-exempt securities, provided that, in the opinion of counsel, any discount accruing on a certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Tax-exempt securities will be exempt from federal income tax to the same extent as interest on the Tax-exempt securities. The money market funds may also invest in Tax-exempt securities by purchasing from banks participation interests in all or part of specific holdings of Tax-exempt securities. These participations may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the money market funds in connection with the arrangement. The money market funds will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the IRS that interest earned by it on Tax-exempt securities in which it holds such participation interests is exempt from federal income tax. No money market fund expects to invest more than 5% of its assets in participation interests.

Stand-by commitments. When the fund purchases Tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those Tax-exempt securities. A stand-by commitment may be considered a security independent of the Tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying Tax-exempt security to a third party at any time. The fund expects that stand-by commitments generally will be available without the

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payment of direct or indirect consideration. The fund does not expect to assign any value to stand-by commitments.

Yields. The yields on Tax-exempt securities depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the Tax-exempt security market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of nationally recognized securities rating agencies represent their opinions as to the credit quality of the Tax-exempt securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Tax-exempt securities with the same maturity and interest rate but with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates and may be due to such factors as changes in the overall demand or supply of various types of Tax-exempt securities or changes in the investment objectives of investors. Subsequent to purchase by the fund, an issue of Tax-exempt securities or other investments may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by the fund. Neither event will require the elimination of an investment from the fund's portfolio, but Putnam Management will consider such an event in its determination of whether the fund should continue to hold an investment in its portfolio.

"Moral obligation" bonds. The fund may invest in so-called “moral obligation” bonds, where repayment of the bond is backed by a moral (but not legally binding) commitment of an entity other than the issuer, such as a state legislature, to pay. Such a commitment may be in addition to the legal commitment of the issuer to repay the bond or may represent the only payment obligation with respect to the bond (where, for example, no amount has yet been specifically appropriated to pay the bond. See “—Municipal leases” below.)

Municipal leases. The fund may acquire participations in lease obligations or installment purchase contract obligations (collectively, “lease obligations”) of municipal authorities or entities. Lease obligations do not constitute general obligations of the municipality for which the municipality’s taxing power is pledged. Certain of these lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In the case of a “non-appropriation” lease, the fund’s ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property, and in any event, foreclosure of that property might prove difficult.

Additional risks. Securities in which the fund may invest, including Tax-exempt securities, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code (including special provisions related to municipalities and other public entities), and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power, ability or willingness of issuers to meet their obligations for the payment of interest and principal on their Tax-exempt securities may be materially affected.

From time to time, legislation may be introduced or litigation may arise that may restrict or eliminate the federal income tax exemption for interest on debt obligations issued by states and their political subdivisions. Federal tax laws limit the types and amounts of tax-exempt bonds issuable for certain purposes, especially industrial development bonds and private activity bonds. Such limits may affect the future supply and yields of these types of Tax-exempt securities. Further proposals limiting the issuance of Tax-exempt securities may well be introduced in the future. If it appeared that the availability of Tax-exempt securities for investment by the fund and the value of the fund's portfolio could be materially affected by such changes in law, the Trustees of the fund would reevaluate its investment objective and policies and consider changes in the structure of the fund or its dissolution. Shareholders should consult their tax advisers for the current law on tax-exempt bonds and securities.

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Warrants

The fund may invest in warrants, which are instruments that give the fund the right to purchase certain securities from an issuer at a specific price (the “strike price”) for a limited period of time. The strike price of warrants typically is much lower than the current market price of the underlying securities, yet they are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

In addition to warrants on securities, the fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the fund were not to exercise an index warrant prior to its expiration, then the fund would lose the amount of the purchase price paid by it for the warrant.

The fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the fund's ability to exercise the warrants at such time, or in such quantities, as the fund would otherwise wish to do.

Zero-coupon and Payment-in-kind Bonds

The fund may invest without limit in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. The fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though such bonds do not pay current interest in cash. Thus, it may be necessary at times for the fund to liquidate investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements under the Internal Revenue Code.

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TAXES

The following discussion of U.S. federal income tax consequences is based on the Code, existing U.S. Treasury regulations, and other applicable authority, as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in the fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state and local tax laws.

Taxation of the fund. The fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the fund must, among other things:

(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income from interests in “qualified publicly traded partnerships” (as defined below);

(b) diversify its holdings so that, at the end of each quarter of the fund’s taxable year, (i) at least 50% of the market value of the fund’s total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the fund’s total assets is invested (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and

(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income of a regulated investment company derived from an interest in a “qualified publicly traded partnership” (generally defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (ii) that derives at least 90% of its income from the passive income sources described in Code section 7704(d), and (iii) that derives less than 90% of its income from the qualifying income described in paragraph (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification test in paragraph (b) above, identification of the issuer (or, in some cases, issuers) of a particular fund investment will depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to issuer identification for a particular type of investment may adversely affect the fund’s ability to meet the diversification test in (b) above. Also,

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for the purposes of the diversification test in paragraph (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

If the fund qualifies as a regulated investment company that is accorded special tax treatment, the fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

If the fund were to fail to meet the income or diversification test described above, the fund could in some cases cure such failure, including by paying a fund-level tax and, in the case of a diversification test failure, disposing of certain assets. If the fund were ineligible to or otherwise did not cure such failure for any year, or were otherwise to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders, and may be eligible to be treated as "qualified dividend income" in the case of shareholders taxed as individuals. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

The fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and may distribute its net capital gain. Investment company taxable income (which is retained by the fund) will be subject to tax at regular corporate rates. The fund may also retain for investment its net capital gain. If the fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

Properly reported distributions of net capital gains are the excess of net gains from the sale of capital assets held by the fund for more than one year over net losses from the sale of capital assets held for not more than one year (“Capital Gain Dividends”). For taxable years beginning on or before December 22, 2010, in determining its net capital gain for Capital Gain Dividend purposes, a regulated investment company generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year. In addition, in determining its taxable income for such years, a regulated investment company is permitted to elect to treat all or part of any net capital loss, any net long-term capital loss or any foreign currency loss incurred after October 31 as if it had been incurred in the succeeding taxable year. For taxable years beginning after December 22, 2010, in determining net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend, its taxable income and its earnings and profits, a regulated investment company may also elect to treat any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) and late-year ordinary loss (generally, (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary loss attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

If the fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the fund will be subject to a nondeductible 4% excise

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tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange, or other taxable disposition of property that would otherwise be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year. For purposes of the excise tax, the fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid by the fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

The fund distributes its net investment income and capital gains to shareholders as dividends annually to the extent required to qualify as a regulated investment company under the Code and generally to avoid federal income or excise tax. Under current law, the fund may treat the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the undistributed investment company taxable income and capital gain of the fund as a distribution of investment company taxable income and net capital gain on the fund’s tax return. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the fund is required to distribute as dividends to shareholders in order for the fund to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to non-redeeming shareholders and the amount of any undistributed income will be reflected in the value of the shares of the fund; the total return on a shareholder’s investment will not be reduced as a result of the distribution policy. Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution.

Fund distributions. Distributions from the fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the fund’s investment income and net short-term capital gains. Distributions are taxable to shareholders even if they are paid from income or gains earned by the fund before a shareholder’s investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares of the fund or other Putnam funds. Capital Gain Dividends will be taxable to shareholders as such, regardless of how long a shareholder has held the shares in the fund.

For taxable years beginning before January 1, 2013, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a fund shareholder to be qualified dividend income, the fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the fund’s shares. A dividend will not be treated as qualified dividend income (at either the fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, on the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. The fund generally expects to report (generally on an IRS Form 1099) eligible dividends as qualified dividend income.

In general, distributions of investment income reported by a fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such fund’s shares. In any event, if the aggregate qualified dividends received by a fund during any taxable year are 95% or more of its

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gross income, then 100% of the fund’s dividends (other than properly reported Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

In general, fixed-income and money market funds receive interest, rather than dividends, from their portfolio securities. As a result, it is not currently expected that any significant portion of such funds’ distributions to shareholders will be derived from qualified dividend income. For information regarding qualified dividend income received from underlying funds, see “Funds of funds” below.

In general, dividends of net investment income received by corporate shareholders of a fund will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of eligible dividends received by the fund from domestic corporations for the taxable year. A dividend received by the fund will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been received with respect to any share of stock that the fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the fund or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)) For information regarding eligibility for the dividends-received deduction of dividend income derived from an underlying fund, see “Funds of funds” below.

Long-term capital gain rates applicable to individuals have been temporarily reduced—in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets— for taxable years beginning before January 1, 2013.

Exempt-interest dividends. A fund will be qualified to pay exempt-interest dividends to its shareholders if, at the close of each quarter of the fund’s taxable year, at least 50% of the total value of the fund’s assets consists of obligations the interest on which is exempt from federal income tax. In some cases, a fund may also pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from underlying funds in which it invests (see “Funds of funds,” below). Distributions that a fund reports (generally on an IRS Form 1099) as exempt-interest dividends are treated as interest excludable from shareholders’ gross income for federal income tax purposes but may be taxable for federal alternative minimum tax (“AMT”) purposes and for state and local purposes. If the fund intends to qualify to pay exempt-interest dividends, the fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the fund’s total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the IRS to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

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In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are “substantial users” of the facilities financed by such obligations or bonds or who are “related persons” of such substantial users.

A fund that is qualified to pay exempt-interest dividends will report those dividends to shareholders in a written statement furnished to shareholders (generally annually on an IRS Form 1099). In general, if the amount of the fund’s distributions reported as exempt-interest dividends during a taxable year exceeds the net exempt interest received by the fund during that year, the amount of the distributions qualifying as tax-exempt will be scaled back. For taxable years beginning after December 22, 2010, a non-calendar-year fund will be permitted in certain circumstances to elect to “frontload” the amounts so qualifying by allocating exempt income it received during a taxable year to distributions made on or before December 31 of such taxable year; otherwise, the amount so qualifying will be scaled back in proportion to distributions. For taxable years beginning on or before December 22, 2010, shareholders will generally include the excess amount as a taxable dividend to the extent of certain disallowed deductions and thereafter as a return of capital. For taxable years beginning after December 22, 2010, the excess amount will generally be treated as entirely a return of capital. The percentage of a shareholder’s income reported as tax-exempt for any particular distribution may be substantially different from the percentage of the fund’s income that was tax-exempt during the period covered by the distribution.

Exempt-interest dividends may be taxable for purposes of the federal AMT. For individual shareholders, exempt-interest dividends that are derived from interest on private activity bonds that are issued after August 7, 1986 (other than a “qualified 501(c)(3) bond,” as such term is defined in the Code) generally must be included in an individual’s tax base for purposes of calculating the shareholder’s liability for federal AMT. Corporate shareholders will be required to include all exempt-interest dividends in determining their federal AMT. The AMT calculation for corporations is based, in part, on a corporation’s earnings and profits for the year. A corporation must include all exempt-interest dividends in calculating its earnings and profits for the year.

Putnam AMT-Free Municipal Fund intends to distribute exempt-interest dividends that will not be taxable for federal AMT purposes for individuals. It intends to make such distributions by investing in tax exempt securities other than private activity bonds that are issued after August 7, 1986 (other than “qualified 501(c)(3) bonds,” as such term is defined in the Code). Because corporate shareholders are required to include all exempt-interest dividends in determining their federal AMT, exempt-interest dividends distributed by Putnam AMT-Free Municipal Fund will be taxable for purposes of the federal AMT.

Funds of funds. If a fund invests in shares of underlying funds, a portion of its distributable income and gains will consist of distributions from the underlying funds and gains and losses on the disposition of shares of the underlying funds. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, the fund will not be able to recognize its share of those losses (so as to offset distributions of net income or capital gains from other underlying funds) until it disposes of shares of the underlying fund or those losses reduce distributions required to be made by the underlying fund. Moreover, even when the fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, the fund will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-term capital gains realized by an underlying fund). As a result of the foregoing rules, and certain other special rules, the amounts of net investment income and net capital gains that the fund will be required to distribute to shareholders may be greater than such amounts would have been had the fund invested directly in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the amount or timing of distributions from a fund qualifying for treatment as being of a particular character (e.g., as long-term capital gain, exempt interest, eligible for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the fund invested directly in the securities held by the underlying funds. In addition, in certain circumstances, the "wash sale" rules under Section 1091 of the Code may apply to a fund's

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sales of underlying fund shares that have generated losses. A wash sale occurs if shares of an underlying fund are sold by the fund at a loss and the fund acquires additional shares of that same underlying fund 30 days before or after the date of the sale. The wash-sale rules could defer losses in the fund's hands on sales of underlying fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.

If a fund receives dividends from an underlying fund that qualifies as a regulated investment company, and the underlying fund reports such dividends as “qualified dividend income,” then the fund may, in turn, report a portion of its distributions as “qualified dividend income” as well, provided the fund meets the holding period and other requirements with respect to shares of the underlying fund.

If the Fund receives dividends from an underlying fund and the underlying fund reports such dividends as eligible for the dividends-received deduction, then the fund is permitted, in turn, to designate a portion of its distributions as eligible for the dividends-received deduction, provided the Fund meets the holding period and other requirements with respect to shares of the underlying fund.

For taxable years beginning on or before December 22, 2010, a fund cannot pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from underlying funds in which it invests. For taxable years beginning after December 22, 2010, if, at the close of each quarter of a fund’s taxable year, at least 50% of its total assets consists of interests in other regulated investment companies (such fund, a “qualified fund of funds”), the fund will be permitted to distribute exempt-interest dividends and thereby pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from underlying funds in which it invests, or interest on any tax-exempt obligations in which it directly invests, if any. For further information regarding exempt-interest dividends, see “Exempt-interest dividends,” above.

For taxable years beginning on or before December 22, 2010, the fund cannot pass through to shareholders any credit or deduction for foreign taxes borne in respect of foreign securities income earned by any underlying funds. For taxable years beginning after December 22, 2010, if the fund is a qualified fund of funds, it will be permitted to elect to pass through to its shareholders foreign taxes it has paid or foreign taxes passed through to it by any underlying funds that themselves have made such an election, so that shareholders of the fund will be eligible to claim a tax credit or deduction for such taxes. Even if the fund were eligible to make such an election for a given year, it may determine not to do so. See “Foreign taxes” below for more information.

Derivative transactions. If the fund engages in derivative transactions, including transactions in options, futures contracts, straddles, and other similar transactions, including for hedging purposes, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund’s securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund may make any applicable elections pertaining to such transactions consistent with the interests of the fund.

Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

The fund’s use of commodity-linked derivatives can bear on or be limited by the fund’s intention to qualify as a regulated investment company. Income and gains from certain commodity-linked derivatives does not constitute qualifying income to a regulated investment company for purposes of the 90% gross income test described above. The tax treatment of certain other commodity-linked derivative instruments in which the fund

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might invest is not certain, in particular with respect to whether income or gains from such instruments constitute qualifying income to a regulated investment company. If the fund were to treat income or gain from a particular instrument as qualifying income and the income or gain were later determined not to constitute qualifying income and, together with any other nonqualifying income, caused the fund’s nonqualifying income to exceed 10% of its gross income in any taxable year, the fund would fail to qualify as a regulated investment company unless it is eligible to and does pay a tax at the fund level.

Certain of the fund’s derivative activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the fund’s book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the fund’s book income is less than its taxable income (or, for tax-exempt funds, the sum of its net tax-exempt and taxable income), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment and to eliminate fund-level income tax.

In general, 40% of the gain or loss arising from the closing out of a futures contract traded on an exchange approved by the CFTC is treated as short-term gain or loss, and 60% is treated as long-term gain or loss.

Investments in REITs. If the fund invests in equity securities of real estate investment trusts ("REITs"), such investments in REIT equity securities may require the fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the fund may be required to sell securities in its portfolio that it otherwise would have continued to hold. The fund's investment in REIT equity securities may at other times result in the fund's receipt of cash in excess of the REIT's earnings. If the fund distributes such amounts, such distribution could constitute a return of capital to the fund shareholders for federal income tax purposes. Dividends received by a fund from a REIT generally will not constitute qualified dividend income.

The fund may invest in REITs, including REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"), REITs that are themselves taxable mortgage pools ("TMPs") or REITs that invest in TMPs. Under a notice recently issued by the IRS and Treasury regulations that have not yet been issued, but may apply retroactively, a portion of a fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC or TMP (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as the fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC or TMP residual interest directly.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income ("UBTI") to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. Any investment in residual interests of a Collateralized Mortgage Obligation (a “CMO”) that has elected to be treated as a REMIC can create complex tax problems, especially if the fund has state or local governments or other tax-exempt organizations as shareholders. Under current law, a fund serves to block UBTI from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder will recognize UBTI by virtue of its investment in the fund if shares in the fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the fund recognizes “excess inclusion income” derived from direct or indirect investments in REMIC residual interests or TMPs if the

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amount of such income recognized by the fund exceeds the fund's investment company taxable income (after taking into account deductions for dividends paid by the fund).

Under legislation enacted in December 2006, a charitable remainder trust ("CRT"), as defined in Section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a fund that recognizes “excess inclusion income,” then the fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the fund. CRTs are urged to consult their tax advisors concerning the consequences of investing in the fund.

Return of capital distributions. If the fund makes a distribution to you in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.

Dividends and distributions on the fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized income and gains may be required to be distributed even when the fund’s net asset value also reflects unrealized losses. Distributions are taxable to a shareholder even if they are paid from income or gains earned by the fund prior to the shareholder’s investment (and thus included in the price paid by the shareholder).

Securities issued or purchased at a discount. The fund’s investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by the fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. The fund may make one or more of the elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income.

Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by the fund may be treated as having acquisition discount or original issue discount ("OID"). Generally, the fund will be required to include the acquisition discount or OID in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The fund may make one or more of the elections applicable to debt obligations having acquisition discount or OID, which could affect the character and timing of recognition of income.

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If the fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the fund actually received. Such distributions may be made from the cash assets of the fund or by liquidation of portfolio securities, if necessary. The fund may realize gains or losses from such liquidations. In the event the fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Higher-Risk Securities. The fund may invest to a significant extent in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the fund. Tax rules are not entirely clear about issues such as whether the fund should recognize market discount on a debt obligation and, if so, the amount of market discount the fund should recognize, when the fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by the fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Capital loss carryforward. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the fund retains or distributes such gains. If a fund incurs or has incurred net capital losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), the fund is permitted to carry such losses forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset short-term capital gains, and then offset long-term capital gains. A fund is permitted to carry forward net capital losses it incurs in taxable years beginning after December 22, 2010 without expiration. Any such carryforward losses will retain their character as short-term or long-term; this may well result in larger distributions of short-term gains to shareholders (taxed as ordinary income to individual shareholders) than would have resulted under the previous regime described above. The fund must use any such carryforwards, which will not expire, applying them first against gains of the same character, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryforward period. The amounts and expiration dates, if any, of any capital loss carryovers available to the fund are shown in Note 1 (Federal income taxes) to the financial statements included in Part I of this SAI or incorporated by reference into this SAI.

Foreign taxes. If more than 50% of the fund’s assets at year end consists of the securities of foreign corporations, the fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the fund to foreign countries in respect of foreign securities the fund has held for at least the minimum period specified in the Code. A qualified fund of funds also may elect to pass through to its shareholders foreign taxes it has paid or foreign taxes passed through to it by any underlying fund that itself elected to pass through such taxes to shareholders (see “Funds of funds” above). In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, shareholders must hold their fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. Even if the fund were eligible to make such an election for a given year, it may determine not to do so.

Passive Foreign Investment Companies. Investment by the fund in “passive foreign investment companies” (“PFICs”) could subject the fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on the proceeds from the sale of its investment in such a company. This tax

August 30, 2011	II-62

cannot be eliminated by making distributions to fund shareholders; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a “qualified electing fund.” The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed by the fund to avoid taxation. Making either of these elections therefore may require the fund to liquidate other investments to meet its distribution requirement, which may also accelerate the recognition of gain and affect the fund’s total return. Because it is not always possible to identify a foreign corporation as a PFIC, the fund may incur tax and interest charges in some instances. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

A “passive foreign investment company” is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Foreign currency-denominated securities and related hedging transactions. The fund’s transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Sale or redemption of shares. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise the gain or loss on the sale, exchange or redemption of fund shares will be treated as short-term capital gain or loss. However, if a shareholder sells shares at a loss within six months of purchase, any loss generally will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. This loss disallowance, however, does not apply with respect to redemptions of fund shares with a holding period beginning after December 22, 2010, if such fund declares substantially all of its net tax-exempt income as exempt-interest dividends on a daily basis, and pays such dividends at least on a monthly basis. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of fund shares will be disallowed if other shares of the same fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Shares purchased through tax-qualified plans. Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisors to determine the suitability of shares of a fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

Backup withholding. The fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the fund with a correct taxpayer identification number (TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends. The back-up withholding tax rate is 28% for amounts paid through 2012. This rate will expire and the back-up withholding rate will be 31% for amounts paid after December 31, 2012, unless Congress enacts tax legislation providing

August 30, 2011	II-63

otherwise. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

In order for a foreign investor to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in a fund should consult their tax advisors in this regard.

Tax shelter reporting regulations. Under U.S. Treasury regulations, if a shareholder realizes a loss on disposition of fund shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Non-U.S. Shareholders. In general, dividends (other than Capital Gain Dividends or exempt-interest dividends) paid by the fund to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, effective for taxable years of the fund beginning before January 1, 2012, the fund is not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly reported by the fund (an “interest-related dividend”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly reported by the fund (a “short-term capital gain dividend”). The fund is permitted to report such part of its dividends as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so. It is currently unclear whether Congress will extend the exemption from withholding for interest-related dividends and short-term capital gain dividends for dividends with respect to taxable years of a fund beginning on or after January 1, 2012 and what the terms of any such extension would be.

The fact that a fund achieves its investment objectives by investing in underlying funds will generally not adversely affect the fund’s ability to pass on to foreign shareholders the full benefit of the interest-related dividends and short-term capital gain dividends that it receives from its underlying investments in the funds, except possibly to the extent that (1) interest-related dividends received by the fund are offset by deductions allocable to the fund’s qualified interest income or (2) short-term capital gain dividends received by the fund are offset by the fund’s net short- or long-term capital losses, in which case the amount of a distribution from the fund to a foreign shareholder that is properly reported as either an interest-related dividend or a short-term capital gain dividend, respectively, may be less than the amount that such shareholder would have received had they invested directly in the underlying funds. If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

August 30, 2011	II-64

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the fund or on Capital Gain Dividends and, with respect to taxable years of a fund beginning before January 1, 2012, short-term capital gain dividends, unless (i) such gain or Capital Gain Dividend or short term capital gain dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend or short term capital gain dividend and certain other conditions are met.

Other Reporting and Withholding Requirements. New rules enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”) made after December 31, 2010. Withholdable payments include U.S.-source dividends and interest, and gross proceeds from the sale or disposal of property that can produce U.S.-source dividends or interest.

The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Very generally, it is possible that distributions made by the fund after December 31, 2012 (or such later date as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., Capital Gain Dividends and short-term capital gain and interest-related dividends, as described above), will be subject to the new 30% withholding requirement. Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding, unless such shareholder enters into an agreement with the IRS. Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide the fund with such certifications or other documentation as the fund requires to comply with the new rules. Persons investing in the fund through an intermediary should contact their intermediary regarding the application of the new reporting and withholding regime to their investments in the fund.

Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances.

General Considerations. The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisers regarding the specific federal tax consequences of purchasing, holding, and disposing of shares of the fund, as well as the effects of state, local and foreign tax law and any proposed tax law changes.

MANAGEMENT

Trustees

Name, Address[1] , Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

Ravi Akhoury (Born 1947),	Advisor to New York	Director of Jacob Ballas Capital India (a non-
Trustee since 2009	Life Insurance	banking finance company focused on private equity
	Company. Served as	advisory services) and a member of its
	Chairman and CEO of	Compensation Committee. Mr. Akhoury also serves
	MacKay Shields (a	as a Director of RAGE Frameworks, Inc. (a private
	multi-product	software company). Mr. Akhoury previously served
	investment management	as Director and on the Compensation Committee of

August 30, 2011	II-65

Name, Address[1] , Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

	firm with AUM over $40	MaxIndia/New York Life Insurance Company in
	billion) from 1992 to	India. Mr. Akhoury is also a Trustee of the Rubin
	2007.	Museum, serving on the Investment Committee, and
of American India Foundation. Mr. Akhoury is a
former Vice President and Investment Policy
Committee member of Fischer, Francis, Trees and
Watts (a fixed-income portfolio management firm).
He previously served on the Board of Bharti
Telecom (an Indian telecommunications company)
and was a member of its Audit and Compensation
Committees. He also served on the Board of
Thompson Press (a publishing company) and was a
member of its Audit Committee. Mr. Akhoury
graduated from the Indian Institute of Technology
with a BS in Engineering and obtained an MS in
Quantitative Methods from SUNY at Stony Brook.

Barbara M. Baumann (Born	President of Cross Creek	Director of SM Energy Company (a publicly held
1955), Trustee since 2010	Energy Corporation, a	U.S. exploration and production company),
	strategic consultant to	UniSource Energy Corporation (a publicly held
	domestic energy firms	electric utility in Arizona), CVR Energy, Inc. (a
	and direct investor in	publicly held petroleum refiner and fertilizer
	energy projects.	manufacturer), and Cody Resources Management,
LLP (a privately held energy, ranching and
commercial real estate company). She is a Trustee
of Mount Holyoke College. She is a former Chair of
the Board, and a current Board member, of Girls Inc.
of Metro Denver, and serves on the Finance
Committee of The Children’s Hospital of Denver.
Prior to 2003, Ms. Baumann was Executive Vice
President of Associated Energy Managers, LLC (a
domestic private equity firm). From 1981 until 2000
she held a variety of financial and operational
management positions with the global energy
company Amoco Corporation and its successor, BP
Amoco. Ms. Baumann holds a B.A. from Mount
Holyoke College and an MBA from The Wharton
School of the University of Pennsylvania.

Jameson A. Baxter (Born	President of Baxter	Chairman of the Mutual Fund Directors Forum;
1943), Trustee since 1994,	Associates, Inc., (a	Director of the Adirondack Land Trust; and Trustee
Vice Chairman from 2005 to	private investment firm).	of the The Nature Conservancy’s Adirondack
2011 and Chairman since		Chapter. Until 2011, Ms. Baxter was a Director of
2011		ASHTA Chemicals Inc. Until 2007, Ms. Baxter was
a Director of Banta Corporation (a printing and
supply chain management company), Ryerson, Inc.
(a metals service company) and Advocate Health
Care. She has also served as a director on a number
of other boards including BoardSource (formerly the
National Center for Nonprofit Boards), Intermatic
Corporation (a manufacturer of energy control

August 30, 2011	II-66

Name, Address[1] , Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

products) and MB Financial. She is Chairman
Emeritus of the Board of Trustees, Mount Holyoke
College. Ms. Baxter is also a graduate of Mount
Holyoke College.

Charles B. Curtis (Born	Senior Advisor to the	Member of the Council on Foreign Relations and the
1940), Trustee since 2001	Center for Strategic and	National Petroleum Council. Mr. Curtis also serves
	International Studies.	as a Director of Edison International and Southern
	Previously, President	California Edison. Until 2006, Mr. Curtis served as
	and Chief Operating	a member of the Trustee Advisory Council of the
	Officer, Nuclear Threat	Applied Physics Laboratory, Johns Hopkins
	Initiative (a private	University. Mr. Curtis is an attorney with over 15
	foundation dealing with	years in private practice and 19 years in various
	national security issues).	positions in public service, including service at the
Department of Treasury, the U.S. House of
Representatives, the Securities and Exchange
Commission, the Federal Energy Regulatory
Commission and the Department of Energy.

Robert J. Darretta (Born	Mr. Darretta serves as a	Until April, 2007, Mr. Darretta was Vice Chairman
1946), Trustee since 2007	director of the United	of the Board of Directors of Johnson & Johnson (a
	Health Group and as the	diversified health care conglomerate). Mr. Darretta
	Health Care Industry	received a B.S. in Economics from Villanova
	Advisor to Permira, (a	University.
global private equity
firm). Prior to 2007, Mr.
Darretta was the Chief
Financial Officer of
Johnson & Johnson.

John A. Hill (Born 1942),	Vice Chairman, First	Director of Devon Energy Corporation and various
Trustee since 1985 and	Reserve Corporation (a	private companies owned by First Reserve
Chairman from 2000 to 2011	private equity buyout	Corporation. He is also Chairman of The Board of
	firm that specializes in	Trustees of Sarah Lawrence College and a member
	energy investments in	of the Advisory Board of the Millstein Center for
	the diversified world-	Corporate Governance and Performance at the Yale
	wide energy industry).	School of Management. Mr. Hill received a B.A in
Economics from Southern Methodist University and
pursued graduate studies as a Woodrow Wilson
Fellow.

Paul L. Joskow (Born 1947),	President of the Alfred	Trustee of Yale University; a Director of
Trustee since 1997	P. Sloan Foundation (a	TransCanada Corporation (an energy company
	philanthropic institution	focused on natural gas transmission and power
	focused primarily on	services) and of Exelon Corporation (an energy
	research and education	company focused on power services); and a Member
	on issues related to	of the Board of Overseers of the Boston Symphony
	science, technology and	Orchestra. Prior to August 2007, he served as a
	economic performance).	Director of National Grid (a U.K.-based holding
	He is the Elizabeth and	company with interests in electric and gas
	James Killian Professor	transmission and distribution and
	of Economics, Emeritus	telecommunications infrastructure). Prior to July,

August 30, 2011	II-67

Name, Address[1] , Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

	and Management at the	2006, he served as President of the Yale University
	Massachusetts Institute	Council. Prior to February 2005, he served on the
	of Technology (“MIT”).	board of the Whitehead Institute for Biomedical
	Prior to 2007, he was the	Research (a non-profit research institution). Prior to
	Director of the Center	February 2002, he was a Director of State Farm
	for Energy and	Indemnity Company (an automobile insurance
	Environmental Policy	company), and prior to March 2000, he was a
	Research at MIT.	Director of New England Electric System (a public
utility holding company). Dr. Joskow holds a Ph.D.
and a M.Phil. From Yale University and a B.A. from
Cornell University.

Kenneth R. Leibler (Born	A founder and former	Until November 2010, Mr. Leibler was a Director of
1949), Trustee since 2006	Chairman of the Boston	Ruder Finn Group (a global communications and
	Options Exchange (an	advertising firm). Prior to December 2006, Mr.
	electronic market place	Leibler served as a Director of the Optimum Funds
	for the trading of listed	Group. Prior to October 2006, he served as a
	derivatives securities).	Director of ISO New England (the organization
	He currently serves as	responsible for the operation of the electric
	Vice Chairman of the	generation system in the New England states). Prior
	Board of Trustees of	to 2000, he was a Director of the Investment
	Beth Israel Deaconess	Company Institute in Washington, D.C. Prior to
	Hospital in Boston and	January, 2005 Mr. Leibler served as Chairman and
	as a Director of	Chief Executive Officer of the Boston Stock
	Northeast Utilities,	Exchange. Prior to January 2000, he served as
	which operates New	President and Chief Executive Officer of Liberty
	England’s largest energy	Financial Companies (a publicly traded diversified
	delivery system.	asset management organization). Prior to June 1990,
he served as President and Chief Operating Officer
of the American Stock Exchange (AMEX). Prior to
serving as AMEX President, he held the position of
Chief Financial Officer, and headed its management
and marketing operations. Mr. Leibler graduated
with a B.A in Economics from Syracuse University.

Robert E. Patterson (Born	Senior Partner of Cabot	Mr. Patterson is past Chairman and served as a
1945), Trustee since 1984	Properties, L.P. and Co-	Trustee of the Joslin Diabetes Center. Prior to
	Chairman of Cabot	December 2001, Mr. Patterson served as the
	Properties, Inc. (a	President and as a Trustee of Cabot Industrial Trust
	private equity firm	(a publicly-traded real estate investment trust). He
	investing in commercial	has also served as a Trustee of the Sea Education
	real estate	Association. Prior to 1998, he was Executive Vice
President and Director of Acquisitions of Cabot
Partners Limited Partnership (a registered
investment adviser involved in institutional real
estate investments). Prior to 1990, he served as
Executive Vice President of Cabot & Forbes Realty
Advisers, Inc. (the predecessor company of Cabot
Partners). Mr. Patterson practiced law and held
various positions in state government, and was the
founding Executive Director of the Massachusetts

August 30, 2011	II-68

Name, Address[1] , Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

Industrial Finance Agency. Mr. Patterson is a
graduate of Harvard College and Harvard Law
School.

George Putnam, III (Born	Chairman of New	Director of The Boston Family Office, LLC (a
1951), Trustee since 1984	Generation Research,	registered investment advisor), a Trustee of
	Inc. (a publisher of	Epiphany School and a Trustee of the Marine
	financial advisory and	Biological Laboratory. Until 2010, Mr. Putnam was
	other research services)	a Trustee of St. Mark’s School. Until 2006, Mr.
	and President of New	Putnam was a Trustee of Shore Country Day School.
	Generation Advisors,	Until 2002, he was a Trustee of the Sea Education
	LLC (a registered	Association. Mr. Putnam is a graduate of Harvard
	investment adviser to	College, Harvard Business School and Harvard Law
	private funds), which are	School.
firms he founded in
1986. Prior to June 2007,
Mr. Putnam was
President of the Putnam
Funds.

W. Thomas Stephens (Born	Prior to 2009, Mr.	Director of TransCanadaPipelines Ltd (an energy
1942), Trustee from 1997-	Stephens was Chairman	infrastructure company). Until 2010, Mr. Stephens
2008, and since 2009	and Chief Executive	was a Director of Boise Inc. (a manufacturer of
	Officer of Boise	paper and packaging products). Until 2004, Mr.
	Cascade, LLC (a paper,	Stephens was a Director of Xcel Energy
	forest product and	Incorporated (a public utility company), Qwest
	timberland assets	Communications and Norske Canada, Inc. (a paper
	company).	manufacturer). Until 2003, Mr. Stephens was a
Director of Mail-Well, Inc. (a diversified printing
company). Prior to July 2001, Mr. Stephens was
Chairman of Mail-Well. Mr. Stephens holds a B.S.
and M.S. degrees from the University of Arkansas.

Interested Trustees

*Robert L. Reynolds (Born	President and Chief	Director of several not-for-profit boards, including
1952), Trustee since 2008	Executive Officer of	West Virginia University Foundation, the Concord
	Putnam Investments.	Museum, Dana-Farber Cancer Institute, Lahey
	Member of Putnam	Clinic, and the Initiative for a Competitive Inner
	Investments’ Executive	City, in Boston. He is a member of the Chief
	Board of Directors.	Executives Club of Boston, the National
	Prior to joining Putnam	Innovation Initiative, and the Council on
	Investments in 2008, Mr.	Competitiveness, and he is a former President of the
	Reynolds was Vice	Commercial Club of Boston. Prior to 2008, he
	Chairman and Chief	served as a Director of FMR Corporation, Fidelity
	Operating Officer of	Investments Insurance Ltd., Fidelity Investments
	Fidelity Investments	Canada Ltd., and Fidelity Management Trust
	from 2000 to 2007.	Company and as a Trustee of the Fidelity Family of
Funds. Mr. Reynolds received a B.S. in
Administration & Finance from West Virginia
University.

August 30, 2011	II-69

1 The address of each Trustee is One Post Office Square, Boston, MA 02109. As of December 31, 2010, there were 104 Putnam Funds.

2 Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 72, death or removal.

*Trustee who is an “interested person” (as defined in the Investment Company Act of 1940, as amended) of the fund, Putnam Management and/or Putnam Retail Management. Mr. Reynolds is deemed an “interested person” by virtue of his positions as an officer of the fund, Putnam Management and/or Putnam Retail Management. Mr. Reynolds is the President and Chief Executive Officer of Putnam Investments, LLC and President of your fund and each of the other Putnam funds.

Trustee Qualifications

Each of the fund’s Trustees, with the exception of Ms. Baumann, was most recently elected by shareholders of the fund during 2009, although most of the Trustees have served on the board for many years. Ms. Baumann was elected to the Board of Trustees by the Independent Trustees effective July 1, 2010. The Board Policy and Nominating Committee is responsible for recommending proposed nominees for election to the full Board of Trustees for its approval. As part of its deliberative process, the Committee considers the experience, qualifications, attributes and skills that it determines would benefit the Putnam funds at the time.

In recommending the election of the current board members as Trustees, the Committee generally considered the educational, business and professional experience of each Trustee in determining his or her qualifications to serve as a Trustee of the fund, including the Trustee's record of service as a director or trustee of public and private organizations. (This included, but was not limited to, consideration of the specific experience noted in the preceding table.) In the case of most members of the board, the Committee considered his or her previous service as a member of the Board of Trustees of the Putnam funds, which demonstrated a high level of diligence and commitment to the interests of fund shareholders and an ability to work effectively and collegially with other members of the board.

The Committee also considered, among other factors, the particular attributes described below with respect to the various individual Trustees and considered the attributes as indicative of the person’s ability to deal effectively with the types of financial, regulatory, and/or investment matters that typically arise in the course of a Trustee’s work:

Ravi Akhoury -- Mr. Akhoury's experience as chairman and chief executive officer of a major investment management organization.

Barbara M. Baumann -- Ms. Baumann’s experience in the energy industry as a consultant, an investor, and in both financial and operational management positions at a global energy company, and her service as a director of two NYSE companies.

Jameson A. Baxter -- Ms. Baxter's experience in corporate finance acquired in the course of her career at a major investment bank, her experience as a director and audit committee chair of two NYSE companies and her role as Chairman of the Mutual Fund Directors Forum.

Charles B. Curtis -- Mr. Curtis' experience in public and regulatory policy matters relating to energy and finance acquired in the course of his service in various senior positions in government and on numerous boards of public and private organizations.

Robert J. Darretta -- Mr. Darretta's experience as the Chief Financial Officer and Vice Chairman of the Board of a major NYSE health products company.

August 30, 2011	II-70

John A. Hill -- Mr. Hill's experience as founder and chairman of a major open-end mutual fund and as a founder and lead managing partner of one of the largest private equity firms in the U.S.

Paul L. Joskow -- Dr. Joskow's education and experience as a professional economist familiar with financial economics and related issues and his service on multiple for-profit boards.

Kenneth R. Leibler -- Mr. Leibler's extensive experience in the financial services industry, including as CEO of a major asset management organization, and his service as a director of various public and private companies.

Robert E. Patterson -- Mr. Patterson’s training and experience as an attorney and his experience as president of a NYSE company.

George Putnam, III -- Mr. Putnam’s training and experience as an attorney, his experience as the founder and chief executive officer of an investment management firm and his experience as an author of various publications on the subject of investments.

W. Thomas Stephens -- Mr. Stephens' extensive business experience, including his service as Chief Executive Officer of four public companies, as non-executive chairman of two public companies and as a director of numerous other public companies.

Interested Trustee

Robert L. Reynolds -- Mr. Reynolds’ extensive experience as a senior executive of one of the largest mutual fund organizations in the U.S. and his current role as the Chief Executive Officer of Putnam Investments.

Officers

In addition to Robert L. Reynolds, the fund’s President, the other officers of the fund are shown below. All of the officers of your fund are employees of Putnam Management or its affiliates or are members of the Trustees’ independent administrative staff.

Name, Address[1] , Year of Birth,	Length of Service with	Principal Occupation(s) During Past 5 Years and
Position(s) Held with Fund	the Putnam Funds[2]	Position(s) with Fund’s Investment Adviser and
Distributor[3]

Jonathan S. Horwitz[4] (Born 1955)	Since 2004	Executive Vice President, Principal Executive
Executive Vice President, Principal		Officer, Treasurer and Compliance Liaison
Executive Officer, Treasurer and
Compliance Liaison

Steven D. Krichmar (Born 1958)	Since 2002	Chief of Operations, Putnam Investments and
Vice President and Principal		Putnam Management.
Financial Officer

Janet C. Smith (Born 1965)	Since 2007	Director of Fund Administration Services, Putnam
Vice President, Assistant Treasurer		Investments and Putnam Management.
and Principal Accounting Officer

Beth S. Mazor (Born 1958)	Since 2002	Manager, Trustee Relations, Putnam Investments
Vice President		and Putnam Management.

Robert R. Leveille (Born 1969)	Since 2007	Chief Compliance Officer, Putnam Investments,
Vice President and Chief Compliance		Putnam Management and Putnam Retail
Officer		Management

Mark C. Trenchard (Born 1962)	Since 2002	Director of Operational Compliance, Putnam
Vice President and BSA Compliance		Investments, Putnam Retail Management
Officer

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Name, Address[1] , Year of Birth,	Length of Service with	Principal Occupation(s) During Past 5 Years and
Position(s) Held with Fund	the Putnam Funds[2]	Position(s) with Fund’s Investment Adviser and
Distributor[3]

Robert T. Burns (Born 1961)	Since 2011	General Counsel, Putnam Investments and Putnam
Vice President and Chief Legal		Management.
Officer

James P. Pappas (Born 1953) Vice	Since 2004	Director of Trustee Relations, Putnam Investments
President		and Putnam Management.

Judith Cohen[4] (Born 1945)	Since 1993	Vice President, Clerk and Assistant Treasurer, The
Vice President, Clerk and Assistant		Putnam Funds.
Treasurer

Michael Higgins[4] (Born 1976)	Since 2010	Manager of Finance, Dunkin’ Brands (2008-2010);
Vice President, Senior Associate		Senior Financial Analyst, Old Mutual Asset
Treasurer and Assistant Clerk		Management (2007-2008); Senior Financial Analyst,
Putnam Investments (1999-2007).

Nancy E. Florek[4] (Born 1957)	Since 2000	Vice President, Assistant Clerk, Assistant Treasurer
Vice President, Assistant Clerk,		and Proxy Manager, The Putnam Funds.
Assistant Treasurer and Proxy
Manager

Susan G. Malloy (Born 1957)	Since 2007	Director of Accounting and Control Services,
Vice President and Assistant		Putnam Management.
Treasurer

1The address of each Officer is One Post Office Square, Boston, MA 02109.

2Each officer serves for an indefinite term, until his or her resignation, retirement, death or removal.

3Prior positions and/or officer appointments with the fund or the fund’s investment adviser and distributor have been omitted.

4Officers of the fund indicated are members of the Trustees’ independent administrative staff. Compensation for these individuals is fixed by the Trustees and reimbursed to Putnam Management by the funds.

Except as stated above, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.

Leadership Structure and Standing Committees of the Board of Trustees

For details regarding the number of times the standing committees of the Board of Trustees met during a fund's last fiscal year, see "Trustee responsibilities and fees" in Part I of this SAI.

Board Leadership Structure. Currently, 11 of the 12 Trustees of your fund are Independent Trustees, meaning that they are not considered "interested persons" of your fund or its investment manager. These Independent Trustees must vote separately to approve all financial arrangements and other agreements with your fund’s investment manager and other affiliated parties. The role of the Independent Trustees has been characterized as that of a “watchdog” charged with oversight to protect shareholders’ interests against overreaching and abuse by those who are in a position to control or influence a fund. Your fund’s Independent Trustees meet regularly as a group in executive session. An Independent Trustee currently serves as chair of the Board.

Taking into account the number, the diversity and the complexity of the funds overseen by the Board and the aggregate amount of assets under management, your fund’s Trustees have determined that the efficient conduct of the Board's affairs makes it desirable to delegate responsibility for certain specific matters to committees of the Board. Certain committees (the Executive Committee, Distributions Committee, and Audit and Compliance Committee) are authorized to act for the Trustees as specified in their charters. The other committees review and evaluate matters specified in their charters and make recommendations to the Trustees as they deem appropriate. Each committee may utilize the resources of your fund’s independent staff, counsel

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and auditors as well as other experts. The committees meet as often as necessary, either in conjunction with regular meetings of the Trustees or otherwise. The membership and chair of each committee are appointed by the Trustees upon recommendation of the Board Policy and Nominating Committee. Each Committee is chaired by an Independent Trustee and, except as noted below, the membership and chairs of each committee consist exclusively of Independent Trustees.

The Trustees have determined that this committee structure also allows the Board to focus more effectively on the oversight of risk as part of its broader oversight of the fund's affairs. While risk management is the primary responsibility of the fund's investment manager, the Trustees regularly receive reports regarding investment risks and compliance risks. The Board's committee structure allows separate committees to focus on different aspects of these risks and their potential impact on some or all of the funds and to discuss with the fund's investment manager how it monitors and controls such risks.

Audit and Compliance Committee. The Audit and Compliance Committee provides oversight on matters relating to the preparation of the funds’ financial statements, compliance matters, internal audit functions, and Codes of Ethics issues. This oversight is discharged by regularly meeting with management and the funds’ independent auditors and keeping current on industry developments. Duties of this Committee also include the review and evaluation of all matters and relationships pertaining to the funds’ independent auditors, including their independence. The members of the Committee include only Trustees who are not “interested persons” of the funds or Putnam Management. Each member of the Committee also is “independent,” as that term is interpreted for purposes of Rule 10A-3(b)(1) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and the listing standards of the New York Stock Exchange. The Board of Trustees has adopted a written charter for the Committee, a current copy of which is available at Putnam.com/individual. The Committee currently consists of Messrs. Leibler (Chairperson), Curtis, Darretta and Hill, and Ms. Baumann.

Board Policy and Nominating Committee. The Board Policy and Nominating Committee reviews matters pertaining to the operations of the Board of Trustees and its Committees, the compensation of the Trustees and their staff, and the conduct of legal affairs for the funds. The Committee evaluates and recommends all candidates for election as Trustees and recommends the appointment of members and chairs of each board committee. The Committee will consider nominees for Trustee recommended by shareholders of a fund provided that such recommendations are submitted by the date disclosed in the fund’s proxy statement and otherwise comply with applicable securities laws, including Rule 14a-8 under the Exchange Act. The Committee also reviews policy matters affecting the operation of the Board and its independent staff. In addition, the Committee oversees the voting of proxies associated with portfolio investments of the funds with the goal of ensuring that these proxies are voted in the best interest of the funds’ shareholders. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee generally believes that the Board benefits from diversity of background, experience and views among its members, and considers this as a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard. The Committee is composed entirely of Trustees who are not “interested persons” of the funds or Putnam Management and currently consists of Messrs. Hill (Chairperson), Curtis, Patterson and Putnam, and Ms. Baxter.

Brokerage Committee. The Brokerage Committee reviews the funds' policies regarding the execution of portfolio trades and Putnam Management's practices and procedures relating to the implementation of those policies. The Committee reviews periodic reports on the cost and quality of execution of portfolio transactions and the extent to which brokerage commissions have been used (i) by Putnam Management to obtain brokerage and research services generally useful to it in managing the portfolios of the funds and of its other clients, and (ii) by the funds to pay for certain fund expenses. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Dr. Joskow (Chairperson), Ms. Baxter, and Messrs. Akhoury, Patterson, Putnam and Stephens.

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Contract Committee. The Contract Committee reviews and evaluates at least annually all arrangements pertaining to (i) the engagement of Putnam Management and its affiliates to provide services to the funds, (ii) the expenditure of the funds' assets for distribution purposes pursuant to Distribution Plans of the funds, and (iii) the engagement of other persons to provide material services to the funds, including in particular those instances where the cost of services is shared between the funds and Putnam Management and its affiliates or where Putnam Management or its affiliates have a material interest. The Committee also reviews the proposed organization of new fund products, proposed structural changes to existing funds and matters relating to closed-end funds. The Committee reports and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Mr. Patterson (Chairperson), Ms. Baxter, Dr. Joskow, and Messrs. Akhoury, Putnam and Stephens.

Distributions Committee. The Distributions Committee oversees all dividends and distributions by the funds. The Committee makes recommendations to the Trustees of the funds regarding the amount and timing of distributions paid by the funds, and determines such matters when the Trustees are not in session. The Committee also oversees the policies and procedures pursuant to which Putnam Management prepares recommendations for distributions, and meets regularly with representatives of Putnam Management to review the implementation of these policies and procedures. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Ms. Baumann (Chairperson), and Messrs. Curtis, Darretta, Hill and Leibler.

Executive Committee. The functions of the Executive Committee are twofold. The first is to ensure that the funds’ business may be conducted at times when it is not feasible to convene a meeting of the Trustees or for the Trustees to act by written consent. The Committee may exercise any or all of the power and authority of the Trustees when the Trustees are not in session. The second is to establish annual and ongoing goals, objectives and priorities for the Board of Trustees and to ensure coordination of all efforts between the Trustees and Putnam Management on behalf of the shareholders of the funds. The Committee currently consists of Ms. Baxter (Chairperson), and Messrs. Hill, Patterson and Putnam.

Investment Oversight Committees. The Investment Oversight Committees regularly meet with investment personnel of Putnam Management to review the investment performance and strategies of the funds in light of their stated investment objectives and policies. The Committees seek to identify any compliance issues that are unique to the applicable categories of funds and work with the appropriate Board committees to ensure that any such issues are properly addressed. Investment Oversight Committee A currently consists of Messrs. Akhoury (Chairperson), Darretta, Hill, Patterson and Reynolds, and Ms. Baxter. Investment Oversight Committee B currently consists of Messrs. Putnam (Chairperson), Curtis, Leibler and Stephens, Dr. Joskow, and Ms. Baumann.

Pricing Committee. The Pricing Committee oversees the valuation of assets of the Putnam funds and reviews the funds’ policies and procedures for achieving accurate and timely pricing of fund shares. The Committee also oversees implementation of these policies, including fair value determinations of individual securities made by Putnam Management or other designated agents of the funds. The Committee also oversees compliance by money market funds with Rule 2a-7 of the 1940 Act and the correction of occasional pricing errors. The Committee also reviews matters related to the liquidity of portfolio holdings. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Messrs. Darretta (Chairperson), Curtis, Hill and Leibler, and Ms. Baumann.

Indemnification of Trustees

The Agreement and Declaration of Trust of the fund provides that the fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the fund or that such indemnification would relieve any officer or Trustee of any liability to

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the fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.

For details of Trustees’ fees paid by the fund and information concerning retirement guidelines for the Trustees, see “Charges and expenses” in Part I of this SAI.

Putnam Management and its affiliates

Putnam Management is one of America’s oldest and largest money management firms. Putnam Management’s staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund’s portfolio. By pooling an investor’s money with that of other investors, a greater variety of securities can be purchased than would be the case individually; the resulting diversification helps reduce investment risk. Putnam Management has been managing mutual funds since 1937.

Putnam Management is a subsidiary of Putnam Investments, of which a majority is owned through a series of subsidiaries by Great-West Lifeco Inc., which is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company, of which the Honorable Paul Desmarais, Sr., through a group of private holding companies which he controls, has voting control.

Trustees and officers of the fund who are also officers of Putnam Management or its affiliates or who are stockholders of Putnam Investments or its parent companies will benefit from the advisory fees, sales commissions, distribution fees and transfer agency fees paid or allowed by the fund.

The Management Contract

Under a Management Contract between the fund and Putnam Management, subject to such policies as the Trustees may determine, Putnam Management, at its expense, furnishes continuously an investment program for the fund and makes investment decisions on behalf of the fund. Subject to the control of the Trustees, Putnam Management also manages, supervises and conducts the other affairs and business of the fund, furnishes office space and equipment, provides bookkeeping and clerical services (including determination of the fund’s net asset value, but excluding shareholder accounting services) and places all orders for the purchase and sale of the fund’s portfolio securities. Putnam Management may place fund portfolio transactions with broker-dealers that furnish Putnam Management, without cost to it, certain research, statistical and quotation services of value to Putnam Management and its affiliates in advising the fund and other clients. In so doing, Putnam Management may cause the fund to pay greater brokerage commissions than it might otherwise pay.

For details of Putnam Management’s compensation under the Management Contract, see “Charges and expenses” in Part I of this SAI. Putnam Management’s compensation under the Management Contract may be reduced in any year if the fund’s expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the fund are qualified for offer or sale. The term “expenses” is defined in the statutes or regulations of such jurisdictions, and generally excludes brokerage commissions, taxes, interest, extraordinary expenses and, if the fund has a distribution plan, payments made under such plan.

Fund-specific expense limitation. Under the Management Contract, Putnam Management may reduce its compensation to the extent that the fund’s expenses exceed such lower expense limitation as Putnam Management may, by notice to the fund, declare to be effective. For the purpose of determining any such limitation on Putnam Management’s compensation, expenses of the fund shall not reflect the application of

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commissions or cash management credits that may reduce designated fund expenses. The terms of any such expense limitation specific to a particular fund are described in the prospectus and/or Part I of this SAI.

General expense limitation. Through at least June 30, 2012, Putnam Management will reimburse expenses or waive fees of the fund to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, underlying fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis, to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period.

In addition to the fee paid to Putnam Management, the fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their assistants who provide certain administrative services for the fund and the other Putnam funds, each of which bears an allocated share of the foregoing costs. The aggregate amount of all such payments and reimbursements is determined annually by the Trustees.

The amount of this reimbursement for the fund’s most recent fiscal year is included in “Charges and expenses” in Part I of this SAI. Putnam Management pays all other salaries of officers of the fund. The fund pays all expenses not assumed by Putnam Management including, without limitation, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The fund pays the cost of typesetting for its prospectuses and the cost of printing and mailing any prospectuses sent to its shareholders. Putnam Retail Management pays the cost of printing and distributing all other prospectuses.

The Management Contract provides that Putnam Management shall not be subject to any liability to the fund or to any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of Putnam Management.

The Management Contract may be terminated without penalty by vote of the Trustees or the shareholders of the fund, or by Putnam Management, on 30 days’ written notice. It may be amended only by a vote of the shareholders of the fund. The Management Contract also terminates without payment of any penalty in the event of its assignment. The Management Contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

Putnam Management has entered into a Master Sub-Accounting Services Agreement with State Street Bank and Trust Company ("State Street"), under which Putnam Management has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund. Putnam Management pays State Street a fee, monthly, based on a combination of fixed annual charges and charges based on the fund's assets and the number and types of securities held by the fund, and reimburses State Street for certain out-of-pocket expenses.

The Sub-Manager

If so disclosed in the fund’s prospectus, PIL, an affiliate of Putnam Management, has been retained as the sub-manager for a portion of the assets of the fund, as determined by Putnam Management from time to time, pursuant to a sub-management agreement between Putnam Management and PIL. Under the terms of the sub-management contract, PIL, at its own expense, furnishes continuously an investment program for that portion of each such fund that is allocated to PIL from time to time by Putnam Management and makes investment decisions on behalf of such portion of the fund, subject to the supervision of Putnam Management. Putnam Management may also, at its discretion, request PIL to provide assistance with purchasing and selling

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securities for the fund, including placement of orders with certain broker-dealers. PIL, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel, required for it to execute its duties.

The sub-management contract provides that PIL shall not be subject to any liability to Putnam Management, the fund or any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties on the part of PIL.

The sub-management contract may be terminated with respect to a fund without penalty by vote of the Trustees or the shareholders of the fund, or by PIL or Putnam Management, on 30 days’ written notice. The sub-management contract also terminates without payment of any penalty in the event of its assignment. Subject to applicable law, it may be amended by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. The sub-management contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

The Sub-Adviser

If so disclosed in the fund’s prospectus, The Putnam Advisory Company, LLC (“PAC”), an affiliate of Putnam Management, has been retained as a sub-adviser for a portion of the assets of the fund, as determined from time to time by Putnam Management or, with respect to portions of a fund’s assets for which PIL acts as sub-manager as described above, PIL pursuant to a sub-advisory agreement among Putnam Management, PIL and PAC. Under certain terms of the sub-advisory contract, PAC, at its own expense, furnishes continuously an investment program for that portion of each such fund that is allocated to PAC from time to time by Putnam Management or PIL, as applicable and makes investment decisions on behalf of such portion of the fund, subject to the supervision of Putnam Management or PIL, as the case may be. Putnam Management or PIL, as the case may be, may also, at its discretion, request PAC to provide assistance with purchasing and selling securities for the fund, including placement of orders with certain broker-dealers.

PAC, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel, required for it to execute its duties. The sub-advisory contract provides that PAC shall not be subject to any liability to Putnam Management, PIL, the fund or any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties on the part of PAC.

The sub-advisory contract may be terminated with respect to a fund without penalty by vote of the Trustees or the shareholders of the fund, or by PAC, PIL or Putnam Management, on 30 days’ written notice. The sub-advisory contract also terminates without payment of any penalty in the event of its assignment. Subject to applicable law, it may be amended by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. The sub-advisory contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

Portfolio Transactions

Potential conflicts of interest in managing multiple accounts. Like other investment professionals with multiple clients, the fund’s Portfolio Manager(s) may face certain potential conflicts of interest in connection with managing both the fund and the other accounts listed under “PORTFOLIO MANAGERS” “Other

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accounts managed” at the same time. The paragraphs below describe some of these potential conflicts, which Putnam Management believes are faced by investment professionals at most major financial firms. As described below, Putnam Management and the Trustees of the Putnam funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

• The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

• The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

• The trading of other accounts could be used to benefit higher-fee accounts (front- running).

• The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Putnam Management attempts to address these potential conflicts of interest relating to higher-fee accounts through various compliance policies that are generally intended to place all accounts, regardless of fee structure, on the same footing for investment management purposes. For example, under Putnam Management’s policies:

• Performance fee accounts must be included in all standard trading and allocation procedures with all other accounts.

• All accounts must be allocated to a specific category of account and trade in parallel with allocations of similar accounts based on the procedures generally applicable to all accounts in those groups (e.g., based on relative risk budgets of accounts).

• All trading must be effected through Putnam’s trading desks and normal queues and procedures must be followed (i.e., no special treatment is permitted for performance fee accounts or higher-fee accounts based on account fee structure).

• Front running is strictly prohibited.

• The fund’s Portfolio Manager(s) may not be guaranteed or specifically allocated any portion of a performance fee.

As part of these policies, Putnam Management has also implemented trade oversight and review procedures in order to monitor whether particular accounts (including higher-fee accounts or performance fee accounts) are being favored over time.

Potential conflicts of interest may also arise when the Portfolio Manager(s) have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, Putnam Management’s investment professionals do not have the opportunity to invest in client accounts, other than the Putnam funds. However, in the ordinary course of business, Putnam Management or related persons may from time to time establish “pilot” or “incubator” funds for the purpose of testing proposed investment strategies and products prior to offering them to clients. These pilot accounts may be in the form of registered investment companies, private funds such as partnerships or separate accounts established by Putnam Management or an affiliate. Putnam Management or an affiliate supplies the funding for these accounts. Putnam employees, including the fund’s Portfolio Manager(s), may also invest in certain pilot accounts. Putnam Management, and to the extent applicable, the Portfolio Manager(s) will benefit from the favorable investment performance of those funds and accounts. Pilot funds and accounts may, and frequently do, invest in the same securities as the client accounts. Putnam Management’s policy is to treat pilot accounts in the same manner as client accounts for purposes of trading allocation – neither favoring nor

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disfavoring them except as is legally required. For example, pilot accounts are normally included in Putnam Management’s daily block trades to the same extent as client accounts (except that pilot accounts do not participate in initial public offerings).

A potential conflict of interest may arise when the fund and other accounts purchase or sell the same securities. On occasions when the Portfolio Manager(s) consider the purchase or sale of a security to be in the best interests of the fund as well as other accounts, Putnam Management’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the fund or another account if one account is favored over another in allocating the securities purchased or sold – for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account. Putnam Management’s trade allocation policies generally provide that each day’s transactions in securities that are purchased or sold by multiple accounts are, insofar as possible, averaged as to price and allocated between such accounts (including the fund) in a manner which in Putnam Management’s opinion is equitable to each account and in accordance with the amount being purchased or sold by each account. Certain exceptions exist for specialty, regional or sector accounts. Trade allocations are reviewed on a periodic basis as part of Putnam Management’s trade oversight procedures in an attempt to ensure fairness over time across accounts.

“Cross trades,” in which one Putnam account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay, or if such trades result in more attractive investments being allocated to higher-fee accounts. Putnam Management and the fund’s Trustees have adopted compliance procedures that provide that any transactions between the fund and another Putnam-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of the fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than the fund. Depending on another account’s objectives or other factors, the Portfolio Manager(s) may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to the fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by the Portfolio Manager(s) when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts. As noted above, Putnam Management has implemented trade oversight and review procedures to monitor whether any account is systematically favored over time.

The fund’s Portfolio Manager(s) may also face other potential conflicts of interest in managing the fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the fund and other accounts. For information on restrictions imposed on personal securities transactions of the fund’s Portfolio Manager(s), please see “- Personal Investments by Employees of Putnam Management and Putnam Retail Management and Officers and Trustees of the Fund.”

For information about other funds and accounts managed by the fund’s Portfolio Manager(s), please refer to “Who oversees and manages the fund(s)?” in the prospectus and “PORTFOLIO MANAGERS” “Other accounts managed” in Part I of the SAI.

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Brokerage and research services.

Transactions on stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the fund of negotiated brokerage commissions. Such commissions may vary among different brokers. A particular broker may charge different commissions according to such factors as execution venue and exchange. Although the fund does not typically pay commissions for principal transactions in the over-the-counter markets, such as the markets for most fixed income securities and certain derivatives, an undisclosed amount of profit or “mark-up” is included in the price the fund pays. In underwritten offerings, the price paid by the fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

See "Charges and expenses" in Part I of this SAI for information concerning commissions paid by the fund.

It has for many years been a common practice in the investment advisory business for broker-dealers that execute portfolio transactions for the clients of advisers of investment companies and other institutional investors to provide those advisers with brokerage and research services, as defined in Section 28(e) of the Exchange Act. Consistent with this practice, Putnam Management receives brokerage and research services from broker-dealers with which Putnam Management places the fund's portfolio transactions. The services that broker-dealers may provide to Putnam Management’s managers and analysts include, among others, brokerage and trading systems, economic analysis, investment research, industry and company reviews, statistical information, market data, evaluations of investments, recommendations as to the purchase and sale of investments and performance measurement services. Some of these services are of value to Putnam Management and its affiliates in advising various of their clients (including the fund), although not all of these services are necessarily useful and of value in managing the fund. Research services provided by broker-dealers are supplemental to Putnam Management’s own research efforts and relieve Putnam Management of expenses it might otherwise have borne in generating such research. The management fee paid by the fund is not reduced because Putnam Management and its affiliates receive brokerage and research services even though Putnam Management might otherwise be required to purchase some of these services for cash. Putnam Management may also use portfolio transactions to generate “soft dollar” credits to pay for “mixed-use” services (i.e., products or services that may be used both for investment- and non-investment-related purposes), but in such instances Putnam Management uses its own resources to pay for that portion of the mixed-use product or service that in its good-faith judgment does not relate to investment or brokerage purposes. Putnam Management may also allocate trades to generate soft dollar credits for third-party investment research reports and related fundamental research.

Putnam Management places all orders for the purchase and sale of portfolio investments for the funds, and buys and sells investments for the funds, through a substantial number of brokers and dealers. In selecting broker-dealers to execute the funds’ portfolio transactions, Putnam Management uses its best efforts to obtain for each fund the most favorable price and execution reasonably available under the circumstances, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution and in considering the overall reasonableness of the brokerage commissions paid, Putnam Management, having in mind the fund's best interests, considers all factors it deems relevant, including, in no particular order of importance, and by way of illustration, price, the size and type of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

Putnam Management may cause the fund to pay a broker-dealer that provides "brokerage and research services" (as defined in the Exchange Act and as described above) to Putnam Management an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the fund on an agency basis in excess of the commission another broker-dealer would have charged for effecting that transaction. Putnam Management may also instruct an executing broker to “step out” a portion of the trades placed with a broker to other brokers that provide brokerage and research services to Putnam

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Management. Putnam Management's authority to cause the fund to pay any such greater commissions or to instruct a broker to “step out” a portion of a trade is subject to the requirements of applicable law and such policies as the Trustees may adopt from time to time. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) of the Exchange Act does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, Putnam Management will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above. The Trustees of the funds have directed Putnam, subject to seeking most favorable pricing and execution, to use its best efforts to allocate a portion of overall fund trades to trading programs which generate commission credits to pay fund expenses such as shareholder servicing and custody charges. The extent of any commission credits generated for this purpose may vary significantly from time to time and from fund to fund depending on, among other things, the nature of each fund's trading activities and market conditions.

The Management Contract provides that commissions, fees, brokerage or similar payments received by Putnam Management or an affiliate in connection with the purchase and sale of portfolio investments of the fund, less any direct expenses approved by the Trustees, shall be recaptured by the fund through a reduction of the fee payable by the fund under the Management Contract. Putnam Management seeks to recapture for the fund soliciting dealer fees on the tender of the fund's portfolio securities in tender or exchange offers. Any such fees which may be recaptured are likely to be minor in amount.

Principal Underwriter

Putnam Retail Management, located at One Post Office Square, Boston, MA 02109, is the principal underwriter of shares of the fund and the other continuously offered Putnam funds. Putnam Retail Management is not obligated to sell any specific amount of shares of the fund and will purchase shares for resale only against orders for shares. See “Charges and expenses” in Part I of this SAI for information on sales charges and other payments received by Putnam Retail Management.

Personal Investments by Employees of Putnam Management and Putnam Retail Management and Officers and Trustees of the Fund

Employees of Putnam Management, PIL, PAC and Putnam Retail Management and officers and Trustees of the fund are subject to significant restrictions on engaging in personal securities transactions. These restrictions are set forth in the Codes of Ethics adopted by Putnam Management, PIL, PAC and Putnam Retail Management (the “Putnam Investments Code of Ethics”) and by the fund (the “Putnam Funds Code of Ethics”). The Putnam Investments Code of Ethics and the Putnam Funds Code of Ethics, in accordance with Rule 17j-1 of the 1940 Act, contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the fund.

The Putnam Investments Code of Ethics does not prohibit personnel from investing in securities that may be purchased or held by the fund. However, the Putnam Investments Code of Ethics, consistent with standards recommended by the Investment Company Institute’s Advisory Group on Personal Investing and requirements established by Rule 17j-1 and rules adopted under the Investment Advisers Act of 1940, among other things, prohibits personal securities investments without pre-clearance, imposes time periods during which personal transactions may not be made in certain securities by employees with access to investment information, and requires the timely submission of broker confirmations and quarterly reporting of personal securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process.

The Putnam Funds Code of Ethics incorporates and applies the restrictions of the Putnam Investments Code of Ethics to officers and Trustees of the fund who are affiliated with Putnam Investments. The Putnam Funds Code of Ethics does not prohibit unaffiliated officers and Trustees from investing in securities that may be held by the fund; however, the Putnam Funds Code of Ethics regulates the personal securities transactions of unaffiliated Trustees of the fund, including limiting the time periods during which they may personally buy

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and sell certain securities and requiring them to submit reports of personal securities transactions under certain circumstances.

The fund’s Trustees, in compliance with Rule 17j-1, approved the Putnam Investments and the Putnam Funds Codes of Ethics and are required to approve any material changes to these Codes. The Trustees also provide continued oversight of personal investment policies and annually evaluate the implementation and effectiveness of the Codes of Ethics.

Investor Servicing Agent

Putnam Investor Services, Inc., located at One Post Office Square, Boston, MA 02109, is the fund’s investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees that are paid monthly by the fund as an expense of all its shareholders. The fee paid to Putnam Investor Services, subject to certain limitations, is based on a fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. Through at least June 30, 2012, investor servicing fees for the fund will not exceed an annual rate of 0.375% of the fund’s average assets.

Financial intermediaries (including brokers, dealers, banks, bank trust departments, registered investment advisers, financial planners, and retirement plan administrators) may own shares of the fund for the benefit of their customers in an omnibus account (including retirement plans). In these circumstances, the financial intermediaries or other third parties, rather than Putnam Investor Services, may provide some or all of the sub-accounting and similar record keeping services for their customers’ accounts. In recognition of these services, Putnam Investor Services may make payments to these financial intermediaries or other third parties. Payments may be based on the number of shareholders in an omnibus account or the assets held in an account. Putnam Investor Services also makes payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts.

Putnam Investor Services will pay its affiliate, FASCore, LLC up to 0.24% on the average value of the assets in Putnam-administered plans invested in the funds on an annual basis in consideration of sub-accounting, recordkeeping, retirement plan administration and other services being provided to participants in Putnam-administered retirement plans with respect to their investments in the funds. In addition to these payments, affiliates of Putnam Investor Services may make payments to FASCore, LLC and its affiliates of the types, and up to the amounts, described below under the headings “Distribution Plans" — “Additional Dealer Payments.”

Custodian

State Street Bank and Trust Company, located at 2 Avenue de Lafayette, Boston, Massachusetts 02111, is the fund’s custodian. State Street is responsible for safeguarding and controlling the fund’s cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on the fund’s investments, serving as the fund’s foreign custody manager, providing reports on foreign securities depositaries, making payments covering the expenses of the fund and performing other administrative duties. State Street does not determine the investment policies of the fund or decide which securities the fund will buy or sell. State Street has a lien on the fund’s assets to secure charges and advances made by it. The fund may from time to time enter into brokerage arrangements that reduce or recapture fund expenses, including custody expenses. The fund also has an offset arrangement that may reduce the fund’s custody fee based on the amount of cash maintained by its custodian.

Counsel to the Fund and the Independent Trustees

Ropes & Gray LLP serves as counsel to the fund and the independent Trustees, and is located at Prudential Tower 800 Boylston Street, Boston, Massachusetts 02199.

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DETERMINATION OF NET ASSET VALUE

The fund determines the net asset value per share of each class of shares once each day the Exchange is open. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year’s Day, Rev. Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving Day and Christmas Day. The fund determines net asset value as of the close of regular trading on the Exchange, normally 4:00 p.m. Eastern time. The net asset value per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares.

Assets of money market funds are valued at amortized cost pursuant to Rule 2a-7 of the 1940 Act. For other funds, securities and other assets (“Securities”) for which market quotations are readily available are valued at prices which, in the opinion of Putnam Management, most nearly represent the market values of such Securities. Currently, prices for these Securities are determined using the last reported sale price (or official closing price for Securities listed on certain markets) or, if no sales are reported (as in the case of some Securities traded over-the-counter), the last reported bid price, except that certain Securities are valued at the mean between the last reported bid and ask prices. All other Securities are valued by Putnam Management or other parties at their fair value following procedures approved by the Trustees.

Reliable market quotations are not considered to be readily available for, among other Securities, long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain foreign securities. These investments are valued at fair value, generally on the basis of valuations furnished by approved pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Other Securities, such as various types of options, are valued at fair value on the basis of valuations furnished by broker-dealers or other market intermediaries.

Putnam Management values all other Securities at fair value using its internal resources. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the Securities (including any registration expenses that might be borne by the fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted Securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such Securities and any available analysts’ reports regarding the issuer. In the case of Securities that are restricted as to resale, Putnam Management determines fair value based on the inherent worth of the Security without regard to the restrictive feature, adjusted for any diminution in value resulting from the restrictive feature.

Generally, trading in certain Securities (such as foreign securities) is substantially completed each day at various times before the close of the Exchange. The closing prices for these Securities in markets or on exchanges outside the U.S. that close before the close of the Exchange may not fully reflect events that occur after such close but before the close of the Exchange. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will vary, it is possible that fair value prices will be used by the fund to a significant extent. In addition, Securities held by some of the funds may be traded in foreign markets that are open for business on days that the fund is not, and the trading of such Securities on those days may have an impact on the value of a shareholder’s investment at a time when the shareholder cannot buy and sell shares of the fund.

Currency exchange rates used in valuing Securities are normally determined as of 3:00 p.m. Eastern time. Occasionally, events affecting such exchange rates may occur between the time of the determination of exchange rates and the close of the Exchange, which, in the absence of fair valuation, would not be reflected in the computation of the fund’s net asset value. If events materially affecting the currency exchange rates occur

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during such period, then the exchange rates used in valuing affected Securities will be valued by Putnam Management at their fair value following procedures approved by the Trustees.

In addition, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain Securities (such as convertible bonds, U.S. government securities and tax-exempt securities) are determined based on market quotations collected before the close of the Exchange. Occasionally, events affecting the value of such Securities may occur between the time of the determination of value and the close of the Exchange, which, in the absence of fair value prices, would not be reflected in the computation of the fund’s net asset value. If events materially affecting the value of such Securities occur during such period, then these Securities will be valued by Putnam Management at their fair value following procedures approved by the Trustees. It is expected that any such instance would be very rare.

The fair value of Securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such Securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a Security at a given point in time and does not reflect an actual market price.

The fund may also value its Securities at fair value under other circumstances pursuant to procedures approved by the Trustees.

Money Market Funds

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Since the net income of a money market fund is declared as a dividend each time it is determined, the net asset value per share of a money market fund typically remains at $1.00 per share immediately after such determination and dividend declaration. Any increase in the value of a shareholder’s investment in a money market fund representing the reinvestment of dividend income is reflected by an increase in the number of shares of that fund in the shareholder’s account on the last business day of each month. It is expected that a money market fund’s net income will normally be positive each time it is determined. However, if because of realized losses on sales of portfolio investments, a sudden rise in interest rates, or for any other reason the net income of a fund determined at any time is a negative amount, a money market fund may offset such amount allocable to each then shareholder’s account from dividends accrued during the month with respect to such account. If, at the time of payment of a dividend, such negative amount exceeds a shareholder’s accrued dividends, a money market fund may reduce the number of outstanding shares by treating the shareholder as having contributed to the capital of the fund that number of full and fractional shares which represent the amount of the excess. Each shareholder is deemed to have agreed to such contribution in these circumstances by his or her investment in a money market fund.

INVESTOR SERVICES

Shareholder Information

Each time shareholders buy or sell shares, a statement confirming the transaction and listing their current share balance will be made available for viewing electronically or delivered via mail. (Under certain investment plans, a statement may only be sent quarterly.) The fund also sends annual and semiannual reports that keep shareholders informed about its portfolio and performance, and year-end tax information to simplify their recordkeeping. To help shareholders take full advantage of their Putnam investment, publications covering many topics of interest to investors are available on our Web site or from Putnam Investor Services. Shareholders may call Putnam Investor Services toll-free weekdays at 1-800-225-1581 between 8:00 a.m. and 8:00 p.m., Eastern-time, for more information, including account balances. Shareholders can also visit the Putnam Web site at http://www.putnam.com.

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Your Investing Account

The following information provides more detail concerning the operation of a Putnam Investing Account. For further information or assistance, investors should consult Putnam Investor Services. Shareholders who purchase shares through a defined contribution plan should note that not all of the services or features described below may be available to them, and they should contact their employer for details.

A shareholder may reinvest a cash distribution without a front-end sales charge or without the reinvested shares being subject to a CDSC, as the case may be, by delivering to Putnam Investor Services the uncashed distribution check. Putnam Investor Services must receive the properly endorsed check within 1 year after the date of the check.

The Investing Account also provides a way to accumulate shares of the fund. In most cases, after an initial investment, a shareholder may send checks to Putnam Investor Services, made payable to the fund, to purchase additional shares at the applicable public offering price next determined after Putnam Investor Services receives the check. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

Putnam Investor Services acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, shares will be purchased through the investment dealer designated by the shareholder. Shareholders may change investment dealers at any time by written notice to Putnam Investor Services, provided the new dealer has a sales agreement with Putnam Retail Management.

Shares credited to an account are transferable upon written instructions in good order to Putnam Investor Services and may be sold to the fund as described under "How do I sell or exchange fund shares?" in the prospectus. Putnam funds no longer issue share certificates. A shareholder may send to Putnam Investor Services any certificates which have been previously issued to enable more convenient maintenance of the account as a book-entry account.

Putnam Retail Management, at its expense, may provide certain additional reports and administrative material to qualifying institutional investors with fiduciary responsibilities to assist these investors in discharging their responsibilities. Institutions seeking further information about this service should contact Putnam Retail Management, which may modify or terminate this service at any time.

The fund pays Putnam Investor Services' fees for maintaining Investing Accounts.

Checkwriting Privilege. For those funds that allow shareholders, as disclosed in the prospectus, to redeem shares by check, Putnam is currently waiving the minimum per-check amount stated in the prospectus.

Reinstatement Privilege

An investor who has redeemed shares of the fund may reinvest within 90 days of such redemption the proceeds of such redemption in shares of the same class of the fund, or may reinvest within 90 days of such redemption the proceeds in shares of the same class of one of the other continuously offered Putnam funds (through the exchange privilege described in the prospectus), including, in the case of shares subject to a CDSC, the amount of CDSC charged on the redemption. Any such reinvestment would be at the net asset value of the shares of the fund(s) the investor selects, next determined after Putnam Retail Management receives a Reinstatement Authorization. The time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions and, in the case of class B shares, the eight-year period for conversion to class A shares. Reinstatements into class B, class C or class M shares may be permitted even if the resulting purchase would otherwise be rejected for causing a shareholder’s investments in such class to exceed the applicable investment maximum. Shareholders will receive from Putnam Retail Management the amount of any CDSC paid at the time of redemption as part of the reinstated investment, which may be treated as capital gains to the shareholder for tax purposes.

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Exercise of the Reinstatement Privilege does not alter the federal income tax treatment of any capital gains realized on a sale of fund shares, but to the extent that any shares are sold at a loss and the proceeds are reinvested in shares of the fund, some or all of the loss may be disallowed as a deduction. Consult your tax adviser. Investors who desire to exercise the Reinstatement Privilege should contact their investment dealer or Putnam Investor Services.

Exchange Privilege

Except as otherwise set forth in this section, by calling Putnam Investor Services, investors may exchange shares valued in the aggregate up to $500,000 between accounts with identical registrations, provided that no certificates are outstanding for such shares. During periods of unusual market changes and shareholder activity, shareholders may experience delays in contacting Putnam Investor Services by telephone to exercise the telephone exchange privilege.

Putnam Investor Services also makes exchanges promptly after receiving a properly completed Exchange Authorization Form and, if issued, share certificates. If the shareholder is a corporation, partnership, agent, or surviving joint owner, Putnam Investor Services will require additional documentation of a customary nature. Because an exchange of shares involves the redemption of fund shares and reinvestment of the proceeds in shares of another Putnam fund, completion of an exchange may be delayed under unusual circumstances if the fund were to suspend redemptions or postpone payment for the fund shares being exchanged, in accordance with federal securities laws. Exchange Authorization Forms and prospectuses of the other Putnam funds are available from Putnam Retail Management or investment dealers having sales contracts with Putnam Retail Management. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain Putnam funds are not available to residents of all states. The fund reserves the right to change or suspend the exchange privilege at any time. Shareholders would be notified of any change or suspension. Additional information is available from Putnam Investor Services at 1-800-225-1581. Shareholders of other Putnam funds may also exchange their shares at net asset value for shares of the fund, as set forth in the current prospectus of each fund. Exchanges from Putnam Money Market Fund or Putnam Tax Exempt Money Market Fund into another Putnam fund may be subject to an initial sales charge.

For federal income tax purposes, an exchange is a sale on which the investor generally will realize a capital gain or loss depending on whether the net asset value at the time of the exchange is more or less than the investor's basis.

All exchanges are subject to applicable short-term trading fees and Putnam’s policies on excessive short-term trading, as set forth in the Fund’s Prospectus. In addition, trustees, sponsors and administrators of qualified plans that invest in the Fund may impose short-term trading fees whose terms may differ from those described in the Prospectus.

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Same-Fund Exchange Privilege. Class A shareholders who are eligible to invest in Class Y shares, and Class C shareholders who are eligible to invest in Class Y shares and who are no longer subject to a CDSC, are eligible to exchange their Class A or Class C shares for Class Y shares of the same fund, if offered in their state. No sales charges or other charges will apply to any such exchange.

In addition, Class Y shareholders who are eligible to invest in Class A or Class C shares are eligible to exchange their Class Y shares for Class A or Class C shares of the same fund, if offered in their state, if the Class Y shares are held in an investment option or program that no longer permits the use of Class Y shares in that option or program or if the shareholder otherwise becomes ineligible to invest in Class Y shares. You should be aware that the financial institution or intermediary through which you hold Class Y shares may have the authority under its account or similar agreement with you to exchange your Class Y shares for Class A or

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Class C shares under these circumstances, and none of the Putnam Funds, Putnam Retail Management or Putnam Investor Services are responsible for any actions taken by your financial institution or intermediary in this regard. No sales charges or other charges will apply to any such exchange.

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For federal income tax purposes, a same-fund exchange is not expected to result in the realization by the investor of a capital gain or loss.

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The same-fund exchange privilege may not be available for all accounts and may not be offered by all financial institutions or intermediaries through which you hold your shares. To exchange shares under the same-fund exchange privilege, please contact your investment dealer or Putnam Investor Services.

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Dividends PLUS

Shareholders may invest the fund's distributions of net investment income or distributions combining net investment income and short-term capital gains in shares of the same class of another continuously offered Putnam fund (the "receiving fund") using the net asset value per share of the receiving fund determined on the date the fund's distribution is payable. No sales charge or CDSC will apply to the purchased shares unless the fund paying the distribution is a money market fund. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objective(s) and policies carefully before investing their distributions in the receiving fund. Shares of certain Putnam funds are not available to residents of all states.

Shareholders of other Putnam funds (except for money market funds, whose shareholders must pay a sales charge or become subject to a CDSC) may also use their distributions to purchase shares of the fund at net asset value.

For federal tax purposes, distributions from the fund which are reinvested in another fund are treated as paid by the fund to the shareholder and invested by the shareholder in the receiving fund and thus, to the extent composed of taxable income and deemed paid to a taxable shareholder, are taxable.

The Dividends PLUS program may be revised or terminated at any time.

Plans Available to Shareholders

The plans described below are fully voluntary and may be terminated at any time without the imposition by the fund or Putnam Investor Services of any penalty. All plans provide for automatic reinvestment of all distributions in additional shares of the fund at net asset value. The fund, Putnam Retail Management or Putnam Investor Services may modify or cease offering these plans at any time.

Systematic Withdrawal Plan ("SWP"). An investor who owns or buys shares of the fund valued at $5,000 or more at the current public offering price may open a SWP plan and have a designated sum of money ($50 or more) paid monthly, quarterly, semi-annually or annually to the investor or another person. (Payments from the fund can be combined with payments from other Putnam funds into a single check through a designated payment plan.) Shares are deposited in a plan account, and all distributions are reinvested in additional shares of the fund at net asset value (except where the plan is utilized in connection with a charitable remainder trust). Shares in a plan account are then redeemed at net asset value to make each withdrawal payment. Payment will be made to any person the investor designates; however, if shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to a designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor. The redemption of

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shares in connection with a plan generally will result in a gain or loss for tax purposes. Some or all of the losses realized upon redemption may be disallowed pursuant to the so-called wash sale rules if shares of the same fund from which shares were redeemed are purchased (including through the reinvestment of fund distributions) within a period beginning 30 days before, and ending 30 days after, such redemption. In such a case, the basis of the replacement shares will be increased to reflect the disallowed loss. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The cost of administering these plans for the benefit of those shareholders participating in them is borne by the fund as an expense of all shareholders. The fund, Putnam Retail Management or Putnam Investor Services may terminate or change the terms of the plan at any time. A plan will be terminated if communications mailed to the shareholder are returned as undeliverable.

Investors should consider carefully with their own financial advisers whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The fund and Putnam Investor Services make no recommendations or representations in this regard.

Tax-favored plans. (Not offered by funds investing primarily in tax-exempt securities.) Investors may purchase shares of the fund through the following Tax Qualified Retirement Plans, available to qualified individuals or organizations:

Standard and variable profit-sharing (including 401(k)) and money purchase pension plans; and Individual Retirement Account Plans (IRAs), including simple IRAs, Roth IRAs, SEP IRAs; and Coverdell Education savings plans.

Forms and further information on these Plans are available from investment dealers or from Putnam Retail Management. In addition, specialized professional plan administration services are available on an optional basis; contact Putnam Investor Services at 1-866-207-7261.

Consultation with a competent financial and tax adviser regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974, or otherwise, is recommended.

Automatic Rebalancing Arrangements. Putnam Retail Management or Putnam Investor Services may enter into arrangements with certain dealers which provide for automatic periodic rebalancing of shareholders’ accounts in Putnam funds. For more information about these arrangements, please contact Putnam Retail Management or Putnam Investor Services.

SIGNATURE GUARANTEES

Requests to redeem shares having a net asset value of $100,000 or more, or to transfer shares or make redemption proceeds payable to anyone other than the registered account owners, must be signed by all registered owners or their legal representatives and must be guaranteed by a bank, broker/dealer, municipal securities dealer or broker, credit union, national securities exchange, registered securities association, clearing agency, savings association or trust company, provided such institution is authorized and acceptable under and conforms with Putnam Investor Services’ signature guarantee procedures. A copy of such procedures is available upon request. In certain situations, for example, if you want your redemption proceeds sent to an address other than your address as it appears on Putnam’s records, you may also need to provide a signature guarantee. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services at 1-800-225-1581 for more information on Putnam’s signature guarantee and documentation requirements.

REDEMPTIONS

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Suspension of redemptions. The fund may not suspend shareholders’ right of redemption, or postpone payment for more than seven days, unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Commission for protection of investors.

In-kind redemptions. With the consent of a redeeming shareholder (or, with respect to certain funds as indicated in the prospectus, in Putnam’s discretion), the fund will consider satisfying all or a portion of a redemption request by distributing securities or other property in lieu of cash (“in-kind” redemptions). Any transaction costs or other expenses involved in liquidating securities received in an in-kind redemption will be borne by the redeeming investor. For information regarding procedures for in-kind redemptions, please contact Putnam Retail Management.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund would be unable to meet its obligations. The likelihood of such circumstances appears to be remote.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Putnam funds have adopted policies with respect to the disclosure of the fund’s portfolio holdings by the fund, Putnam Management, or their affiliates. These policies provide that information about the fund’s portfolio generally may not be released to any party prior to (i) the day after the posting of such information on the Putnam Investments Web site, (ii) the filing of the information with the SEC in a required filing, or (iii) the dissemination of such information to all shareholders simultaneously. Certain limited exceptions pursuant to the fund’s policies are described below. The Trustees will periodically receive reports from the fund’s Chief Compliance Officer regarding the operation of these policies and procedures, including any arrangements to make non-public disclosures of the fund’s portfolio information to third parties. Putnam Management and its affiliates are not permitted to receive compensation or other consideration in connection with disclosing information about the fund’s portfolio holdings to third parties.

Public Disclosures

The fund’s portfolio holdings are currently disclosed to the public through filings with the SEC and postings on the Putnam Investments Web site. The fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the fund’s fiscal year). In addition, money market funds file monthly reports of portfolio holdings on form N-MFP (with respect to the prior month). Shareholders may obtain the Form N-CSR, N-MFP and N-Q filings on the SEC’s Web site at http://www.sec.gov. In addition, Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. Form N-CSR and N-Q filings are available upon filing and form N-MFP filings are available 60 days after each calendar month end. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the public reference room.

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For Putnam Money Market Fund and Putnam Tax-Exempt Money Market Fund, the following information is publicly available on the Putnam Investments website, Putnam.com/individual, as disclosed in the following table. This information will remain available on the website for six months thereafter, after which the information can be found on the SEC’s website.

Information	Frequency of Disclosure	Date of Web Posting

Full Portfolio Holdings	Monthly	5 business days after the end of
each month.

For all other funds, Putnam Management also currently makes the fund’s portfolio information publicly available on the Putnam Investments Web site, www.putnam.com/individual, as disclosed in the following table.

Information(1)	Frequency of Disclosure	Date of Web Posting

Full Portfolio Holdings	Quarterly	Last business day of the month
following the end of each
calendar quarter

Top 10 Portfolio Holdings and	Monthly	Approximately 15 days after the
other portfolio statistics		end of each month

(1) Putnam mutual funds that are not currently offered to the general public (“incubated” funds) do not post portfolio holdings on the Web, except to the extent required by applicable regulations. Full portfolio holdings for the Putnam RetirementReady® Funds, which invest solely in other Putnam funds, are posted on www.putnam.com/individual approximately 15 days after the end of each month. Please see these funds’ prospectus for their target allocations.

The scope of the information relating to the fund’s portfolio that is made available on the Web site may change from time to time without notice. In addition, the posting of fund holdings may be delayed in some instances for technical reasons.

Putnam Management or its affiliates may include fund portfolio information that has already been made public through a Web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that, in the case of information made public through the Web, the information is disclosed no earlier than the day after the date of posting to the Web site.

Other Disclosures

In order to address potential conflicts between the interest of fund shareholders, on the one hand, and those of Putnam Management, Putnam Retail Management or any affiliated person of those entities or of the fund, on the other hand, the fund’s policies require that non-public disclosures of information regarding the fund’s portfolio may be made only if there is a legitimate business purpose consistent with fiduciary duties to all shareholders of the fund. In addition, the party receiving the non-public information must sign a non-disclosure agreement unless otherwise approved by the Chief Compliance Officer of the fund. Arrangements to make non-public disclosures of the fund’s portfolio information must be approved by the Chief Compliance Officer of the fund. The Chief Compliance Officer will report on an ongoing basis to a committee of the fund’s Board of Trustees consisting only of Trustees who are not “interested persons” of the fund or Putnam Management regarding any such arrangement that the fund may enter into with third parties other than service providers to the fund.

The fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the fund with its day-to-day business affairs. In addition to Putnam Management and its affiliates, including PFTC and PRM, these service providers include the fund’s

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custodian (State Street Bank and Trust Company) and any sub-custodians, pricing services, independent registered public accounting firm, legal counsel (Ropes & Gray LLP), financial printer (McMunn Associates, Inc.), and proxy voting service (Glass, Lewis & Co). These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the fund.

The fund may also periodically provide non-public information about its portfolio holdings to rating and ranking organizations, such as Lipper Inc. and Morningstar Inc., in connection with those firms’ research on and classification of the fund and in order to gather information about how the fund’s attributes (such as volatility, turnover, and expenses) compare with those of peer funds. The fund may also periodically provide non-public information about its portfolio holdings to consultants that provide portfolio analysis services or other investment research. Any such rating, ranking, or consulting firm would be required to keep the fund’s portfolio information confidential and would be prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the fund.

PROXY VOTING GUIDELINES AND PROCEDURES

The Trustees of the Putnam funds have established proxy voting guidelines and procedures that govern the voting of proxies for the securities held in the funds’ portfolios. The proxy voting guidelines summarize the funds’ positions on various issues of concern to investors, and provide direction to the proxy voting service used by the funds as to how fund portfolio securities should be voted on proposals dealing with particular issues. The proxy voting procedures explain the role of the Trustees, Putnam Management, the proxy voting service and the funds’ proxy manager in the proxy voting process, describe the procedures for referring matters involving investment considerations to the investment personnel of Putnam Management and describe the procedures for handling potential conflicts of interest. The Putnam funds’ proxy voting guidelines and procedures are included in this SAI as Appendix A. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2010 is available on the Putnam Individual Investor Web site, www.putnam.com/individual, and on the SEC’s Web site at www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures by calling Putnam’s Shareholder Services at 1-800-225-1581.

SECURITIES RATINGS

The ratings of securities in which the fund may invest will be measured at the time of purchase and, to the extent a security is assigned a different rating by one or more of the various rating agencies, Putnam Management may use the highest rating assigned by any agency. Putnam Management will not necessarily sell an investment if its rating is reduced. The following rating services describe rated securities as follows:

Moody’s Investors Service, Inc.

Bonds

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements

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may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Notes

MIG 1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Commercial paper

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following characteristics:

-- Leading market positions in well established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

-- Well established access to a range of financial markets and assured sources of alternate liquidity.

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Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor’s

Bonds

AAA - An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA - An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A - An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB - An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB - An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B - An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligations. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC - An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC - An obligation rated CC is currently highly vulnerable to nonpayment.

C - The C rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

D - An obligation rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition, or the taking of a similar action if payments on an obligation are jeopardized.

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Notes

SP-1 -- Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest.

SP-3 -- Speculative capacity to pay principal and interest.

Commercial paper

A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ‘A-1’.

A-3 - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Fitch Investors Service, Inc.

AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA - Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

A - Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB - Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB - Bonds considered to be speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B - Bonds are considered highly speculative. Bonds in this class are lightly protected as to the obligor’s ability to pay interest over the life of the issue and repay principal when due.

CCC - Bonds have certain characteristics which, with passing of time, could lead to the possibility of default on either principal or interest payments.

CC - Bonds are minimally protected. Default in payment of interest and/or principal seems probable.

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C - Bonds are in actual or imminent default in payment of interest or principal.

DDD - Bonds are in default and in arrears in interest and/or principal payments. Such bonds are extremely speculative and should be valued only on the basis of their value in liquidation or reorganization of the obligor.

CLAIMS-PAYING ABILITY RATINGS

The fund may invest in securities insured at the time of purchase as to the payment of principal and interest in the event of default. The fund may buy investments insured by (or insurance from) insurance companies whose claims-paying ability is rated by rating agencies.

An insurance claims-paying ability rating does not constitute an opinion on any specific contract. Furthermore, an insurance claims-paying ability rating does not take in account deductibles, surrender or cancellation penalties or the timeliness of payment; nor does it address the ability of a company to meet non-policy obligations (i.e., debt contracts).

The assignment of ratings to debt issues that are fully or partially supported by insurance policies, contracts, or guarantees is a separate process from the determination of claims-paying ability ratings. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination of such debt issues.

Listed below are rating agencies and their corresponding claims-paying ability ratings.

Standard & Poor’s Insurance Claims-Paying Ability Ratings

An S&P insurance claims-paying ability rating is an assessment of an operating insurance company’s financial capacity to meet its obligations under an insurance policy in accordance with its terms. For example, an insurer with an insurance claims-paying ability rating of AAA by S&P has the highest rating assigned by S&P, which means its capacity to honor insurance contracts is deemed by S&P to be extremely strong and highly likely to remain so over a long period of time.

Secure claims-paying ability – AAA to BBB

Vulnerable claims-paying ability – BB to CCC

AAA - Superior financial security on an absolute and relative basis. Capacity to meet policyholder obligations is overwhelming under a variety of economic and underwriting conditions.

AA - Excellent financial security. Capacity to meet policyholder obligations is strong under a variety of economic and underwriting conditions.

A - Good financial security, but capacity to meet policyholder obligations is somewhat susceptible to adverse economic and underwriting conditions.

BBB - Adequate financial security, but capacity to meet policyholder obligations is susceptible to adverse economic and underwriting conditions.

BB - Financial security may be adequate, but capacity to meet policyholder obligations, particularly with respect to long-term or "long-tail" policies, is vulnerable to adverse economic and underwriting conditions.

B - Vulnerable financial security. Currently able to meet policyholder obligations, but capacity to meet policyholder obligations is particularly vulnerable to adverse economic and underwriting conditions.

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CCC, CC, C - Extremely vulnerable financial security. Continued capacity to meet policyholder obligations is highly questionable unless favorable economic and underwriting conditions prevail.

R Regulatory action -- As of the date indicated, the insurer is under supervision of insurance regulators following rehabilitation, receivership, liquidation, or any other action that reflects regulatory concern about the insurer's financial condition. Information on this status is provided by the National Association of Insurance Commissioners and other regulatory bodies. Although believed to be accurate, this information is not guaranteed. The 'R' rating does not apply to insurers subject only to non-financial actions such as market conduct violations.

Notes:

NR = Not Rated. The insurer is not rated by Standard & Poor's. The issue has not yet been evaluated by the respective credit rating agency. It is no indication as to the merits of the issue.

Plus (+) or minus (-): The ratings from 'AA' to 'B' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody’s Investors Service, Inc. Insurance Claims-Paying Ability Ratings

A Moody’s insurance claims-paying ability rating is an opinion by Moody’s about the ability of an insurance company to repay punctually senior policyholder obligations and claims. For example, an insurer with an insurance claims-paying ability rating of Aaa by Moody’s is deemed by Moody’s to be of the best quality. In the opinion of Moody’s, the policy obligations of an insurance company with an insurance claims-paying ability rating of Aaa carries the smallest degree of credit risk and, while the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair the company’s fundamentally strong position.

Moody’s claims-paying ability ratings are as follows:

Long-Term Insurance Financial Strength Ratings

Moody's rating symbols for Insurance Financial Strength Ratings are identical to those used to indicate the credit quality of long-term obligations. These rating gradations provide investors with a system for measuring an insurance company's ability to meet its senior policyholder claims and obligations.

Aaa - Insurance companies rated Aaa offer exceptional financial security. While the credit profile of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Aa - Insurance companies rated Aa offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high-grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

A - Insurance companies rated A offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Insurance companies rated Baa offer adequate financial security. However, certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Ba - Insurance companies rated Ba offer questionable financial security. Often the ability of these companies to meet policyholder obligations may be very moderate and thereby not well safeguarded in the future.

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B - Insurance companies rated B offer poor financial security. Assurance of punctual payment of policyholder obligations over any long period of time is small.

Caa - Insurance companies rated Caa offer very poor financial security. They may be in default on their policyholder obligations or there may be present elements of danger with respect to punctual payment of policyholder obligations and claims.

Ca - Insurance companies rated Ca offer extremely poor financial security. Such companies are often in default on their policyholder obligations or have other marked shortcomings.

C - Insurance companies rated C are the lowest-rated class of insurance company and can be regarded as having extremely poor prospects of ever offering financial security.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. Numeric modifiers are used to refer to the ranking within a group with 1 being the highest and 3 being the lowest. However, the financial strength of companies within a generic rating symbol (Aa, for example) is broadly the same.

Fitch IBCA / International Insurance Claims-Paying Ability Ratings

Fitch IBCA credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. Fitch IBCA credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the claims-paying ability of insurance companies and financial guarantors.

AAA - Exceptionally strong claims-paying ability. Insurers assigned this highest rating have an exceptionally strong capacity to meet policyholder obligations and provide policyholder benefits. The impact of any adverse business and economic factors on the claims-paying ability of these insurers is expected to be minimal.

AA - Very strong claims-paying ability. Insurers rated ‘AA’ have a very strong capacity to meet policyholder obligations and provide policyholder benefits. The impact of any adverse business and economic factors on the claims-paying ability of these insurers is expected to be very small.

A - Strong claims-paying ability. Insurers rated ‘A’ have a strong capacity to meet policyholder obligations and provide policyholder benefits. Although adverse business and economic factors may have an impact on the claims-paying ability of these insurers, the effect of such factors is expected to be small.

BBB - Good claims-paying ability. Insurers rated ‘BBB’ have a good capacity to meet policyholder obligations and provide policyholder benefits. However, their claims-paying ability may be more susceptible than that of higher rated insurers to the impact of adverse business and economic factors.

BB - Speculative claims-paying ability. Insurers rated ‘BB’ have a capacity to meet policyholder obligations and provide policyholder benefits which is regarded as speculative. The impact of adverse business and economic factors on their claims-paying ability is considered likely to be more problematic than in the case of higher rated insurers.

B - Vulnerable claims-paying ability. Insurers rated ‘B’ have a vulnerable capacity to meet policyholder obligations and provide policyholder benefits. The impact of adverse business and economic factors on their claims-paying ability is considered likely to be significant.

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CCC, CC, C - Highly vulnerable claims-paying ability. Insurance companies assigned one of these ratings are considered very weak with respect to their capacity to meet policyholder obligations and provide policyholder benefits. The insurer may be under the supervision of an insurance regulator and already may not be making all payments in a timely fashion.

D - Insurers which have been placed in liquidation by insurance regulators and for which policy or claims payments are being controlled, delayed, or reduced.

Notes:

"+" or "-" may be appended to a rating to indicate the relative position of a credit within the rating category. Such suffixes are not added to the ‘AAA’ and ‘D’ categories.

IQ ratings - Fitch IBCA Qualified: Provided for issuers based solely on information in the public domain. These ratings include significant analytical input. Because of the reduced information presented in this process, compared with the full claims-paying ability rating approach, these ratings tend to be conservative and do not employ "+" or "-" qualifiers.

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Appendix A

Proxy voting guidelines of the Putnam funds

The proxy voting guidelines below summarize the funds’ positions on various issues of concern to investors, and give a general indication of how fund portfolio securities will be voted on proposals dealing with particular issues. The funds’ proxy voting service is instructed to vote all proxies relating to fund portfolio securities in accordance with these guidelines, except as otherwise instructed by the Proxy Manager, a member of the Office of the Trustees who is appointed to assist in the coordination and voting of the funds’ proxies.

The proxy voting guidelines are just that – guidelines. The guidelines are not exhaustive and do not address all potential voting issues. Because the circumstances of individual companies are so varied, there may be instances when the funds do not vote in strict adherence to these guidelines. For example, the proxy voting service is expected to bring to the Proxy Manager’s attention proxy questions that are company-specific and of a non-routine nature and that, even if covered by the guidelines, may be more appropriately handled on a case-by-case basis.

Similarly, Putnam Management’s investment professionals, as part of their ongoing review and analysis of all fund portfolio holdings, are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders, and notifying the Proxy Manager of circumstances where the interests of fund shareholders may warrant a vote contrary to these guidelines. In such instances, the investment professionals submit a written recommendation to the Proxy Manager and the person or persons designated by Putnam Management’s Legal and Compliance Department to assist in processing referral items under the funds’ “Proxy Voting Procedures.” The Proxy Manager, in consultation with the funds’ Senior Vice President, Executive Vice President, and/or the Chair of the Board Policy and Nominating Committee, as appropriate, will determine how the funds’ proxies will be voted. When indicated, the Chair of the Board Policy and Nominating Committee may consult with other members of the Committee or the full Board of Trustees.

The following guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals submitted by management and approved and recommended by a company’s board of directors. Part II deals with proposals submitted by shareholders. Part III addresses unique considerations pertaining to non-U.S. issuers.

The Trustees of the Putnam funds are committed to promoting strong corporate governance practices and encouraging corporate actions that enhance shareholder value through the judicious voting of the funds’ proxies. It is the funds’ policy to vote their proxies at all shareholder meetings where it is practicable to do so. In furtherance of this, the funds’ have requested that their securities lending agent recall each domestic issuer’s voting securities that are on loan, in advance of the record date for the issuer’s shareholder meetings, so that the funds may vote at the meetings.

The Putnam funds will disclose their proxy votes not later than August 31 of each year for the most recent 12-month period ended June 30, in accordance with the timetable established by SEC rules.

I. BOARD-APPROVED PROPOSALS

The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself (sometimes referred to as “management proposals”), which have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies and of the funds’ intent to hold corporate boards accountable for their actions in promoting shareholder interests, the funds’ proxies generally will be voted for the decisions reached by majority independent boards of directors, except as otherwise indicated in these guidelines. Accordingly, the funds’ proxies will be voted for board-approved proposals, except as follows:

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Matters relating to the Board of Directors

Uncontested Election of Directors

The funds’ proxies will be voted for the election of a company’s nominees for the board of directors, except as follows:

► The funds will withhold votes from the entire board of directors if

· the board does not have a majority of independent directors,

· the board has not established independent nominating, audit, and compensation committees,

· the board has more than 19 members or fewer than five members, absent special circumstances,

· the board has not acted to implement a policy requested in a shareholder proposal that received the support of a majority of the shares of the company cast at its previous two annual meetings, or

· the board has adopted or renewed a shareholder rights plan (commonly referred to as a “poison pill”) without shareholder approval during the current or prior calendar year.

► The funds will on a case-by-case basis withhold votes from the entire board of directors, or from particular directors as may be appropriate, if the board has approved compensation arrangements for one or more company executives that the funds determine are unreasonably excessive relative to the company’s performance or has otherwise failed to observe good corporate governance practices.

► The funds will withhold votes from any nominee for director:

· who is considered an independent director by the company and who has received compensation within the last three years from the company other than for service as a director (e.g., investment banking, consulting, legal, or financial advisory fees),

· who attends less than 75% of board and committee meetings without valid reasons for the absences (e.g., illness, personal emergency, etc.),

· of a public company (Company A) who is employed as a senior executive of another company (Company B), if a director of Company B serves as a senior executive of Company A (commonly referred to as an “interlocking directorate”), or

· who serves on more than five unaffiliated public company boards (for the purpose of this guideline, boards of affiliated registered investment companies will count as one board).

Commentary:

Board independence: Unless otherwise indicated, for the purposes of determining whether a board has a majority of independent directors and independent nominating, audit, and compensation committees, an “independent director” is a director who (1) meets all requirements to serve as an independent director of a company under the NYSE Corporate Governance Rules (e.g., no material business relationships with the company and no present or recent employment relationship with the company including employment of an immediate family member as an executive officer), and (2) has not within the last three years accepted directly or indirectly any consulting, advisory, or other compensatory fee from the company other than in his or her capacity as a member of the board of directors or any board committee. The funds’ Trustees believe that the recent (i.e., within the last three years) receipt of any amount of compensation for services other than service as a director raises significant independence issues.

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Board size: The funds’ Trustees believe that the size of the board of directors can have a direct impact on the ability of the board to govern effectively. Boards that have too many members can be unwieldy and ultimately inhibit their ability to oversee management performance. Boards that have too few members can stifle innovation and lead to excessive influence by management.

Time commitment: Being a director of a company requires a significant time commitment to adequately prepare for and attend the company’s board and committee meetings. Directors must be able to commit the time and attention necessary to perform their fiduciary duties in proper fashion, particularly in times of crisis. The funds’ Trustees are concerned about over-committed directors. In some cases, directors may serve on too many boards to make a meaningful contribution. This may be particularly true for senior executives of public companies (or other directors with substantially full-time employment) who serve on more than a few outside boards. The funds may withhold votes from such directors on a case-by-case basis where it appears that they may be unable to discharge their duties properly because of excessive commitments.

Interlocking directorships: The funds’ Trustees believe that interlocking directorships are inconsistent with the degree of independence required for outside directors of public companies.

Corporate governance practices: Board independence depends not only on its members’ individual relationships, but also on the board’s overall attitude toward management. Independent boards are committed to good corporate governance practices and, by providing objective independent judgment, enhancing shareholder value. The funds may withhold votes on a case-by-case basis from some or all directors who, through their lack of independence or otherwise, have failed to observe good corporate governance practices or, through specific corporate action, have demonstrated a disregard for the interests of shareholders. Such instances may include cases where a board of directors has approved compensation arrangements for one or more members of management that, in the judgment of the funds’ Trustees, are excessive by reasonable corporate standards relative to the company’s record of performance.

Contested Elections of Directors

► The funds will vote on a case-by-case basis in contested elections of directors.

Classified Boards

► The funds will vote against proposals to classify a board, absent special circumstances indicating that shareholder interests would be better served by this structure.

Commentary: Under a typical classified board structure, the directors are divided into three classes, with each class serving a three-year term. The classified board structure results in directors serving staggered terms, with usually only a third of the directors up for re-election at any given annual meeting. The funds’ Trustees generally believe that it is appropriate for directors to stand for election each year, but recognize that, in special circumstances, shareholder interests may be better served under a classified board structure.

► Other Board-Related Proposals

The funds will generally vote for proposals that have been approved by a majority independent board, and on a case-by-case basis on proposals that have been approved by a board that fails to meet the guidelines’ basic independence standards (i.e., majority of independent directors and independent nominating, audit, and compensation committees).

Executive Compensation

The funds generally favor compensation programs that relate executive compensation to a company’s long-term performance. The funds will vote on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

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► Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for stock option and restricted stock plans that will result in an average annual dilution of 1.67% or less (based on the disclosed term of the plan and including all equity-based plans).

► The funds will vote against stock option and restricted stock plans that will result in an average annual dilution of greater than 1.67% (based on the disclosed term of the plan and including all equity-based plans).

► The funds will vote against any stock option or restricted stock plan where the company’s actual grants of stock options and restricted stock under all equity-based compensation plans during the prior three (3) fiscal years have resulted in an average annual dilution of greater than 1.67%.

► The funds will vote against stock option plans that permit the replacing or repricing of underwater options (and against any proposal to authorize a replacement or repricing of underwater options).

► The funds will vote against stock option plans that permit issuance of options with an exercise price below the stock’s current market price.

► Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for an employee stock purchase plan that has the following features: (1) the shares purchased under the plan are acquired for no less than 85% of their market value; (2) the offering period under the plan is 27 months or less; and (3) dilution is 10% or less.

► The funds will vote for proposals to approve a company’s executive compensation program (i.e., “say on pay” proposals in which the company’s board proposes that shareholders indicate their support for the company’s compensation philosophy, policies, and practices), except that the funds will vote on a case-by-case basis if the company is assigned to the lowest category, through independent third party benchmarking performed by the funds’ proxy voting service, for the correlation of the company’s executive compensation program with its performance.

► The funds will vote for bonus plans under which payments are treated as performance-based compensation that is deductible under Section 162(m) of the Internal Revenue Code of 1986, as amended, except that the funds will vote on a case-by-case basis if any of the following circumstances exist:

the award pool or amount per employee under the plan is unlimited, or the plan’s performance criteria is undisclosed, or

the company is assigned to the lowest category, through independent third party benchmarking performed by the funds’ proxy voting service, for the correlation of the company’s executive compensation program with its performance.

Commentary: Companies should have compensation programs that are reasonable and that align shareholder and management interests over the longer term. Further, disclosure of compensation programs should provide absolute transparency to shareholders regarding the sources and amounts of, and the factors influencing, executive compensation. Appropriately designed equity-based compensation plans can be an effective way to align the interests of long-term shareholders with the interests of management. However, the funds may vote against these or other executive compensation proposals on a case-by-case basis where compensation is excessive by reasonable corporate standards, where a company fails to provide transparent disclosure of executive compensation, or, in some instances, where independent third-party benchmarking indicates that compensation is inadequately correlated with performance, relative to peer companies. (Examples of excessive executive compensation may include, but are not limited to, equity incentive plans that exceed the dilution criteria noted above, excessive perquisites, performance-based compensation programs that do not properly correlate reward and performance, “golden parachutes” or other severance arrangements that present conflicts between management’s interests and the interests of shareholders, and

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“golden coffins” or unearned death benefits.) In voting on a proposal relating to executive compensation, the funds will consider whether the proposal has been approved by an independent compensation committee of the board.

Capitalization

Many proxy proposals involve changes in a company’s capitalization, including the authorization of additional stock, the issuance of stock, the repurchase of outstanding stock, or the approval of a stock split. The management of a company’s capital structure involves a number of important issues, including cash flow, financing needs, and market conditions that are unique to the circumstances of the company. As a result, the funds will vote on a case-by-case basis on board-approved proposals involving changes to a company’s capitalization, except that where the funds are not otherwise withholding votes from the entire board of directors:

► The funds will vote for proposals relating to the authorization and issuance of additional common stock (except where such proposals relate to a specific transaction).

► The funds will vote for proposals to effect stock splits (excluding reverse stock splits).

► The funds will vote for proposals authorizing share repurchase programs.

Commentary: A company may decide to authorize additional shares of common stock for reasons relating to executive compensation or for routine business purposes. For the most part, these decisions are best left to the board of directors and senior management. The funds will vote on a case-by-case basis, however, on other proposals to change a company’s capitalization, including the authorization of common stock with special voting rights, the authorization or issuance of common stock in connection with a specific transaction (e.g., an acquisition, merger or reorganization), or the authorization or issuance of preferred stock. Actions such as these involve a number of considerations that may affect a shareholder’s investment and that warrant a case-by-case determination.

Acquisitions, Mergers, Reincorporations, Reorganizations and Other Transactions

Shareholders may be confronted with a number of different types of transactions, including acquisitions, mergers, reorganizations involving business combinations, liquidations, and the sale of all or substantially all of a company’s assets, which may require their consent. Voting on such proposals involves considerations unique to each transaction. As a result, the funds will vote on a case-by-case basis on board-approved proposals to effect these types of transactions, except as follows:

► The funds will vote for mergers and reorganizations involving business combinations designed solely to reincorporate a company in Delaware.

Commentary: A company may reincorporate into another state through a merger or reorganization by setting up a “shell” company in a different state and then merging the company into the new company. While reincorporation into states with extensive and established corporate laws – notably Delaware – provides companies and shareholders with a more well-defined legal framework, shareholders must carefully consider the reasons for a reincorporation into another jurisdiction, including especially an offshore jurisdiction.

Anti-Takeover Measures

Some proxy proposals involve efforts by management to make it more difficult for an outside party to take control of the company without the approval of the company’s board of directors. These include the adoption of a shareholder rights plan, requiring supermajority voting on particular issues, the adoption of fair price provisions, the issuance of blank check preferred stock, and the creation of a separate class of stock with disparate voting rights. Such proposals may adversely affect shareholder rights, lead to management entrenchment, or create conflicts of interest. As a result, the funds will vote against board-approved proposals to adopt such anti-takeover measures, except as follows:

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► The funds will vote on a case-by-case basis on proposals to ratify or approve shareholder rights plans; and

► The funds will vote on a case-by-case basis on proposals to adopt fair price provisions.

Commentary: The funds’ Trustees recognize that poison pills and fair price provisions may enhance or protect shareholder value under certain circumstances. For instance, where a company has incurred significant operating losses, a shareholder rights plan may be appropriately tailored to protect shareholder value by preserving a company’s net operating losses. Thus, the funds will consider proposals to approve such matters on a case-by-case basis.

Other Business Matters

Many proxies involve approval of routine business matters, such as changing a company’s name, ratifying the appointment of auditors, and procedural matters relating to the shareholder meeting. For the most part, these routine matters do not materially affect shareholder interests and are best left to the board of directors and senior management of the company. The funds will vote for board-approved proposals approving such matters, except as follows:

► The funds will vote on a case-by-case basis on proposals to amend a company’s charter or bylaws (except for charter amendments necessary to effect stock splits, to change a company’s name or to authorize additional shares of common stock).

► The funds will vote against authorization to transact other unidentified, substantive business at the meeting.

► The funds will vote on a case-by-case basis on proposals to ratify the selection of independent auditors if there is evidence that the audit firm’s independence or the integrity of an audit is compromised.

► The funds will vote on a case-by-case basis on other business matters where the funds are otherwise withholding votes for the entire board of directors.

Commentary: Charter and bylaw amendments and the transaction of other unidentified, substantive business at a shareholder meeting may directly affect shareholder rights and have a significant impact on shareholder value. As a result, the funds do not view these items as routine business matters. Putnam Management’s investment professionals and the funds’ proxy voting service may also bring to the Proxy Manager’s attention company-specific items that they believe to be non-routine and warranting special consideration. Under these circumstances, the funds will vote on a case-by-case basis.

The fund’s proxy voting service may identify circumstances that call into question an audit firm’s independence or the integrity of an audit. These circumstances may include recent material restatements of financials, unusual audit fees, egregious contractual relationships, and aggressive accounting policies. The funds will consider proposals to ratify the selection of auditors in these circumstances on a case-by-case basis. In all other cases, given the existence of rules that enhance the independence of audit committees and auditors by, for example, prohibiting auditors from performing a range of non-audit services for audit clients, the funds will vote for the ratification of independent auditors.

II. SHAREHOLDER PROPOSALS

SEC regulations permit shareholders to submit proposals for inclusion in a company’s proxy statement. These proposals generally seek to change some aspect of the company’s corporate governance structure or to change some aspect of its business operations. The funds generally will vote in accordance with the recommendation of the company’s board of directors on all shareholder proposals, except as follows:

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► The funds will vote on a case-by-case basis on shareholder proposals requiring that the chairman’s position be filled by someone other than the chief executive officer.

► The funds will vote for shareholder proposals asking that director nominees receive support from holders of a majority of votes cast or a majority of shares outstanding in order to be (re)elected.

► The funds will vote for shareholder proposals to declassify a board, absent special circumstances which would indicate that shareholder interests are better served by a classified board structure.

► The funds will vote for shareholder proposals to eliminate supermajority vote requirements in the company’s charter documents.

► The funds will vote for shareholder proposals to require shareholder approval of shareholder rights plans.

► The funds will vote for shareholder proposals requiring companies to make cash payments under management severance agreements only if both of the following conditions are met:

· the company undergoes a change in control, and

· the change in control results in the termination of employment for the person receiving the severance payment.

► The funds will vote on a case-by-case basis on shareholder proposals requiring companies to accelerate vesting of equity awards under management severance agreements only if both of the following conditions are met:

· the company undergoes a change in control, and

· the change in control results in the termination of employment for the person receiving the severance payment.

► The funds will vote on a case-by-case basis on shareholder proposals to limit a company’s ability to make excise tax gross-up payments under management severance agreements.

► The funds will vote on a case-by-case basis on shareholder proposals requesting that the board adopt a policy to recoup, in the event of a significant restatement of financial results or significant extraordinary write-off, to the fullest extent practicable, for the benefit of the company, all performance-based bonuses or awards that were paid to senior executives based on the company having met or exceeded specific performance targets to the extent that the specific performance targets were not, in fact, met.

► The funds will vote for shareholder proposals calling for the company to obtain shareholder approval for any future golden coffins or unearned death benefits (payments or awards of unearned salary or bonus, accelerated vesting or the continuation of unvested equity awards, perquisites or other payments or awards in respect of an executive following his or her death), and for shareholder proposals calling for the company to cease providing golden coffins or unearned death benefits.

► The funds will vote for shareholder proposals requiring a company to report on its executive retirement benefits (e.g., deferred compensation, split-dollar life insurance, SERPs and pension benefits).

► The funds will vote for shareholder proposals requiring a company to disclose its relationships with executive compensation consultants (e.g., whether the company, the board or the compensation committee retained the consultant, the types of services provided by the consultant over the past five years, and a list of the consultant’s clients on which any of the company’s executives serve as a director).

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► The funds will vote for shareholder proposals that are consistent with the funds’ proxy voting guidelines for board-approved proposals.

► The funds will vote on a case-by-case basis on other shareholder proposals where the funds are otherwise withholding votes for the entire board of directors.

Commentary: In light of the substantial reforms in corporate governance that are currently underway, the funds’ Trustees believe that effective corporate reforms should be promoted by holding boards of directors – and in particular their independent directors – accountable for their actions, rather than by imposing additional legal restrictions on board governance through piecemeal proposals. Generally speaking, shareholder proposals relating to business operations are often motivated primarily by political or social concerns, rather than the interests of shareholders as investors in an economic enterprise. As stated above, the funds’ Trustees believe that boards of directors and management are responsible for ensuring that their businesses are operating in accordance with high legal and ethical standards and should be held accountable for resulting corporate behavior. Accordingly, the funds will generally support the recommendations of boards that meet the basic independence and governance standards established in these guidelines. Where boards fail to meet these standards, the funds will generally evaluate shareholder proposals on a case-by-case basis. The funds will also consider proposals requiring that the chairman’s position be filled by someone other than the company’s chief executive officer on a case-by-case basis, recognizing that in some cases this separation may advance the company’s corporate governance while in other cases it may be less necessary to the sound governance of the company. The funds will take into account the level of independent leadership on a company’s board in evaluating these proposals.

However, the funds generally support shareholder proposals to implement majority voting for directors, observing that majority voting is an emerging standard intended to encourage directors to be attentive to shareholders’ interests. The funds also generally support shareholder proposals to declassify a board, to eliminate supermajority vote requirements, or to require shareholder approval of shareholder rights plans. The funds’ Trustees believe that these shareholder proposals further the goals of reducing management entrenchment and conflicts of interest, and aligning management’s interests with shareholders’ interests in evaluating proposed acquisitions of the company. The Trustees also believe that shareholder proposals to limit severance payments may further these goals in some instances. In general, the funds favor arrangements in which severance payments are made to an executive only when there is a change in control and the executive loses his or her job as a result. Arrangements in which an executive receives a payment upon a change of control even if the executive retains employment introduce potential conflicts of interest and may distract management focus from the long term success of the company.

In evaluating shareholder proposals that address severance payments, the funds distinguish between cash and equity payments. The funds generally do not favor cash payments to executives upon a change in control transaction if the executive retains employment. However, the funds recognize that accelerated vesting of equity incentives, even without termination of employment, may help to align management and shareholder interests in some instances, and will evaluate shareholder proposals addressing accelerated vesting of equity incentive payments on a case-by-case basis.

When severance payments exceed a certain amount based on the executive’s previous compensation, the payments may be subject to an excise tax. Some compensation arrangements provide for full excise tax gross-ups, which means that the company pays the executive sufficient additional amounts to cover the cost of the excise tax. The funds are concerned that the benefits of providing full excise tax gross-ups to executives may be outweighed by the cost to the company of the gross-up payments. Accordingly, the funds will vote on a case-by-case basis on shareholder proposals to curtail excise tax gross-up payments. The funds generally favor arrangements in which severance payments do not trigger an excise tax or in which the company’s obligations with respect to gross-up payments are limited in a reasonable manner.

The funds’ Trustees believe that performance-based compensation can be an effective tool for aligning management and shareholder interests. However, to fulfill its purpose, performance compensation should only be paid to executives if the performance targets are actually met. A significant restatement of financial results or a significant extraordinary write-off may reveal that executives who were previously paid performance compensation did not actually deliver the required business performance to earn that compensation. In these circumstances, it may be appropriate for the company to recoup this performance compensation. The funds will consider on a case-by-case

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basis shareholder proposals requesting that the board adopt a policy to recoup, in the event of a significant restatement of financial results or significant extraordinary write-off, performance-based bonuses or awards paid to senior executives based on the company having met or exceeded specific performance targets to the extent that the specific performance targets were not, in fact, met. The funds do not believe that such a policy should necessarily disadvantage a company in recruiting executives, as executives should understand that they are only entitled to performance compensation based on the actual performance they deliver.

The funds’ Trustees disfavor golden coffins or unearned death benefits, and the funds will generally support shareholder proposals to restrict or terminate these practices. The Trustees will also consider whether a company’s overall compensation arrangements, taking all of the pertinent circumstances into account, constitute excessive compensation or otherwise reflect poorly on the corporate governance practices of the company. As the Trustees evaluate these matters, they will be mindful of evolving practices and legislation relevant to executive compensation and corporate governance.

The funds’ Trustees also believe that shareholder proposals that are intended to increase transparency, particularly with respect to executive compensation, without establishing rigid restrictions upon a company’s ability to attract and motivate talented executives, are generally beneficial to sound corporate governance without imposing undue burdens. The funds will generally support shareholder proposals calling for reasonable disclosure.

III. VOTING SHARES OF NON-U.S. ISSUERS

Many of the Putnam funds invest on a global basis, and, as a result, they may hold, and have an opportunity to vote, shares in non-U.S. issuers – i.e., issuers that are incorporated under the laws of foreign jurisdictions and whose shares are not listed on a U.S. securities exchange or the NASDAQ stock market.

In many non-U.S. markets, shareholders who vote proxies of a non-U.S. issuer are not able to trade in that company’s stock on or around the shareholder meeting date. This practice is known as “share blocking.” In countries where share blocking is practiced, the funds will vote proxies only with direction from Putnam Management’s investment professionals.

In addition, some non-U.S. markets require that a company’s shares be re-registered out of the name of the local custodian or nominee into the name of the shareholder for the shareholder to be able to vote at the meeting. This practice is known as “share re-registration.” As a result, shareholders, including the funds, are not able to trade in that company’s stock until the shares are re-registered back in the name of the local custodian or nominee following the meeting. In countries where share re-registration is practiced, the funds will generally not vote proxies.

Protection for shareholders of non-U.S. issuers may vary significantly from jurisdiction to jurisdiction. Laws governing non-U.S. issuers may, in some cases, provide substantially less protection for shareholders than do U.S. laws. As a result, the guidelines applicable to U.S. issuers, which are premised on the existence of a sound corporate governance and disclosure framework, may not be appropriate under some circumstances for non-U.S. issuers. However, the funds will vote proxies of non-U.S. issuers in accordance with the guidelines applicable to U.S. issuers, except as follows:

Uncontested Board Elections

Germany

► For companies subject to “co-determination,” the funds will vote on a case by- case basis for the election of nominees to the supervisory board.

► The funds will withhold votes for the election of a former member of the company’s managerial board to chair of the supervisory board.

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Commentary: German corporate governance is characterized by a two-tier board system—a managerial board composed of the company’s executive officers, and a supervisory board. The supervisory board appoints the members of the managerial board. Shareholders elect members of the supervisory board, except that in the case of companies with more than 2,000 employees, company employees are allowed to elect half of the supervisory board members. This “co-determination” practice may increase the chances that the supervisory board of a large German company does not contain a majority of independent members. In this situation, under the Fund’s proxy voting guidelines applicable to U.S. issuers, the funds would vote against all nominees. However, in the case of companies subject to “co-determination,” the Funds will vote for supervisory board members on a case-by-case basis, so that the funds can support independent nominees.

Consistent with the funds’ belief that the interests of shareholders are best protected by boards with strong, independent leadership, the funds will withhold votes for the election of former chairs of the managerial board to chair of the supervisory board.

Japan

► For companies that have established a U.S.-style corporate governance structure, the funds will withhold votes from the entire board of directors if

· the board does not have a majority of outside directors,

· the board has not established nominating and compensation committees composed of a majority of outside directors, or

· the board has not established an audit committee composed of a majority of independent directors.

► The funds will withhold votes for the appointment of members of a company’s board of statutory auditors if a majority of the members of the board of statutory auditors is not independent.

Commentary:

Board structure: Recent amendments to the Japanese Commercial Code give companies the option to adopt a U.S.-style corporate governance structure (i.e., a board of directors and audit, nominating, and compensation committees). The funds will vote for proposals to amend a company’s articles of incorporation to adopt the U.S.-style corporate structure.

Definition of outside director and independent director: Corporate governance principles in Japan focus on the distinction between outside directors and independent directors. Under these principles, an outside director is a director who is not and has never been a director, executive, or employee of the company or its parent company, subsidiaries or affiliates. An outside director is “independent” if that person can make decisions completely independent from the managers of the company, its parent, subsidiaries, or affiliates and does not have a material relationship with the company (i.e., major client, trading partner, or other business relationship; familial relationship with current director or executive; etc.). The guidelines have incorporated these definitions in applying the board independence standards above.

Korea

► The funds will withhold votes from the entire board of directors if

· the board does not have a majority of outside directors,

· the board has not established a nominating committee composed of at least a majority of outside directors, or

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· the board has not established an audit committee composed of at least three members and in which at least two-thirds of its members are outside directors.

Commentary: For purposes of these guidelines, an “outside director” is a director that is independent from the management or controlling shareholders of the company, and holds no interests that might impair performing his or her duties impartially from the company, management or controlling shareholder. In determining whether a director is an outside director, the funds will also apply the standards included in Article 415-2(2) of the Korean Commercial Code (i.e., no employment relationship with the company for a period of two years before serving on the committee, no director or employment relationship with the company’s largest shareholder, etc.) and may consider other business relationships that would affect the independence of an outside director.

Russia

► The funds will vote on a case-by-case basis for the election of nominees to the board of directors.

Commentary: In Russia, director elections are typically handled through a cumulative voting process. Cumulative voting allows shareholders to cast all of their votes for a single nominee for the board of directors, or to allocate their votes among nominees in any other way. In contrast, in “regular” voting, shareholders may not give more than one vote per share to any single nominee. Cumulative voting can help to strengthen the ability of minority shareholders to elect a director.

In Russia, as in some other emerging markets, standards of corporate governance are usually behind those in developed markets. Rather than vote against the entire board of directors, as the funds generally would in the case of a company whose board fails to meet the funds’ standards for independence, the funds may, on a case by case basis, cast all of their votes for one or more independent director nominees. The funds believe that it is important to increase the number of independent directors on the boards of Russian companies to mitigate the risks associated with dominant shareholders.

United Kingdom

► The funds will withhold votes from the entire board of directors if

· the board does not have at least a majority of independent non-executive directors,

· the board has not established a nomination committee composed of a majority of independent non-executive directors, or

· the board has not established compensation and audit committees composed of (1) at least three directors (in the case of smaller companies, two directors) and (2) solely independent non-executive directors, provided that, to the extent permitted under the United Kingdom’s Combined Code on Corporate Governance, the company chairman may serve on (but not serve as chairman of) the compensation and audit committees if the chairman was considered independent upon his or her appointment as chairman.

► The funds will withhold votes from any nominee for director who is considered an independent director by the company and who has received compensation within the last three years from the company other than for service as a director, such as investment banking, consulting, legal, or financial advisory fees.

► The funds will vote for proposals to amend a company’s articles of association to authorize boards to approve situations that might be interpreted to present potential conflicts of interest affecting a director.

Commentary:

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Application of guidelines: Although the United Kingdom’s Combined Code on Corporate Governance (“Combined Code”) has adopted the “comply and explain” approach to corporate governance, the funds’ Trustees believe that the guidelines discussed above with respect to board independence standards are integral to the protection of investors in U.K. companies. As a result, these guidelines will generally be applied in a prescriptive manner.

Definition of independence: For the purposes of these guidelines, a non-executive director shall be considered independent if the director meets the independence standards in section A.3.1 of the Combined Code (i.e., no material business or employment relationships with the company, no remuneration from the company for non-board services, no close family ties with senior employees or directors of the company, etc.), except that the funds do not view service on the board for more than nine years as affecting a director’s independence. Company chairmen in the U.K. are generally considered affiliated upon appointment as chairman due to the nature of the position of chairman. Consistent with the Combined Code, a company chairman who was considered independent upon appointment as chairman: may serve as a member of, but not as the chairman of, the compensation (remuneration) committee; and, in the case of smaller companies, may serve as a member of, but not as the chairman of, the audit committee.

Smaller companies: A smaller company is one that is below the FTSE 350 throughout the year immediately prior to the reporting year.

Conflicts of interest: The Companies Act 2006 requires a director to avoid a situation in which he or she has, or can have, a direct or indirect interest that conflicts, or possibly may conflict, with the interests of the company. This broadly written requirement could be construed to prevent a director from becoming a trustee or director of another organization. Provided there are reasonable safeguards, such as the exclusion of the relevant director from deliberations, the funds believe that the board may approve this type of potential conflict of interest in its discretion.

All other jurisdictions

► The funds will vote for supervisory board nominees when the supervisory board meets the funds’ independence standards, otherwise the funds will vote against supervisory board nominees.

Commentary: Companies in many jurisdictions operate under the oversight of supervisory boards. In the absence of jurisdiction-specific guidelines, the funds will generally hold supervisory boards to the same standards of independence as it applies to boards of directors in the United States.

Contested Board Elections

Italy

► The funds will vote for the management- or board-sponsored slate of nominees if the board meets the funds’ independence standards, and against the management- or board-sponsored slate of nominees if the board does not meet the funds’ independence standards; the funds will not vote on shareholder-proposed slates of nominees.

Commentary: Contested elections in Italy may involve a variety of competing slates of nominees. In these circumstances, the funds will focus their analysis on the board- or management-sponsored slate.

Corporate Governance

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► The funds will vote for proposals to change the size of a board if the board meets the funds’ independence standards, and against proposals to change the size of a board if the board does not meet the funds’ independence standards.

► The funds will vote for shareholder proposals calling for a majority of a company’s directors to be independent of management.

► The funds will vote for shareholder proposals seeking to increase the independence of board nominating, audit, and compensation committees.

► The funds will vote for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

Taiwan

► The funds will vote against proposals to release directors from their non-competition obligations (their obligations not to engage in any business that is competitive with the company), unless the proposal is narrowly drafted to permit directors to engage in a business that is competitive with the company only on behalf of a wholly-owned subsidiary of the company.

Compensation

► The funds will vote for proposals to approve annual directors’ fees, except that the funds will consider these proposals on a case-by-case basis in each case in which the funds’ proxy voting service has recommended a vote against such a proposal.

► The funds will vote for non-binding proposals to approve remuneration reports, except that the funds will vote against proposals to approve remuneration reports that indicate that awards under a long-term incentive plan are not linked to performance targets.

Commentary: Since proposals relating to directors’ fees for non-U.S. issuers generally address relatively modest fees paid to non-executive directors, the funds generally support these proposals, provided that the fees are consistent with directors’ fees paid by the company’s peers and do not otherwise appear unwarranted. Consistent with the approach taken for U.S. issuers, the funds generally favor compensation programs that relate executive compensation to a company’s long-term performance and will support non-binding remuneration reports unless such a correlation is not made.

Capitalization

► The funds will vote for proposals

· to issue additional common stock representing up to 20% of the company’s outstanding common stock, where shareholders do not have preemptive rights, or

· to issue additional common stock representing up to 100% of the company’s outstanding common stock, where shareholders do have preemptive rights.

► The funds will vote for proposals to authorize share repurchase programs that are recommended for approval by the funds’ proxy voting service; otherwise, the funds will vote against such proposals.

Australia

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► The funds will vote for proposals to carve out, from the general cap on non-pro rata share issues of 15% of total equity in a rolling 12-month period, a particular proposed issue of shares or a particular issue of shares made previously within the 12-month period, if the company’s board meets the funds’ independence standards; if the company’s board does not meet the funds’ independence standards, then the funds will vote against these proposals.

Hong Kong

► The funds will vote for proposals to approve a general mandate permitting the company to engage in non-pro rata share issues of up to 20% of total equity in a year if the company’s board meets the funds’ independence standards; if the company’s board does not meet the funds’ independence standards, then the funds will vote against these proposals.

Commentary: In light of the prevalence of certain types of capitalization proposals in Australia and Hong Kong, the funds have adopted guidelines specific to those jurisdictions.

Other Business Matters

► The funds will vote for proposals permitting companies to deliver reports and other materials electronically (e.g., via website posting).

► The funds will vote for proposals permitting companies to issue regulatory reports in English.

► The funds will vote against proposals to shorten shareholder meeting notice periods to fourteen days.

► Commentary: Under Directive 2007/36/EC of the European Parliament and the Council of the European Union, companies have the option to request shareholder approval to set the notice period for special meetings at 14 days provided that certain electronic voting and communication requirements are met. The funds believe that the 14 day notice period is too short to provide overseas shareholders with sufficient time to analyze proposals and to participate meaningfully at special meetings and, as a result, have determined to vote against such proposals.

Germany

► The funds will vote in accordance with the recommendation of the company’s board of directors on shareholder countermotions added to a company’s meeting agenda, unless the countermotion is directly addressed by one of the funds’ other guidelines.

Commentary: In Germany, shareholders are able to add both proposals and countermotions to a meeting agenda. Countermotions, which must correspond to a proposal on the agenda, generally call for shareholders to oppose the existing proposal, although they may also propose separate voting decisions. Countermotions may be proposed by any shareholder and they are typically added throughout the period between the publication of the meeting agenda and the meeting date. This guideline reflects the funds’ intention to focus on the original proposal, which is expected to be presented a reasonable period of time before the shareholder meeting so that the funds will have an appropriate opportunity to evaluate it.

As adopted February 4, 2011

August 30, 2011	II-112

Proxy voting procedures of the Putnam funds

The proxy voting procedures below explain the role of the funds’ Trustees, the proxy voting service and the Proxy Manager, as well as how the process will work when a proxy question needs to be handled on a case-by-case basis, or when there may be a conflict of interest.

The role of the funds’ Trustees

The Trustees of the Putnam funds exercise control of the voting of proxies through their Board Policy and Nominating Committee, which is composed entirely of independent Trustees. The Board Policy and Nominating Committee oversees the proxy voting process and participates, as needed, in the resolution of issues that need to be handled on a case-by-case basis. The Committee annually reviews and recommends, for Trustee approval, guidelines governing the funds’ proxy votes, including how the funds vote on specific proposals and which matters are to be considered on a case-by-case basis. The Trustees are assisted in this process by their independent administrative staff (“Office of the Trustees”), independent legal counsel, and an independent proxy voting service. The Trustees also receive assistance from Putnam Investment Management, LLC (“Putnam Management”), the funds’ investment advisor, on matters involving investment judgments. In all cases, the ultimate decision on voting proxies rests with the Trustees, acting as fiduciaries on behalf of the shareholders of the funds.

The role of the proxy voting service

The funds have engaged an independent proxy voting service to assist in the voting of proxies. The proxy voting service is responsible for coordinating with the funds’ custodians to ensure that all proxy materials received by the custodians relating to the funds’ portfolio securities are processed in a timely fashion. To the extent applicable, the proxy voting service votes all proxies in accordance with the proxy voting guidelines established by the Trustees. The proxy voting service will refer proxy questions to the Proxy Manager (described below) for instructions under circumstances where: (1) the application of the proxy voting guidelines is unclear; (2) a particular proxy question is not covered by the guidelines; or (3) the guidelines call for specific instructions on a case-by-case basis. The proxy voting service is also requested to call to the Proxy Manager’s attention specific proxy questions that, while governed by a guideline, appear to involve unusual or controversial issues. The funds also utilize research services relating to proxy questions provided by the proxy voting service and by other firms.

The role of the Proxy Manager

Each year, a member of the Office of the Trustees is appointed Proxy Manager to assist in the coordination and voting of the funds’ proxies. The Proxy Manager will deal directly with the proxy voting service and, in the case of proxy questions referred by the proxy voting service, will solicit voting recommendations and instructions from the Office of the Trustees, the Chair of the Board Policy and Nominating Committee, and Putnam Management’s investment professionals, as appropriate. The Proxy Manager is responsible for ensuring that these questions and referrals are responded to in a timely fashion and for transmitting appropriate voting instructions to the proxy voting service.

Voting procedures for referral items

As discussed above, the proxy voting service will refer proxy questions to the Proxy Manager under certain circumstances. When the application of the proxy voting guidelines is unclear or a particular proxy question is not covered by the guidelines (and does not involve investment considerations), the Proxy Manager will assist in interpreting the guidelines and, as appropriate, consult with one or more senior staff members of the Office of the Trustees and the Chair of the Board Policy and Nominating Committee on how the funds’ shares will be voted.

August 30, 2011	II-113

For proxy questions that require a case-by-case analysis pursuant to the guidelines or that are not covered by the guidelines but involve investment considerations, the Proxy Manager will refer such questions, through an electronic request form, to Putnam Management’s investment professionals for a voting recommendation. Such referrals will be made in cooperation with the person or persons designated by Putnam Management’s Legal and Compliance Department to assist in processing such referral items. In connection with each such referral item, the Legal and Compliance Department will conduct a conflicts of interest review, as described below under “Conflicts of interest,” and provide electronically a conflicts of interest report (the “Conflicts Report”) to the Proxy Manager describing the results of such review. After receiving a referral item from the Proxy Manager, Putnam Management’s investment professionals will provide a recommendation electronically to the Proxy Manager and the person or persons designated by the Legal and Compliance Department to assist in processing referral items. Such recommendation will set forth (1) how the proxies should be voted; (2) the basis and rationale for such recommendation; and (3) any contacts the investment professionals have had with respect to the referral item with non-investment personnel of Putnam Management or with outside parties (except for routine communications from proxy solicitors). The Proxy Manager will then review the investment professionals’ recommendation and the Conflicts Report with one or more senior staff members of the Office of the Trustees in determining how to vote the funds’ proxies. The Proxy Manager will maintain a record of all proxy questions that have been referred to Putnam Management’s investment professionals, the voting recommendation, and the Conflicts Report.

In some situations, the Proxy Manager and/or one or more senior staff members of the Office of the Trustees may determine that a particular proxy question raises policy issues requiring consultation with the Chair of the Board Policy and Nominating Committee, who, in turn, may decide to bring the particular proxy question to the Committee or the full Board of Trustees for consideration.

Conflicts of interest

Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may exist, for example, if Putnam Management has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any individual with knowledge of a personal conflict of interest (e.g., familial relationship with company management) relating to a particular referral item shall disclose that conflict to the Proxy Manager and the Legal and Compliance Department and otherwise remove himself or herself from the proxy voting process. The Legal and Compliance Department will review each item referred to Putnam Management’s investment professionals to determine if a conflict of interest exists and will provide the Proxy Manager with a Conflicts Report for each referral item that (1) describes any conflict of interest; (2) discusses the procedures used to address such conflict of interest; and (3) discloses any contacts from parties outside Putnam Management (other than routine communications from proxy solicitors) with respect to the referral item not otherwise reported in an investment professional’s recommendation. The Conflicts Report will also include written confirmation that any recommendation from an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

As adopted March 11, 2005 and revised June 12, 2009.

August 30, 2011	II-114

Appendix B

Financial statements (excerpted from the most recent annual report)

August 30, 2011	II-115

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders
Putnam Arizona Tax Exempt Income Fund:

We have audited the accompanying statement of assets and liabilities of Putnam Arizona Tax Exempt Income Fund (the fund), including the fund’s portfolio, as of May 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years or periods in the period then ended. These financial statements and financial highlights are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2011 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam Arizona Tax Exempt Income Fund as of May 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years or periods in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
July 18, 2011

19

The fund’s portfolio 5/31/11

Key to holding’s abbreviations

AGM Assured Guaranty Municipal Corporation	FNMA Coll. Federal National Mortgage
AGO Assured Guaranty, Ltd.	Association Collateralized
AMBAC AMBAC Indemnity Corporation	G.O. Bonds General Obligation Bonds
Cmnwlth. of PR Gtd. Commonwealth of	GNMA Coll. Government National Mortgage
Puerto Rico Guaranteed	Association Collateralized
COP Certificates of Participation	NATL National Public Finance Guarantee Corp.
FGIC Financial Guaranty Insurance Company	U.S. Govt. Coll. U.S. Government Collateralized
FHA Insd. Federal Housing Administration Insured	VRDN Variable Rate Demand Notes
FHLMC Coll. Federal Home Loan Mortgage
Corporation Collateralized

MUNICIPAL BONDS AND NOTES (96.0%)*	Rating**	Principal amount	Value

Arizona (81.6%)
Apache Cnty., Indl. Dev. Auth. Poll. Control Rev.
Bonds (Tucson Elec. Pwr. Co.), Ser. A,
5.85s, 3/1/28	Baa3	$500,000	$500,085

AZ Agricultural Impt. & Pwr. Dist. Elec. Syst.
Rev. Bonds (Salt River), Ser. A, 5s, 1/1/27	Aa1	1,000,000	1,067,430

AZ Game & Fish Dept. and Comm. Rev. Bonds
(AGF Administration Bldg.), 5s, 7/1/21	A3	700,000	735,140

AZ Hlth. Fac. Auth. Rev. Bonds
(Banner Hlth.), Ser. D, 5 1/2s, 1/1/38	A+	1,750,000	1,725,868
(Catholic Hlth. Care West), Ser. D, 5s, 7/1/28	A2	500,000	480,005

AZ Hlth. Fac. Auth. Hlth. Care Ed. Rev. Bonds
(Kirksville College), 5 1/8s, 1/1/30	A–	750,000	734,573

AZ Hlth. Fac. Auth. VRDN (Catholic West Loan
Program), Ser. F, 0.16s, 7/1/35	VMIG1	400,000	400,000

AZ School Fac. Board COP, 5 3/4s, 9/1/22	A1	1,000,000	1,080,960

AZ State COP, Ser. A, AGM, 5s, 10/1/29	AA+	500,000	499,370

AZ State Trans. Board Hwy. Rev. Bonds, Ser. B,
5s, 7/1/31	Aaa	500,000	524,570

AZ State U. Nanotechnology, LLC Lease Rev. Bonds
(Nanotechnology, LLC), Ser. A, AGO, 5s, 3/1/34	AA+	500,000	510,260

AZ Tourism & Sports Auth. Tax Rev. Bonds
(Multi-Purpose Stadium Fac.), Ser. A, NATL,
5s, 7/1/31	A1	1,000,000	883,210

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa
Grande Regl. Med. Ctr.), Ser. A, 7 1/4s, 12/1/19	BB–/P	150,000	148,785

Chandler, Wtr. & Swr. Rev. Bonds, FGIC, NATL,
8s, 7/1/14	Aa1	2,150,000	2,594,792

Cochise Cnty., Indl. Dev. Auth. Rev. Bonds
(Sierra Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BBB+/P	425,000	437,886

Glendale, Indl. Dev. Auth. Rev. Bonds
(Midwestern U.), 5 1/8s, 5/15/40	A–	1,250,000	1,148,638
(John C. Lincoln Hlth. Network), 5s, 12/1/42	BBB	500,000	392,830
(John C. Lincoln Hlth. Network), Ser. B,
5s, 12/1/37	BBB	500,000	401,540

20

MUNICIPAL BONDS AND NOTES (96.0%)* cont.	Rating**	Principal amount	Value

Arizona cont.
Glendale, Pub. Fac. Corp. Rev. Bonds (Western
Loop 101), Ser. A, 7s, 7/1/28	AA	$1,000,000	$1,069,710

Goodyear, Wtr. & Swr. Rev. Bonds (Lien Oblig.),
AGM, 5 1/2s, 7/1/41	AA+	500,000	509,665

Maricopa Cnty. & Phoenix, Indl. Dev. Auth. Mtge.
Rev. Bonds (Single Fam.), Ser. A-2, GNMA Coll.,
FNMA Coll., FHLMC Coll., 5.8s, 7/1/40	Aaa	300,000	301,506

Maricopa Cnty., Indl. Dev. Auth. Hlth. Fac. Rev.
Bonds (Catholic Hlth. Care West), Ser. A, 6s, 7/1/39	A2	1,500,000	1,528,725

Maricopa Cnty., Indl. Dev. Auth. Hosp. Fac. Rev.
Bonds (Samaritan Hlth. Svcs.), Ser. A, NATL,
U.S. Govt. Coll., 7s, 12/1/16 (Escrowed to maturity)	AAA/P	2,250,000	2,698,331

Maricopa Cnty., Poll. Control Rev. Bonds
(El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa2	1,300,000	1,417,637
(Southern CA Edl. Co.), Ser. A, 5s, 6/1/35	A1	650,000	645,509

Maricopa Cnty., Unified School Dist. G.O. Bonds
(No. 60 Higley School Impt.), Ser. C, 5s, 7/1/27	Aa3	1,000,000	1,048,510

McAllister, Academic Village Rev. Bonds (AZ State
U. Hassayampa), 5 1/4s, 7/1/26	AA–	1,000,000	1,060,540

Mesa, Util. Syst. Rev. Bonds, 5s, 7/1/35 ∆	Aa2	500,000	509,900

Mohave Cnty., COP (Mohave Administration Bldg.),
AMBAC, 5 1/4s, 7/1/19	A/P	2,000,000	2,043,160

Navajo Cnty., Poll. Control Corp. Mandatory Put
Bonds (6/1/16), Ser. E, 5 3/4s, 6/1/34	Baa2	800,000	912,888

Phoenix & Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Single Fam.), Ser. 4, GNMA Coll., FNMA Coll.,
FHLMC Coll., 5.8s, 12/1/39	Aaa	260,000	263,253

Phoenix, G.O. Bonds, Ser. B, 5s, 7/1/27	AAA	870,000	884,955

Phoenix, Civic Impt. Corp. Arpt. Rev. Bonds,
Ser. A, 5s, 7/1/40	A1	500,000	481,445

Phoenix, Civic Impt. Corp. Dist. Rev. Bonds
(Civic Plaza), Ser. B, FGIC, NATL
zero %, 7/1/43	AA	1,000,000	897,860
zero %, 7/1/32	AA	1,000,000	940,230

Phoenix, Civic Impt. Corp. Waste Wtr. Syst. Rev.
Bonds, 5 1/2s, 7/1/24	AAA	500,000	557,555

Phoenix, Civic Impt. Corp. Wtr. Syst. Rev. Bonds,
Ser. A, 5s, 7/1/39	AAA	500,000	513,690

Phoenix, Hsg. Mtge. Fin. Corp. Rev. Bonds
(Section 8 Assistances), Ser. A, NATL, FHA
Insd., 6.9s, 1/1/23	BBB	885,000	886,115

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds (Career
Success Schools), 7 1/8s, 1/1/45	BB+	200,000	184,442

Pima Cnty., G.O. Bonds, 5s, 7/1/26	AA–	490,000	524,001

Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Tucson Elec. Pwr. Co.), 5 3/4s, 9/1/29	Baa3	1,200,000	1,207,284
(Horizon Cmnty. Learning Ctr.), 5 1/4s, 6/1/35	BBB	200,000	161,566
(Metro Police Fac.), Ser. A, 5 1/4s, 7/1/31	AA	500,000	510,200
(Providence Day School, Inc.), 5 1/8s, 12/1/40	BBB+	500,000	406,365
(Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	125,000	106,456

21

MUNICIPAL BONDS AND NOTES (96.0%)* cont.	Rating**	Principal amount	Value

Arizona cont.
Pinal Cnty., Elec. Syst. Rev. Bonds (Dist. No.
4), 6s, 12/1/38	BBB+	$500,000	$468,160

Rio Nuevo, Multi-Purpose Fac. Dist. Rev. Bonds,
AGO, 6s, 7/15/19	AA+	1,000,000	1,148,100

Salt Verde, Fin. Corp. Gas Rev. Bonds, 5s, 12/1/37	A	750,000	664,455

Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds
(Scottsdale Hlth. Care), Ser. A, 5 1/4s, 9/1/30	A3	1,500,000	1,500,495

Snowflake, Excise Tax Rev. Bonds, 5s, 7/1/18	A	960,000	989,558

South Campus Group, LLC Student Hsg. Rev. Bonds
(AZ State U. South Campus), NATL, 5 5/8s, 9/1/28	Baa1	1,250,000	1,216,938

Tempe, Indl. Dev. Auth. Sr. Living Rev. Bonds
(Friendship Village), Ser. A, 5 3/8s, 12/1/13	BB–/P	157,000	155,780

U. Med. Ctr. Corp. AZ Hosp. Rev. Bonds
6 1/2s, 7/1/39	Baa1	500,000	510,980
6 1/4s, 7/1/29	Baa1	500,000	506,285
5s, 7/1/35	Baa1	500,000	413,005

U. of AZ Board Regents Syst. Rev. Bonds, Ser. A,
5s, 6/1/35	Aa2	500,000	506,575

Vistancia, Cmnty. Fac. Dist. G.O. Bonds,
4.4s, 7/15/21	A1	1,100,000	1,067,583

Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev.
Bonds (Yavapai Regl. Med. Ctr.), Ser. A,
6s, 8/1/33	Baa2	1,000,000	954,010

Yavapai Cnty., Indl. Dev. Auth. Solid Waste Disp.
Rev. Bonds (Waste Mgmt., Inc.), Ser. A-1,
4.9s, 3/1/28	BBB	500,000	488,790

			47,128,154
Guam (1.3%)
Territory of GU, Govt. Hotel Occupancy Tax Rev.
Bonds, Ser. A, 6s, 11/1/26	BBB+	250,000	256,938

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds
(Section 30), Ser. A, 5 3/4s, 12/1/34	BBB–	250,000	243,715

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. &
Waste Wtr. Syst Rev. Bonds, 5 5/8s, 7/1/40	Ba2	150,000	134,048

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A,
5 1/2s, 10/1/40	BBB	100,000	95,786

			730,487
Puerto Rico (11.2%)
Children’s Trust Fund Tobacco Settlement Rev.
Bonds, 5 1/2s, 5/15/39	BBB	100,000	80,158

Cmnwlth. of PR, G.O. Bonds, Ser. A
6s, 7/1/40	A3	675,000	682,587
5 1/4s, 7/1/22	A3	500,000	506,420

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A, 6s, 7/1/44	Baa1	1,250,000	1,249,925

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env.
Control Facs. Rev. Bonds (Cogen. Fac.-AES),
6 5/8s, 6/1/26	Baa3	1,000,000	1,001,050

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds
(Govt. Fac.)
Ser. P, Cmnwlth. of PR Gtd., 6s, 7/1/20	A3	1,500,000	1,629,750
Ser. I, Cmnwlth. of PR Gtd., 5 1/4s, 7/1/29	A3	225,000	224,469

22

MUNICIPAL BONDS AND NOTES (96.0%)* cont.	Rating**	Principal amount	Value

Puerto Rico cont.
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev.
Bonds, Ser. A
NATL, zero %, 8/1/43	Aa3	$1,500,000	$179,025
zero %, 8/1/31	A+	3,250,000	884,553

			6,437,937
Virgin Islands (1.9%)
VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	150,000	151,157
Ser. A-1, 5s, 10/1/39	Baa2	175,000	153,867
Ser. A, 5s, 10/1/25	Baa2	200,000	199,580
(Hovensa Refinery Fac.), 4.7s, 7/1/22	Baa3	400,000	331,508

VI Tobacco Settlement Fin. Corp. Rev. Bonds,
5s, 5/15/31	Baa3	345,000	269,849

			1,105,961

TOTAL INVESTMENTS

Total investments (cost $53,933,258)			$55,402,539

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from June 1, 2010 through May 31, 2011 (the reporting period).

* Percentages indicated are based on net assets of $57,734,262.

** The Moody’s, Standard & Poor’s or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” The rating of an insured security represents what is believed to be the most recent rating of the insurer’s claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Ratings are not covered by the Report of Independent Registered Public Accounting Firm. Security ratings are defined in the Statement of Additional Information.

∆ Forward commitment, in part or in entirety (Note 1).

The rates shown on Mandatory Put Bonds and VRDN are the current interest rates at the close of the reporting period.

The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):

Utilities	23.2%
Health care	16.6
Local government	13.9
Education	10.5

The fund had the following insurance concentration greater than 10% at the close of the reporting period (as a percentage of net assets):

NATL	17.8%

23

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Municipal bonds and notes	$—	$55,402,539	$—

Totals by level	$—	$55,402,539	$—

The accompanying notes are an integral part of these financial statements.

24

Statement of assets and liabilities 5/31/11

ASSETS

Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $53,933,258)	$55,402,539

Cash	2,120,448

Interest and other receivables	1,129,379

Receivable for shares of the fund sold	7,827

Total assets	58,660,193

LIABILITIES

Distributions payable to shareholders	49,659

Payable for purchases of delayed delivery securities (Note 1)	507,895

Payable for shares of the fund repurchased	207,093

Payable for compensation of Manager (Note 2)	21,604

Payable for investor servicing fees (Note 2)	2,651

Payable for custodian fees (Note 2)	2,069

Payable for Trustee compensation and expenses (Note 2)	57,686

Payable for administrative services (Note 2)	325

Payable for distribution fees (Note 2)	21,667

Other accrued expenses	55,282

Total liabilities	925,931

Net assets	$57,734,262

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$57,825,242

Distributions in excess of net investment income (Note 1)	(49,659)

Accumulated net realized loss on investments (Note 1)	(1,510,602)

Net unrealized appreciation of investments	1,469,281

Total — Representing net assets applicable to capital shares outstanding	$57,734,262

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share ($52,181,213 divided by 5,920,545 shares)	$8.81

Offering price per class A share (100/96.00 of $8.81)*	$9.18

Net asset value and offering price per class B share ($1,067,009 divided by 121,225 shares)**	$8.80

Net asset value and offering price per class C share ($2,095,678 divided by 237,636 shares)**	$8.82

Net asset value and redemption price per class M share ($1,043,212 divided by 118,154 shares)	$8.83

Offering price per class M share (100/96.75 of $8.83)***	$9.13

Net asset value, offering price and redemption price per class Y share
($1,347,150 divided by 152,747 shares)	$8.82

* On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

*** On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

25

Statement of operations Year ended 5/31/11

INTEREST INCOME	$3,271,175

EXPENSES

Compensation of Manager (Note 2)	281,471

Investor servicing fees (Note 2)	33,620

Custodian fees (Note 2)	7,081

Trustee compensation and expenses (Note 2)	5,724

Administrative services (Note 2)	2,143

Distribution fees — Class A (Note 2)	123,768

Distribution fees — Class B (Note 2)	11,933

Distribution fees — Class C (Note 2)	21,188

Distribution fees — Class M (Note 2)	5,663

Auditing	44,580

Other	20,338

Total expenses	557,509

Expense reduction (Note 2)	(3,127)

Net expenses	554,382

Net investment income	2,716,793

Net realized loss on investments (Notes 1 and 3)	(288,003)

Net unrealized depreciation of investments during the year	(1,683,822)

Net loss on investments	(1,971,825)

Net increase in net assets resulting from operations	$744,968

The accompanying notes are an integral part of these financial statements.

26

Statement of changes in net assets

DECREASE IN NET ASSETS	Year ended 5/31/11	Year ended 5/31/10

Operations:
Net investment income	$2,716,793	$2,936,275

Net realized loss on investments	(288,003)	(219,847)

Net unrealized appreciation (depreciation) of investments	(1,683,822)	3,243,072

Net increase in net assets resulting from operations	744,968	5,959,500

Distributions to shareholders (Note 1):
From ordinary income
Taxable net investment income

Class A	(1,295)	(9,848)

Class B	(28)	(452)

Class C	(54)	(223)

Class M	(26)	(184)

Class Y	(27)	(200)

From tax-exempt net investment income
Class A	(2,460,745)	(2,693,238)

Class B	(50,692)	(107,518)

Class C	(73,699)	(49,515)

Class M	(45,028)	(46,884)

Class Y	(59,567)	(51,048)

Redemption fees (Note 1)	1	1

Decrease from capital share transactions (Note 4)	(8,830,137)	(5,872,875)

Total decrease in net assets	(10,776,329)	(2,872,484)

NET ASSETS

Beginning of year	68,510,591	71,383,075

End of year (including distributions in excess of net investment
income of $49,659 and $82,474, respectively)	$57,734,262	$68,510,591

The accompanying notes are an integral part of these financial statements.

27

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss)	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [a]	(in thousands)	(%) [b]	net assets (%)	(%)

Class A
May 31, 2011	$9.06	.38	(.25)	.13	(.38)	—	(.38)	— [c]	$8.81	1.49	$52,181.83		4.30	11
May 31, 2010	8.67	.38	.39	.77	(.38)	—	(.38)	— [c]	9.06	9.08	62,236	.84 [d]	4.27 [d]	18
May 31, 2009	8.94	.38	(.24)	.14	(.39)	(.02)	(.41)	— [c]	8.67	1.76	65,117	.69 [d]	4.49 [d]	26
May 31, 2008	9.09	.37	(.09)	.28	(.38)	(.05)	(.43)	— [c]	8.94	3.17	75,318	.78 [d]	4.15 [d]	42
May 31, 2007	9.11	.37	(.02)	.35	(.37)	— [c]	(.37)	—	9.09	3.94	74,898	.81 [d]	4.07 [d]	21

Class B
May 31, 2011	$9.05	.33	(.26)	.07	(.32)	—	(.32)	— [c]	$8.80	.83	$1,067	1.47	3.64	11
May 31, 2010	8.67	.32	.38	.70	(.32)	—	(.32)	— [c]	9.05	8.27	2,152	1.48 [d]	3.62 [d]	18
May 31, 2009	8.93	.33	(.24)	.09	(.33)	(.02)	(.35)	— [c]	8.67	1.23	3,937	1.33 [d]	3.84 [d]	26
May 31, 2008	9.08	.31	(.09)	.22	(.32)	(.05)	(.37)	— [c]	8.93	2.51	5,224	1.42 [d]	3.50 [d]	42
May 31, 2007	9.10	.31	(.02)	.29	(.31)	— [c]	(.31)	—	9.08	3.28	7,867	1.45 [d]	3.42 [d]	21

Class C
May 31, 2011	$9.06	.31	(.24)	.07	(.31)	—	(.31)	— [c]	$8.82	.79	$2,096	1.62	3.54	11
May 31, 2010	8.68	.31	.38	.69	(.31)	—	(.31)	— [c]	9.06	8.10	1,656	1.63 [d]	3.49 [d]	18
May 31, 2009	8.94	.31	(.23)	.08	(.32)	(.02)	(.34)	— [c]	8.68	1.08	1,085	1.48 [d]	3.72 [d]	26
May 31, 2008	9.09	.30	(.10)	.20	(.30)	(.05)	(.35)	— [c]	8.94	2.33	1,005	1.57 [d]	3.40 [d]	42
May 31, 2007†	9.21	.20	(.12)	.08	(.20)	— [c]	(.20)	—	9.09	.92 *	50	1.06*[d]	2.17*[d]	21

Class M
May 31, 2011	$9.08	.36	(.25)	.11	(.36)	—	(.36)	— [c]	$8.83	1.21	$1,043	1.12	4.02	11
May 31, 2010	8.69	.35	.40	.75	(.36)	—	(.36)	— [c]	9.08	8.77	1,199	1.13 [d]	3.98 [d]	18
May 31, 2009	8.95	.36	(.24)	.12	(.36)	(.02)	(.38)	— [c]	8.69	1.58	1,151	.98 [d]	4.21 [d]	26
May 31, 2008	9.11	.35	(.11)	.24	(.35)	(.05)	(.40)	— [c]	8.95	2.76	1,148	1.07 [d]	3.85 [d]	42
May 31, 2007	9.12	.35	(.01)	.34	(.35)	— [c]	(.35)	—	9.11	3.76	1,313	1.10 [d]	3.78 [d]	21

Class Y
May 31, 2011	$9.06	.40	(.24)	.16	(.40)	—	(.40)	— [c]	$8.82	1.80	$1,347.62		4.52	11
May 31, 2010	8.68	.40	.38	.78	(.40)	—	(.40)	— [c]	9.06	9.20	1,267	.63 [d]	4.51 [d]	18
May 31, 2009	8.94	.40	(.24)	.16	(.40)	(.02)	(.42)	— [c]	8.68	2.10	93	.48 [d]	4.78 [d]	26
May 31, 2008††	8.99	.16	(.04)	.12	(.17)	—	(.17)	—	8.94	1.32 *	91	.24*[d]	1.84*[d]	42

* Not annualized.

† For the period October 3, 2006 (commencement of operations) to May 31, 2007.

†† For the period January 2, 2008 (commencement of operations) to May 31, 2008.

a Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

b Includes amounts paid through expense offset arrangements (Note 2).

c Amount represents less than $0.01 per share.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts (Note 2):

	5/31/10	5/31/09	5/31/08	5/31/07

Class A	0.07%	0.28%	0.17%	0.15%

Class B	0.07	0.28	0.17	0.15

Class C	0.07	0.28	0.17	0.11

Class M	0.07	0.28	0.17	0.15

Class Y	0.07	0.28	0.09	N/A

The accompanying notes are an integral part of these financial statements.

28	29

Notes to financial statements 5/31/11

Note 1: Significant accounting policies

Putnam Arizona Tax Exempt Income Fund (the fund), is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The investment objective of the fund is to seek as high a level of current income exempt from federal income tax and Arizona personal income tax as Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, believes is consistent with preservation of capital by investing in a portfolio primarily consisting of investment-grade tax-exempt securities issued in the state of Arizona with intermediate- to long-term maturities. The fund may be affected by economic and political developments in the state of Arizona.

The fund offers class A, class B, class C, class M and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 4.00% and 3.25%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. The expenses for class A, class B, class C, and class M shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, and class M shares, but do not bear a distribution fee. Class Y shares are not available to all investors.

Prior to August 2, 2010, a 1.00% redemption fee applied to certain shares that were redeemed (either by selling or exchanging into another fund) within 7 days of purchase. The redemption fee was accounted for as an addition to paid-in-capital. Effective August 2, 2010, this redemption fee no longer applies to shares redeemed.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Unless otherwise noted, the “reporting period” represents the period from June 1, 2010 through May 31, 2011.

A) Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

30

B) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis. The premium in excess of the call price, if any, is amortized to the call date; thereafter, any remaining premium is amortized to maturity.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

C) Interfund lending Effective July 2010, the fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the Securities and Exchange Commission (the SEC). This program allows the fund to borrow from other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

D) Line of credit Effective July 2010, the fund participates, along with other Putnam funds, in a $285 million unsecured committed line of credit and a $165 million unsecured uncommitted line of credit, both provided by State Street Bank and Trust Company (State Street). Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.03% of the committed line of credit and $100,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.15% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

E) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

At May 31, 2011, the fund had a capital loss carryover of $1,073,449 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover	Expiration

$359,383	May 31, 2017

603,031	May 31, 2018

111,035	May 31, 2019

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer to its fiscal year ending May 31, 2012 $271,703 of losses recognized during the period from November 1, 2010 to May 31, 2011.

31

F) Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences of post-October loss deferrals, dividends payable and straddle loss deferrals. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the reporting period ended, the fund reclassified $7,183 to decrease distributions in excess of net investment income and $17,913 to decrease paid-in-capital, with a decrease to accumulated net realized losses of $10,730.

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$2,440,710
Unrealized depreciation	(971,429)

Net unrealized appreciation	1,469,281
Capital loss carryforward	(1,073,449)
Post-October loss	(271,703)
Cost for federal income tax purposes	$53,933,258

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.590%	of the first $5 billion,
0.540%	of the next $5 billion,
0.490%	of the next $10 billion,
0.440%	of the next $10 billion,
0.390%	of the next $50 billion,
0.370%	of the next $50 billion,
0.360%	of the next $100 billion,
0.355%	of any excess thereafter.

Putnam Management has contractually agreed, through June 30, 2012, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Management had also contractually agreed, through July 31, 2010, to limit the management fee for the fund to an annual rate of 0.452% of the fund’s average net assets. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Effective September 30, 2010, Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

32

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing based on the fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. Investor servicing fees will not exceed an annual rate of 0.375% of the fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $3,127 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $32, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at the annual rate of 0.85%, 1.00% and 0.50% of the average net assets for class B, class C and class M shares, respectively. For class A shares, the annual payment rate will equal the weighted average of (i) 0.20% on the net assets of the fund attributable to class A shares purchased and paid for prior to April 1, 2005 and (ii) 0.25% on all other net assets of the fund attributable to class A shares.

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $7,218 and no monies from the sale of class A and class M shares, respectively, and received $2,901 and $301 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received no monies on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $7,017,904 and $15,219,474, respectively. There were no purchases or proceeds from sales of long-term U.S. government securities.

33

Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	Year ended 5/31/11		Year ended 5/31/10

Class A	Shares	Amount	Shares	Amount

Shares sold	420,620	$3,773,388	538,171	$4,796,675

Shares issued in connection with
reinvestment of distributions	195,494	1,743,514	199,580	1,774,013

	616,114	5,516,902	737,751	6,570,688

Shares repurchased	(1,564,395)	(13,823,780)	(1,375,530)	(12,147,361)

Net decrease	(948,281)	$(8,306,878)	(637,779)	$(5,576,673)

	Year ended 5/31/11		Year ended 5/31/10

Class B	Shares	Amount	Shares	Amount

Shares sold	3,870	$35,525	17,972	$159,923

Shares issued in connection with
reinvestment of distributions	3,950	35,235	6,788	60,211

	7,820	70,760	24,760	220,134

Shares repurchased	(124,356)	(1,124,146)	(241,264)	(2,127,066)

Net decrease	(116,536)	$(1,053,386)	(216,504)	$(1,906,932)

	Year ended 5/31/11		Year ended 5/31/10

Class C	Shares	Amount	Shares	Amount

Shares sold	102,244	$936,180	78,059	$687,169

Shares issued in connection with
reinvestment of distributions	5,098	45,339	3,078	27,414

	107,342	981,519	81,137	714,583

Shares repurchased	(52,440)	(458,104)	(23,468)	(211,880)

Net increase	54,902	$523,415	57,669	$502,703

	Year ended 5/31/11		Year ended 5/31/10

Class M	Shares	Amount	Shares	Amount

Shares sold	66	$566	—	$—

Shares issued in connection with
reinvestment of distributions	3,433	30,668	3,590	31,976

	3,499	31,234	3,590	31,976

Shares repurchased	(17,439)	(152,143)	(4,001)	(35,770)

Net decrease	(13,940)	$(120,909)	(411)	$(3,794)

	Year ended 5/31/11		Year ended 5/31/10

Class Y	Shares	Amount	Shares	Amount

Shares sold	96,615	$867,615	160,796	$1,396,437

Shares issued in connection with
reinvestment of distributions	4,157	36,940	1,170	10,441

	100,772	904,555	161,966	1,406,878

Shares repurchased	(87,838)	(776,934)	(32,894)	(295,057)

Net increase	12,934	$127,621	129,072	$1,111,821

34

At the close of the reporting period, Putnam Investments, LLC owned 1,303 class Y shares of the fund (0.85% of class Y shares outstanding), valued at $11,492.

Note 5: Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Note 6: Market and credit risk

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

35

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of
Putnam Massachusetts Tax Exempt Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Massachusetts Tax Exempt Income Fund (the “fund”) at May 31, 2011, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at May 31, 2011 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 14, 2011

The fund’s portfolio 5/31/11

Key to holding’s abbreviations
AGM Assured Guaranty Municipal Corporation	G.O. Bonds General Obligation Bonds
AGO Assured Guaranty, Ltd.	GNMA Coll. Government National Mortgage
AMBAC AMBAC Indemnity Corporation	Association Collateralized
Cmnwlth. of PR Gtd. Commonwealth of	IFB Inverse Floating Rate Bonds
Puerto Rico Guaranteed	NATL National Public Finance Guarantee Corp.
FGIC Financial Guaranty Insurance Company	SGI Syncora Guarantee, Inc.
FRB Floating Rate Bonds	VRDN Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (98.2%)*	Rating**	Principal amount	Value

Guam (0.7%)
Territory of GU, Govt. Wtr. Wks. Auth. Wtr. &
Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	Ba2	$600,000	$536,190

Territory of GU, Rev. Bonds, Ser. A,
5 3/8s, 12/1/24	BBB–	1,000,000	1,001,680

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A,
5 1/2s, 10/1/40	BBB	500,000	478,930

			2,016,800
Massachusetts (86.6%)
Boston, Indl. Dev. Fin. Auth. Rev. Bonds
(Springhouse, Inc.), 6s, 7/1/28	BB–/P	2,150,000	1,851,387

Boston, Indl. Dev. Fin. Auth. Swr. Fac. Rev.
Bonds (Harbor Elec. Energy Co.), 7 3/8s, 5/15/15	Aa3	2,755,000	2,764,808

Boston, Wtr. & Swr. Comm. Rev. Bonds, Ser. A,
5 3/4s, 11/1/13	Aa1	2,015,000	2,140,696

Framingham, Hsg. Auth. Rev. Bonds
(Beaver Terrace), Ser. A, GNMA Coll.,
6.35s, 2/20/32	AA+	2,100,000	2,207,058

Hampden & Wilbraham, Regl. School Dist. G.O.
Bonds, 5s, 2/15/41	Aa3	2,000,000	2,007,480

Lowell, G.O. Bonds, Ser. A, SGI, 5s, 9/15/22	Aa2	1,750,000	1,896,598

MA Bay Trans. Auth. Sales Tax Rev. Bonds
Ser. C, 5 1/2s, 7/1/16	AAA	2,975,000	3,562,741
Ser. A, 5s, 7/1/31	AAA	3,390,000	3,760,188

MA Dev. Fin. Agcy. Sr. Living Fac. Rev. Bonds
(Groves-Lincoln), Ser. A, 7 7/8s, 6/1/44	BB–/P	1,650,000	1,659,191

MA Edl. Fin. Auth. Rev. Bonds, Ser. B,
5.7s, 1/1/31	AA	2,395,000	2,396,485

MA State G.O. Bonds
Ser. C, AMBAC, 5s, 8/1/37	Aa1	2,000,000	2,052,080
(Construction Loan), Ser. A, 5s, 8/1/27	Aa1	2,000,000	2,164,780

MA State College Bldg. Auth. Rev. Bonds
Ser. B, SGI, 5 1/2s, 5/1/28	Aa2	4,000,000	4,639,560
Ser. A, AGO, 5s, 5/1/28	AA+	2,270,000	2,395,985

MUNICIPAL BONDS AND NOTES (98.2%)* cont.	Rating**	Principal amount	Value

Massachusetts cont.
MA State Dept. Trans. Rev. Bonds (Metro Hwy.
Syst.), Ser. B
5s, 1/1/37	A	$2,250,000	$2,208,488
5s, 1/1/32	A3	1,840,000	1,852,696

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB	575,000	622,213
(Tufts Med. Ctr.), Ser. I, 7 1/4s, 1/1/32	BBB	2,000,000	2,121,660
(Lasell College), 6 3/4s, 7/1/31	BB+/P	30,000	30,011
(Linden Ponds, Inc. Fac.), Ser. A,
5 3/4s, 11/15/42	BB/P	1,900,000	1,050,681
(WGBH Edl. Foundation), Ser. A, AMBAC,
5 3/4s, 1/1/42	A	5,000,000	5,020,300
(Linden Ponds, Inc.), Ser. A, 5 3/4s, 11/15/35	BB/P	600,000	338,046
(Boston Biomedical Research), 5 3/4s, 2/1/29	Ba1	1,750,000	1,526,823
(Hampshire College), 5.7s, 10/1/34	Baa2	1,315,000	1,219,097
(Hampshire College), 5 5/8s, 10/1/24	Baa2	1,000,000	1,003,070
(Emerson College), Ser. A, 5 1/2s, 1/1/30	A–	900,000	917,208
(New England Conservatory of Music),
5 1/4s, 7/1/38	Baa1	3,000,000	2,704,200
(Simmons College), Ser. H, SGI, 5 1/4s, 10/1/33	Baa1	1,000,000	911,740
(Lesley U.), Ser. B-1, AGM, 5 1/4s, 7/1/33	AA+	2,000,000	2,020,180
(Wheelock College), Ser. C, 5 1/4s, 10/1/29	BBB	1,100,000	1,047,673
(Carleton-Willard Village), 5 1/4s, 12/1/25	A–	700,000	680,631
(Suffolk U.), 5 1/8s, 7/1/40	Baa2	1,500,000	1,307,445
(Middlesex School), 5 1/8s, 9/1/23	A1	1,000,000	1,026,670
(Emerson College), Ser. A, 5s, 1/1/40	A–	3,400,000	3,193,518
(Boston College), Ser. P, 5s, 7/1/38	Aa3	2,000,000	2,021,840
(Brandeis U.), Ser. 0-1, 5s, 10/1/35	A1	1,000,000	999,930
(MA College Pharmacy Allied), Ser. E, AGO,
5s, 7/1/31	AA+	2,000,000	2,020,800
(Boston U.), Ser. V-1, 5s, 10/1/29	A2	2,000,000	2,051,920
(Boston College), Ser. Q-1, 5s, 7/1/29	Aa3	1,050,000	1,112,171
(Mount Holyoke College), 5s, 7/1/28	Aa3	3,000,000	3,166,200
(Holy Cross College), Ser. B, 5s, 9/1/25	Aa3	1,500,000	1,620,870
(First Mtge. — Orchard Cove), 5s, 10/1/19	BB/P	550,000	496,876
(First Mtge. — Orchard Cove), 5s, 10/1/18	BB/P	515,000	475,572
(WGBH Edl. Foundation), Ser. B, AGO,
zero %, 1/1/29	AAA	2,000,000	865,840
(WGBH Edl. Foundation), Ser. B, AGO,
zero %, 1/1/28	AAA	2,000,000	919,920

MA State Dev. Fin. Agcy. Solid Waste Disp. FRB
(Dominion Energy Brayton Point), 5s, 2/1/36	A–	1,000,000	927,780

MA State Dev. Fin. Agcy. Solid Waste Disp.
Mandatory Put Bonds (5/1/19) (Dominion Energy
Brayton 1), Ser. 1, 5 3/4s, 12/1/42	A–	950,000	1,030,902

MA State Hlth. & Edl. Fac. Auth. Rev. Bond, IFB,
NATL, 5.24s, 7/1/18 (Prerefunded 7/1/11)	Baa1	2,000,000	2,007,880

MUNICIPAL BONDS AND NOTES (98.2%)* cont.	Rating**	Principal amount	Value

Massachusetts cont.
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Quincy Med. Ctr.), Ser. A, 6 1/2s, 1/15/38	B+/P	$1,000,000	$845,210
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	Baa1	3,125,000	3,150,313
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31	BBB+	1,300,000	1,257,789
(Harvard U.), Ser. N, 6 1/4s, 4/1/20	Aaa	5,000,000	6,495,250
(Hlth. Care Syst.-Covenant Hlth.), 6s, 7/1/31	A	2,370,000	2,388,391
(Partners Hlth. Care Syst.), Ser. C, 6s, 7/1/15	Aa2	75,000	75,997
(Suffolk U.), Ser. A, 5 3/4s, 7/1/39	Baa2	3,000,000	2,882,880
(Baystate Med. Ctr.), Ser. I, 5 3/4s, 7/1/36	A+	2,000,000	1,943,040
(Partners Hlth. Care Syst.), Ser. C,
5 3/4s 7/1/32	Aa2	150,000	151,395
(Baystate Med. Ctr.), Ser. F, 5.7s, 7/1/27	A+	1,000,000	1,003,360
(Springfield College), 5 5/8s, 10/15/40	Baa1	2,000,000	1,896,860
(Harvard U.), Ser. A, 5 1/2s, 11/15/36	Aaa	2,185,000	2,389,887
(Cape Cod Hlth. Care), Ser. B, 5.45s, 11/15/23	BBB+	2,600,000	2,535,728
(Milton Hosp.), Ser. D, 5 3/8s, 7/1/35	BB–	2,065,000	1,654,664
(Jordan Hosp.), Ser. D, 5 3/8s, 10/1/28	BB–	3,000,000	2,493,600
(Care Group), Ser. B-1, NATL, 5 3/8s, 2/1/27	A3	1,030,000	1,003,859
(Care Group), Ser. B-2, NATL, 5 3/8s, 2/1/27	A3	1,000,000	974,620
(Boston College), Ser. K, 5 3/8s, 6/1/14	Aa3	2,305,000	2,447,979
(Lesley U.), Ser. A, AGO, 5 1/4s, 7/1/39	AA+	1,000,000	1,007,150
(Winchester Hosp.), 5 1/4s, 7/1/38	BBB+	2,225,000	1,920,620
(Lahey Clinic Med. Ctr.), Ser. D, 5 1/4s, 8/15/28	A+	3,000,000	2,996,400
(Dana-Farber Cancer Inst.), Ser. K,
5 1/4s, 12/1/27	A1	2,500,000	2,611,700
(MA Inst. of Tech.), Ser. I-1, 5.2s, 1/1/28	Aaa	10,000,000	11,942,500
(Care Group), Ser. E-1, 5 1/8s, 7/1/38	A3	1,000,000	882,320
(Fisher College), Ser. A, 5 1/8s, 4/1/37	BBB–	755,000	612,169
(Lowell Gen. Hosp.), Ser. C, 5 1/8s, 7/1/35	Baa1	725,000	587,185
(Wheaton Coll.), Ser. F, 5s, 1/1/41	A2	3,000,000	2,936,370
(Partners Hlth. Care Syst.), Ser. J-1, 5s, 7/1/39	Aa2	1,500,000	1,458,045
(Southcoast Hlth. Oblig.), Ser. D, 5s, 7/1/39	A2	1,500,000	1,379,250
(Harvard U.), Ser. B, 5s, 10/1/38	Aaa	500,000	519,180
(MA Inst. of Tech.), Ser. A, 5s, 7/1/38	Aaa	2,250,000	2,329,718
(Berklee College of Music), Ser. A, 5s, 10/1/37	A2	1,750,000	1,722,175
(Milford Regl. Med.), Ser. E, 5s, 7/15/37	Baa3	850,000	677,238
(Sterling & Francine Clark), Ser. A, 5s, 7/1/36	Aa2	1,000,000	1,018,350
(Harvard U.), 5s, 7/15/35	Aaa	2,750,000	2,834,343
(Milford Regl. Med.), Ser. E, 5s, 7/15/32	Baa3	1,175,000	958,906
(Care Group), Ser. E-1, 5s, 7/1/28	A3	1,730,000	1,616,339
(Northeastern U.), Ser. R, 5s, 10/1/26	A2	1,165,000	1,196,560
(Worcester City Campus Corp.), Ser. E, FGIC,
NATL, 5s, 10/1/26	A+	2,000,000	2,075,560
(Milford Regl. Med.), Ser. E, 5s, 7/15/22	Baa3	1,800,000	1,727,226
(Fisher College), Ser. A, 5s, 4/1/22	BBB–	1,110,000	1,057,253

MA State Hlth. & Edl. Fac. Auth. VRDN
(Museum of Fine Arts), Ser. A2, 0.13s, 12/1/37	VMIG1	2,500,000	2,500,000
(Harvard U.), Ser. R, 0.07s, 11/1/49	VMIG1	9,825,000	9,825,000

MA State Hsg. Fin. Agcy. FRB (Single Fam. Hsg.),
Ser. 126, 4.7s, 6/1/38	Aa2	1,880,000	1,679,442

MUNICIPAL BONDS AND NOTES (98.2%)* cont.	Rating**	Principal amount	Value

Massachusetts cont.
MA State Hsg. Fin. Agcy. Rev. Bonds
Ser. C, 5.35s, 12/1/42	Aa3	$1,500,000	$1,459,935
(Single Fam.), Ser. 139, 5 1/8s, 12/1/28	Aa2	1,000,000	1,007,890
Ser. D, 5.05s, 6/1/40	Aa3	1,685,000	1,693,796
(Single Fam.), Ser. 153, 4 3/4s, 12/1/27	Aa2	890,000	842,643

MA State Indl. Fin. Agcy. Rev. Bonds
(American Hingham, Wtr. Treatment),
6 3/4s, 12/1/25	BBB+/P	4,520,000	4,519,910
(1st Mtge. Berkshire Retirement), Ser. A,
6 5/8s, 7/1/16	BBB	3,340,000	3,351,890

MA State Port Auth. Rev. Bonds
Ser. A, 5s, 7/1/34	Aa3	3,500,000	3,581,935
Ser. A, NATL, 5s, 7/1/33	Aa3	2,400,000	2,415,408
Ser. C, AGM, 5s, 7/1/27	AA+	5,000,000	5,088,893
Ser. A, AMBAC, 5s, 7/1/26	Aa3	3,000,000	3,125,520

MA State Port Auth. Special Fac. Rev. Bonds
(BOSFUEL), FGIC, NATL, 5s, 7/1/27	A3	2,500,000	2,424,675

MA State School Bldg. Auth. Dedicated Sales Tax
Rev. Bonds, Ser. A, AGM
5s, 8/15/26	Aa1	6,000,000	6,314,820
5s, 8/15/23	Aa1	5,000,000	5,367,100

MA State Wtr. Poll. Abatement Trust Rev. Bonds
Ser. 5, 5 3/8s, 8/1/27	Aaa	4,490,000	4,502,886
Ser. 14, 5s, 8/1/32	Aaa	4,000,000	4,284,600
Ser. 13, 5s, 8/1/26	Aaa	1,000,000	1,091,120

MA State Wtr. Resource Auth. Rev. Bonds
Ser. A, 6 1/2s, 7/15/19 (Escrowed to maturity)	Aa1	5,500,000	6,707,250
Ser. A, NATL, 5s, 8/1/29	Aa1	4,000,000	4,124,640
Ser. A, NATL, 5s, 8/1/29	Aa1	3,225,000	3,393,990
Ser. A, NATL, 5s, 8/1/27	Aa1	1,500,000	1,596,285
Ser. B, AMBAC, 5s, 8/1/26	Aa1	2,000,000	2,155,640

Milford, G.O. Bonds, AGM, 5 1/8s, 12/15/24	Aa2	2,475,000	2,718,639

Norwell, G.O. Bonds, AMBAC, 5s, 2/15/25	AAA	1,000,000	1,046,520

			254,497,694
Puerto Rico (10.4%)
Children’s Trust Fund Tobacco Settlement
Rev. Bonds
5 1/2s, 5/15/39	BBB	1,800,000	1,442,844
5 3/8s, 5/15/33	BBB	1,995,000	1,726,094

Cmnwlth. of PR, G.O. Bonds, Ser. A, 5 1/4s, 7/1/26	A3	1,620,000	1,598,357

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A
6s, 7/1/44	Baa1	4,250,000	4,249,745
6s, 7/1/38	Baa1	1,250,000	1,254,925

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds
Ser. XX, 5 1/4s, 7/1/40	A3	3,000,000	2,809,230
Ser. CCC, 5s, 7/1/28	A3	2,000,000	1,926,520
Ser. TT, 5s, 7/1/27	A3	1,350,000	1,310,742

MUNICIPAL BONDS AND NOTES (98.2%)* cont.	Rating**	Principal amount	Value

Puerto Rico cont.
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. AA-2, 5.3s, 7/1/35	A2	$525,000	$487,856
Ser. L, AMBAC, 5 1/4s, 7/1/38	A3	3,250,000	2,974,140
Ser. K, 5s, 7/1/30	A3	1,500,000	1,401,915
Ser. I, FGIC, 5s, 7/1/25	A3	3,000,000	2,978,940

Cmnwlth. of PR, Pub. Bldg. Auth. Mandatory Put
Bonds (7/1/17) (Govt. Fac.), Ser. M-2,
5 3/4s, 7/1/34	A3	1,500,000	1,608,555

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds
(Govt. Fac.), Ser. I, Cmnwlth. of PR Gtd.,
5 1/4s, 7/1/29	A3	685,000	683,383

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 6s, 8/1/42	A1	2,250,000	2,308,118
Ser. C, 5 1/4s, 8/1/41	A1	1,750,000	1,661,170

			30,422,534
Virgin Islands (0.5%)
VI Pub. Fin. Auth. Rev. Bonds, Ser. A
6s, 10/1/39	Baa3	600,000	604,626
5s, 10/1/25	Baa2	850,000	848,215

			1,452,841

TOTAL INVESTMENTS

Total investments (cost $282,066,888)			$288,389,869

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from June 1, 2010 through May 31, 2011 (the reporting period).

* Percentages indicated are based on net assets of $293,816,383.

** The Moody’s, Standard & Poor’s or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer’s claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Ratings are not covered by the Report of Independent Registered Public Accounting Firm. Security ratings are defined in the Statement of Additional Information.

The rates shown on FRB, Mandatory Put Bonds and VRDN are the current interest rates at the close of the reporting period.

The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.

The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.

The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):

Education	30.7%
Health care	16.4
Utilities	15.3

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting  period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Municipal bonds and notes	$—	$288,389,869	$ —

Totals by level	$—	$288,389,869	$—

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities 5/31/11

ASSETS

Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $282,066,888)	$288,389,869

Cash	159,868

Interest and other receivables	5,009,624

Receivable for shares of the fund sold	420,509

Receivable for investments sold	760,000

Total assets	294,739,870

LIABILITIES

Distributions payable to shareholders	285,779

Payable for shares of the fund repurchased	244,893

Payable for compensation of Manager (Note 2)	108,888

Payable for investor servicing fees (Note 2)	13,356

Payable for custodian fees (Note 2)	3,581

Payable for Trustee compensation and expenses (Note 2)	74,028

Payable for administrative services (Note 2)	1,617

Payable for distribution fees (Note 2)	116,784

Payable for auditing	55,239

Other accrued expenses	19,322

Total liabilities	923,487

Net assets	$293,816,383

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1, 4 and 5)	$286,424,194

Undistributed net investment income (Note 1)	397,642

Accumulated net realized gain on investments (Note 1)	671,566

Net unrealized appreciation of investments	6,322,981

Total — Representing net assets applicable to capital shares outstanding	$293,816,383

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($245,228,107 divided by 26,331,128 shares)	$9.31

Offering price per class A share (100/96.00 of $9.31)*	$9.70

Net asset value and offering price per class B share ($4,526,049 divided by 486,545 shares)**	$9.30

Net asset value and offering price per class C share ($26,305,575 divided by 2,820,422 shares)**	$9.33

Net asset value and redemption price per class M share ($3,254,723 divided by 349,528 shares)	$9.31

Offering price per class M share (100/96.75 of $9.31)***	$9.62

Net asset value, offering price and redemption price per class Y share
($14,501,929 divided by 1,553,634 shares)	$9.33

* On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

*** On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations Year ended 5/31/11

INTEREST INCOME	$15,183,818

EXPENSES

Compensation of Manager (Note 2)	$1,340,003

Investor servicing fees (Note 2)	160,824

Custodian fees (Note 2)	6,938

Trustee compensation and expenses (Note 2)	26,966

Administrative services (Note 2)	10,221

Distribution fees — Class A (Note 2)	561,247

Distribution fees — Class B (Note 2)	58,462

Distribution fees — Class C (Note 2)	270,308

Distribution fees — Class M (Note 2)	18,528

Other	117,784

Total expenses	2,571,281

Expense reduction (Note 2)	(2,452)

Net expenses	2,568,829

Net investment income	12,614,989

Net realized gain on investments (Notes 1 and 3)	971,154

Net unrealized depreciation of investments during the year	(8,815,243)

Net loss on investments	(7,844,089)

Net increase in net assets resulting from operations	$4,770,900

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets

INCREASE (DECREASE) IN NET ASSETS	Year ended 5/31/11	Year ended 5/31/10

Operations:
Net investment income	$12,614,989	$11,896,496

Net realized gain on investments	971,154	1,177,006

Net unrealized appreciation (depreciation) of investments	(8,815,243)	14,782,505

Net increase in net assets resulting from operations	4,770,900	27,856,007

Distributions to shareholders (Note 1):
From ordinary income
Taxable net investment income

Class A	(5,455)	(215,957)

Class B	(140)	(11,112)

Class C	(632)	(16,386)

Class M	(80)	(3,479)

Class Y	(311)	(12,288)

From tax-exempt net investment income
Class A	(10,544,936)	(10,057,137)

Class B	(242,885)	(461,166)

Class C	(916,277)	(573,867)

Class M	(144,556)	(145,277)

Class Y	(590,417)	(483,251)

From net realized long-term gain on investments
Class A	(534,439)	—

Class B	(13,702)	—

Class C	(61,864)	—

Class M	(7,873)	—

Class Y	(30,436)	—

Increase in capital from settlement payments (Note 5)	776	—

Redemption fees (Note 1)	4	484

Increase from capital share transactions (Note 4)	632,111	11,896,846

Total increase (decrease) in net assets	(7,690,212)	27,773,417

NET ASSETS

Beginning of year	301,506,595	273,733,178

End of year (including undistributed net investment income of
$397,642 and $48,353, respectively)	$293,816,383	$301,506,595

The accompanying notes are an integral part of these financial statements.

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Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:							RATIOS AND SUPPLEMENTAL DATA:

														Ratio
	Net asset		Net realized										Ratio	of net investment
	value,		and unrealized	Total from	From	From					Total return	Net assets,	of expenses	income (loss)
	beginning	Net investment	gain (loss)	investment	net investment	net realized gain	Total	Redemption	Non-recurring	Net asset value,	at net asset	end of period	to average	to average	Portfolio
Period ended	of period	income (loss)	on investments	operations	income	on investments	distributions	fees	reimbursements	end of period	value (%) [a]	(in thousands)	net assets (%) [b]	net assets (%)	turnover (%)

Class A
May 31, 2011	$9.54	.40	(.22)	.18	(.39)	(.02)	(.41)	— [c]	— [c,e]	$9.31	1.97	$245,228.77		4.24	12
May 31, 2010	9.02	.39	.52	.91	(.39)	—	(.39)	— [c]	—	9.54	10.34	253,970	.80 [d]	4.20 [d]	12
May 31, 2009	9.32	.38	(.25)	.13	(.38)	(.05)	(.43)	— [c]	—	9.02	1.60	232,506.86		4.28	17
May 31, 2008	9.36	.38	— [c]	.38	(.38)	(.04)	(.42)	— [c]	—	9.32	4.17	241,158.84		4.12	34
May 31, 2007	9.34	.38	.01	.39	(.37)	— [c]	(.37)	— [c]	—	9.36	4.29	241,481.85		4.01	15

Class B
May 31, 2011	$9.53	.34	(.22)	.12	(.33)	(.02)	(.35)	— [c]	— [c,e]	$9.30	1.36	$4,526	1.40	3.58	12
May 31, 2010	9.02	.33	.51	.84	(.33)	—	(.33)	— [c]	—	9.53	9.53	9,554	1.43 [d]	3.56 [d]	12
May 31, 2009	9.31	.32	(.23)	.09	(.33)	(.05)	(.38)	— [c]	—	9.02	1.07	17,194	1.49	3.63	17
May 31, 2008	9.36	.32	(.01)	.31	(.32)	(.04)	(.36)	— [c]	—	9.31	3.39	28,157	1.48	3.47	34
May 31, 2007	9.34	.32	.01	.33	(.31)	— [c]	(.31)	— [c]	—	9.36	3.64	37,808	1.49	3.37	15

Class C
May 31, 2011	$9.55	.32	(.20)	.12	(.32)	(.02)	(.34)	— [c]	— [c,e]	$9.33	1.30	$26,306	1.55	3.46	12
May 31, 2010	9.03	.32	.52	.84	(.32)	—	(.32)	— [c]	—	9.55	9.45	22,367	1.58 [d]	3.43 [d]	12
May 31, 2009	9.33	.31	(.24)	.07	(.32)	(.05)	(.37)	— [c]	—	9.03	.82	11,422	1.64	3.52	17
May 31, 2008	9.37	.31	— [c]	.31	(.31)	(.04)	(.35)	— [c]	—	9.33	3.36	7,332	1.63	3.34	34
May 31, 2007	9.35	.30	.02	.32	(.30)	— [c]	(.30)	— [c]	—	9.37	3.47	3,824	1.64	3.23	15

Class M
May 31, 2011	$9.54	.37	(.21)	.16	(.37)	(.02)	(.39)	— [c]	— [c,e]	$9.31	1.72	$3,255	1.05	3.95	12
May 31, 2010	9.02	.36	.53	.89	(.37)	—	(.37)	— [c]	—	9.54	10.01	3,955	1.08 [d]	3.92 [d]	12
May 31, 2009	9.32	.36	(.25)	.11	(.36)	(.05)	(.41)	— [c]	—	9.02	1.32	3,555	1.14	3.99	17
May 31, 2008	9.36	.36	(.01)	.35	(.35)	(.04)	(.39)	— [c]	—	9.32	3.86	4,211	1.13	3.83	34
May 31, 2007	9.34	.35	.02	.37	(.35)	— [c]	(.35)	— [c]	—	9.36	4.00	4,614	1.14	3.72	15

Class Y
May 31, 2011	$9.56	.42	(.22)	.20	(.41)	(.02)	(.43)	— [c]	— [c,e]	$9.33	2.21	$14,502.55		4.47	12
May 31, 2010	9.04	.41	.52	.93	(.41)	—	(.41)	— [c]	—	9.56	10.57	11,662	.58 [d]	4.43 [d]	12
May 31, 2009	9.33	.40	(.24)	.16	(.40)	(.05)	(.45)	— [c]	—	9.04	1.97	9,056.64		4.54	17
May 31, 2008†	9.34	.17	(.01)	.16	(.17)	—	(.17)	—	—	9.33	1.72 *	2,218	.26*	1.79*	34

* Not annualized.

† For the period January 2, 2008 (commencement of operations) to May 31, 2008.

a Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

b Includes amounts paid through expense offset arrangements (Note 2).

c Amount represents less than $0.01 per share.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of 0.02% of average net assets for the period ended May 31, 2010 (Note 2).

e Reflects a non-recurring reimbursal related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 18, 2011 (Note 5).

The accompanying notes are an integral part of these financial statements.

30	31

Notes to financial statements 5/31/11

Note 1: Significant accounting policies

Putnam Massachusetts Tax Exempt Income Fund (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks as high a level of current income exempt from federal income tax and Massachusetts personal income tax as Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, believes is consistent with preservation of capital by investing in a portfolio primarily consisting of investment-grade tax-exempt securities issued in the Commonwealth of Massachusetts with intermediate- to long-term maturities. The fund may be affected by economic and political developments in the Commonwealth of Massachusetts.

The fund offers class A, class B, class C, class M and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 4.00% and 3.25%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. The expenses for class A, class B, class C and class M shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are not available to all investors.

Prior to August 2, 2010, a 1.00% redemption fee applied to certain shares that were redeemed (either by selling or exchanging into another fund) within 7 days of purchase. The redemption fee was accounted for as an addition to paid-in-capital. Effective August 2, 2010, this redemption fee no longer applies to shares redeemed.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Unless otherwise noted, the “reporting period” represents the period from June 1, 2010 through May 31, 2011.

A) Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over

32

a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

B) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis. The premium in excess of the call price, if any, is amortized to the call date; thereafter, any remaining premium is amortized to maturity.

C) Interfund lending Effective July 2010, the fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the Securities and Exchange Commission (the SEC). This program allows the fund to borrow from other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

D) Line of credit Effective July 2010, the fund participates, along with other Putnam funds, in a $285 million unsecured committed line of credit and a $165 million unsecured uncommitted line of credit, both provided by State Street Bank and Trust Company (State Street). Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.03% of the committed line of credit and $100,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.15% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

E) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

F) Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from dividends payable and market discount. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the reporting period ended, the fund reclassified $179,989 to increase undistributed net investment income and $774 to decrease paid-in-capital, with a decrease to accumulated net realized gain of $179,215.

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$10,884,016
Unrealized depreciation	(4,561,035)

Net unrealized appreciation	6,322,981
Undistributed tax-exempt income	377,522
Undistributed ordinary income	305,899

Undistributed short-term gain	150,404
Undistributed long-term gain	444,323
Cost for federal income tax purposes	$282,066,888

33

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.590%	of the first $5 billion,
0.540%	of the next $5 billion,
0.490%	of the next $10 billion,
0.440%	of the next $10 billion,
0.390%	of the next $50 billion,
0.370%	of the next $50 billion,
0.360%	of the next $100 billion,
0.355%	of any excess thereafter.

Putnam Management has contractually agreed, through June 30, 2012, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Management had also contractually agreed, through July 31, 2010, to limit the management fee for the fund to an annual rate of 0.452% of the fund’s average net assets. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Effective September 30, 2010, Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing based on the fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. Investor servicing fees will not exceed an annual rate of 0.375% of the fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $2,452 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $161, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense

34

for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at the annual rate of 0.85%, 1.00% and 0.50% of the average net assets for class B, class C and class M shares, respectively. For class A shares, the annual payment rate will equal the weighted average of (i) 0.20% on the net assets of the fund attributable to class A shares purchased and paid for prior to April 1, 2005 and (ii) 0.25% on all other net assets of the fund attributable to class A shares.

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $34,399 and $106 from the sale of class A and class M shares, respectively, and received $7,679 and $14,318 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $3,668 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $35,205,853 and $41,151,111, respectively. There were no purchases or proceeds from sales of long-term U.S. government securities.

Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	Year ended 5/31/11		Year ended 5/31/10

Class A	Shares	Amount	Shares	Amount

Shares sold	3,769,244	$35,712,774	3,300,739	$30,729,611

Shares issued in connection with
reinvestment of distributions	853,887	7,990,888	717,844	6,690,323

	4,623,131	43,703,662	4,018,583	37,419,934

Shares repurchased	(4,918,786)	(45,699,352)	(3,156,904)	(29,347,991)

Net increase (decrease)	(295,655)	$(1,995,690)	861,679	$8,071,943

	Year ended 5/31/11		Year ended 5/31/10

Class B	Shares	Amount	Shares	Amount

Shares sold	83,855	$801,477	63,507	$593,793

Shares issued in connection with
reinvestment of distributions	18,224	170,916	30,731	285,126

	102,079	972,393	94,238	878,919

Shares repurchased	(618,311)	(5,815,552)	(998,721)	(9,274,498)

Net decrease	(516,232)	$(4,843,159)	(904,483)	$(8,395,579)

35

	Year ended 5/31/11		Year ended 5/31/10

Class C	Shares	Amount	Shares	Amount

Shares sold	1,336,253	$12,734,586	1,163,077	$10,822,876

Shares issued in connection with
reinvestment of distributions	58,627	549,965	48,890	457,316

	1,394,880	13,284,551	1,211,967	11,280,192

Shares repurchased	(916,277)	(8,428,970)	(134,420)	(1,258,328)

Net increase	478,603	$4,855,581	1,077,547	$10,021,864

	Year ended 5/31/11		Year ended 5/31/10

Class M	Shares	Amount	Shares	Amount

Shares sold	4,897	$47,652	94,909	$881,979

Shares issued in connection with
reinvestment of distributions	8,088	75,805	6,272	58,468

	12,985	123,457	101,181	940,447

Shares repurchased	(78,118)	(717,218)	(80,446)	(753,494)

Net increase (decrease)	(65,133)	$(593,761)	20,735	$186,953

	Year ended 5/31/11		Year ended 5/31/10

Class Y	Shares	Amount	Shares	Amount

Shares sold	543,013	$5,136,330	935,049	$8,743,249

Shares issued in connection with
reinvestment of distributions	12,741	119,242	8,454	79,102

	555,754	5,255,572	943,503	8,822,351

Shares repurchased	(222,289)	(2,046,432)	(725,079)	(6,810,686)

Net increase	333,465	$3,209,140	218,424	$2,011,665

Note 5: Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. In May 2011, the fund received a payment of $776 related to settlement of those lawsuits. This amount is reported in the Increase in capital from settlement payments line on the Statement of changes in net assets. Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Note 6: Market and credit risk

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

36

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of
Putnam Michigan Tax Exempt Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Michigan Tax Exempt Income Fund (the “fund”) at May 31, 2011, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at May 31, 2011 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 13, 2011

19

The fund’s portfolio 5/31/11

Key to holding’s abbreviations

AGM Assured Guaranty Municipal Corporation	G.O. Bonds General Obligation Bonds
AGO Assured Guaranty, Ltd.	NATL National Public Finance Guarantee Corp.
AMBAC AMBAC Indemnity Corporation	Q-SBLF Qualified School Board Loan Fund
Cmnwlth. of PR Gtd. Commonwealth of	U.S. Govt. Coll. U.S. Government Collateralized
Puerto Rico Guaranteed	VRDN Variable Rate Demand Notes
FGIC Financial Guaranty Insurance Company

MUNICIPAL BONDS AND NOTES (99.0%)*	Rating**	Principal amount	Value

Guam (1.1%)
Territory of GU, Govt. Ltd. Oblig. Rev. Bonds
(Section 30), Ser. A, 5 3/4s, 12/1/34	BBB–	$750,000	$731,145

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste
Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	Ba2	150,000	134,048

			865,193
Michigan (83.7%)
Advanced Tech. Academy Pub. School Rev. Bonds,
6s, 11/1/28	BBB–	195,000	170,397

Charles Stewart Mott G.O. Bonds (Cmnty. College
Fac.), NATL, 5s, 5/1/19	Aa3	1,425,000	1,528,854

Detroit, G.O. Bonds (Cap. Impt.), Ser. A-1,
5s, 4/1/15	BB	250,000	228,313

Detroit, Downtown Dev. Auth. Tax Increment
Rev. Bonds (Dev. Area No. 1), Ser. A, NATL,
4 3/4s, 7/1/25	A–	1,500,000	1,171,350

Detroit, Swr. Disp. Rev. Bonds
Ser. B, AGM, 7 1/2s, 7/1/33	AA+	1,000,000	1,170,220
(Second Lien), Ser. B, NATL, FGIC, 5s, 7/1/36	A2	1,075,000	941,496

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B,
AGM, 6 1/4s, 7/1/36	AA+	1,300,000	1,367,158

Detroit/Wayne Cnty., Stad. Auth. Rev. Bonds,
FGIC, NATL, 5 1/4s, 2/1/27	A3	3,065,000	3,065,307

Ecorse, Pub. School Dist. G.O. Bonds, AGM,
Q-SBLF, 5s, 5/1/12	AA+	650,000	676,312

Fenton, Area Pub. Schools G.O. Bonds (School
Bldg. & Site), NATL, Q-SBLF, 5s, 5/1/23	Aa2	1,950,000	2,063,724

Flat Rock, Cmnty. School Dist. G.O. Bonds (School
Bldg. & Site), AGM, Q-SBLF, 5s, 5/1/22	AA+	1,425,000	1,553,336

Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med.
Ctr.), 7 1/2s, 7/1/39	Ba1	300,000	299,274

Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden
City Hosp.), Ser. A, 5 3/4s, 9/1/17	Ba3	360,000	350,410

Gibraltar, School Dist. G.O. Bonds (School Bldg. &
Site), NATL, FGIC, Q-SBLF, 5s, 5/1/21	Aa2	2,000,000	2,072,180

Grand Rapids, Rev. Bonds (San. Swr. Sys.), NATL,
5s, 1/1/20	Aa1	500,000	544,515

Grand Valley, Rev. Bonds (MI State U.),
5 3/4s, 12/1/34	A+	500,000	522,945

Kalamazoo, Hosp. Fin. Auth. Fac. Rev. Bonds
(Bronson Hosp.), Ser. A, AGM, 5s, 5/15/26	AA+	2,000,000	2,048,280

20

MUNICIPAL BONDS AND NOTES (99.0%)* cont.	Rating**	Principal amount	Value

Michigan cont.
Marysville, Pub. School Dist. G.O. Bonds (School
Bldg. & Site), AGM, Q-SBLF, 5s, 5/1/21	AA+	$1,640,000	$1,774,824

MI Fin. Auth. Rev. Bonds (Trinity Hlth.), Ser. A,
5s, 12/1/16	Aa2	1,000,000	1,123,780

MI Fin. Auth. Ltd. Oblig. Rev. Bonds (Pub. School
Academy — Old Redford), Ser. A, 6 1/2s, 12/1/40	BBB	400,000	355,320

MI Higher Ed. Fac. Auth. Rev. Bonds
(Ltd. Oblig.- Hope College), Ser. A, 5.55s, 4/1/24	BBB+	1,000,000	1,001,760
(Alma College), 5 1/4s, 6/1/33	A3	1,000,000	1,003,480
(Kalamazoo College), 5s, 12/1/33	A1	1,000,000	994,650
(Kalamazoo College), 5s, 12/1/20	A1	250,000	253,085

MI Higher Ed. Fac. Auth. VRDN (U. of Detroit),
0.13s, 11/1/36	VMIG1	2,450,000	2,450,000

MI Muni. Board Auth. Rev. Bonds (Downtown),
Ser. A, 5s, 5/1/22	Aa2	500,000	535,005

MI State Bldg. Auth. Rev. Bonds
Ser. I, 6s, 10/15/38	Aa3	2,000,000	2,146,040
Ser. I, 5s, 10/15/24	Aa3	125,000	125,526
Ser. I, 5s, 10/15/24 (Prerefunded 10/15/11)	A+	5,000	5,086
(Fac. Program), Ser. I, 4 3/4s, 10/15/25	Aa3	1,050,000	1,050,021
FGIC, NATL, zero %, 10/15/22	A1	1,500,000	820,005

MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39	A1	1,000,000	1,022,480
(Holland Cmnty. Hosp.), Ser. A, FGIC,
5 3/4s, 1/1/21	A+	1,000,000	1,030,060
(Sparrow Hosp.), 5 1/2s, 11/15/21
(Prerefunded 11/15/11)	A1	655,000	676,661
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46	A1	1,500,000	1,282,125
(Sparrow Hosp.), 5s, 11/15/31	A1	1,000,000	925,900
(Ascension Hlth.), Ser. B, 5s, 11/15/25	Aa1	1,000,000	1,038,360
(Sparrow Hosp.), 5s, 11/15/23	A1	835,000	842,766

MI State Strategic Fund Mandatory Put Bonds
(6/2/14) (Dow Chemical), Ser. A-1,
6 3/4s, 12/1/28	BBB	200,000	221,940

MI State Strategic Fund Solid Waste Disp. Rev.
Bonds (Waste Mgmt.), 4 1/2s, 12/1/13	BBB	1,000,000	1,058,280

MI State Strategic Fund, Ltd. Mandatory Put Bonds
(6/1/13) (Dow Chemical), 5 1/2s, 12/1/28	BBB	635,000	668,033
(9/1/11) (Detroit Edison Co.), AMBAC,
4.85s, 9/1/30	Baa1	1,000,000	1,007,890

MI State Strategic Fund, Ltd. Rev. Bonds
(Detroit Edison Co.), AMBAC, 7s, 5/1/21	A2	1,500,000	1,843,050
(Worthington Armstrong Venture), U.S. Govt.
Coll., 5 3/4s, 10/1/22 (Escrowed to maturity)	AAA/P	3,000,000	3,552,475
(MI House of Representatives Fac.), Ser. A, AGO,
5 1/4s, 10/15/21	AA+	1,500,000	1,605,690

MI State U. Rev. Bonds, Ser. C, 5s, 8/15/18	Aa1	1,000,000	1,190,610

MI Tobacco Settlement Fin. Auth. Rev. Bonds,
Ser. A
6s, 6/1/48	BB	1,000,000	689,480
6s, 6/1/34	BB	1,250,000	894,875

21

MUNICIPAL BONDS AND NOTES (99.0%)* cont.	Rating**	Principal amount	Value

Michigan cont.
Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy
Memorial Hosp. Corp.), 5 3/8s, 6/1/26	Baa3	$500,000	$443,115

Northern Michigan U. Rev. Bonds, Ser. A, AGM,
5s, 12/1/26	AA+	1,000,000	1,059,860

Pontiac, Tax Increment Fin. Auth. Rev. Bonds,
6 3/8s, 6/1/31 (Prerefunded 6/1/12)	B/F	750,000	802,448

Roseville, School Dist. G.O. Bonds (School Bldg. &
Site), AGM, Q-SBLF, 5s, 5/1/21	AA+	1,500,000	1,599,975

Royal Oak, Hosp. Fin. Auth. Rev. Bonds (William
Beaumont Hosp.), Ser. M, NATL, 5 1/4s, 11/15/35	A1	1,000,000	878,970

Saginaw, Hosp. Fin. Auth. Rev. Bonds (Convenant
Med. Ctr.), Ser. H, 5s, 7/1/30	A	1,000,000	905,690

U. of MI VRDN (Hosp.), Ser. A, 0.1s, 12/1/37	VMIG1	400,000	400,000

Wayne Charter Cnty., G.O. Bonds (Bldg. Impt.),
Ser. A, 6 3/4s, 11/1/39	A3	495,000	508,499

Wayne Cnty., Arpt. Auth. Rev. Bonds (Detroit
Metro. Arpt.)
FGIC, NATL, 5s, 12/1/25	A3	1,000,000	941,100
Ser. C, 5s, 12/1/22	A2	1,000,000	1,032,040

Wayne St. U. Rev. Bonds, AGM, 5s, 11/15/25	AA+	1,000,000	1,058,570

Whitmore Lake, Pub. School Dist. G.O. Bonds,
FGIC, Q-SBLF, 5s, 5/1/28 (Prerefunded 5/1/13)	AA–	125,000	135,735

			62,729,330
Puerto Rico (12.9%)
Cmnwlth. of PR, G.O. Bonds
Ser. A, 6s, 7/1/40	A3	1,000,000	1,011,240
Ser. A, FGIC, 5 1/2s, 7/1/21	A3	500,000	524,830
(Pub. Impt.), Ser. A, 5 1/4s, 7/1/30	A3	210,000	203,595
(Pub. Impt.), Ser. A, 5 1/4s, 7/1/30
(Prerefunded 7/1/16)	AAA	340,000	408,377
Ser. A, 5 1/4s, 7/1/26	A3	500,000	493,320

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A
6s, 7/1/44	Baa1	1,350,000	1,349,919
6s, 7/1/38	Baa1	500,000	501,970

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds,
Ser. K, 5s, 7/1/30	A3	500,000	467,305

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env.
Control Facs. Rev. Bonds (Cogen. Fac.-AES),
6 5/8s, 6/1/26	Baa3	1,400,000	1,401,470

Cmnwlth. of PR, Infrastructure Fin. Auth. Special
Tax Bonds, Ser. C, FGIC, 5 1/2s, 7/1/19	A3	1,000,000	1,064,270

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds
(Govt. Fac.), Ser. M-3, NATL, Cmnwlth. of PR
Gtd., 6s, 7/1/28	A3	500,000	518,320
Ser. Q, Cmnwlth. of PR Gtd., 5 5/8s, 7/1/39	A3	1,000,000	969,100

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds,
Ser. A, zero %, 8/1/31	A+	2,750,000	748,468

			9,662,184

22

MUNICIPAL BONDS AND NOTES (99.0%)* cont.	Rating**	Principal amount	Value

Virgin Islands (1.3%)
VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	$380,000	$382,930
Ser. A, 5s, 10/1/25	Baa2	200,000	199,580
(Hovensa Refinery Fac.), 4.7s, 7/1/22	Baa3	450,000	372,947

			955,457

TOTAL INVESTMENTS

Total investments (cost $73,006,387)			$74,212,164

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from June 1, 2010 through May 31, 2011 (the reporting period).

* Percentages indicated are based on net assets of $74,973,416.

** The Moody’s, Standard & Poor’s or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer’s claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Ratings are not covered by the Report of Independent Registered Public Accounting Firm. Security ratings are defined in the Statement of Additional Information.

The rates shown on Mandatory Put Bonds and VRDN are the current interest rates at the close of the reporting period.

The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.

The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):

Local government	18.1%
Health care	16.8
Education	15.5
Utilities	13.7
State government	12.6

The fund had the following insurance concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):

NATL	19.4%
AGM	16.4
FGIC	14.1
Q-SBLF	13.2

23

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Municipal bonds and notes	$—	$74,212,164	$—

Totals by level	$—	$74,212,164	$—

The accompanying notes are an integral part of these financial statements.

24

Statement of assets and liabilities 5/31/11

ASSETS

Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $73,006,387)	$74,212,164

Cash	48,836

Interest and other receivables	1,080,209

Receivable for shares of the fund sold	8,046

Total assets	75,349,255

LIABILITIES

Distributions payable to shareholders	76,289

Payable for shares of the fund repurchased	116,885

Payable for compensation of Manager (Note 2)	27,915

Payable for investor servicing fees (Note 2)	3,416

Payable for custodian fees (Note 2)	3,107

Payable for Trustee compensation and expenses (Note 2)	58,922

Payable for administrative services (Note 2)	415

Payable for distribution fees (Note 2)	28,366

Payable for auditing	47,493

Other accrued expenses	13,031

Total liabilities	375,839

Net assets	$74,973,416

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1, 4 and 5)	$75,230,389

Distributions in excess of net investment income (Note 1)	(76,289)

Accumulated net realized loss on investments (Note 1)	(1,386,461)

Net unrealized appreciation of investments	1,205,777

Total — Representing net assets applicable to capital shares outstanding	$74,973,416

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share ($72,157,302 divided by 8,149,483 shares)	$8.85

Offering price per class A share (100/96.00 of $8.85)*	$9.22

Net asset value and offering price per class B share ($1,448,722 divided by 163,756 shares)**	$8.85

Net asset value and offering price per class C share ($476,947 divided by 53,885 shares)**	$8.85

Net asset value and redemption price per class M share ($693,378 divided by 78,295 shares)	$8.86

Offering price per class M share (100/96.75 of $8.86)***	$9.16

Net asset value, offering price and redemption price per class Y share
($197,067 divided by 22,246 shares)	$8.86

* On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

*** On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

25

Statement of operations Year ended 5/31/11

INTEREST INCOME	$3,840,945

EXPENSES

Compensation of Manager (Note 2)	$350,773

Investor servicing fees (Note 2)	41,993

Custodian fees (Note 2)	6,695

Trustee compensation and expenses (Note 2)	7,070

Administrative services (Note 2)	2,674

Distribution fees — Class A (Note 2)	168,596

Distribution fees — Class B (Note 2)	17,040

Distribution fees — Class C (Note 2)	4,931

Distribution fees — Class M (Note 2)	3,489

Auditing	48,855

Other	23,786

Total expenses	675,902

Expense reduction (Note 2)	(819)

Net expenses	675,083

Net investment income	3,165,862

Net realized loss on investments (Notes 1 and 3)	(128,664)

Net unrealized depreciation of investments during the year	(1,498,145)

Net loss on investments	(1,626,809)

Net increase in net assets resulting from operations	$1,539,053

The accompanying notes are an integral part of these financial statements.

26

Statement of changes in net assets

DECREASE IN NET ASSETS	Year ended 5/31/11	Year ended 5/31/10

Operations:
Net investment income	$3,165,862	$3,446,341

Net realized loss on investments	(128,664)	(110,469)

Net unrealized appreciation (depreciation) of investments	(1,498,145)	3,318,739

Net increase in net assets resulting from operations	1,539,053	6,654,611

Distributions to shareholders (Note 1):
From ordinary income
Taxable net investment income

Class A	—	(8,041)

Class B	—	(315)

Class C	—	(43)

Class M	—	(67)

Class Y	—	(16)

From tax-exempt net investment income
Class A	(3,037,327)	(3,287,354)

Class B	(66,983)	(116,983)

Class C	(15,800)	(11,965)

Class M	(25,992)	(25,763)

Class Y	(8,086)	(6,328)

Increase in capital from settlement payments (Note 5)	265	—

Redemption fees (Note 1)	31	48

Decrease from capital share transactions (Note 4)	(6,478,621)	(8,230,924)

Total decrease in net assets	(8,093,460)	(5,033,140)

NET ASSETS

Beginning of year	83,066,876	88,100,016

End of year (including distributions in excess of net investment
income of $76,289 and $112,957, respectively)	$74,973,416	$83,066,876

The accompanying notes are an integral part of these financial statements.

27

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized									of expenses	of net investment
	Net asset value,		and unrealized	Total from	From					Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	Total	Redemption	Non-recurring	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss)	on investments	operations	income	distributions	fees	reimbursements	end of period	value (%) [a]	(in thousands)	(%) [b]	net assets (%)	(%)

Class A
May 31, 2011	$9.02	.36	(.17)	.19	(.36)	(.36)	— [d]	— [d,e]	$8.85	2.12	$72,157.83		4.01	8
May 31, 2010	8.69	.36	.33	.69	(.36)	(.36)	— [d]	—	9.02	8.14	79,335	.87 [c]	4.10 [c]	18
May 31, 2009	8.89	.35	(.19)	.16	(.36)	(.36)	— [d]	—	8.69	2.02	81,898	.89 [c]	4.15 [c]	11
May 31, 2008	8.92	.34	(.02)	.32	(.35)	(.35)	— [d]	—	8.89	3.66	90,988	.90 [c]	3.87 [c]	44
May 31, 2007	8.91	.34	.01	.35	(.34)	(.34)	— [d]	—	8.92	3.95	96,796	.91 [c]	3.72 [c]	16

Class B
May 31, 2011	$9.01	.30	(.16)	.14	(.30)	(.30)	— [d]	— [d,e]	$8.85	1.60	$1,449	1.46	3.35	8
May 31, 2010	8.68	.31	.33	.64	(.31)	(.31)	— [d]	—	9.01	7.46	2,449	1.50 [c]	3.45 [c]	18
May 31, 2009	8.88	.30	(.19)	.11	(.31)	(.31)	— [d]	—	8.68	1.36	5,188	1.53 [c]	3.48 [c]	11
May 31, 2008	8.91	.29	(.03)	.26	(.29)	(.29)	— [d]	—	8.88	2.99	9,911	1.54 [c]	3.22 [c]	44
May 31, 2007	8.90	.28	.01	.29	(.28)	(.28)	— [d]	—	8.91	3.30	13,054	1.55 [c]	3.08 [c]	16

Class C
May 31, 2011	$9.01	.29	(.16)	.13	(.29)	(.29)	— [d]	— [d,e]	$8.85	1.44	$477	1.61	3.23	8
May 31, 2010	8.68	.29	.33	.62	(.29)	(.29)	— [d]	—	9.01	7.32	446	1.65 [c]	3.35 [c]	18
May 31, 2009	8.89	.28	(.20)	.08	(.29)	(.29)	— [d]	—	8.68	1.09	256	1.68 [c]	3.32 [c]	11
May 31, 2008	8.91	.27	(.01)	.26	(.28)	(.28)	— [d]	—	8.89	2.95	126	1.69 [c]	3.10 [c]	44
May 31, 2007†	9.00	.18	(.09)	.09	(.18)	(.18)	—	—	8.91	.97 *	34	1.13*[c]	1.93*[c]	16

Class M
May 31, 2011	$9.02	.33	(.16)	.17	(.33)	(.33)	— [d]	— [d,e]	$8.86	1.96	$693	1.11	3.74	8
May 31, 2010	8.69	.34	.33	.67	(.34)	(.34)	— [d]	—	9.02	7.83	678	1.15 [c]	3.82 [c]	18
May 31, 2009	8.90	.33	(.20)	.13	(.34)	(.34)	— [d]	—	8.69	1.62	663	1.18 [c]	3.84 [c]	11
May 31, 2008	8.92	.32	(.02)	.30	(.32)	(.32)	— [d]	—	8.90	3.46	1,210	1.19 [c]	3.58 [c]	44
May 31, 2007	8.91	.31	.01	.32	(.31)	(.31)	— [d]	—	8.92	3.65	1,155	1.20 [c]	3.43 [c]	16

Class Y
May 31, 2011	$9.02	.38	(.16)	.22	(.38)	(.38)	— [d]	— [d,e]	$8.86	2.45	$197.61		4.21	8
May 31, 2010	8.69	.38	.33	.71	(.38)	(.38)	— [d]	—	9.02	8.39	159	.65 [c]	4.32 [c]	18
May 31, 2009	8.90	.37	(.20)	.17	(.38)	(.38)	— [d]	—	8.69	2.10	96	.68 [c]	4.36 [c]	11
May 31, 2008††	8.94	.15	(.03)	.12	(.16)	(.16)	—	—	8.90	1.32 *	101	.28*[c]	1.71*[c]	44

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

28	29

Financial highlights (Continued)

* Not annualized.

† For the period October 3, 2006 (commencement of operations) to May 31, 2007.

†† For the period January 2, 2008 (commencement of operations) to May 31, 2008.

a Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

b Includes amounts paid through expense offset arrangements (Note 2).

c Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class, as a percentage of its average net assets, reflect a reduction of the following amounts (Note 2):

	5/31/10	5/31/09	5/31/08	5/31/07

Class A	0.03%	0.07%	0.04%	0.03%

Class B	0.03	0.07	0.04	0.03

Class C	0.03	0.07	0.04	0.03

Class M	0.03	0.07	0.04	0.03

Class Y	0.03	0.07	0.03	—

d Amount represents less than $0.01 per share.

e Reflects a non-recurring reimbursal related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 18, 2011 (Note 5).

The accompanying notes are an integral part of these financial statements.

30

Notes to financial statements 5/31/11

Note 1: Significant accounting policies

Putnam Michigan Tax Exempt Income Fund (the fund), is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks as high a level of current income exempt from federal income tax and Michigan personal income tax as Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, believes is consistent with preservation of capital by investing primarily in a portfolio of investment grade Michigan tax-exempt securities with intermediate- to long-term maturities. The fund may be affected by economic and political developments in the state of Michigan.

The fund offers class A, class B, class C, class M and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 4.00% and 3.25%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. The expenses for class A, class B, class C, and class M shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, and class M shares, but do not bear a distribution fee. Class Y shares are not available to all investors.

Prior to August 2, 2010, a 1.00% redemption fee applied to certain shares that were redeemed (either by selling or exchanging into another fund) within 7 days of purchase. The redemption fee was accounted for as an addition to paid-in-capital. Effective August 2, 2010, this redemption fee no longer applies to shares redeemed.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Unless otherwise noted, the “reporting period” represents the period from June 1, 2010 through May 31, 2011.

A) Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

31

B) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis. The premium in excess of the call price, if any, is amortized to the call date; thereafter, any remaining premium is amortized to maturity.

C) Interfund lending Effective July 2010, the fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the Securities and Exchange Commission (the SEC). This program allows the fund to borrow from other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

D) Line of credit Effective July 2010, the fund participates, along with other Putnam funds, in a $285 million unsecured committed line of credit and a $165 million unsecured uncommitted line of credit, both provided by State Street Bank and Trust Company (State Street). Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.03% of the committed line of credit and $100,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.15% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

E) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

At May 31, 2011, the fund had a capital loss carryover of $1,078,240 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover	Expiration

$217,146	May 31, 2012

444,674	May 31, 2015

153,494	May 31, 2018

262,926	May 31, 2019

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer to its fiscal year ending May 31, 2012 $263,090 of losses recognized during the period from November 1, 2010 to May 31, 2011.

F) Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and/or permanent

32

differences from post-October loss deferrals, dividends payable and straddle loss deferrals. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the reporting period ended, the fund reclassified $24,994 to decrease distributions in excess of net investment income and $36,568 to decrease paid-in-capital, with a decrease to accumulated net realized loss of $11,574.

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$2,828,846
Unrealized depreciation	(1,623,069)

Net unrealized appreciation	1,205,777
Capital loss carryforward	(1,078,240)
Post-October loss	(263,090)
Cost for federal income tax purposes	$73,006,387

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.590%	of the first $5 billion,
0.540%	of the next $5 billion,
0.490%	of the next $10 billion,
0.440%	of the next $10 billion,
0.390%	of the next $50 billion,
0.370%	of the next $50 billion,
0.360%	of the next $100 billion,
0.355%	of any excess thereafter.

Putnam Management has contractually agreed, through June 30, 2012, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Management had also contractually agreed, through July 31, 2010, to limit the management fee for the fund to an annual rate of 0.452% of the fund’s average net assets. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Effective September 30, 2010, Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing based on the fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. Investor servicing fees will not exceed an annual rate of 0.375% of the fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

33

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $819 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $42, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at the annual rate of 0.85%, 1.00% and 0.50% of the average net assets for class B, class C and class M shares, respectively. For class A shares, the annual payment rate will equal the weighted average of (i) 0.20% on the net assets of the fund attributable to class A shares purchased and paid for prior to April 1, 2005 and (ii) 0.25% on all other net assets of the fund attributable to class A shares.

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $8,896 and $1 from the sale of class A and class M shares, respectively, and received $541 and $57 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received no monies on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $5,889,065 and $12,318,554, respectively. There were no purchases or proceeds from sales of long-term U.S. government securities.

Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	Year ended 5/31/11		Year ended 5/31/10

Class A	Shares	Amount	Shares	Amount

Shares sold	497,329	$4,432,705	680,632	$6,014,489

Shares issued in connection with
reinvestment of distributions	255,430	2,271,092	255,276	2,261,607

	752,759	6,703,797	935,908	8,276,096

Shares repurchased	(1,400,700)	(12,353,431)	(1,566,816)	(13,874,901)

Net decrease	(647,941)	$(5,649,634)	(630,908)	$(5,598,805)

34

	Year ended 5/31/11		Year ended 5/31/10

Class B	Shares	Amount	Shares	Amount

Shares sold	50,286	$454,580	30,050	$266,679

Shares issued in connection with
reinvestment of distributions	3,330	29,690	8,240	72,682

	53,616	484,270	38,290	339,361

Shares repurchased	(161,629)	(1,432,597)	(364,320)	(3,192,677)

Net decrease	(108,013)	$(948,327)	(326,030)	$(2,853,316)

	Year ended 5/31/11		Year ended 5/31/10

Class C	Shares	Amount	Shares	Amount

Shares sold	15,631	$141,081	46,991	$416,541

Shares issued in connection with
reinvestment of distributions	1,535	13,647	1,246	11,057

	17,166	154,728	48,237	427,598

Shares repurchased	(12,812)	(111,312)	(28,143)	(250,695)

Net increase	4,354	$43,416	20,094	$176,903

	Year ended 5/31/11		Year ended 5/31/10

Class M	Shares	Amount	Shares	Amount

Shares sold	6,728	$60,458	1,960	$16,991

Shares issued in connection with
reinvestment of distributions	2,938	25,992	1,476	13,078

	9,666	86,450	3,436	30,069

Shares repurchased	(6,507)	(57,168)	(4,568)	(40,557)

Net increase (decrease)	3,159	$29,282	(1,132)	$(10,488)

	Year ended 5/31/11		Year ended 5/31/10

Class Y	Shares	Amount	Shares	Amount

Shares sold	28,860	$259,310	17,351	$151,900

Shares issued in connection with
reinvestment of distributions	463	4,137	411	3,634

	29,323	263,447	17,762	155,534

Shares repurchased	(24,654)	(216,805)	(11,288)	(100,752)

Net increase	4,669	$46,642	6,474	$54,782

At the close of the reporting period, Putnam Investments, LLC owned 1,296 class Y shares of the fund (5.8% of class Y shares outstanding), valued at $11,483.

Note 5: Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. In May 2011, the fund received a payment of $265 related to settlement of those lawsuits. This amount is reported in the Increase in capital from settlement payments line on the Statement of changes in net assets. Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

35

Note 6: Market and credit risk

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

36

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of
Putnam Minnesota Tax Exempt Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Minnesota Tax Exempt Income Fund (the “fund”) at May 31, 2011, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at May 31, 2011 by correspondence with the custodian provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 13, 2011

19

The fund’s portfolio 5/31/11

Key to holding’s abbreviations	GNMA Coll. Government National Mortgage
AGM Assured Guaranty Municipal Corporation	Association Collateralized
AGO Assured Guaranty, Ltd.	NATL National Public Finance Guarantee Corp.
COP Certificates of Participation	U.S. Govt. Coll. U.S. Government Collateralized
FGIC Financial Guaranty Insurance Company	VRDN Variable Rate Demand Notes
G.O. Bonds General Obligation Bonds

MUNICIPAL BONDS AND NOTES (98.8%)*	Rating**	Principal amount	Value

California (1.7%)
CA State Pub. Wks. Board Rev. Bonds, Ser. A-1,
6s, 3/1/35	A2	$800,000	$820,696

San Bernardino, Cmnty. College Dist. G.O. Bonds
(Election of 2008), Ser. B, zero %, 8/1/44	Aa2	1,000,000	101,470

San Joaquin Cnty., Trans. Auth. Rev. Bonds,
Ser. A, 5 1/2s, 3/1/41	AA	650,000	667,206

			1,589,372
Guam (0.8%)
Territory of GU, Govt. Hotel Occupancy Tax Rev.
Bonds, Ser. A, 6 1/2s, 11/1/40	BBB+	500,000	510,205

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste
Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	Ba2	300,000	268,095

			778,300
Minnesota (93.6%)
Anoka Cnty., G.O. Bonds, Ser. A
5s, 2/1/24	Aa1	620,000	684,102
5s, 2/1/24	AAA	470,000	525,028

Becker, Poll. Control Rev. Bonds (Northern States
Pwr.), Ser. A, 8 1/2s, 3/1/19	A1	1,000,000	1,094,870

Brainerd, G.O. Bonds (Indpt. School Dist.
No. 181), Ser. A
FGIC, NATL, 5s, 2/1/20 (Prerefunded, 8/1/12)	Aa2	1,000,000	1,046,880
4s, 2/1/21	AAA	500,000	544,700

Brooklyn Ctr., VRDN (Brookdale Corp. II),
0.13s, 12/1/14	A–1+	400,000	400,000

Burnsville, G.O. Bonds (Indpt. School Dist. No.
191), Ser. A, 5s, 2/1/25	Aa2	865,000	937,712

Cohasset, Poll. Control Rev. Bonds
(Allete, Inc.), 4.95s, 7/1/22	A2	1,000,000	1,000,530

Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds
(Douglas Cnty. Hosp.), Ser. A, 6 1/4s, 7/1/38	BBB–	1,250,000	1,271,113

Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev.
Bonds (BSM Properties, Inc.), Ser. A,
5 7/8s, 12/1/28	B+/P	75,000	62,340

Duluth, Hsg. & Redev. Auth. Rev. Bonds (Pub.
Schools Academy), Ser. A, 5 7/8s, 11/1/40	BBB–	500,000	439,180

East Grand Forks, Poll. Control Rev. Bonds
(American Crystal Sugar), Ser. A, 6s, 4/1/18	BBB+	675,000	681,750

Farmington, G.O. Bonds (Indpt. School Dist. No.
192), Ser. B, AGM, 5s, 2/1/19	Aa2	1,080,000	1,192,550

20

MUNICIPAL BONDS AND NOTES (98.8%)* cont.	Rating**	Principal amount	Value

Minnesota cont.
Hennepin Cnty., Sales Tax Rev. Bonds
(Ball Park), Ser. B, 5s, 12/15/26	AA+	$3,855,000	$4,111,165
4 3/4s, 12/15/29	Aaa	500,000	522,830

Intl. Falls, Poll. Control Rev. Bonds (Boise
Cascade Corp.), 5.65s, 12/1/22	B	350,000	320,600

Mankato, Multi-Fam. VRDN (Hsg. Highland),
0.14s, 5/1/27	A–1	300,000	300,000

Maple Grove, G.O. Bonds, Ser. A, 5s, 2/1/22	Aaa	2,575,000	2,863,889

Maple Grove, Hlth. Care Syst. Rev. Bonds (Maple
Grove Hosp. Corp.), 5 1/4s, 5/1/37	Baa1	1,500,000	1,386,240

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth.
Care Syst. Rev. Bonds (Children’s Hlth. Care
Fac.), Ser. A, 5 1/4s, 8/15/35	A+	500,000	508,720

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth.
Care Syst. VRDN (Allina Hlth. Syst.)
Ser. B-1, 0.14s, 11/15/35	VMIG1	400,000	400,000
Ser. B-2, 0.11s, 11/15/35	VMIG1	1,250,000	1,250,000

Minneapolis & St. Paul, Metro. Arpt. Comm.
Rev. Bonds
Ser. A, 5s, 1/1/35	AA–	1,000,000	1,020,940
Ser. A, NATL, 5s, 1/1/28	A	1,160,000	1,164,489
Ser. B, 5s, 1/1/22	AA–	1,250,000	1,320,100
Ser. A, NATL, 5s, 1/1/21	A	500,000	512,175

Minneapolis, Rev. Bonds (National Marrow Donor
Program), 4 7/8s, 8/1/25	BBB	650,000	624,559

Minneapolis, Multi-Fam. Rev. Bonds (East Bank),
GNMA Coll., 5 3/4s, 10/20/42	Aaa	700,000	707,518

Minnetonka, COP (Indpt. School Dist. No. 276),
Ser. E, 5s, 3/1/29	Aa1	350,000	373,811

Minnetonka, G.O. Bonds (Indpt. School Dist.
No. 276)
Ser. E, 5s, 2/1/28	Aaa	1,500,000	1,621,470
Ser. B, AGM, zero %, 2/1/23	Aaa	3,600,000	2,223,000

MN Agricultural & Econ. Dev. Board Rev. Bonds
(Evangelical Lutheran Good Samaritan Society),
6 5/8s, 8/1/25	A3	795,000	804,580
(Hlth. Care Syst.), Ser. A, NATL, 5 1/2s, 11/15/17	A2	610,000	611,281
(Hlth. Care), Ser. C-1, AGO, 5s, 2/15/30	AA+	1,000,000	1,024,020

MN State G.O. Bonds
U.S. Govt. Coll., 5s, 8/1/24 (Prerefunded, 8/1/14)	AAA	1,500,000	1,696,245
(State Trunk Hwy.), Ser. B, 4s, 8/1/26	AAA	500,000	516,655

MN State College & U. Rev. Bonds, Ser. A,
5s, 10/1/31	Aa2	1,000,000	1,063,830

MN State Higher Ed. Fac. Auth. Rev. Bonds
(U. of St. Thomas), Ser. 6-W, 6s, 10/1/30	A2	1,500,000	1,601,775
(Bethel U.), Ser. 6-R, 5 1/2s, 5/1/37	BBB–/P	1,000,000	894,900
(The College of St. Catherine), Ser. 5-N1,
5 3/8s, 10/1/32	Baa1	500,000	476,490
(U. of St. Thomas), Ser. 6-X, 5 1/4s, 4/1/39	A2	500,000	508,995
(College of St. Benedict), Ser. 5-W,
5 1/4s, 3/1/24	Baa1	250,000	251,013

21

MUNICIPAL BONDS AND NOTES (98.8%)* cont.	Rating**	Principal amount	Value

Minnesota cont.
MN State Higher Ed. Fac. Auth. Rev. Bonds
(St. Scholastica College), Ser. H, 5 1/8s, 12/1/40	Baa2	$750,000	$671,123
(Carleton College), Ser. D, 5s, 3/1/40	Aa2	1,000,000	1,032,980
(U. of St. Thomas), Ser. 7-A, 5s, 10/1/39	A2	500,000	503,690
(Gustavus Adolfus), Ser. 7-B, 5s, 10/1/31	A3	500,000	518,230
(St. Olaf College), Ser. 6-0, 5s, 10/1/20	A1	1,000,000	1,090,040
(The College of St. Catherine), Ser. 5-N1,
5s, 10/1/18	Baa1	500,000	508,125
(St. John’s U.), Ser. 6-G, 5s, 10/1/15	A2	1,525,000	1,713,719
(St. John’s U.), Ser. 6-U, 4 3/4s, 10/1/33	A2	500,000	493,865
(St. Olaf College), Ser. 7-F, 4 1/2s, 10/1/30	A1	750,000	758,273

MN State Hsg. Fin. Agcy. Rev. Bonds
(Res. Hsg. Fin.), Ser. M, 5 3/4s, 1/1/37	Aa1	1,590,000	1,712,891
(Res. Hsg. Fin.), Ser. E, 5.1s, 1/1/40	Aa1	970,000	971,872
(Res. Hsg.), Ser. H, 5s, 1/1/36	Aa1	375,000	373,358
(Res. Hsg. Fin.), Ser. B, 4.9s, 7/1/37	Aa1	1,820,000	1,712,784
(Res. Hsg. Fin.), Ser. L, 4.9s, 7/1/22	Aa1	1,995,000	2,038,850
(Res. Hsg.), Ser. H, 4 3/8s, 1/1/14	Aa1	330,000	338,854

MN State Muni. Pwr. Agcy. Elec. Rev. Bonds
5 1/4s, 10/1/27	A3	1,000,000	1,052,080
5s, 10/1/30	A3	500,000	507,930

MN State Office of Higher Ed. Rev. Bonds
(Student Loan), 5s, 11/1/29	AA	1,000,000	1,002,190

Monticello-Big Lake Cmnty., Hosp. Dist. Gross
Rev. Bonds (Hlth. Care Fac.), Ser. A, 4.8s, 12/1/18	BBB/P	500,000	507,470

North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian
Homes North Oaks)
6 1/2s, 10/1/47	BB/P	500,000	479,175
6 1/8s, 10/1/39	BB/P	315,000	294,752

Northern MN Muni. Pwr. Agcy. Elec. Syst.
Rev. Bonds
Ser. A-2, 5s, 1/1/24	A2	500,000	543,175
Ser. A, AGO, 5s, 1/1/21	AA+	1,000,000	1,085,590

Northfield, Hosp. Rev. Bonds
5 3/8s, 11/1/26	BBB–	750,000	725,183
5 1/4s, 11/1/21	BBB–	500,000	500,675

Ramsey Cnty., Hsg. & Redev. Auth. Multi-Fam. Rev.
Bonds (Hanover Townhouses), 6s, 7/1/31	Aa2	1,150,000	1,154,589

Robbinsdale, VRDN (North Memorial), Ser. A-4,
0.12s, 5/1/33	VMIG1	500,000	500,000

Rochester, Hlth. Care Fac. Rev. Bonds
(Olmsted Med. Ctr.), 5 7/8s, 7/1/30	BBB–/F	1,000,000	953,140
(Mayo Clinic), Ser. D, 5s, 11/15/38	Aa2	500,000	512,680
(Mayo Clinic), Ser. E, 5s, 11/15/38	Aa2	750,000	769,020

Rocori Area Schools, G.O. Bonds (Indpt. School
Dist. No. 750), Ser. B, 5s, 2/1/28	AAA	525,000	564,344

Sartell, Env. Impt. Rev. Bonds, Ser. A,
5.2s, 6/1/27	BBB	500,000	478,540

22

MUNICIPAL BONDS AND NOTES (98.8%)* cont.	Rating**	Principal amount	Value

Minnesota cont.
Southern MN Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. A
5 1/4s, 1/1/30	A1	$750,000	$796,133
NATL, zero %, 1/1/24	A2	2,000,000	1,121,840

St. Cloud, Hlth. Care Rev. Bonds (Centracare
Hlth. Syst.), AGO, 5 3/8s, 5/1/31	Aa3	1,000,000	1,052,220

St. Louis Park, Hlth. Care Fac. Rev. Bonds
(Nicollet Hlth. Svcs.)
5 3/4s, 7/1/39	A	1,000,000	983,530
Ser. C, 5 3/4s, 7/1/30	A	1,000,000	1,022,670

St. Paul, Hsg. & Redev. Auth. Rev. Bonds
(Rossy & Richard Shaller), Ser. A, 5.05s, 10/1/27	BB–/P	550,000	448,404
Ser. A, 5s, 8/1/35	A1	385,000	379,136

St. Paul, Hsg. & Redev. Auth. Hlth. Care Rev. Bonds
(Gillette Children’s Specialty), 5s, 2/1/29	A–	1,000,000	953,660
(Allina Hlth. Syst.), Ser. A, NATL, 5s, 11/15/19	A1	1,000,000	1,069,230

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac.
Rev. Bonds
(Regions Hosp.), 5.3s, 5/15/28	A3	1,515,000	1,423,009
(HealthPartners Oblig. Group), 5 1/4s, 5/15/36	A3	450,000	400,757

St. Paul, Hsg. & Redev. Auth. Hosp. Rev.
Bonds (Healtheast)
6s, 11/15/35	Ba1	500,000	441,300
Ser. B, 5.85s, 11/1/17	Ba1	750,000	750,113

St. Paul, Port Auth. Rev. Bonds (Brownfields
Redev.), Ser. 2, 4 1/2s, 3/1/27	AA+	1,305,000	1,340,822

St. Paul, Port Auth. VRDN (MN Pub. Radio),
Ser. 7, 0.15s, 5/1/25	VMIG1	1,100,000	1,100,000

St. Paul, Port Auth. Lease Rev. Bonds (Regions
Hosp. Pkg. Ramp), Ser. 1, 5s, 8/1/36	BBB+/P	750,000	599,723

U. of MN Rev. Bonds
Ser. A, 5 3/4s, 7/1/17 (Escrowed to maturity)	AA	2,160,000	2,644,898
Ser. A, 5 1/2s, 7/1/21 (Escrowed to maturity)	AA	1,000,000	1,187,220
Ser. A, 5 1/4s, 12/1/30	Aa1	1,000,000	1,105,430
Ser. A, 5 1/4s, 4/1/29	Aa1	500,000	548,310
Ser. C, 5s, 12/1/21	Aa1	500,000	576,370

Winona, Hlth. Care Fac. Rev. Bonds (Winona Hlth.
Oblig. Group)
Ser. A, 6s, 7/1/34	BBB–	250,000	239,753
5s, 7/1/16	BBB–	425,000	427,822
5s, 7/1/15	BBB–	450,000	456,273
5s, 7/1/14	BBB–	425,000	432,616

			88,132,471
Puerto Rico (2.7%)
Cmnwlth. of PR, G.O. Bonds, Ser. A, 6 1/2s, 7/1/40	A3	1,000,000	1,048,910

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds
Ser. XX, 5 1/4s, 7/1/40	A3	815,000	763,174
Ser. ZZ, 5 1/4s, 7/1/26	A3	500,000	501,050

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds,
Ser. A, NATL, zero %, 8/1/44	Aa2	2,000,000	222,720

			2,535,854

TOTAL INVESTMENTS

Total investments (cost $90,662,365)			$93,035,997

23

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from June 1, 2010 through May 31, 2011 (the reporting period).

* Percentages indicated are based on net assets of $94,168,869.

** The Moody’s, Standard & Poor’s or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer’s claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Ratings are not covered by the Report of Independent Registered Public Accounting Firm. Security ratings are defined in the Statement of Additional Information.

The rates shown on VRDN are the current interest rates at the close of the reporting period.

The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):

Health care	24.1%
Education	15.7
Local government	12.4

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Municipal bonds and notes	$—	$93,035,997	$—

Totals by level	$—	$93,035,997	$—

The accompanying notes are an integral part of these financial statements.

24

Statement of assets and liabilities 5/31/11

ASSETS

Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $90,662,365)	$93,035,997

Cash	126,571

Interest and other receivables	1,319,360

Receivable for shares of the fund sold	76,520

Total assets	94,558,448

LIABILITIES

Distributions payable to shareholders	44,332

Payable for shares of the fund repurchased	140,492

Payable for compensation of Manager (Note 2)	34,936

Payable for investor servicing fees (Note 2)	4,288

Payable for custodian fees (Note 2)	2,955

Payable for Trustee compensation and expenses (Note 2)	59,104

Payable for administrative services (Note 2)	512

Payable for auditing	49,520

Payable for distribution fees (Note 2)	39,617

Other accrued expenses	13,823

Total liabilities	389,579

Net assets	$94,168,869

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1, 4 and 5)	$92,251,938

Distributions in excess of net investment income (Note 1)	(44,332)

Accumulated net realized loss on investments (Note 1)	(412,369)

Net unrealized appreciation of investments	2,373,632

Total — Representing net assets applicable to capital shares outstanding	$94,168,869

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share ($82,989,789 divided by 9,255,233 shares)	$8.97

Offering price per class A share (100/96.00 of $8.97)*	$9.34

Net asset value and offering price per class B share ($2,118,885 divided by 236,947 shares)**	$8.94

Net asset value and offering price per class C share ($7,896,960 divided by 882,043 shares)**	$8.95

Net asset value and redemption price per class M share ($633,379 divided by 70,693 shares)	$8.96

Offering price per class M share (100/96.75 of $8.96)***	$9.26

Net asset value, offering price and redemption price per class Y share
($529,856 divided by 59,026 shares)	$8.98

* On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

*** On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

25

Statement of operations Year ended 5/31/11

INTEREST INCOME	$4,420,199

EXPENSES

Compensation of Manager (Note 2)	419,130

Investor servicing fees (Note 2)	50,239

Custodian fees (Note 2)	6,780

Trustee compensation and expenses (Note 2)	8,359

Administrative services (Note 2)	3,190

Distribution fees — Class A (Note 2)	189,869

Distribution fees — Class B (Note 2)	24,627

Distribution fees — Class C (Note 2)	71,868

Distribution fees — Class M (Note 2)	3,269

Auditing	51,159

Other	29,360

Total expenses	857,850

Expense reduction (Note 2)	(1,357)

Net expenses	856,493

Net investment income	3,563,706

Net realized gain on investments (Notes 1 and 3)	267,467

Net unrealized depreciation of investments during the year	(1,187,237)

Net loss on investments	(919,770)

Net increase in net assets resulting from operations	$2,643,936

The accompanying notes are an integral part of these financial statements.

26

Statement of changes in net assets

INCREASE IN NET ASSETS	Year ended 5/31/11	Year ended 5/31/10

Operations:
Net investment income	$3,563,706	$3,411,898

Net realized gain on investments	267,467	303,196

Net unrealized appreciation (depreciation) of investments	(1,187,237)	3,309,053

Net increase in net assets resulting from operations	2,643,936	7,024,147

Distributions to shareholders (Note 1):
From ordinary income
Taxable net investment income

Class A	(141,127)	(23,867)

Class B	(4,363)	(1,754)

Class C	(12,531)	(1,218)

Class M	(1,074)	(193)

Class Y	(650)	(182)

From tax-exempt net investment income
Class A	(3,188,936)	(3,072,974)

Class B	(91,915)	(181,206)

Class C	(217,996)	(122,460)

Class M	(23,117)	(22,757)

Class Y	(18,577)	(16,379)

Increase in capital from settlement payments (Note 5)	200	—

Increase (decrease) from capital share transactions (Note 4)	1,803,179	(395,236)

Total increase in net assets	747,029	3,185,921

NET ASSETS

Beginning of year	93,421,840	90,235,919

End of year (including distributions in excess of net investment income of $44,332 and undistributed net investment income
of $24,255, respectively)	$94,168,869	$93,421,840

The accompanying notes are an integral part of these financial statements.

27

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized									of expenses	of net investment
	Net asset value,		and unrealized	Total from	From					Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	Total	Redemption	Non-recurring	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss)	on investments	operations	income	distributions	fees	reimbursements	end of period	value (%) [a]	(in thousands)	(%) [b]	net assets (%)	(%)

Class A
May 31, 2011	$9.05	.34	(.06)	.28	(.36)	(.36)	—	— [c,d]	$8.97	3.11	$82,990.83		3.83	17
May 31, 2010	8.70	.34	.35	.69	(.34)	(.34)	—	—	9.05	8.12	82,937	.86 [e]	3.84 [e]	21
May 31, 2009	8.82	.34	(.12)	.22	(.34)	(.34)	— [c]	—	8.70	2.73	79,859	.90 [e]	4.05 [e]	17
May 31, 2008	8.89	.34	(.07)	.27	(.34)	(.34)	— [c]	—	8.82	3.12	89,479	.88 [e]	3.89 [e]	32
May 31, 2007	8.90	.35	(.01)	.34	(.35)	(.35)	—	—	8.89	3.86	90,982	.89 [e]	3.92 [e]	28

Class B
May 31, 2011	$9.02	.29	(.07)	.22	(.30)	(.30)	—	— [c,d]	$8.94	2.46	$2,119	1.45	3.18	17
May 31, 2010	8.67	.28	.36	.64	(.29)	(.29)	—	—	9.02	7.45	4,189	1.49 [e]	3.21 [e]	21
May 31, 2009	8.80	.29	(.13)	.16	(.29)	(.29)	— [c]	—	8.67	1.96	6,874	1.53 [e]	3.41 [e]	17
May 31, 2008	8.87	.29	(.07)	.22	(.29)	(.29)	— [c]	—	8.80	2.46	9,863	1.52 [e]	3.25 [e]	32
May 31, 2007	8.88	.29	(.01)	.28	(.29)	(.29)	—	—	8.87	3.17	13,299	1.53 [e]	3.28 [e]	28

Class C
May 31, 2011	$9.03	.27	(.06)	.21	(.29)	(.29)	—	— [c,d]	$8.95	2.34	$7,897	1.60	3.07	17
May 31, 2010	8.68	.27	.35	.62	(.27)	(.27)	—	—	9.03	7.31	5,350	1.64 [e]	3.06 [e]	21
May 31, 2009	8.80	.28	(.12)	.16	(.28)	(.28)	— [c]	—	8.68	1.91	2,826	1.68 [e]	3.33 [e]	17
May 31, 2008	8.87	.27	(.07)	.20	(.27)	(.27)	— [c]	—	8.80	2.36	789	1.67 [e]	3.10 [e]	32
May 31, 2007†	8.98	.19	(.12)	.07	(.18)	(.18)	—	—	8.87	.84 *	709	1.11*[e]	2.03*[e]	28

Class M
May 31, 2011	$9.04	.32	(.07)	.25	(.33)	(.33)	—	— [c,d]	$8.96	2.84	$633	1.10	3.56	17
May 31, 2010	8.69	.32	.35	.67	(.32)	(.32)	—	—	9.04	7.82	665	1.14 [e]	3.56 [e]	21
May 31, 2009	8.82	.32	(.13)	.19	(.32)	(.32)	— [c]	—	8.69	2.33	612	1.18 [e]	3.77 [e]	17
May 31, 2008	8.89	.32	(.07)	.25	(.32)	(.32)	— [c]	—	8.82	2.82	638	1.17 [e]	3.60 [e]	32
May 31, 2007	8.90	.33	(.02)	.31	(.32)	(.32)	—	—	8.89	3.55	683	1.18 [e]	3.62 [e]	28

Class Y
May 31, 2011	$9.06	.36	(.06)	.30	(.38)	(.38)	—	— [c,d]	$8.98	3.38	$530.60		4.06	17
May 31, 2010	8.70	.36	.37	.73	(.37)	(.37)	—	—	9.06	8.49	281	.64 [e]	4.09 [e]	21
May 31, 2009	8.83	.36	(.13)	.23	(.36)	(.36)	— [c]	—	8.70	2.82	65	.68 [e]	4.36 [e]	17
May 31, 2008††	8.87	.15	(.04)	.11	(.15)	(.15)	— [c]	—	8.83	1.26 *	18	.28*[e]	1.68*[e]	32

* Not annualized.

† For the period October 3, 2006 (commencement of operations) to May 31, 2007.

†† For the period January 2, 2008 (commencement of operations) to May 31, 2008.

a Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

b Includes amounts paid through expense offset arrangements (Note 2).

c Amount represents less than $0.01 per share.

d Reflects a non-recurring reimbursal related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 18, 2011 (Note 5).

e Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts:

	5/31/10	5/31/09	5/31/08	5/31/07

Class A	0.03%	0.08%	0.08%	0.08%

Class B	0.03	0.08	0.08	0.08

Class C	0.03	0.08	0.08	0.06

Class M	0.03	0.08	0.08	0.08

Class Y	0.03	0.08	0.05	N/A

The accompanying notes are an integral part of these financial statements.

28	29

Notes to financial statements 5/31/11

Note 1: Significant accounting policies

Putnam Minnesota Tax Exempt Income Fund (the fund), is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The investment objective of the fund is to seek as high a level of current income exempt from federal income tax and Minnesota personal income tax as Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, believes is consistent with preservation of capital by investing in a portfolio primarily consisting of investment-grade tax-exempt securities issued in the state of Minnesota with intermediate- to long-term maturities. The fund may be affected by economic and political developments in the state of Minnesota.

The fund offers class A, class B, class C, class M and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 4.00% and 3.25%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. The expenses for class A, class B, class C, and class M shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, and class M shares, but do not bear a distribution fee. Class Y shares are not available to all investors.

Prior to August 2, 2010, a 1.00% redemption fee applied to certain shares that were redeemed (either by selling or exchanging into another fund) within 7 days of purchase. The redemption fee was accounted for as an addition to paid-in-capital. Effective August 2, 2010, this redemption fee no longer applies to shares redeemed.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Unless otherwise noted, the “reporting period” represents the period from June 1, 2010 through May 31, 2011.

A) Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

B) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis. The premium in excess of the call price, if any, is amortized to the call date; thereafter, any remaining premium is amortized to maturity.

C) Interfund lending Effective July 2010, the fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the Securities and Exchange Commission (the SEC). This program allows the fund to borrow from other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

D) Line of credit Effective July 2010, the fund participates, along with other Putnam funds, in a $285 million unsecured committed line of credit and a $165 million unsecured uncommitted line of credit, both provided by State Street Bank and Trust Company (State Street). Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.03% of the committed line of credit and $100,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.15% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

E) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

At May 31, 2011, the fund had a capital loss carryover of $96,442 available to the extent allowed by the Code to offset future net capital gain, if any. This capital loss carryover will expire on May 31, 2017. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer to its fiscal year ending May 31, 2012 $87,566 of losses recognized during the period from November 1, 2010 to May 31, 2011.

F) Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences of post-October loss deferrals and straddle loss deferrals. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the reporting period ended, the fund reclassified $67,993 to decrease distributions in excess of net investment income and $44,801 to decrease paid-in-capital, with an increase to accumulated net realized losses of $23,192.

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$3,339,910
Unrealized depreciation	(966,278)

Net unrealized appreciation	2,373,632
Capital loss carryforward	(96,442)
Post-October loss	(87,566)
Cost for federal income tax purposes	$90,662,365

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.590%	of the first $5 billion,
0.540%	of the next $5 billion,
0.490%	of the next $10 billion,
0.440%	of the next $10 billion,
0.390%	of the next $50 billion,
0.370%	of the next $50 billion,
0.360%	of the next $100 billion,
0.355%	of any excess thereafter.

Putnam Management has contractually agreed, through June 30, 2012, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Management had also contractually agreed, through July 31, 2010, to limit the management fee for the fund to an annual rate of 0.452% of the fund’s average net assets. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Effective September 30, 2010, Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing based on the fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. Investor servicing fees will not exceed an annual rate of 0.375% of the fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $1,357 under the expense offset arrangements.

32

Each independent Trustee of the fund receives an annual Trustee fee, of which $52, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at the annual rate of 0.85%, 1.00% and 0.50% of the average net assets for class B, class C and class M shares, respectively. For class A shares, the annual payment rate will equal the weighted average of (i) 0.20% on the net assets of the fund attributable to class A shares purchased and paid for prior to April 1, 2005 and (ii) 0.25% on all other net assets of the fund attributable to class A shares.

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $11,387 and no monies from the sale of class A and class M shares, respectively, and received $1,915 and $2,255 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $4,000 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $16,843,051 and $15,813,849, respectively. There were no purchases or proceeds from sales of long-term U.S. government securities.

Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	Year ended 5/31/11		Year ended 5/31/10

Class A	Shares	Amount	Shares	Amount

Shares sold	1,278,633	$11,573,531	999,375	$8,918,723

Shares issued in connection with
reinvestment of distributions	293,167	2,627,251	261,262	2,326,463

	1,571,800	14,200,782	1,260,637	11,245,186

Shares repurchased	(1,482,463)	(13,218,192)	(1,276,657)	(11,334,883)

Net increase (decrease)	89,337	$982,590	(16,020)	$(89,697)

33

	Year ended 5/31/11		Year ended 5/31/10

Class B	Shares	Amount	Shares	Amount

Shares sold	30,752	$276,365	27,088	$242,064

Shares issued in connection with
reinvestment of distributions	6,636	59,442	13,753	121,952

	37,388	335,807	40,841	364,016

Shares repurchased	(264,593)	(2,385,911)	(369,075)	(3,276,720)

Net decrease	(227,205)	$(2,050,104)	(328,234)	$(2,912,704)

	Year ended 5/31/11		Year ended 5/31/10

Class C	Shares	Amount	Shares	Amount

Shares sold	508,414	$4,552,546	446,257	$3,986,841

Shares issued in connection with
reinvestment of distributions	21,645	193,345	8,351	74,487

	530,059	4,745,891	454,608	4,061,328

Shares repurchased	(240,229)	(2,118,106)	(187,910)	(1,682,115)

Net increase	289,830	$2,627,785	266,698	$2,379,213

	Year ended 5/31/11		Year ended 5/31/10

Class M	Shares	Amount	Shares	Amount

Shares sold	—	$—	1,730	$15,421

Shares issued in connection with
reinvestment of distributions	2,638	23,639	2,523	22,450

	2,638	23,639	4,253	37,871

Shares repurchased	(5,450)	(47,772)	(1,207)	(10,774)

Net increase (decrease)	(2,812)	$(24,133)	3,046	$27,097

	Year ended 5/31/11		Year ended 5/31/10

Class Y	Shares	Amount	Shares	Amount

Shares sold	108,457	$993,225	66,969	$589,385

Shares issued in connection with
reinvestment of distributions	494	4,427	400	3,548

	108,951	997,652	67,369	592,933

Shares repurchased	(80,995)	(730,611)	(43,765)	(392,078)

Net increase	27,956	$267,041	23,604	$200,855

At the close of the reporting period, Putnam Investments, LLC owned 1,300 class Y shares of the fund (2.20% of class Y shares outstanding), valued at $11,674.

Note 5: Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. In May 2011, the fund received a payment of $200 related to settlement of those lawsuits. This amount is reported in the Increase in capital from settlement payments line on the Statement of changes in net assets. Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

34

Note 6: Market and credit risk

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

35

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of
Putnam New Jersey Tax Exempt Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam New Jersey Tax Exempt Income Fund (the “fund”) at May 31, 2011, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at May 31, 2011 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 13, 2011

19

The fund’s portfolio 5/31/11

Key to holding’s abbreviations	FGIC Financial Guaranty Insurance Company
AGM Assured Guaranty Municipal Corporation	G.O. Bonds General Obligation Bonds
AGO Assured Guaranty, Ltd.	NATL National Public Finance Guarantee Corp.
AMBAC AMBAC Indemnity Corporation	Radian Insd. Radian Group Insured
Cmnwlth. of PR Gtd. Commonwealth of	U.S. Govt. Coll. U.S. Government Collateralized
Puerto Rico Guaranteed	VRDN Variable Rate Demand Notes
COP Certificates of Participation

MUNICIPAL BONDS AND NOTES (98.1%)*	Rating**	Principal amount	Value

Guam (0.8%)
Territory of GU, Govt. Ltd. Oblig. Rev. Bonds
(Section 30), Ser. A, 5 3/4s, 12/1/34	BBB–	$1,000,000	$974,860

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste
Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	Ba2	450,000	402,143

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A,
5 1/2s, 10/1/40	BBB	500,000	478,930

			1,855,933
New Jersey (78.4%)
Bayonne, G.O. Bonds (School Bldg.), AGM,
5s, 7/15/25	Aa2	1,859,000	1,921,704

Burlington Cnty., Bridge Comm. Econ. Dev. Rev.
Bonds (The Evergreens), 5 5/8s, 1/1/38	BB+/P	1,450,000	1,216,927

Camden Cnty., Impt. Auth. VRDN (Harvest Village),
Ser. A, 0.17s, 7/1/29	A–1+	1,205,000	1,205,000

Casino Reinvestment Dev. Auth. Rev. Bonds,
Ser. A, NATL, 5 1/4s, 6/1/21	A3	3,905,000	3,935,732

Essex Cnty., Impt. Auth. Rev. Bonds
NATL, 5 1/2s, 10/1/30	Aa2	1,290,000	1,404,526
Ser. 06, AMBAC, 5 1/4s, 12/15/20	Aa2	1,000,000	1,161,040
AMBAC, 5s, 12/15/23	Aa2	2,000,000	2,128,160

Freehold, Regl. High School Dist. G.O. Bonds,
FGIC, NATL, 5s, 3/1/19	AA	1,500,000	1,784,580

Garden State Preservation Trust Rev. Bonds
(Open Space & Farmland 2005), Ser. A, AGM,
5 3/4s, 11/1/28	AAA	2,000,000	2,388,220
Ser. B, AGM, zero %, 11/1/24	AAA	6,000,000	3,256,080

Gloucester Cnty., Impt. Auth. Rev. Bonds
5s, 4/1/28	AA+	2,310,000	2,448,115
5s, 4/1/23	AA+	500,000	548,675

Hillsborough Twp., School Dist. G.O. Bonds, AGM,
5 3/8s, 10/1/21	AA+	1,720,000	2,071,929

Jersey City, Swr. Auth. Rev. Bonds, AMBAC,
6 1/4s, 1/1/14	BBB/P	1,300,000	1,358,318

Middlesex Cnty., Impt. Auth. Lease Rev. Bonds
(Perth Amboy Muni. Complex), FGIC, NATL,
5s, 3/15/31	BBB–/P	1,500,000	1,360,155
(North Brunswick Twp.), Ser. A, FGIC, NATL,
5s, 10/1/20	Aa2	1,000,000	1,038,820

20

MUNICIPAL BONDS AND NOTES (98.1%)* cont.	Rating**	Principal amount	Value

New Jersey cont.
Middletown Twp., Board of Ed. G.O. Bonds,
5s, 8/1/27	AA	$1,500,000	$1,636,875

Millburn Twp., Board of Ed. G.O. Bonds,
5.35s, 7/15/17	Aaa	1,150,000	1,376,596

New Brunswick Pkg. Auth. Rev. Bonds, Ser. A,
NATL, 5s, 9/1/24	A+	1,225,000	1,261,481

Newark, Hsg. Auth. Rev. Bonds (Port Auth.
Newark Marine Term.), NATL, 5 1/4s, 1/1/22
(Prerefunded 1/1/14)	AA–	2,260,000	2,521,618

NJ Econ. Dev. Auth. Rev. Bonds
(Newark Arpt. Marriott Hotel), 7s, 10/1/14	Ba1	1,300,000	1,303,315
(First Mtge. Presbyterian Home), Ser. A,
6 3/8s, 11/1/31	BB/P	1,500,000	1,235,865
(Cranes Mill), Ser. A, 6s, 7/1/38	BBB–/F	750,000	655,358
(MSU Student Hsg.), 5 7/8s, 6/1/42	Baa3	1,550,000	1,423,396
(Franciscan Oaks), 5 3/4s, 10/1/23	BB/P	1,755,000	1,582,308
(Cigarette Tax), 5 1/2s, 6/15/24	BBB	2,950,000	2,841,057
(School Fac. Construction), Ser. AA,
5 1/4s, 12/15/33	A1	1,500,000	1,514,655
(School Fac. Construction), Ser. Y, 5s, 9/1/33	A1	500,000	493,355
(School Fac.), Ser. U, AGM, 5s, 9/1/32	AA+	1,000,000	990,880
(School Fac. Construction), Ser. P, 5s, 9/1/30	A1	2,040,000	2,051,465
(Motor Vehicle), Ser. A, NATL, 5s, 7/1/27	A	1,000,000	1,012,470
(School Fac. Construction), Ser. L, AGM,
5s, 3/1/23	AA+	2,545,000	2,627,178

NJ Econ. Dev. Auth. Retirement Cmnty. Rev. Bonds
(Seabrook Village, Inc.), 5 1/4s, 11/15/36	BB–/P	200,000	162,716

NJ Econ. Dev. Auth. Solid Waste Mandatory Put
Bonds (6/1/14) (Disp. Waste Mgt.), 5.3s, 6/1/15	BBB	1,500,000	1,619,550

NJ Econ. Dev. Auth. Wtr. Fac. Rev. Bonds
(NJ American Wtr. Co.), Ser. A, 5.7s, 10/1/39	A2	3,500,000	3,436,965
(NJ American Wtr. Co.), Ser. B, 5.6s, 11/1/34	A2	500,000	491,650
(NJ American Wtr. Co.), Ser. D, 4 7/8s, 11/1/29	A2	700,000	659,764

NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(Gen. Hosp. Ctr.-Passaic Inc.), AGM, U.S. Govt.
Coll., 6 3/4s, 7/1/19 (Escrowed to maturity)	AA+	5,000,000	6,247,347
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB–	1,000,000	1,006,930
(Atlantic City Med.), 6 1/4s, 7/1/17	A1	560,000	583,094
(AHS Hosp. Corp.), 6s, 7/1/41	A1	2,500,000	2,597,575
(Chilton Memorial Hosp.), 5 3/4s, 7/1/39	Baa1	2,000,000	1,908,180
(St. Peter’s U. Hosp.), 5 3/4s, 7/1/37	Baa3	1,500,000	1,303,875
(United Methodist Homes), Ser. A, 5 3/4s, 7/1/29	BB+	1,750,000	1,540,508
(Atlantic City Med.), 5 3/4s, 7/1/25	A1	975,000	994,344
(Children’s Specialized Hosp.), Ser. A,
5 1/2s, 7/1/36	Baa3	600,000	547,584
(Children’s Specialized Hosp.), Ser. A,
5 1/2s, 7/1/30	Baa3	900,000	843,408
(Hackensack U. Med. Ctr.), AGO, 5 1/4s, 1/1/31	Aa3	1,000,000	1,014,380
(Hackensack U. Med. Ctr.), 5 1/8s, 1/1/21	Baa1	1,425,000	1,449,197
(Hlth. Care Fac. Good Shepherd), Radian Insd.,
5.1s, 7/1/21	BB+/P	1,010,000	886,820

21

MUNICIPAL BONDS AND NOTES (98.1%)* cont.	Rating**	Principal amount	Value

New Jersey cont.
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(South Jersey Hosp.), 5s, 7/1/46	A2	$3,055,000	$2,733,003
(Holy Name Hosp.), 5s, 7/1/36	Baa2	1,500,000	1,212,330
(Hunterdon Med. Ctr.), Ser. B, 5s, 7/1/36	A–	1,710,000	1,527,338
(Hackensack U. Med. Ctr.), 5s, 1/1/34	Baa1	750,000	660,390
(Hosp. Asset Transformation), Ser. A, 5s, 10/1/28	A1	1,000,000	1,007,860
(AHS Hosp. Corp.), Ser. A, 5s, 7/1/27	A1	500,000	496,705
(South Jersey Hosp.), 5s, 7/1/26	A2	1,500,000	1,481,190
(Holy Name Med. Ctr.), 5s, 7/1/25	Baa2	1,000,000	879,770
(Atlanticare Regl. Med. Ctr.), 5s, 7/1/24	A1	1,555,000	1,575,262
(Children’s Specialized Hosp.), Ser. A, 5s, 7/1/24	Baa3	400,000	375,816
(Atlanticare Regl. Med. Ctr.), 5s, 7/1/23	A1	1,500,000	1,526,670
(Children’s Specialized Hosp.), Ser. A, 5s, 7/1/18	Baa3	1,000,000	1,005,080

NJ Hlth. Care Fac. Fin. Auth. VRDN
(AHS Hospital Corp.), Ser. B, 0.18s, 7/1/36	VMIG1	1,500,000	1,500,000
Ser. A, 0.15s, 7/1/31	VMIG1	2,715,000	2,715,000
(Virtua Hlth.), Ser. B, 0.12s, 7/1/43	A–1+	1,000,000	1,000,000

NJ State G.O. Bonds, 5s, 6/1/27
(Prerefunded 6/1/17)	Aa3	1,500,000	1,792,305

NJ State Rev. Bonds (Trans. Syst.), Ser. C,
AMBAC, zero %, 12/15/24	AA–	2,400,000	1,112,328

NJ State Edl. Fac. Auth. Rev. Bonds
(U. of Med. and Dentistry), Ser. B,
7 1/2s, 12/1/32	Baa1	500,000	550,405
(Georgian Court College), Ser. C, U.S. Govt.
Coll., 6 1/2s, 7/1/33 (Prerefunded 7/1/13)	AAA	1,250,000	1,406,225
(Fairleigh Dickinson), Ser. C, 6s, 7/1/20	BBB–/F	1,000,000	1,019,590
(Kean U.), Ser. A, 5 1/2s, 9/1/36	A2	1,635,000	1,696,263
(Fairleigh Dickinson), Ser. C, 5 1/2s, 7/1/23	BBB–/F	1,000,000	980,100
(Montclair State U.), Ser. J, 5 1/4s, 7/1/38	A1	500,000	503,205
(Georgian Court U.), Ser. D, 5 1/4s, 7/1/27	Baa1	1,575,000	1,536,539
(NJ City U.), Ser. E, AGO, 5s, 7/1/28	Aa3	1,000,000	1,033,050
(William Paterson U.), Ser. C, AGO, 5s, 7/1/28	Aa3	2,000,000	2,075,920
(Georgian Court U.), Ser. D, 5s, 7/1/27	Baa1	1,000,000	949,090
(College of NJ), Ser. D, AGM, 5s, 7/1/26	AA+	1,000,000	1,027,540
(College of NJ), Ser. D, AGM, 5s, 7/1/25	AA+	1,500,000	1,551,405
(Kean U.), Ser. A, 5s, 9/1/24	A2	1,500,000	1,578,525
(William Patterson U.), Ser. A, FGIC, 5s, 7/1/22	A1	1,110,000	1,152,890
(Rowan U.), Ser. C, NATL, 5s, 7/1/21
(Prerefunded 7/1/14)	A+	1,565,000	1,759,326
(Higher Ed. Cap. Impt. Fund), Ser. A, AGM,
5s, 9/1/17	AA+	4,315,000	4,593,490

NJ State Higher Ed. Assistance Auth. Rev. Bonds
(Student Loan)
Ser. A, 5 5/8s, 6/1/30	AA	1,750,000	1,805,055
Ser. 2, 5s, 12/1/26	Aa3	1,250,000	1,259,400
Ser. A, 5s, 6/1/18	AA	2,000,000	2,170,480

NJ State Hsg. & Mtge. Fin. Agcy. Rev. Bonds
Ser. AA, 6 3/8s, 10/1/28	Aa2	930,000	996,969
Ser. E1, AGM, 5.7s, 5/1/20	AA+	385,000	385,443

22

MUNICIPAL BONDS AND NOTES (98.1%)* cont.	Rating**	Principal amount	Value

New Jersey cont.
NJ State Tpk. Auth. Rev. Bonds
Ser. C, NATL, 6 1/2s, 1/1/16 (Escrowed
to maturity)	A+	$4,000,000	$4,500,960
Ser. E, 5 1/4s, 1/1/40	A+	2,000,000	2,033,660
Ser. A, AMBAC, 5s, 1/1/30	A+	3,000,000	3,026,370
Ser. A, AGM, 5s, 1/1/20	AA+	4,000,000	4,217,840

NJ State Trans. Trust Fund Auth. Rev. Bonds
(Trans. Syst.)
Ser. A, 5 7/8s, 12/15/38	A1	1,350,000	1,427,706
Ser. D, 5 1/4s, 12/15/23	A1	2,000,000	2,150,420
Ser. A, AGM, AMBAC, 5s, 12/15/32	AA+	2,500,000	2,477,175
Ser. A, AMBAC, 5s, 12/15/27	A1	2,475,000	2,484,529
Ser. A, zero %, 12/15/33	AA–	5,100,000	1,219,920

North Bergen Twp., Muni. Util. Auth. Swr. Rev.
Bonds, NATL
zero %, 12/15/27	A2	1,005,000	415,789
zero %, 12/15/26	A2	1,000,000	443,730

Northern Burlington Cnty., Regl. School Dist.
G.O. Bonds, FGIC, NATL, 5 1/4s, 4/1/17	Aa2	1,130,000	1,324,258

Ocean City, Util. Auth. Waste Wtr. Rev. Bonds,
NATL, 5 1/4s, 1/1/22	Aaa	2,000,000	2,423,420

Rutgers State U. COP, AMBAC, 5s, 1/1/24	Aa2	1,800,000	1,871,820

Rutgers State U. Rev. Bonds
Ser. A, 6.4s, 5/1/13	Aa2	1,685,000	1,756,461
Ser. F, 5s, 5/1/30	Aa2	1,000,000	1,059,550
Ser. E, FGIC, NATL, 5s, 5/1/25	Aa2	1,330,000	1,409,694

Salem Cnty., Poll. Control Fin. Auth. Rev. Bonds,
Ser. A, 5 3/4s, 4/1/31	Baa1	1,250,000	1,241,125

South Jersey Port. Corp. Rev. Bonds, 5.2s, 1/1/23	A–	1,250,000	1,254,875

Sussex Cnty., Muni. Util. Auth. (Waste Wtr.
Facs.), Ser. B, AGM, zero %, 12/1/30	AAA	1,500,000	524,835

Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/8s, 6/1/32 (Prerefunded 6/1/12 and 6/1/13)	Aaa	1,500,000	1,641,285
6s, 6/1/37 (Prerefunded 6/1/12)	Aaa	1,500,000	1,585,140
Ser. 1A, 5s, 6/1/41	Baa3	2,000,000	1,277,220
Ser. 1A, 4 3/4s, 6/1/34	Baa3	2,000,000	1,273,500
Ser. 1A, 4 5/8s, 6/1/26	BBB	2,500,000	1,842,975
Ser. 1A, 4 1/2s, 6/1/23	BBB	1,240,000	1,040,186

U. of Medicine & Dentistry Rev. Bonds, Ser. E,
NATL, 6 1/2s, 12/1/12 (Escrowed to maturity)	BBB	1,755,000	1,847,945

			181,454,085
New York (3.9%)
NY City, G.O. Bonds, Ser. C, 5s, 8/1/24	Aa2	2,445,000	2,696,004

Port Auth. NY & NJ Rev. Bonds, Ser. 93rd,
6 1/8s, 6/1/94	Aa2	5,000,000	5,792,850

Port Auth. NY & NJ Special Oblig. Rev. Bonds
(Kennedy Intl. Arpt. — 5th Installment),
6 3/4s, 10/1/19	BB+/P	600,000	556,662

			9,045,516

23

MUNICIPAL BONDS AND NOTES (98.1%)* cont.	Rating**	Principal amount	Value

Pennsylvania (3.3%)
Delaware River Port Auth. Rev. Bonds
(Port Dist.), Ser. B, AGM, 5 5/8s, 1/1/26	AA+	$7,490,000	$7,494,269

			7,494,269
Puerto Rico (10.8%)
Cmnwlth. of PR, G.O. Bonds
Ser. A, 6s, 7/1/40	A3	1,975,000	1,997,199
Ser. A, FGIC, 5 1/2s, 7/1/21	A3	1,490,000	1,563,993
(Pub. Impt.), Ser. A, NATL, 5 1/2s, 7/1/20	A3	2,500,000	2,627,450

Cmnwlth. of PR, Aqueduct & Swr. Auth.
Rev. Bonds, Ser. A
6s, 7/1/44	Baa1	3,300,000	3,299,802
6s, 7/1/38	Baa1	2,500,000	2,509,850

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. N, 5 1/2s, 7/1/25	A3	1,000,000	1,022,610
Ser. X, 5 1/2s, 7/1/13	A2	380,000	392,114
Ser. K, 5s, 7/1/30	A3	500,000	467,305

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env.
Control Facs. Rev. Bonds (Cogen. Fac.-AES),
6 5/8s, 6/1/26	Baa3	1,000,000	1,001,050

Cmnwlth. of PR, Infrastructure Fin. Auth. Special
Tax Bonds, Ser. C, AMBAC, 5 1/2s, 7/1/25	A3	1,025,000	1,048,175

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds
Ser. Q, Cmnwlth. of PR Gtd., 5 5/8s, 7/1/39	A3	1,000,000	969,100
(Govt. Fac.), Ser. I, Cmnwlth. of PR Gtd.,
5 1/4s, 7/1/29	A3	570,000	568,655

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 6s, 8/1/42	A1	5,000,000	5,129,150
Ser. C, 5 1/4s, 8/1/41	A1	1,000,000	949,240

U. of PR Rev. Bonds, Ser. P, 5s, 6/1/24	Baa1	1,500,000	1,471,905

			25,017,598
Virgin Islands (0.9%)
VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	450,000	453,470
(Hovensa Refinery Fac.), 5 7/8s, 7/1/22	Baa3	750,000	688,365
Ser. A-1, 5s, 10/1/39	Baa2	525,000	461,601
Ser. A, 5s, 10/1/25	Baa2	450,000	449,055

			2,052,491

TOTAL INVESTMENTS

Total investments (cost $220,133,729)			$226,919,892

24

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from June 1, 2010 through May 31, 2011 (the reporting period).

* Percentages indicated are based on net assets of $231,360,016.

** The Moody’s, Standard & Poor’s or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer’s claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Ratings are not covered by the Report of Independent Registered Public Accounting Firm. Security ratings are defined in the Statement of Additional Information.

The rates shown on Mandatory Put Bonds and VRDN are the current interest rates at the close of the reporting period.

The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.

The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):

Health care	16.5%
State government	15.2
Transportation	11.1
Prerefunded	10.1

The fund had the following insurance concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):

AGM	18.1%
NATL	13.4

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Municipal bonds and notes	$—	$226,919,892	$—

Totals by level	$—	$226,919,892	$—

The accompanying notes are an integral part of these financial statements.

25

Statement of assets and liabilities 5/31/11

ASSETS

Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $220,133,729)	$226,919,892

Cash	832,856

Interest and other receivables	4,268,015

Receivable for shares of the fund sold	149,902

Receivable for investments sold	25,000

Total assets	232,195,665

LIABILITIES

Distributions payable to shareholders	235,780

Payable for shares of the fund repurchased	262,424

Payable for compensation of Manager (Note 2)	86,167

Payable for investor servicing fees (Note 2)	10,572

Payable for custodian fees (Note 2)	3,575

Payable for Trustee compensation and expenses (Note 2)	68,549

Payable for administrative services (Note 2)	1,300

Payable for distribution fees (Note 2)	95,279

Payable for auditing	53,549

Other accrued expenses	18,454

Total liabilities	835,649

Net assets	$231,360,016

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1, 4 and 5)	$225,122,156

Undistributed net investment income (Note 1)	419,312

Accumulated net realized loss on investments (Note 1)	(967,615)

Net unrealized appreciation of investments	6,786,163

Total — Representing net assets applicable to capital shares outstanding	$231,360,016

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share ($188,287,054 divided by 20,655,470 shares)	$9.12

Offering price per class A share (100/96.00 of $9.12)*	$9.50

Net asset value and offering price per class B share ($7,251,688 divided by 796,353 shares)**	$9.11

Net asset value and offering price per class C share ($21,285,581 divided by 2,333,215 shares)**	$9.12

Net asset value and redemption price per class M share ($3,083,043 divided by 338,185 shares)	$9.12

Offering price per class M share (100/96.75 of $9.12)***	$9.43

Net asset value, offering price and redemption price per class Y share
($11,452,650 divided by 1,254,563 shares)	$9.13

* On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

*** On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

26

Statement of operations Year ended 5/31/11

INTEREST INCOME	$12,284,771

EXPENSES

Compensation of Manager (Note 2)	$1,102,213

Investor servicing fees (Note 2)	131,941

Custodian fees (Note 2)	7,872

Trustee compensation and expenses (Note 2)	22,318

Administrative services (Note 2)	8,423

Distribution fees — Class A (Note 2)	454,454

Distribution fees — Class B (Note 2)	80,881

Distribution fees — Class C (Note 2)	258,914

Distribution fees — Class M (Note 2)	17,974

Other	112,504

Total expenses	2,197,494

Expense reduction (Note 2)	(1,678)

Net expenses	2,195,816

Net investment income	10,088,955

Net realized gain on investments (Notes 1 and 3)	293,931

Net unrealized depreciation of investments during the year	(7,981,367)

Net loss on investments	(7,687,436)

Net increase in net assets resulting from operations	$2,401,519

The accompanying notes are an integral part of these financial statements.

27

Statement of changes in net assets

INCREASE (DECREASE) IN NET ASSETS	Year ended 5/31/11	Year ended 5/31/10

Operations:
Net investment income	$10,088,955	$9,463,911

Net realized gain (loss) on investments	293,931	(826,065)

Net unrealized appreciation (depreciation) of investments	(7,981,367)	12,157,945

Net increase in net assets resulting from operations	2,401,519	20,795,791

Distributions to shareholders (Note 1):
From ordinary income
Taxable net investment income

Class A	(4,405)	(19,109)

Class B	(194)	(1,562)

Class C	(577)	(2,054)

Class M	(70)	(325)

Class Y	(197)	(526)

From tax-exempt net investment income
Class A	(8,244,565)	(7,840,211)

Class B	(329,551)	(575,901)

Class C	(859,511)	(660,354)

Class M	(137,238)	(117,495)

Class Y	(426,904)	(213,336)

Increase in capital from settlement payments (Note 5)	388	—

Redemption fees (Note 1)	1	81

Increase (decrease) from capital share transactions (Note 4)	(19,468,761)	35,430,959

Total increase (decrease) in net assets	(27,070,065)	46,795,958

NET ASSETS

Beginning of year	258,430,081	211,634,123

End of year (including undistributed net investment income
of $419,312 and $411,451, respectively)	$231,360,016	$258,430,081

The accompanying notes are an integral part of these financial statements.

28

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29

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized									of expenses	of net investment
	Net asset value,		and unrealized	Total from	From					Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	Total	Redemption	Non-recurring	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss)	on investments	operations	income	distributions	fees	reimbursements	end of period	value (%) [a]	(in thousands)	(%) [b]	net assets (%)	(%)

Class A
May 31, 2011	$9.36	.38	(.24)	.14	(.38)	(.38)	— [d]	— [d,e]	$9.12	1.53	$188,287.78		4.14	9
May 31, 2010	8.92	.37	.45	.82	(.38)	(.38)	— [d]	—	9.36	9.34	205,848	.81 [c]	4.10 [c]	9
May 31, 2009	9.10	.37	(.17)	.20	(.38)	(.38)	— [d]	—	8.92	2.36	174,980	.87 [c]	4.22 [c]	12
May 31, 2008	9.15	.37	(.04)	.33	(.38)	(.38)	— [d]	—	9.10	3.65	168,268	.86 [c]	4.07 [c]	27
May 31, 2007	9.11	.37	.04	.41	(.37)	(.37)	—	—	9.15	4.55	159,485	.89 [c]	3.97 [c]	14

Class B
May 31, 2011	$9.35	.33	(.25)	.08	(.32)	(.32)	— [d]	— [d,e]	$9.11	.91	$7,252	1.40	3.49	9
May 31, 2010	8.91	.32	.44	.76	(.32)	(.32)	— [d]	—	9.35	8.65	12,484	1.44 [c]	3.47 [c]	9
May 31, 2009	9.09	.31	(.17)	.14	(.32)	(.32)	— [d]	—	8.91	1.70	21,044	1.50 [c]	3.58 [c]	12
May 31, 2008	9.14	.31	(.04)	.27	(.32)	(.32)	— [d]	—	9.09	2.99	28,590	1.50 [c]	3.43 [c]	27
May 31, 2007	9.10	.31	.04	.35	(.31)	(.31)	—	—	9.14	3.88	36,076	1.53 [c]	3.33 [c]	14

Class C
May 31, 2011	$9.37	.31	(.25)	.06	(.31)	(.31)	— [d]	— [d,e]	$9.12	.64	$21,286	1.55	3.36	9
May 31, 2010	8.93	.30	.44	.74	(.30)	(.30)	— [d]	—	9.37	8.45	26,594	1.59 [c]	3.32 [c]	9
May 31, 2009	9.10	.30	(.16)	.14	(.31)	(.31)	— [d]	—	8.93	1.66	11,637	1.65 [c]	3.47 [c]	12
May 31, 2008	9.14	.30	(.04)	.26	(.30)	(.30)	— [d]	—	9.10	2.93	4,704	1.65 [c]	3.31 [c]	27
May 31, 2007†	9.26	.20	(.12)	.08	(.20)	(.20)	—	—	9.14	.87 *	301	1.11*[c]	2.08*[c]	14

Class M
May 31, 2011	$9.36	.36	(.25)	.11	(.35)	(.35)	— [d]	— [d,e]	$9.12	1.26	$3,083	1.05	3.85	9
May 31, 2010	8.92	.35	.44	.79	(.35)	(.35)	— [d]	—	9.36	9.01	3,928	1.09 [c]	3.83 [c]	9
May 31, 2009	9.10	.34	(.17)	.17	(.35)	(.35)	— [d]	—	8.92	2.06	2,058	1.15 [c]	3.95 [c]	12
May 31, 2008	9.15	.34	(.04)	.30	(.35)	(.35)	— [d]	—	9.10	3.38	1,536	1.15 [c]	3.78 [c]	27
May 31, 2007	9.11	.34	.04	.38	(.34)	(.34)	—	—	9.15	4.25	1,586	1.18 [c]	3.68 [c]	14

Class Y
May 31, 2011	$9.38	.40	(.25)	.15	(.40)	(.40)	— [d]	— [d,e]	$9.13	1.65	$11,453.55		4.38	9
May 31, 2010	8.93	.40	.45	.85	(.40)	(.40)	— [d]	—	9.38	9.66	9,576	.59 [c]	4.33 [c]	9
May 31, 2009	9.10	.39	(.17)	.22	(.39)	(.39)	— [d]	—	8.93	2.67	1,915	.65 [c]	4.47 [c]	12
May 31, 2008††	9.15	.16	(.04)	.12	(.17)	(.17)	—	—	9.10	1.28 *	429	.27*[c]	1.79*[c]	27

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

30	31

Financial highlights (Continued)

* Not annualized.

† For the period October 3, 2006 (commencement of operations) to May 31, 2007.

†† For the period January 2, 2008 (commencement of operations) to May 31, 2008.

a Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

b Includes amounts paid through expense offset arrangements (Note 2).

c Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts (Note 2):

Percentage of
average net assets

May 31, 2010	0.02%

May 31, 2009	0.01

May 31, 2008	0.01

May 31, 2007	<0.01

d Amount represents less than $0.01 per share.

e Reflects a non-recurring reimbursal related to short term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 18, 2011 (Note 5).

The accompanying notes are an integral part of these financial statements.

32

Notes to financial statements 5/31/11

Note 1: Significant accounting policies

Putnam New Jersey Tax Exempt Income Fund (the fund), is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The fund seeks as high a level of current income exempt from federal income tax and New Jersey personal income tax as Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, believes is consistent with preservation of capital by investing primarily in a portfolio of investment-grade New Jersey tax-exempt securities with intermediate to long-term maturities. The fund may be affected by economic and political developments in the state of New Jersey.

The fund offers class A, class B, class C, class M and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 4.00% and 3.25%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. The expenses for class A, class B, class C, and class M shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, and class M shares, but do not bear a distribution fee. Class Y shares are not available to all investors.

Prior to August 2, 2010, a 1.00% redemption fee applied to certain shares that were redeemed (either by selling or exchanging into another fund) within 7 days of purchase. The redemption fee was accounted for as an addition to paid-in-capital. Effective August 2, 2010, this redemption fee no longer applies to shares redeemed.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Unless otherwise noted, the “reporting period” represents the period from June 1, 2010 through May 31, 2011.

A) Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

33

B) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis. The premium in excess of the call price, if any, is amortized to the call date; thereafter, any remaining premium is amortized to maturity.

C) Interfund lending Effective July 2010, the fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the Securities and Exchange Commission (the SEC). This program allows the fund to borrow from other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

D) Line of credit Effective July 2010, the fund participates, along with other Putnam funds, in a $285 million unsecured committed line of credit and a $165 million unsecured uncommitted line of credit, both provided by State Street Bank and Trust Company (State Street). Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.03% of the committed line of credit and $100,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.15% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

E) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

At May 31, 2011, the fund had a capital loss carryover of $651,569 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover	Expiration

$371,130	May 31, 2018

280,439	May 31, 2019

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

F) Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from dividends payable and straddle loss deferrals. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the reporting period ended, the fund reclassified $77,882 to decrease undistributed net investment income and $391 to decrease paid-in-capital, with a decrease to accumulated net realized loss of $78,273.

34

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$9,916,855
Unrealized depreciation	(3,130,692)

Net unrealized appreciation	6,786,163
Undistributed tax-exempt income	646,977
Undistributed ordinary income	8,115
Capital loss carryforward	(651,569)
Cost for federal income tax purposes	$220,133,729

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.590%	of the first $5 billion,
0.540%	of the next $5 billion,
0.490%	of the next $10 billion,
0.440%	of the next $10 billion,
0.390%	of the next $50 billion,
0.370%	of the next $50 billion,
0.360%	of the next $100 billion,
0.355%	of any excess thereafter.

Putnam Management has contractually agreed, through June 30, 2012, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Management had also contractually agreed, through July 31, 2010, to limit the management fee for the fund to an annual rate of 0.452% of the fund’s average net assets. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Effective September 30, 2010, Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing based on the fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. Investor servicing fees will not exceed an annual rate of 0.375% of the fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $1,678 under the expense offset arrangements.

35

Each independent Trustee of the fund receives an annual Trustee fee, of which $128, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at the annual rate of 0.85%, 1.00% and 0.50% of the average net assets for class B, class C and class M shares, respectively. For class A shares, the annual payment rate will equal the weighted average of (i) 0.20% on the net assets of the fund attributable to class A shares purchased and paid for prior to April 1, 2005 and (ii) 0.25% on all other net assets of the fund attributable to class A shares.

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $29,625 and $764 from the sale of class A and class M shares, respectively, and received $5,140 and $3,136 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $1,269 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $20,419,819 and $34,473,194, respectively. There were no purchases or proceeds from sales of long-term U.S. government securities.

Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	Year ended 5/31/11		Year ended 5/31/10

Class A	Shares	Amount	Shares	Amount

Shares sold	3,102,319	$28,791,060	5,086,869	$46,676,633

Shares issued in connection with
reinvestment of distributions	640,515	5,886,778	533,496	4,905,574

	3,742,834	34,677,838	5,620,365	51,582,207

Shares repurchased	(5,070,678)	(46,172,722)	(3,251,173)	(29,901,139)

Net increase (decrease)	(1,327,844)	$(11,494,884)	2,369,192	$21,681,068

36

	Year ended 5/31/11		Year ended 5/31/10

Class B	Shares	Amount	Shares	Amount

Shares sold	96,233	$885,155	138,128	$1,256,616

Shares issued in connection with
reinvestment of distributions	27,702	255,204	44,710	409,642

	123,935	1,140,359	182,838	1,666,258

Shares repurchased	(662,135)	(6,098,584)	(1,209,644)	(11,067,134)

Net decrease	(538,200)	$(4,958,225)	(1,026,806)	$(9,400,876)

	Year ended 5/31/11		Year ended 5/31/10

Class C	Shares	Amount	Shares	Amount

Shares sold	698,792	$6,525,508	1,740,224	$15,889,356

Shares issued in connection with
reinvestment of distributions	76,875	708,300	55,355	510,580

	775,667	7,233,808	1,795,579	16,399,936

Shares repurchased	(1,280,200)	(11,616,553)	(261,610)	(2,410,842)

Net increase (decrease)	(504,533)	$(4,382,745)	1,533,969	$13,989,094

	Year ended 5/31/11		Year ended 5/31/10

Class M	Shares	Amount	Shares	Amount

Shares sold	31,759	$297,699	189,096	$1,734,329

Shares issued in connection with
reinvestment of distributions	14,150	130,356	10,703	98,686

	45,909	428,055	199,799	1,833,015

Shares repurchased	(127,202)	(1,158,327)	(10,991)	(100,496)

Net increase (decrease)	(81,293)	$(730,272)	188,808	$1,732,519

	Year ended 5/31/11		Year ended 5/31/10

Class Y	Shares	Amount	Shares	Amount

Shares sold	623,128	$5,671,592	928,771	$8,551,071

Shares issued in connection with
reinvestment of distributions	14,333	133,997	19,125	176,668

	637,461	5,805,589	947,896	8,727,739

Shares repurchased	(404,065)	(3,708,224)	(141,162)	(1,298,585)

Net increase	233,396	$2,097,365	806,734	$7,429,154

Note 5: Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. In May 2011, the fund received a payment of $388 related to settlement of those lawsuits. This amount is reported in the Increase in capital from settlement payments line on the Statement of changes in net assets. Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

37

Note 6: Market and credit risk

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

38

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of
Putnam Ohio Tax Exempt Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Ohio Tax Exempt Income Fund (the “fund”) at May 31, 2011, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at May 31, 2011 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 12, 2011

19

The fund’s portfolio 5/31/11

Key to holding’s abbreviations

AGM Assured Guaranty Municipal Corporation	FNMA Coll. Federal National Mortgage
AGO Assured Guaranty, Ltd.	Association Collateralized
AMBAC AMBAC Indemnity Corporation	FRB Floating Rate Bonds
Cmnwlth. of PR Gtd. Commonwealth of	G.O. Bonds General Obligation Bonds
Puerto Rico Guaranteed	GNMA Coll. Government National Mortgage
COP Certificates of Participation	Association Collateralized
FGIC Financial Guaranty Insurance Company	NATL National Public Finance Guarantee Corp.
FHA Insd. Federal Housing Administration Insured	SGI Syncora Guarantee, Inc.
FHLMC Coll. Federal Home Loan Mortgage	U.S. Govt. Coll. U.S. Government Collateralized
Corporation Collateralized	VRDN Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (98.3%)*	Rating**	Principal amount	Value

Guam (0.7%)
Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste
Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	Ba2	$350,000	$312,778

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds
(Section 30), Ser. A, 5 3/4s, 12/1/34	BBB–	500,000	487,430

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A,
5 1/2s, 10/1/40	BBB	250,000	239,465

			1,039,673
Ohio (88.4%)
Akron, G.O. Bonds, AGM, 5s, 12/1/25	AA+	1,005,000	1,064,335

Akron, Wtr. Wks. Rev. Bonds, NATL, 6s, 12/1/12	Baa1	600,000	614,772

Allen Cnty., Hosp. Fac. Rev. Bonds (Catholic
Hlth. Care), Ser. A, 5 1/4s, 6/1/38	AA–	1,000,000	960,980

Allen Cnty., Hosp. Fac. VRDN (Catholic Hlth.
Care), Ser. B, 0.11s, 10/1/31	VMIG1	3,900,000	3,900,000

American Muni. Pwr. — Ohio, Inc. Rev. Bonds
(Prairie State Energy Campus), Ser. A
AGO, 5 3/4s, 2/15/39	AA+	1,500,000	1,582,815
5s, 2/15/38	A1	1,500,000	1,502,430

Anthony Wayne Local School Dist. G.O. Bonds
(School Fac. Construction & Impt.), AGM, 5 1/2s,
12/1/19 (Prerefunded 12/1/11)	AA+	1,565,000	1,605,502

Barberton, City School Dist. G.O. Bonds (School
Impt.), 5 1/4s, 12/1/28	AA	1,390,000	1,495,974

Brookfield, Local School Dist. G.O. Bonds (School
Fac. Impt.), AGM, 5s, 1/15/26	AA+	1,000,000	1,063,570

Buckeye, Tobacco Settlement Fin. Auth. Rev.
Bonds, Ser. A-2
5 3/4s, 6/1/34	Baa3	2,250,000	1,587,915
5 3/8s, 6/1/24	Baa3	690,000	536,868

Canal Winchester, Local School Dist. G.O. Bonds,
NATL, zero %, 12/1/33	A3	1,180,000	301,077

Cincinnati, City School Dist. COP (School Impt.),
AGM, 5s, 12/15/28	AA+	2,500,000	2,605,325

20

MUNICIPAL BONDS AND NOTES (98.3%)* cont.	Rating**	Principal amount	Value

Ohio cont.
Cleveland, G.O. Bonds, Ser. A
AGO, 5s, 12/1/29	AA+	$2,000,000	$2,057,320
FGIC, NATL, 4 3/4s, 11/15/26	AA	1,790,000	1,805,645

Cleveland, Arpt. Syst. Ser. C, AGM, 5s, 1/1/23	AA+	1,500,000	1,515,930

Cleveland, Income Tax Rev. Bonds (Bridges &
Roadways), Ser. B, AGO, 5s, 10/1/29	AA+	1,000,000	1,039,780

Cleveland, Muni. School Dist. G.O. Bonds, AGM,
5s, 12/1/27	AA+	1,375,000	1,423,249

Cleveland, Parking Fac. Rev. Bonds, AGM, 5 1/4s,
9/15/22	AA+	2,400,000	2,597,520

Cleveland, Pub. Pwr. Syst. Rev. Bonds, Ser. B-1,
NATL, zero %, 11/15/25	A	3,000,000	1,416,750

Cleveland, Urban Renewal Increment Rev. Bonds
(Rock & Roll Hall of Fame), 6 3/4s, 3/15/18	B+/P	1,150,000	1,154,060

Columbus, City School Dist. G.O. Bonds, AGM,
zero %, 12/1/27	AAA	1,895,000	845,928

Cuyahoga Cmnty., College Dist. Rev. Bonds, Ser. C
5 1/4s, 2/1/29	Aa2	995,000	1,057,516
5s, 8/1/25	Aa2	1,500,000	1,605,405

Dublin, G.O. Bonds, Ser. B, 6.4s, 12/1/14	Aaa	1,070,000	1,149,030

Elyria, City School Dist. G.O. Bonds
(Classroom Fac. & School Impt.), SGI, 5s,
12/1/35	A1	500,000	501,540

Erie Cnty., Hosp. Fac. Rev. Bonds (Firelands
Regl. Med. Ctr.)
5 5/8s, 8/15/32	A–	1,500,000	1,377,360
Ser. A, 5 1/4s, 8/15/46	A–	590,000	481,534

Field, Local School Dist. G.O. Bonds (School Fac.
Construction & Impt.), AMBAC, 5s, 12/1/22	A–/P	1,170,000	1,147,957

Franklin Cnty., Rev. Bonds (OCLC Online Computer
Library Ctr.), 5s, 4/15/13	A	2,610,000	2,761,093

Franklin Cnty., Hlth. Care Fac. Rev. Bonds
(Presbyterian Svcs.), Ser. A, 5 5/8s, 7/1/26	BBB	1,100,000	1,048,905

Greene Cnty., Hosp. Facs. Rev. Bonds (Kettering
Hlth. Network), 5 1/2s, 4/1/39	A2	1,000,000	976,260

Hamilton Cnty., Rev. Bonds, Ser. B, AMBAC,
zero %, 12/1/22	A2	500,000	283,110

Hamilton Cnty., Econ. Dev. Rev. Bonds (King
Highland Cmnty. Urban), Ser. A, NATL, 5s, 6/1/22	A2	1,745,000	1,837,817

Hamilton Cnty., Sales Tax Rev. Bonds, Ser. B,
AMBAC, zero %, 12/1/24	A2	3,000,000	1,482,960

Hamilton Cnty., Swr. Syst. Rev. Rev. Bonds
(Metro. Swr. Dist.), Ser. A, NATL, 5s, 12/1/28	AA+	1,500,000	1,574,085

Hamilton, City School Dist. G.O. Bonds (School
Impt.), AGM, 5s, 12/1/26	AA+	3,000,000	3,081,210

Huran Cnty., Human Svcs. Rev. Bonds, NATL,
6.55s, 12/1/20	Aa3	1,800,000	2,172,780

Kings, Local School Dist. G.O. Bonds (School
Impt.), NATL, 5s, 12/1/27	AA	750,000	793,403

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp.
Syst.), Ser. C, 6s, 8/15/43	Baa1	1,115,000	1,017,772

21

MUNICIPAL BONDS AND NOTES (98.3%)* cont.	Rating**	Principal amount	Value

Ohio cont.
Lakewood, City School Dist. G.O. Bonds
FGIC, NATL, zero %, 12/1/17	Aa3	$1,190,000	$972,635
AGM, zero %, 12/1/16	AAA	1,250,000	1,088,725

Lorain Cnty., Elderly Hsg. Corp. Multi-Fam. Rev.
Bonds (Harr Plaza & Intl.), Ser. A, 6 3/8s, 7/15/19	B	1,020,000	1,012,370

Lorain Cnty., Hosp. Rev. Bonds (Catholic),
Ser. H, AGO, 5s, 2/1/29	AA+	2,000,000	2,017,460

Lorain Cnty., Port Auth. Recovery Zone Fac. Rev.
Bonds (U.S. Steel Corp.), 6 3/4s, 12/1/40	Ba2	500,000	518,060

Lucas Cnty., Hlth. Care Rev. Bonds
(Lutheran Homes), Ser. A, 7s, 11/1/45	BBB–	700,000	684,810

Miami Cnty., Hosp. Fac. Rev. Bonds (Upper Valley
Med. Ctr.), 5 1/4s, 5/15/17	A3	1,250,000	1,334,550

Midview, School Dist. COP (School Bldg. Fac.),
5 1/4s, 11/1/17	A1	2,535,000	2,648,289

Montgomery Cnty., Rev. Bonds (Catholic Hlth.
Initiatives), Ser. D, 6 1/4s, 10/1/33	Aa2	1,000,000	1,069,500

Mount Healthy, City School Dist. G.O. Bonds
(School Impt.), AGM, 5 1/4s, 12/1/22	Aa3	1,105,000	1,244,484

OH Hsg. Fin. Agcy. Rev. Bonds
Ser. B, GNMA Coll., 5s, 3/1/34	Aaa	310,000	311,643
(Single Fam. Mtge.), Ser. 1, 5s, 11/1/28	Aaa	1,180,000	1,275,816
(Res. Mtge.), Ser. C, GNMA Coll., FNMA Coll.,
4.1s, 3/1/15	Aaa	375,000	377,831

OH Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds,
Ser. 85-A, FGIC, FHA Insd., zero %, 1/15/15
(Escrowed to maturity)	AAA/P	15,000	12,097

OH State Rev. Bonds
Ser. A, 5s, 10/1/22	Aa3	3,090,000	3,394,767
(Revitalization), Ser. A, AMBAC, 5s, 4/1/19	Aa3	1,750,000	1,937,670

OH State Air Quality Dev. Auth. FRB (Columbus
Southern Pwr. Co.), Ser. B, 5.8s, 12/1/38	A3	1,000,000	1,032,460

OH State Air Quality Dev. Auth. Rev. Bonds
(Buckeye Pwr. Recvy. Zone Fac.), 6s, 12/1/40	A2	1,000,000	1,015,170
(Valley Elec. Corp.), Ser. E, 5 5/8s, 10/1/19	Baa3	500,000	515,880

OH State Env. Impt. Rev. Bonds (USX Corp.),
5 5/8s, 5/1/29	Baa1	750,000	750,270

OH State Higher Edl. Fac. Rev. Bonds
(Case Western Reserve U.), 6 1/4s, 10/1/18	AA–	1,000,000	1,207,200
(Case Western Reserve U.), 6s, 10/1/14	AA–	1,000,000	1,133,310
(U. of Dayton), Ser. A, 5 5/8s, 12/1/41	A2	1,200,000	1,236,024
(U. of Dayton), 5 1/2s, 12/1/36	A2	1,000,000	1,022,150
(Oberlin College), 5 1/8s, 10/1/24	Aa2	1,500,000	1,575,930

OH State Higher Edl. Fac. VRDN (Case Western
Reserve), Ser. B-2, 0.13s, 12/1/44	VMIG1	2,200,000	2,200,000

OH State Higher Edl. Fac. Comm. Rev. Bonds
(Summa Hlth. Syst. — 2010), 5 3/4s, 11/15/40	Baa1	1,000,000	894,930
(Kenyon College), 5s, 7/1/44	A1	2,000,000	1,877,180
(Xavier U.), 5s, 5/1/40	A3	750,000	729,848

22

MUNICIPAL BONDS AND NOTES (98.3%)* cont.	Rating**	Principal amount	Value

Ohio cont.
OH State Higher Edl. Fac. Commn. Rev. Bonds
(U. Hosp. Hlth. Syst.), Ser. 09-A, 6 3/4s, 1/15/39	A2	$2,000,000	$2,080,820
(Oberlin College), 5s, 10/1/33	Aa2	1,000,000	1,013,520

OH State Hsg. Fin. Agcy. Rev. Bonds (Res. Mtge.)
Ser. F, GNMA Coll., FNMA Coll., FHLMC Coll.,
5.45s, 9/1/33	Aaa	1,200,000	1,222,728
Ser. L, GNMA Coll., FNMA Coll., 4 3/4s, 3/1/37	Aaa	1,025,000	935,405

OH State Poll. Control Rev. Bonds (Standard
Oil Co.), 6 3/4s, 12/1/15	A2	1,700,000	1,902,436

OH State Tpk. Comm. Rev. Bonds, Ser. A,
5s, 2/15/31	AA	1,000,000	1,040,720

OH State U. Rev. Bonds, Ser. A, 5 1/8s, 12/1/31
(Prerefunded 12/1/12)	Aa1	1,000,000	1,070,640

OH State Wtr. Dev. Auth. Poll. Control Rev. Bonds
(Wtr. Quality), Ser. A, 5s, 6/1/30	Aaa	1,000,000	1,070,670

OH State Wtr. Dev. Auth. Poll. Control Fac.
Mandatory Put Bonds (11/1/12) (First Energy
Generation), Ser. C, 7 1/4s, 11/1/32	Baa2	500,000	534,010

OH U. Gen. Recipients Athens Rev. Bonds, NATL,
5s, 12/1/25	Aa3	2,265,000	2,342,531

Powell, G.O. Bonds, FGIC, NATL, 5 1/2s, 12/1/25	Aa1	1,500,000	1,563,810

Rickenbacker, Port Auth. Rev. Bonds (OASBO
Expanded Asset Pooled), Ser. A, 5 3/8s, 1/1/32	A2	2,165,000	2,234,626

River Valley, Local School Dist. G.O. Bonds
(School Fac. Construction & Impt.), AGM,
5 1/4s, 11/1/23	Aa2	300,000	346,254

Scioto Cnty., Hosp. Rev. Bonds (Southern Med.
Ctr.), 5 1/2s, 2/15/28	A2	2,250,000	2,254,793

South Western City, School Dist. G.O. Bonds
(Franklin & Pickway Cnty.), AGM, 4 3/4s, 12/1/23	AA+	2,000,000	2,125,000

Steubenville Hosp. Rev. Bonds (Trinity Hlth.
Syst.), 5s, 10/1/30	A3	500,000	447,450

Sylvania, City School Dist. G.O. Bonds (School
Impt.), AGO, 5s, 12/1/27	AA+	1,500,000	1,575,165

Tallmadge, City School Dist. G.O. Bonds (School
Fac.), AGM, 5s, 12/1/26	AA+	1,410,000	1,473,224

Toledo, G.O. Bonds (Macys), Ser. A, NATL,
6.35s, 12/1/25	A2	1,500,000	1,502,025

Toledo, Swr. Syst. Mtge. Rev. Bonds, AMBAC,
6.2s, 11/15/12	A/P	1,270,000	1,339,101

Toledo, Wtr. Wks. Mtge. Rev. Bonds, AMBAC,
6.2s, 11/15/12	A/P	515,000	523,770

Toledo-Lucas Cnty., Port Auth. Rev. Bonds (CSX
Transn, Inc.), 6.45s, 12/15/21	Baa3	1,900,000	2,111,907

Twin Valley, Cmnty. Local School Dist. Rev.
Bonds, FGIC, NATL, 7.05s, 12/1/11	A1	285,000	285,177

U. of Cincinnati COP (Jefferson Ave. Residence
Hall), NATL, 5 1/8s, 6/1/28	A2	420,000	420,097

U. of Cincinnati Rev. Bonds, Ser. F, 5s, 6/1/34	A1	1,500,000	1,493,910

Westerville, G.O. Bonds, AMBAC, 5s, 12/1/26	Aaa	1,320,000	1,422,208

23

MUNICIPAL BONDS AND NOTES (98.3%)* cont.	Rating**	Principal amount	Value

Ohio cont.
Woodridge, School Dist. Rev. Bonds, AMBAC,
6.8s, 12/1/14	A/P	$1,870,000	$2,020,385

Youngstown State U. Rev. Bonds, AGO,
5 1/4s, 12/15/29	AA+	500,000	530,225

Zanesville, Hsg. Dev. Corp. Mtge. Rev. Bonds,
U.S. Govt. Coll.
7 3/8s, 10/1/21 (Escrowed to maturity)	AAA/P	220,000	284,491
7 3/8s, 10/1/20 (Escrowed to maturity)	AAA/P	205,000	265,094
7 3/8s, 10/1/19 (Escrowed to maturity)	AAA/P	185,000	239,231
7 3/8s, 10/1/18 (Escrowed to maturity)	AAA/P	180,000	232,765
7 3/8s, 10/1/17 (Escrowed to maturity)	AAA/P	160,000	206,902
7 3/8s, 10/1/16 (Escrowed to maturity)	AAA/P	155,000	200,437

			130,430,068
Puerto Rico (8.5%)
Children’s Trust Fund Tobacco Settlement Rev.
Bonds, 5 3/8s, 5/15/33	BBB	490,000	423,953

Cmnwlth. of PR, G.O. Bonds, Ser. A
6s, 7/1/40	A3	1,350,000	1,365,174
5 1/4s, 7/1/22	A3	1,000,000	1,012,840

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A, 6s, 7/1/38	Baa1	2,000,000	2,007,880

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds
Ser. XX, 5 1/4s, 7/1/40	A3	750,000	702,308
Ser. ZZ, 5 1/4s, 7/1/26	A3	1,000,000	1,002,100

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. N, 5 1/2s, 7/1/25	A3	1,750,000	1,789,568
Ser. G, 5s, 7/1/33 (Prerefunded 7/1/13)	Aaa	195,000	213,755
Ser. G, 5s, 7/1/33	A3	100,000	91,266

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env.
Control Facs. Rev. Bonds (Cogen. Fac.-AES),
6 5/8s, 6/1/26	Baa3	1,000,000	1,001,050

Cmnwlth. of PR, Infrastructure Fin. Auth. Special
Tax Bonds, Ser. C, FGIC, 5 1/2s, 7/1/19	A3	1,000,000	1,064,270

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds
(Govt. Fac.), Ser. M-3, NATL, Cmnwlth. of PR
Gtd., 6s, 7/1/28	A3	500,000	518,320

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. C, 5 1/4s, 8/1/41	A1	1,000,000	949,240
Ser. A, NATL, zero %, 8/1/43	Aa3	3,000,000	358,050

			12,499,774
Virgin Islands (0.7%)
VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	300,000	302,313
Ser. A-1, 5s, 10/1/39	Baa2	375,000	329,715
Ser. A, 5s, 10/1/25	Baa2	350,000	349,261

			981,289

TOTAL INVESTMENTS

Total investments (cost $140,991,325)			$144,950,804

24

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from June 1, 2010 through May 31, 2011 (the reporting period).

* Percentages indicated are based on net assets of $147,458,525.

** The Moody’s, Standard & Poor’s or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” The rating of an insured security represents what is believed to be the most recent rating of the insurer’s claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Ratings are not covered by the Report of Independent Registered Public Accounting Firm. Security ratings are defined in the Statement of Additional Information.

The rates shown on FRB, Mandatory Put Bonds and VRDN are the current interest rates at the close of the reporting period.

The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.

The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):

Local government	27.4%
Education	16.3
Health care	13.9
Utilities	11.8

The fund had the following insurance concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):

AGM	15.0%
NATL	12.5

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Municipal bonds and notes	$—	$144,950,804	$—

Totals by level	$—	$144,950,804	$—

The accompanying notes are an integral part of these financial statements.

25

Statement of assets and liabilities 5/31/11

ASSETS

Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $140,991,325)	$144,950,804

Cash	8,877

Interest and other receivables	2,507,414

Receivable for shares of the fund sold	70,631

Receivable for investments sold	475,338

Total assets	148,013,064

LIABILITIES

Distributions payable to shareholders	130,363

Payable for shares of the fund repurchased	168,165

Payable for compensation of Manager (Note 2)	54,823

Payable for investor servicing fees (Note 2)	6,740

Payable for custodian fees (Note 2)	3,512

Payable for Trustee compensation and expenses (Note 2)	63,485

Payable for administrative services (Note 2)	845

Payable for distribution fees (Note 2)	58,452

Other accrued expenses	68,154

Total liabilities	554,539

Net assets	$147,458,525

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1, 4 and 5)	$145,532,166

Distributions in excess of net investment income (Note 1)	(130,363)

Accumulated net realized loss on investments (Note 1)	(1,902,757)

Net unrealized appreciation of investments	3,959,479

Total — Representing net assets applicable to capital shares outstanding	$147,458,525

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($132,617,447 divided by 15,008,353 shares)	$8.84

Offering price per class A share (100/96.00 of $8.84)*	$9.21

Net asset value and offering price per class B share ($1,852,172 divided by 209,828 shares)**	$8.83

Net asset value and offering price per class C share ($8,487,192 divided by 960,400 shares)**	$8.84

Net asset value and redemption price per class M share ($851,695 divided by 96,299 shares)	$8.84

Offering price per class M share (100/96.75 of $8.84)***	$9.14

Net asset value, offering price and redemption price per class Y share
($3,650,019 divided by 412,732 shares)	$8.84

* On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

*** On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

26

Statement of operations Year ended 5/31/11

INTEREST INCOME	$7,846,417

EXPENSES

Compensation of Manager (Note 2)	703,028

Investor servicing fees (Note 2)	84,302

Custodian fees (Note 2)	7,249

Trustee compensation and expenses (Note 2)	14,186

Administrative services (Note 2)	5,377

Distribution fees — Class A (Note 2)	322,349

Distribution fees — Class B (Note 2)	20,117

Distribution fees — Class C (Note 2)	89,547

Distribution fees — Class M (Note 2)	4,632

Other	92,926

Total expenses	1,343,713

Expense reduction (Note 2)	(1,118)

Net expenses	1,342,595

Net investment income	6,503,822

Net realized loss on investments (Notes 1 and 3)	(1,089,903)

Net unrealized depreciation of investments during the year	(3,562,990)

Net loss on investments	(4,652,893)

Net increase in net assets resulting from operations	$1,850,929

The accompanying notes are an integral part of these financial statements.

27

Statement of changes in net assets

INCREASE (DECREASE) IN NET ASSETS	Year ended 5/31/11	Year ended 5/31/10

Operations:
Net investment income	$6,503,822	$6,401,484

Net realized loss on investments	(1,089,903)	(183,196)

Net unrealized appreciation (depreciation) of investments	(3,562,990)	4,668,873

Net increase in net assets resulting from operations	1,850,929	10,887,161

Distributions to shareholders (Note 1):
From ordinary income
Taxable net investment income

Class A	(8,300)	(30,100)

Class B	(126)	(974)

Class C	(509)	(1,445)

Class M	(49)	(206)

Class Y	(212)	(355)

From tax-exempt net investment income
Class A	(5,846,925)	(5,829,752)

Class B	(81,368)	(166,833)

Class C	(294,724)	(219,329)

Class M	(35,202)	(38,509)

Class Y	(143,522)	(65,149)

Increase in capital from settlement payments (Note 5)	225	—

Redemption fees (Note 1)	4	—

Increase (decrease) from capital share transactions (Note 4)	(10,525,141)	3,030,448

Total increase (decrease) in net assets	(15,084,920)	7,564,957

NET ASSETS

Beginning of year	162,543,445	154,978,488

End of year (including distributions in excess of net investment
income of $130,363 and $171,020, respectively)	$147,458,525	$162,543,445

The accompanying notes are an integral part of these financial statements.

28

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29

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized									of expenses	of net investment
	Net asset value,		and unrealized	Total from	From					Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	Total	Redemption	Non-recurring	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss)	on investments	operations	income	distributions	fees	reimbursements	end of period	value (%) [a]	(in thousands)	(%) [b]	net assets (%)	(%)

Class A
May 31, 2011	$9.05	.36	(.21)	.15	(.36)	(.36)	— [c]	— [c,d]	$8.84	1.74	$132,617.79		4.14	11
May 31, 2010	8.79	.37	.26	.63	(.37)	(.37)	—	—	9.05	7.29	147,041	.82 [e]	4.15 [e]	9
May 31, 2009	8.93	.36	(.13)	.23	(.37)	(.37)	— [c]	—	8.79	2.84	142,288	.84 [e]	4.32 [e]	20
May 31, 2008	8.98	.36	(.04)	.32	(.37)	(.37)	— [c]	—	8.93	3.62	142,524	.88 [e]	4.06 [e]	36
May 31, 2007	8.97	.36	.01	.37	(.36)	(.36)	— [c]	—	8.98	4.16	139,448	.89 [e]	3.91 [e]	15

Class B
May 31, 2011	$9.04	.31	(.21)	.10	(.31)	(.31)	— [c]	— [c,d]	$8.83	1.10	$1,852	1.42	3.49	11
May 31, 2010	8.78	.31	.26	.57	(.31)	(.31)	—	—	9.04	6.61	3,454	1.45 [e]	3.51 [e]	9
May 31, 2009	8.93	.31	(.14)	.17	(.32)	(.32)	— [c]	—	8.78	2.06	6,387	1.48 [e]	3.67 [e]	20
May 31, 2008	8.97	.31	(.04)	.27	(.31)	(.31)	— [c]	—	8.93	3.07	9,189	1.52 [e]	3.41 [e]	36
May 31, 2007	8.96	.30	.01	.31	(.30)	(.30)	— [c]	—	8.97	3.47	12,931	1.53 [e]	3.27 [e]	15

Class C
May 31, 2011	$9.05	.30	(.22)	.08	(.29)	(.29)	— [c]	— [c,d]	$8.84	.97	$8,487	1.57	3.36	11
May 31, 2010	8.79	.30	.26	.56	(.30)	(.30)	—	—	9.05	6.44	8,716	1.60 [e]	3.37 [e]	9
May 31, 2009	8.93	.30	(.13)	.17	(.31)	(.31)	— [c]	—	8.79	2.01	4,985	1.63 [e]	3.55 [e]	20
May 31, 2008	8.97	.29	(.04)	.25	(.29)	(.29)	— [c]	—	8.93	2.89	3,088	1.67 [e]	3.27 [e]	36
May 31, 2007†	9.09	.19	(.12)	.07	(.19)	(.19)	—	—	8.97	.80 *	332	1.11*[e]	2.04*[e]	15

Class M
May 31, 2011	$9.06	.34	(.22)	.12	(.34)	(.34)	— [c]	— [c,d]	$8.84	1.35	$852	1.07	3.85	11
May 31, 2010	8.80	.34	.27	.61	(.35)	(.35)	—	—	9.06	6.99	999	1.10 [e]	3.87 [e]	9
May 31, 2009	8.94	.34	(.13)	.21	(.35)	(.35)	— [c]	—	8.80	2.56	1,085	1.13 [e]	4.03 [e]	20
May 31, 2008	8.98	.34	(.04)	.30	(.34)	(.34)	— [c]	—	8.94	3.45	986	1.17 [e]	3.77 [e]	36
May 31, 2007	8.98	.33	— [c]	.33	(.33)	(.33)	— [c]	—	8.98	3.73	1,157	1.18 [e]	3.63 [e]	15

Class Y
May 31, 2011	$9.06	.38	(.22)	.16	(.38)	(.38)	— [c]	— [c,d]	$8.84	1.87	$3,650.57		4.38	11
May 31, 2010	8.79	.39	.27	.66	(.39)	(.39)	—	—	9.06	7.65	2,334	.60 [e]	4.39 [e]	9
May 31, 2009	8.93	.38	(.13)	.25	(.39)	(.39)	— [c]	—	8.79	3.04	234	.63 [e]	4.63 [e]	20
May 31, 2008††	9.00	.16	(.07)	.09	(.16)	(.16)	—	—	8.93	1.03 *	10	.28*[e]	1.78*[e]	36

* Not annualized.

† For the period October 3, 2006 (commencement of operations) to May 31, 2007.

†† For the period January 2, 2008 (commencement of operations) to May 31, 2008.

a Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

b Includes amounts paid through expense offset arrangements (Note 2).

c Amount represents less than $0.01 per share.

d Reflects a non-recurring reimbursal related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 18, 2011 (Note 5).

e Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

May 31, 2010	0.03%

May 31, 2009	0.06

May 31, 2008	0.01

May 31, 2007	0.01

The accompanying notes are an integral part of these financial statements.

30	31

Notes to financial statements 5/31/11

Note 1: Significant accounting policies

Putnam Ohio Tax Exempt Income Fund (the fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The investment objective of the fund is to seek as high a level of current income exempt from federal income tax and Ohio personal income tax as Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, believes is consistent with preservation of capital by investing in a portfolio primarily consisting of investment-grade tax-exempt securities issued in the state of Ohio with intermediate- to long-term maturities. The fund may be affected by economic and political developments in the state of Ohio.

The fund offers class A, class B, class C, class M and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 4.00% and 3.25%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. The expenses for class A, class B, class C, and class M shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, and class M shares, but do not bear a distribution fee. Class Y shares are not available to all investors.

Prior to August 2, 2010, a 1.00% redemption fee applied to certain shares that were redeemed (either by selling or exchanging into another fund) within 7 days of purchase. The redemption fee was accounted for as an addition to paid-in-capital. Effective August 2, 2010, this redemption fee no longer applies to shares redeemed.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Unless otherwise noted, the “reporting period” represents the period from June 1, 2010 through May 31, 2011.

A) Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

B) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis. The premium in excess of the call price, if any, is amortized to the call date; thereafter, any remaining premium is amortized to maturity.

C) Interfund lending Effective July 2010, the fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the Securities and Exchange Commission (the SEC). This program allows the fund to borrow from other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

D) Line of credit Effective July 2010, the fund participates, along with other Putnam funds, in a $285 million unsecured committed line of credit and a $165 million unsecured uncommitted line of credit, both provided by State Street Bank and Trust Company (State Street). Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.03% of the committed line of credit and $100,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.15% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

E) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

At May 31, 2011, the fund had a capital loss carryover of $724,592 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover	Expiration

$413,222	May 31, 2017

97,718	May 31, 2018

213,652	May 31, 2019

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer to its fiscal year ending May 31, 2012 $1,130,536 of losses recognized during the period from November 1, 2010 to May 31, 2011.

F) Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from post-October loss deferrals, dividends payable, market discount and straddle loss deferrals. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the reporting period ended, the fund reclassified $52,228 to increase distributions in excess of net investment income and $46,117 to decrease paid-in-capital, with a decrease to accumulated net realized losses of $98,345.

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$5,737,719
Unrealized depreciation	(1,778,240)

Net unrealized appreciation	3,959,479
Capital loss carryforward	(724,592)
Post-October loss	(1,130,536)
Cost for federal income tax purposes	$140,991,325

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.590%	of the first $5 billion,
0.540%	of the next $5 billion,
0.490%	of the next $10 billion,
0.440%	of the next $10 billion,
0.390%	of the next $50 billion,
0.370%	of the next $50 billion,
0.360%	of the next $100 billion,
0.355%	of any excess thereafter.

Putnam Management has contractually agreed, through June 30, 2012, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Management had also contractually agreed, through July 31, 2010, to limit the management fee for the fund to an annual rate of 0.452% of the fund’s average net assets. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Effective September 30, 2010, Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing based on the fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. Investor servicing fees will not exceed an annual rate of 0.375% of the fund’s average net assets. The amounts

34

incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $1,118 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $82, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at the annual rate of 0.85%, 1.00% and 0.50% of the average net assets for class B, class C and class M shares, respectively. For class A shares, the annual payment rate will equal the weighted average of (i) 0.20% on the net assets of the fund attributable to class A shares purchased and paid for prior to April 1, 2005 and (ii) 0.25% on all other net assets of the fund attributable to class A shares.

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $23,268 and $3 from the sale of class A and class M shares, respectively, and received $5,045 and $1,421 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $87 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $17,195,332 and $29,179,751, respectively. There were no purchases or proceeds from sales of long-term U.S. government securities.

Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	Year ended 5/31/11		Year ended 5/31/10

Class A	Shares	Amount	Shares	Amount

Shares sold	1,982,357	$17,832,508	2,061,958	$18,508,387

Shares issued in connection with
reinvestment of distributions	510,569	4,530,670	469,724	4,200,949

	2,492,926	22,363,178	2,531,682	22,709,336

Shares repurchased	(3,725,907)	(32,680,716)	(2,481,491)	(22,055,546)

Net increase (decrease)	(1,232,981)	$(10,317,538)	50,191	$653,790

35

	Year ended 5/31/11		Year ended 5/31/10

Class B	Shares	Amount	Shares	Amount

Shares sold	8,613	$77,736	25,201	$226,637

Shares issued in connection with
reinvestment of distributions	7,977	70,895	13,949	124,454

	16,590	148,631	39,150	351,091

Shares repurchased	(188,662)	(1,684,989)	(384,720)	(3,437,921)

Net decrease	(172,072)	$(1,536,358)	(345,570)	$(3,086,830)

	Year ended 5/31/11		Year ended 5/31/10

Class C	Shares	Amount	Shares	Amount

Shares sold	292,331	$2,622,646	512,835	$4,584,442

Shares issued in connection with
reinvestment of distributions	26,414	234,266	14,368	128,673

	318,745	2,856,912	527,203	4,713,115

Shares repurchased	(321,030)	(2,821,249)	(131,811)	(1,176,726)

Net increase (decrease)	(2,285)	$35,663	395,392	$3,536,389

	Year ended 5/31/11		Year ended 5/31/10

Class M	Shares	Amount	Shares	Amount

Shares sold	132	$1,161	6,102	$53,516

Shares issued in connection with
reinvestment of distributions	3,414	30,373	3,807	34,072

	3,546	31,534	9,909	87,588

Shares repurchased	(17,434)	(153,404)	(23,063)	(206,422)

Net decrease	(13,888)	$(121,870)	(13,154)	$(118,834)

	Year ended 5/31/11		Year ended 5/31/10

Class Y	Shares	Amount	Shares	Amount

Shares sold	401,740	$3,573,080	305,907	$2,713,914

Shares issued in connection with
reinvestment of distributions	5,235	46,398	1,257	11,187

	406,975	3,619,478	307,164	2,725,101

Shares repurchased	(251,820)	(2,204,516)	(76,179)	(679,168)

Net increase	155,155	$1,414,962	230,985	$2,045,933

At the close of the reporting period, Putnam Investments, LLC owned 1,291 class Y shares of the fund (0.3% of class Y shares outstanding), valued at $11,412.

Note 5: Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. In May 2011, the fund received a payment of $225 related to settlement of those lawsuits. This amount is reported in the Increase in capital from settlement payments line on the Statement of changes in net assets. Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

36

Note 6: Market and credit risk

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

37

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of
Putnam Pennsylvania Tax Exempt Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Pennsylvania Tax Exempt Income Fund (the “fund”) at May 31, 2011, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).

Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at May 31, 2011 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 13, 2011

19

The fund’s portfolio 5/31/11

Key to holding’s abbreviations
AGM Assured Guaranty Municipal Corporation	FGIC Financial Guaranty Insurance Company
AGO Assured Guaranty, Ltd.	G.O. Bonds General Obligation Bonds
AMBAC AMBAC Indemnity Corporation	NATL National Public Finance Guarantee Corp.
CIFG CIFG Assurance North America, Inc.	Radian Insd. Radian Group Insured
Cmnwlth. of PR Gtd. Commonwealth of	SGI Syncora Guarantee, Inc.
Puerto Rico Guaranteed	VRDN Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (98.8%)*	Rating**	Principal amount	Value

Guam (0.8%)
Territory of GU, Govt. Ltd. Oblig. Rev. Bonds
(Section 30), Ser. A, 5 3/4s, 12/1/34	BBB–	$1,000,000	$974,860

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. &
Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	Ba2	450,000	402,143

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A,
5 1/2s, 10/1/40	BBB	350,000	335,251

			1,712,254
Pennsylvania (87.4%)
Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds
(Robert Morris U.), Ser. A, 6s, 10/15/38	Baa3	945,000	923,813
(Robert Morris U.), Ser. A, 5 3/4s, 10/15/40	Baa3	500,000	470,350
(Duquesne U.), Ser. A, 5 1/2s, 3/1/31	A2	1,000,000	1,042,030
(Duquesne U.), 5s, 3/1/33	A2	1,000,000	1,005,040

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(U. of Pittsburgh Med.), 5 5/8s, 8/15/39	Aa3	2,000,000	2,010,900
(Children’s Hosp.), NATL, 5 3/8s, 7/1/17
(Escrowed to maturity)	Baa1	2,450,000	2,721,852

Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds
(Env. Impt. — USX Corp.), 6 7/8s, 5/1/30	Ba2	600,000	632,616

Allegheny Cnty., Sanitation Auth. Swr. Rev.
Bonds, FGIC, NATL, 5s, 12/1/37	A1	1,000,000	991,290

Beaver Cnty., Indl. Dev. Auth. Poll. Control VRDN
(First Energy Generation), 0.11s, 4/1/41	VMIG1	1,300,000	1,300,000

Berks Cnty., Muni. Auth. Rev. Bonds
(Reading Hosp. & Med. Ctr.), Ser. A-3,
5 1/2s, 11/1/31	AA	2,000,000	2,067,880
(Albright College), 5 3/8s, 10/1/28	Ba1	735,000	632,600

Bethel Park, School Dist. G.O. Bonds, 5.1s, 8/1/33	Aa2	1,000,000	1,045,410

Bucks Cnty., Indl. Dev. Auth. Rev. Bonds
(Pennswood Village), 6s, 10/1/34
(Prerefunded 10/1/12)	AAA/P	1,000,000	1,079,400
AMBAC, 5 1/2s, 9/15/17 (Prerefunded 9/15/11)	AAA/P	1,000,000	1,014,680

Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty.
Rev. Bonds (Ann’s Choice, Inc.), Ser. A,
5.4s, 1/1/15	BB/P	240,000	240,732

Bucks Cnty., Indl. Dev. Auth. Solid Waste
Mandatory Put Bonds (2/1/13) (Waste
Management, Inc.), 2 7/8s, 12/1/22	BBB	1,000,000	1,007,350

20

MUNICIPAL BONDS AND NOTES (98.8%)* cont.	Rating**	Principal amount	Value

Pennsylvania cont.
Burrell, PA School Dist. G.O. Bonds, Ser. A, AGM,
5s, 7/15/25	Aa3	$1,000,000	$1,049,900

Butler, Area School Dist. G.O. Bonds,
5 1/4s, 10/1/26	A+	1,500,000	1,600,320

Catasauqua, Area School Dist. G.O. Bonds, AGM,
5s, 2/15/26	AA+	1,000,000	1,043,270

Centennial, School Dist., Bucks Cnty. G.O. Bonds,
Ser. A, 5s, 12/15/37	Aa2	2,000,000	2,087,840

Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds
(Jenners Pond, Inc.), 7 5/8s, 7/1/34
(Prerefunded 7/1/12)	AAA/P	500,000	548,595

Chester Cnty., Indl. Dev. Auth. VRDN
(Archdiocese Philadelphia), 0.12s, 7/1/31	VMIG1	2,700,000	2,700,000

Crawford Cnty., Indl. Dev. Auth. Rev. Bonds
(Allegheny College), Ser. A, 6s, 11/1/31	A3	1,000,000	1,069,340

Cumberland Cnty., Muni. Auth. Rev. Bonds
(Presbyterian Homes Oblig.), Ser. A, 5.45s, 1/1/21	BBB+	335,000	335,784
(Presbyterian Homes Oblig.), Ser. A, 5.15s, 1/1/18	BBB+	730,000	755,054
(Diakon Lutheran Ministries), 5s, 1/1/36	BBB+/F	1,860,000	1,547,334
(Diakon Lutheran Ministries), 5s, 1/1/27	BBB+/F	750,000	681,090

Dauphin Cnty., Gen. Auth. Hlth. Syst. Rev. Bonds
(Pinnacle Hlth. Syst.), Ser. A, 6s, 6/1/29	A2	1,500,000	1,505,655

Dauphin Cnty., Indl. Dev. Auth. Wtr. Rev. Bonds
(Dauphin Cons. Wtr. Supply), Ser. A, 6.9s, 6/1/24	Baa1	1,000,000	1,121,840

Delaware Cnty., Indl. Dev. Auth. Resource Recvy.
Rev. Bonds, Ser. A, 6.1s, 7/1/13	Ba1	805,000	805,692

Delaware River Joint Toll Bridge Comm. Rev. Bonds
5 1/4s, 7/1/20 (Prerefunded 7/1/13)	A2	1,130,000	1,242,040
Ser. A, NATL, 5s, 7/1/27	A2	1,000,000	1,032,740

Delaware River Port Auth. PA & NJ Rev. Bonds,
Ser. D, 5s, 1/1/40	A3	800,000	803,288

Delaware Valley, Regl. Fin. Auth. Rev. Bonds,
Ser. B, AMBAC, 5.7s, 7/1/27	A2	3,030,000	3,149,897

Downingtown, Area School Dist. G.O. Bonds,
Ser. AA, 5s, 11/1/28	Aaa	1,875,000	2,022,113

East Stroudsburg, Area School Dist. G.O. Bonds,
AGM, 5s, 9/1/27	Aa3	1,500,000	1,567,065

Economy, Muni. Auth. Swr. Rev. Bonds, AGM,
5s, 12/15/28	AA+	2,665,000	2,741,352

Erie, Higher Ed. Bldg. Auth. Rev. Bonds
(Gannon U.), Ser. A, 5 3/8s, 5/1/30	Baa2	1,000,000	940,590
(Mercyhurst College), 5.35s, 3/15/28	BBB	1,000,000	977,190

Exeter Twp., School Dist. G.O. Bonds, FGIC, NATL,
5s, 5/15/23	Aa2	1,000,000	1,045,920

Franklin Cnty., Indl. Dev. Auth. Rev. Bonds
(Chambersburg Hosp.), 5 3/8s, 7/1/42	A2	2,000,000	1,911,340

Gen. Auth. of South Central Rev. Bonds (York
College of Penn), 5 1/2s, 11/1/31	A	750,000	768,383

Harrisburg, Wtr. Auth. Rev. Bonds, 5 1/8s, 7/15/28	Ba1	1,000,000	827,610

21

MUNICIPAL BONDS AND NOTES (98.8%)* cont.	Rating**	Principal amount	Value

Pennsylvania cont.
Lancaster Cnty., Hosp. Auth. Rev. Bonds
(Gen. Hosp.), 5 1/2s, 3/15/26
(Prerefunded 9/15/13)	AAA/P	$1,500,000	$1,664,610
(Lancaster Gen. Hosp.), Ser. A, 5s, 3/15/26	Aa3	1,000,000	1,019,020

Lancaster, Higher Ed. Auth. College Rev. Bonds
(Franklin & Marshall College), 5s, 4/15/29	AA–	1,000,000	1,041,190

Langhorne Manor Boro., Higher Edl. & Hlth.
Auth. Rev. Bonds (Woods Svcs.), Radian Insd.,
5.1s, 11/15/21	A–	1,285,000	1,268,591

Latrobe, Indl. Dev. Auth. Rev. Bonds (St. Vincent
College), 5.7s, 5/1/31	Baa1	1,500,000	1,477,110

Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds
(Lehigh Valley Hosp. Hlth. Network)
Ser. A, 5 1/4s, 7/1/32	A1	2,750,000	2,729,100
AGM, 5 1/4s, 7/1/16	Aa3	1,950,000	1,974,083

Lehigh Cnty., Gen. Purpose Hosp. Rev. Bonds
(Lehigh Valley Hlth. Network), Ser. A, AGM,
5s, 7/1/25	AA+	1,360,000	1,408,280

Luzerne Cnty., Indl. Dev. Auth. Wtr. Fac. Rev.
Bonds (American Wtr. Co.), 5 1/2s, 12/1/39	A2	1,250,000	1,272,900

Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds
(Susquehanna Hlth. Syst.), Ser. A, 5 3/4s, 7/1/39	BBB+	2,000,000	1,848,480

McKeesport, Muni. Auth. Swr. Rev. Bonds,
5 3/4s, 12/15/39	A–	1,750,000	1,723,418

Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono
Med. Ctr.), 5 1/8s, 1/1/37	A–	2,000,000	1,782,280

Montgomery Cnty., Higher Ed. & Hlth. Auth. Rev.
Bonds (Arcadia U.), 5 5/8s, 4/1/40	BBB+	1,000,000	981,030

Montgomery Cnty., Indl. Dev. Auth. Rev. Bonds
(Montenay Resource Recvy.), Ser. A, NATL,
5 1/4s, 11/1/14	A2	2,145,000	2,314,777

Montgomery Cnty., Indl. Dev. Auth. Retirement
Cmnty. Rev. Bonds (Acts Retirement-Life Cmnty.),
Ser. A-1, 6 1/4s, 11/15/29	BBB+	1,125,000	1,138,928

Montgomery Cnty., Indl. Dev. Auth. Wtr. Fac. Rev.
Bonds (Aqua PA, Inc.), Ser. A, 5 1/4s, 7/1/42	AA–	2,250,000	2,246,468

Nazareth, Area School Dist. G.O. Bonds, Ser. A,
AGM, 5s, 2/15/28 (Prerefunded 8/15/14)	Aa3	1,525,000	1,729,533

New Wilmington, Muni. Auth. Rev. Bonds
(Westminster College), Ser. GG4, Radian Insd.,
5 1/8s, 5/1/33	A/P	1,000,000	881,850

Northampton Cnty., Gen. Purpose Auth. Rev. Bonds
(Lehigh U.), 5 1/2s, 11/15/33	Aa2	1,500,000	1,606,530

Northampton Cnty., Hosp. Auth. Rev. Bonds
(Saint Luke’s Hosp. — Bethlehem), Ser. A,
5 1/2s, 8/15/40	A3	1,000,000	884,010
(St. Luke’s Hosp. — Bethlehem), Ser. A,
5 1/2s, 8/15/35	A3	2,000,000	1,797,860

Northeastern York, School Dist. G.O. Bonds, SGI,
5s, 3/1/21	A+	1,035,000	1,115,430

22

MUNICIPAL BONDS AND NOTES (98.8%)* cont.	Rating**	Principal amount	Value

Pennsylvania cont.
PA Rev. Bonds (Philadelphia Biosolids Fac.),
6 1/4s, 1/1/32	BBB+/F	$500,000	$517,055

PA Cmnwlth. Fin. Auth. Rev. Bonds, Ser. B, AGO,
5s, 6/1/31	AA+	1,500,000	1,551,930

PA Econ. Dev. Fin. Auth. Rev. Bonds (Amtrak),
Ser. A, 6 1/4s, 11/1/31	A1	1,000,000	1,005,100

PA Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds
(Allegheny Energy Supply Co.), 7s, 7/15/39	Baa3	2,000,000	2,117,640

PA Econ. Dev. Fin. Auth. Poll. Control Rev. Bonds
(PPL Elec. Util. Corp ), 4s, 10/1/23	A3	1,000,000	942,170

PA Econ. Dev. Fin. Auth. Solid Waste Disp. Rev.
Bonds (Procter & Gamble Paper), 5 3/8s, 3/1/31	AA–	1,000,000	1,046,630

PA Econ. Dev. Fin. Auth. Wtr. Fac. Rev. Bonds
(American Wtr. Co.), 6.2s, 4/1/39	A2	1,100,000	1,139,853

PA Fin., Auth. Rev. Bonds (Penn Hills), Ser. B,
AMBAC, zero %, 12/1/27	A/P	1,000,000	387,560

PA Hsg. Fin. Agcy. Rev. Bonds
Ser. 103C, 5.2s, 10/1/28	AA+	825,000	839,165
(Single Fam. Mtge.), Ser. 108B, 4 3/4s, 10/1/28	AA+	2,000,000	1,953,920
Ser. 110A, 4 3/4s, 10/1/25	AA+	1,000,000	999,940

PA State Econ. Dev. Fin. Auth. Resource Recvy.
Rev. Bonds (Colver), Ser. F, AMBAC, 5s, 12/1/15	BBB–	850,000	843,260

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Edinboro U. Foundation), 6s, 7/1/43	Baa3	600,000	587,424
(Edinboro U.), 5 7/8s, 7/1/38	Baa3	1,000,000	974,180
(Widener U.), 5.4s, 7/15/36	BBB+	1,000,000	974,450
(Widener U.), 5 1/4s, 7/15/24	BBB+	1,000,000	997,130
(Assn. Indpt. Colleges & U. — Gwynedd Mercy),
Ser. GG5, Radian Insd., 5 1/8s, 5/1/32	BBB–	1,020,000	905,515
(Saint Joseph’s U.), Ser. A, 5s, 11/1/40	A–	1,000,000	964,160
(Thomas Jefferson U.), 5s, 3/1/40	AA–	1,000,000	1,000,620
(Philadelphia U.), 5s, 6/1/30	Baa2	200,000	176,890
(Philadelphia U.), 5s, 6/1/22	Baa2	330,000	320,760
(U. of PA), Ser. B, 5s, 9/1/25	AA+	1,150,000	1,269,957

PA State Higher Edl. Fac. Auth. Rev. Notes
(Drexel U.), Ser. A, 5 1/8s, 5/1/36	A	1,000,000	997,860

PA State Higher Edl. Fac. Auth. Student Hsg. Rev.
Bonds (East Stroudsburg U.), 5s, 7/1/42	Baa3	700,000	568,456

PA State Indl. Dev. Auth. Rev. Bonds,
5 1/2s, 7/1/23	A1	2,000,000	2,180,700

PA State Pub. School Bldg. Auth. Rev. Bonds
(Philadelphia School Dist.), AGM, 5 1/4s, 6/1/25
(Prerefunded 6/1/13)	AAA	3,000,000	3,285,600
(Richland School Dist.), FGIC, 5s, 11/15/29
(Prerefunded 11/15/14)	A	5,000,000	5,685,650
(Career Inst. of Tech.), FGIC, NATL, 5s, 11/15/28	Aa3	1,000,000	1,026,250
(Delaware Cnty. Cmnty. College), AGM, 5s, 10/1/27	Aa3	1,250,000	1,306,488
(Northampton Cnty.), Ser. B, AMBAC, 5s, 9/1/24	A/P	3,280,000	3,290,463
(School Dist. Philadelphia), Ser. B, AGM,
4 3/4s, 6/1/30	AA+	2,000,000	1,948,700

23

MUNICIPAL BONDS AND NOTES (98.8%)* cont.	Rating**	Principal amount	Value

Pennsylvania cont.
PA State Tpk. Comm. Rev. Bonds
(Motor License), Ser. FD-A1, 5s, 12/1/38	Aa3	$2,000,000	$2,011,000
Ser. A, AMBAC, 5s, 12/1/34	Aa3	2,055,000	2,066,097
Ser. B, 5s, 12/1/22	Aa3	2,075,000	2,290,779

PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds
(2003 PA Tpk.), Ser. C, NATL, 5s, 12/1/28	AA	1,290,000	1,341,458
Ser. C, zero %, 12/1/38	AA	4,000,000	839,440

PA State U. Rev. Bonds
5s, 3/1/35	Aa1	1,000,000	1,042,360
5s, 9/1/29	Aa1	1,400,000	1,455,734

Pennsbury, School Dist. G.O. Bonds, AGM,
5s, 8/1/25	Aa2	2,000,000	2,093,220

Philadelphia, G.O. Bonds
Ser. B, AGO, 7 1/8s, 7/15/38	AA+	500,000	550,485
CIFG, 5s, 8/1/23	A2	1,980,000	2,014,076

Philadelphia, Arpt. Rev. Bonds, Ser. D,
5 1/4s, 6/15/25	A+	2,000,000	2,028,680

Philadelphia, Auth. for Indl. Dev. Rev. Bonds
(Global Leadership Academy), 6 3/8s, 11/15/40	BBB–	945,000	838,669
(Master Charter School), 6s, 8/1/35	BBB+	500,000	486,290

Philadelphia, Gas Wks. Rev. Bonds
Ser. 9, 5 1/4s, 8/1/40	BBB+	1,250,000	1,180,538
Ser. A-1, AGM, 5s, 9/1/26	AA+	2,000,000	2,033,960

Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev.
Bonds (Graduate Hlth. Syst. Oblig. Group)
7 1/4s, 7/1/18 (In default) †	D/P	2,409,932	241
6 5/8s, 7/1/21 (In default) †	D/P	712,148	71

Philadelphia, Hosp. & Higher Ed. Fac. Auth. VRDN
(Children’s Hosp. of Philadelphia)
Ser. C, 0.12s, 7/1/32	VMIG1	800,000	800,000
Ser. A, 0.12s, 7/1/31	VMIG1	2,440,000	2,440,000

Philadelphia, School Dist. G.O. Bonds
Ser. B, FGIC, 5 5/8s, 8/1/21 (Prerefunded 8/1/12)	Aa2	3,000,000	3,182,100
Ser. A, AMBAC, 5s, 8/1/22	Aa2	1,000,000	1,037,150

Pocono Mountain, School Dist. G.O. Bonds, Ser. C,
AGM, 5s, 9/1/34	Aa3	2,000,000	2,021,720

Reading, G.O. Bonds, AGM, 5s, 11/1/29	Aa3	2,000,000	2,006,720

Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie
Hlth.), Ser. A, 5 7/8s, 12/1/31	A+	1,885,000	1,895,537

Snyder Cnty., Higher Ed. Auth. Rev. Bonds
(Susquehanna U.), 5s, 1/1/38	A2	1,000,000	997,040

Susquehanna, Area Regl. Arpt. Syst. Auth. Rev.
Bonds, Ser. A, 6 1/2s, 1/1/38	Baa3	575,000	551,839

U. of Pittsburgh of the Cmnwlth. Sys. of Higher
Ed. Rev. Bonds (Cap.), Ser. B, 5s, 9/15/28	Aa1	1,600,000	1,701,616

Upper Moreland Twp., School Dist. G.O. Bonds,
AGO, 5s, 9/1/28	Aa2	1,635,000	1,707,005

Washington Cnty., Hosp. Auth. Rev. Bonds
(Monongah Ela Vy Hosp.), 6 1/4s, 6/1/22	A3	1,250,000	1,278,825
(WA Hosp.), AMBAC, 5 1/2s, 7/1/17	Baa2	1,200,000	1,245,060

24

MUNICIPAL BONDS AND NOTES (98.8%)* cont.	Rating**	Principal amount	Value

Pennsylvania cont.
Washington Cnty., Indl. Dev. Auth. Hlth. Care
Fac. Rev. Bonds (First Mtge. AHF/Central),
8 1/2s, 1/1/29	B/P	$263,000	$256,662

West Cornwall, Tpk. Muni. Auth. Rev. Bonds
(Elizabethtown College), 6s, 12/15/27
(Prerefunded 12/15/11)	BBB+	1,500,000	1,545,030

West Mifflin, Area School Dist. G.O. Bonds, AGM,
5 1/8s, 4/1/31	AA+	1,500,000	1,517,700

West Shore, Area Hosp. Auth. Rev. Bonds (Holy
Spirit Hosp.), 6 1/4s, 1/1/32	BBB+	1,750,000	1,708,368

Wilkes-Barre, Fin. Auth. (Wilkes U.), 5s, 3/1/22	BBB	625,000	630,538

Wilkes-Barre, Fin. Auth. Rev. Bonds
(U. of Scranton)
5s, 11/1/40	A	1,000,000	971,460
5s, 11/1/35	A	1,000,000	994,370

York Cnty., Indl. Dev. Auth. Rev. Bonds (PSEG
Power, LLC), Ser. A, 5 1/2s, 9/1/20	Baa1	750,000	764,790

			181,304,767
Puerto Rico (9.9%)
Children’s Trust Fund Tobacco Settlement
Rev. Bonds
5 1/2s, 5/15/39	BBB	1,760,000	1,410,781
5 3/8s, 5/15/33	BBB	1,415,000	1,224,272

Cmnwlth. of PR, G.O. Bonds, Ser. A
FGIC, 5 1/2s, 7/1/21	A3	1,000,000	1,049,660
5 1/4s, 7/1/34	A3	1,250,000	1,170,625

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A, 6s, 7/1/44	Baa1	2,250,000	2,249,865

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds
Ser. WW, 5s, 7/1/28	A3	500,000	481,630
Ser. TT, 5s, 7/1/27	A3	650,000	631,098

Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds,
Ser. B, 5s, 12/1/15	A3	750,000	797,055

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. N, 5 1/2s, 7/1/25	A3	2,000,000	2,045,220
Ser. AA, NATL, 5 1/2s, 7/1/18	A2	1,500,000	1,595,610
Ser. AA-2, 5.3s, 7/1/35	A2	350,000	325,238

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env.
Control Facs. Rev. Bonds (Cogen. Fac.-AES),
6 5/8s, 6/1/26	Baa3	1,500,000	1,501,575

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds
Ser. Q, Cmnwlth. of PR Gtd., 5 5/8s, 7/1/39	A3	1,000,000	969,100
(Govt. Fac.), Ser. I, Cmnwlth. of PR Gtd.,
5 1/4s, 7/1/29	A3	685,000	683,383

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 6s, 8/1/42	A1	3,250,000	3,333,948
Ser. C, 5 1/4s, 8/1/41	A1	1,000,000	949,240
Ser. A, NATL, zero %, 8/1/43	Aa3	1,000,000	119,350

			20,537,650

25

MUNICIPAL BONDS AND NOTES (98.8%)* cont.	Rating**	Principal amount	Value

Virgin Islands (0.7%)
VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	$400,000	$403,084
Ser. A-1, 5s, 10/1/39	Baa2	600,000	527,544
Ser. A, 5s, 10/1/25	Baa2	450,000	449,047

			1,379,675

TOTAL INVESTMENTS

Total investments (cost $204,575,836)			$204,934,346

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from June 1, 2010 through May 31, 2011 (the reporting period).

* Percentages indicated are based on net assets of $207,468,624.

** The Moody’s, Standard & Poor’s or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer’s claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Ratings are not covered by the Report of Independent Registered Public Accounting Firm. Security ratings are defined in the Statement of Additional Information.

† Non-income-producing security.

The rates shown on Mandatory Put Bonds and VRDN are the current interest rates at the close of the reporting period.

The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.

The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):

Health care	17.0%
Local government	16.5
Education	16.4
Utilities	12.9
Prerefunded	11.4

The fund had the following insurance concentration greater than 10% at the close of the reporting period (as a percentage of net assets):

AGM	13.4%

26

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Municipal bonds and notes	$—	$204,934,346	$—

Totals by level	$—	$204,934,346	$—

The accompanying notes are an integral part of these financial statements.

27

Statement of assets and liabilities 5/31/11

ASSETS

Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $204,575,836)	$204,934,346

Cash	12,250

Interest and other receivables	3,254,698

Receivable for shares of the fund sold	71,830

Total assets	208,273,124

LIABILITIES

Distributions payable to shareholders	186,163

Payable for shares of the fund repurchased	297,826

Payable for compensation of Manager (Note 2)	77,207

Payable for investor servicing fees (Note 2)	9,480

Payable for custodian fees (Note 2)	3,355

Payable for Trustee compensation and expenses (Note 2)	66,050

Payable for administrative services (Note 2)	1,158

Payable for distribution fees (Note 2)	91,801

Payable for auditing fee	52,407

Other accrued expenses	19,053

Total liabilities	804,500

Net assets	$207,468,624

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1, 4 and 5)	$209,479,135

Distributions in excess of net investment income (Note 1)	(99,521)

Accumulated net realized loss on investments (Note 1)	(2,269,500)

Net unrealized appreciation of investments	358,510

Total — Representing net assets applicable to capital shares outstanding	$207,468,624

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share ($171,516,262 divided by 19,311,512 shares)	$8.88

Offering price per class A share (100/96.00 of $8.88)*	$9.25

Net asset value and offering price per class B share ($7,826,574 divided by 882,178 shares)**	$8.87

Net asset value and offering price per class C share ($22,934,486 divided by 2,581,604 shares)**	$8.88

Net asset value and redemption price per class M share ($3,641,243 divided by 409,678 shares)	$8.89

Offering price per class M share (100/96.75 of $8.89)***	$9.19

Net asset value, offering price and redemption price per class Y share
($1,550,059 divided by 174,392 shares)	$8.89

* On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

*** On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

28

Statement of operations Year ended 5/31/11

INTEREST INCOME	$10,688,238

EXPENSES

Compensation of Manager (Note 2)	964,257

Investor servicing fees (Note 2)	115,610

Custodian fees (Note 2)	7,640

Trustee compensation and expenses (Note 2)	19,357

Administrative services (Note 2)	7,348

Distribution fees — Class A (Note 2)	407,455

Distribution fees — Class B (Note 2)	82,137

Distribution fees — Class C (Note 2)	240,301

Distribution fees — Class M (Note 2)	20,432

Other	105,965

Total expenses	1,970,502

Expense reduction (Note 2)	(2,242)

Net expenses	1,968,260

Net investment income	8,719,978

Net realized loss on investments (Notes 1 and 3)	(172,924)

Net unrealized depreciation of investments during the year	(6,215,842)

Net loss on investments	(6,388,766)

Net increase in net assets resulting from operations	$2,331,212

The accompanying notes are an integral part of these financial statements.

29

Statement of changes in net assets

INCREASE (DECREASE) IN NET ASSETS	Year ended 5/31/11	Year ended 5/31/10

Operations:
Net investment income	$8,719,978	$7,641,819

Net realized loss on investments	(172,924)	(482,304)

Net unrealized appreciation (depreciation) of investments	(6,215,842)	8,476,150

Net increase in net assets resulting from operations	2,331,212	15,635,665

Distributions to shareholders (Note 1):
From ordinary income
Taxable net investment income

Class A	—	(86,753)

Class B	—	(6,355)

Class C	—	(9,160)

Class M	—	(1,719)

Class Y	—	(1,012)

From tax-exempt net investment income
Class A	(7,301,009)	(6,477,703)

Class B	(333,833)	(408,198)

Class C	(798,253)	(494,455)

Class M	(155,879)	(115,732)

Class Y	(96,268)	(72,709)

Increase in capital from settlement payments (Note 5)	426	—

Redemption fees (Note 1)	—	766

Increase from capital share transactions (Note 4)	3,490,003	32,051,006

Total increase (decrease) in net assets	(2,863,601)	40,013,641

NET ASSETS

Beginning of year	210,332,225	170,318,584

End of year (including distributions in excess of net investment
income of $99,521 and $183,344, respectively)	$207,468,624	$210,332,225

The accompanying notes are an integral part of these financial statements.

30

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31

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized									of expenses	of net investment
	Net asset value,		and unrealized	Total from	From					Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	Total	Redemption	Non-recurring	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss)	on investments	operations	income	distributions	fees	reimbursements	end of period	value (%) [a]	(in thousands)	(%) [b]	net assets (%)	(%)

Class A
May 31, 2011	$9.10	.37	(.22)	.15	(.37)	(.37)	—	— [c,d]	$8.88	1.67	$171,516.79		4.11	13
May 31, 2010	8.73	.37	.37	.74	(.37)	(.37)	— [c]	—	9.10	8.61	171,708	.82 [e]	4.10 [e]	8
May 31, 2009	9.00	.36	(.27)	.09	(.36)	(.36)	—	—	8.73	1.23	147,104	.88 [e]	4.15 [e]	18
May 31, 2008	9.03	.36	(.03)	.33	(.36)	(.36)	—	—	9.00	3.69	143,667	.89 [e]	3.97 [e]	29
May 31, 2007	9.01	.35	.02	.37	(.35)	(.35)	—	—	9.03	4.15	137,594	.91 [e]	3.84 [e]	15

Class B
May 31, 2011	$9.09	.31	(.22)	.09	(.31)	(.31)	—	— [c,d]	$8.87	1.02	$7,827	1.41	3.47	13
May 31, 2010	8.72	.31	.37	.68	(.31)	(.31)	— [c]	—	9.09	7.94	11,283	1.45 [e]	3.47 [e]	8
May 31, 2009	8.99	.31	(.27)	.04	(.31)	(.31)	—	—	8.72	.59	13,175	1.51 [e]	3.51 [e]	18
May 31, 2008	9.02	.30	(.03)	.27	(.30)	(.30)	—	—	8.99	3.02	17,776	1.53 [e]	3.32 [e]	29
May 31, 2007	9.00	.29	.02	.31	(.29)	(.29)	—	—	9.02	3.49	22,889	1.55 [e]	3.19 [e]	15

Class C
May 31, 2011	$9.10	.30	(.22)	.08	(.30)	(.30)	—	— [c,d]	$8.88	.88	$22,934	1.56	3.34	13
May 31, 2010	8.73	.30	.37	.67	(.30)	(.30)	— [c]	—	9.10	7.77	20,917	1.60 [e]	3.33 [e]	8
May 31, 2009	9.00	.29	(.26)	.03	(.30)	(.30)	—	—	8.73	.45	7,574	1.66 [e]	3.41 [e]	18
May 31, 2008	9.02	.29	(.03)	.26	(.28)	(.28)	—	—	9.00	3.01	2,049	1.68 [e]	3.20 [e]	29
May 31, 2007†	9.12	.19	(.10)	.09	(.19)	(.19)	—	—	9.02	.92 *	340	1.12*[e]	2.06*[e]	15

Class M
May 31, 2011	$9.11	.35	(.23)	.12	(.34)	(.34)	—	— [c,d]	$8.89	1.38	$3,641	1.06	3.82	13
May 31, 2010	8.73	.34	.38	.72	(.34)	(.34)	— [c]	—	9.11	8.42	4,133	1.10 [e]	3.83 [e]	8
May 31, 2009	9.01	.34	(.28)	.06	(.34)	(.34)	—	—	8.73	.82	2,291	1.16 [e]	3.87 [e]	18
May 31, 2008	9.03	.33	(.02)	.31	(.33)	(.33)	—	—	9.01	3.50	2,257	1.18 [e]	3.67 [e]	29
May 31, 2007	9.02	.32	.01	.33	(.32)	(.32)	—	—	9.03	3.73	2,350	1.20 [e]	3.55 [e]	15

Class Y
May 31, 2011	$9.11	.39	(.22)	.17	(.39)	(.39)	—	— [c,d]	$8.89	1.90	$1,550.56		4.31	13
May 31, 2010	8.73	.39	.38	.77	(.39)	(.39)	— [c]	—	9.11	9.01	2,290	.60 [e]	4.34 [e]	8
May 31, 2009	9.00	.38	(.27)	.11	(.38)	(.38)	—	—	8.73	1.46	174	.66 [e]	4.46 [e]	18
May 31, 2008††	9.03	.16	(.03)	.13	(.16)	(.16)	—	—	9.00	1.44 *	10	.28*[e]	1.75*[e]	29

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

32	33

Financial highlights (Continued)

* Not annualized

† For the period October 3, 2006 (commencement of operations) to May 31, 2007.

†† For the period January 2, 2008 (commencement of operations) to May 31, 2008.

a Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

b Includes amounts paid through expense offset arrangements (Note 2).

c Amount represents less than $0.01 per share.

d Reflects a non-recurring reimbursal related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 18, 2011 (Note 5).

e Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

May 31, 2010	0.02%

May 31, 2009	0.02

May 31, 2008	0.01

May 31, 2007	<0.01

The accompanying notes are an integral part of these financial statements.

Notes to financial statements 5/31/11

Note 1: Significant accounting policies

Putnam Pennsylvania Tax Exempt Income Fund (the fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The investment objective of the fund is to seek as high a level of current income exempt from federal income tax and Pennsylvania personal income tax as Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, believes is consistent with preservation of capital. We invest mainly in bonds that pay interest that is exempt from federal income tax and Pennsylvania personal income tax (but that may be subject to federal alternative minimum tax (AMT)), are investment-grade in quality, and have intermediate- to long-term maturities (three years or longer). The fund may be affected by economic and political developments in the state of Pennsylvania.

The fund offers class A, class B, class C, class M and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 4.00% and 3.25%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. The expenses for class A, class B, class C, and class M shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, and class M shares, but do not bear a distribution fee. Class Y shares are not available to all investors.

Prior to August 2, 2010, a 1.00% redemption fee applied to certain shares that were redeemed (either by selling or exchanging into another fund) within 7 days of purchase. The redemption fee was accounted for as an addition to paid-in-capital. Effective August 2, 2010, this redemption fee no longer applies to shares redeemed.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Unless otherwise noted, the “reporting period” represents the period from June 1, 2010 through May 31, 2011.

A) Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

B) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis. The premium in excess of the call price, if any, is amortized to the call date; thereafter, any remaining premium is amortized to maturity.

C) Interfund lending Effective July 2010, the fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the Securities and Exchange Commission (the SEC). This program allows the fund to borrow from other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

D) Line of credit Effective July 2010, the fund participates, along with other Putnam funds, in a $285 million unsecured committed line of credit and a $165 million unsecured uncommitted line of credit, both provided by State Street Bank and Trust Company (State Street). Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.03% of the committed line of credit and $100,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.15% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

E) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

At May 31, 2011, the fund had a capital loss carryover of $1,666,975 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover	Expiration

$290,574	May 31, 2012

761,850	May 31, 2017

410,182	May 31, 2018

204,369	May 31, 2019

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer to its fiscal year ending May 31, 2012 $330,837 of losses recognized during the period November 1, 2010 to May 31, 2011.

F) Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences of post-October loss deferrals, dividends payable, defaulted bond interest and straddle loss deferrals. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the reporting period ended, the fund reclassified $49,087 to decrease distributions in excess of net investment income and $426 to decrease paid-in-capital, with an increase to accumulated net realized losses of $48,661.

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$6,033,127
Unrealized depreciation	(5,674,617)

Net unrealized appreciation	358,510
Undistributed tax-exempt income	620,917
Undistributed ordinary income	40,269
Capital loss carryforward	(1,666,975)
Post-October loss	(330,837)
Cost for federal income tax purposes	$204,575,836

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.590%	of the first $5 billion,
0.540%	of the next $5 billion,
0.490%	of the next $10 billion,
0.440%	of the next $10 billion,
0.390%	of the next $50 billion,
0.370%	of the next $50 billion,
0.360%	of the next $100 billion,
0.355%	of any excess thereafter.

Putnam Management has contractually agreed, through June 30, 2012, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Management had also contractually agreed, through July 31, 2010, to limit the management fee for the fund to an annual rate of 0.452% of the fund’s average net assets. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Effective September 30, 2010, Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing based on the fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. Investor servicing fees will not exceed an annual rate of 0.375% of the fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $2,242 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $115, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at the annual rate of 0.85%, 1.00% and 0.50% of the average net assets for class B, class C and class M shares, respectively. For class A shares, the annual payment rate will equal the weighted average of (i) 0.20% on the net assets of the fund attributable to class A shares purchased and paid for prior to April 1, 2005 and (ii) 0.25% on all other net assets of the fund attributable to class A shares.

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $53,403 and $1,376 from the sale of class A and class M shares, respectively, and received $8,981 and $11,001 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $6,900 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $30,274,149 and $26,081,034, respectively. There were no purchases or proceeds from sales of long-term U.S. government securities.

Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	Year ended 5/31/11		Year ended 5/31/10

Class A	Shares	Amount	Shares	Amount

Shares sold	3,644,653	$33,032,874	4,368,632	$39,087,642

Shares issued in connection with
reinvestment of distributions	570,007	5,098,075	473,931	4,245,094

	4,214,660	38,130,949	4,842,563	43,332,736

Shares repurchased	(3,766,923)	(33,250,192)	(2,835,373)	(25,387,745)

Net increase	447,737	$4,880,757	2,007,190	$17,944,991

	Year ended 5/31/11		Year ended 5/31/10

Class B	Shares	Amount	Shares	Amount

Shares sold	163,868	$1,491,891	248,867	$2,230,899

Shares issued in connection with
reinvestment of distributions	26,602	237,934	28,794	257,340

	190,470	1,729,825	277,661	2,488,239

Shares repurchased	(549,258)	(4,916,047)	(547,984)	(4,886,121)

Net decrease	(358,788)	$(3,186,222)	(270,323)	$(2,397,882)

	Year ended 5/31/11		Year ended 5/31/10

Class C	Shares	Amount	Shares	Amount

Shares sold	955,329	$8,689,635	1,481,024	$13,207,518

Shares issued in connection with
reinvestment of distributions	70,292	628,174	39,052	350,674

	1,025,621	9,317,809	1,520,076	13,558,192

Shares repurchased	(741,457)	(6,525,656)	(90,685)	(812,678)

Net increase	284,164	$2,792,153	1,429,391	$12,745,514

	Year ended 5/31/11		Year ended 5/31/10

Class M	Shares	Amount	Shares	Amount

Shares sold	82,074	$749,413	187,046	$1,685,902

Shares issued in connection with
reinvestment of distributions	14,830	132,863	10,661	95,695

	96,904	882,276	197,707	1,781,597

Shares repurchased	(140,962)	(1,248,289)	(6,333)	(57,262)

Net increase (decrease)	(44,058)	$(366,013)	191,374	$1,724,335

	Year ended 5/31/11		Year ended 5/31/10

Class Y	Shares	Amount	Shares	Amount

Shares sold	151,092	$1,343,541	333,351	$2,953,276

Shares issued in connection with
reinvestment of distributions	9,078	81,807	6,646	59,897

	160,170	1,425,348	339,997	3,013,173

Shares repurchased	(237,101)	(2,056,020)	(108,586)	(979,125)

Net increase (decrease)	(76,931)	$(630,672)	231,411	$2,034,048

Note 5: Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. In May 2011, the fund received a payment of $426 related to settlement of those lawsuits. This amount is reported in the Increase in capital from settlement payments line on the Statement of changes in net assets. Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Note 6: Market and credit risk

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

PUTNAM ARIZONA TAX EXEMPT INCOME FUND
PUTNAM MASSACHUSETTS TAX EXEMPT INCOME FUND
PUTNAM MICHIGAN TAX EXEMPT INCOME FUND
PUTNAM MINNESOTA TAX EXEMPT INCOME FUND
PUTNAM NEW JERSEY TAX EXEMPT INCOME FUND
PUTNAM OHIO TAX EXEMPT INCOME FUND
PUTNAM PENNSYLVANIA TAX EXEMPT INCOME FUND
(collectively the "Funds")

FORM N-1A
PART C

OTHER INFORMATION

Item 28. Exhibits

(a) Agreement and Declaration of Trust for Arizona fund dated November 9, 1990 -- Incorporated by reference to the Arizona fund’s Initial Registration Statement filed November 27, 1990.

Agreements and Declarations of Trust, as amended September 15, 1995 for Massachusetts fund, Michigan fund, Minnesota fund and Ohio fund -- Incorporated by reference to Post-Effective Amendment No. 15 to the respective fund’s Registration Statement filed September 29, 1995.

Agreement and Declaration of Trust for New Jersey fund dated November 17, 1989 -- Incorporated by reference to the New Jersey fund’s Initial Registration Statement filed December 14, 1989.

Agreement and Declaration of Trust dated April 20, 1989 for Pennsylvania fund -- Incorporated by reference to the Pennsylvania fund’s Initial Registration Statement filed April 24, 1989.

(b) By-Laws, as amended through July 21, 2000 for Arizona fund and New Jersey fund -- Incorporated by reference to Post-Effective Amendment No. 12 to the respective fund’s Registration Statement filed September 29, 2000.

By-Laws, as amended through July 21, 2000 for Massachusetts fund, Michigan fund, Minnesota fund and Ohio fund -- Incorporated by reference to Post-Effective Amendment No. 21 to the respective fund’s Registration Statement filed September 29, 2000.

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By-Laws, as amended through July 21, 2000 for Pennsylvania fund -- Incorporated by reference to Post-Effective Amendment No. 14 to the Pennsylvania fund’s Registration Statement filed September 29, 2000.

(c)(1) Portions of Agreement and Declaration of Trust relating to Shareholders’ Rights for Arizona fund and New Jersey fund -- Incorporated by reference to Post- Effective Amendment No. 4 to the respective fund’s Registration Statement filed October 29, 1993.

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Portions of Agreement and Declaration of Trust relating to Shareholders’ Rights for Pennsylvania fund -- Incorporated by reference to Post-Effective Amendment No. 6 to the Pennsylvania fund’s Registration Statement filed July 1, 1994.

Portions of Agreements and Declarations of Trust relating to Shareholders’ Rights for Massachusetts fund, Michigan fund, Minnesota fund and Ohio fund -- Incorporated by reference to Post-Effective Amendment No. 13 to the respective fund’s Registration Statement filed August 2, 1993.

(c)(2) Portions of Bylaws relating to Shareholders’ Rights for Arizona fund and New Jersey fund -- Incorporated by reference to Post-Effective Amendment No. 5 to the respective fund’s Registration Statement filed December 27, 1994.

Portions of Bylaws relating to Shareholders’ Rights for Pennsylvania fund -- Incorporated by reference to Post-Effective Amendment No. 6 to the Pennsylvania fund’s Registration Statement filed July 1, 1994.

Portions of Bylaws relating to Shareholders’ Rights for Massachusetts fund, Michigan fund, Minnesota fund and Ohio fund -- Incorporated by reference to Post-Effective Amendment No. 14 to the respective fund’s Registration Statement filed September 29, 1994.

(d)(1) Management Contracts with Putnam Investment Management, LLC dated January 1, 2010 for the Arizona and New Jersey funds - Incorporated by reference to Post-Effective Amendment No. 22 to the respective fund’s Registration Statement filed September 28, 2010.

Management Contracts with Putnam Investment Management, LLC dated January 1, 2010 for the Massachusetts, Michigan, Minnesota and Ohio funds - Incorporated by reference to Post-Effective Amendment No. 31 to the respective fund’s Registration Statement filed September 28, 2010.

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Management Contracts with Putnam Investment Management, LLC dated January 1, 2010 for the Pennsylvania fund - Incorporated by reference to Post-Effective Amendment No. 24 to the fund’s Registration Statement filed September 28, 2010.

(d)(2) Sub-Management Contract between Putnam Investment Management, LLC and Putnam Investments Limited dated May 15, 2008 for the Funds; schedule dated March 14, 2011.

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(e)(1) Distributor’s Contracts with Putnam Retail Management Limited Partnership dated August 3, 2007 for the Arizona and New Jersey funds - Incorporated by reference to Post-Effective Amendment No. 19 to the respective fund’s Registration Statement filed September 28, 2007.

Distributor’s Contracts with Putnam Retail Management Limited Partnership dated August 3, 2007 for the Massachusetts, Michigan, Minnesota and Ohio funds - Incorporated by reference to Post-Effective Amendment No. 28 to the respective fund’s Registration Statement filed September 28, 2007.

Distributor’s Contracts with Putnam Retail Management Limited Partnership dated August 3, 2007 for the Pennsylvania fund - Incorporated by reference to Post-Effective Amendment No. 21 to the fund’s Registration Statement filed September 28, 2007.

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(e)(2) Form of Dealer Sales Contract dated January 11, 2010 for the Arizona and New Jersey funds - Incorporated by reference to Post-Effective Amendment No. 22 to the respective fund’s Registration Statement filed September 28, 2010.

Form of Dealer Sales Contract dated January 11, 2010 for the Massachusetts, Michigan, Minnesota and Ohio funds - Incorporated by reference to Post-Effective Amendment No. 31 to the respective fund’s Registration Statement filed September 28, 2010.

Form of Dealer Sales Contract dated January 11, 2010 for the Pennsylvania fund - Incorporated by reference to Post-Effective Amendment No. 24 to the fund’s Registration Statement filed September 28, 2010.

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(e)(3) Form of Financial Institution Sales Contract dated January 11, 2010 for the Arizona and New Jersey funds - Incorporated by reference to Post-Effective Amendment No. 22 to the respective fund’s Registration Statement filed September 28, 2010.

Form of Financial Institution Sales Contract dated January 11, 2010 for the Massachusetts, Michigan, Minnesota and Ohio funds - Incorporated by reference to Post-Effective Amendment No. 31 to the respective fund’s Registration Statement filed September 28, 2010.

Form of Financial Institution Sales Contract dated January 11, 2010 for the Pennsylvania fund - Incorporated by reference to Post-Effective Amendment No. 24 to the fund’s Registration Statement filed September 28, 2010.

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(f) Trustee Retirement Plan dated October 4, 1996, as amended July 21, 2000 for the Arizona and New Jersey funds -- Incorporated by reference to Post-Effective Amendment No. 17 to the respective fund’s Registration Statement filed September 28, 2005.

Trustee Retirement Plan dated October 4, 1996, as amended July 21, 2000 for the Massachusetts, Michigan, Minnesota and Ohio funds -- Incorporated by reference to Post-Effective Amendment No. 26 to the respective fund’s Registration Statement filed September 28, 2005.

Trustee Retirement Plan dated October 4, 1996, as amended July 21, 2000 for the Pennsylvania fund -- Incorporated by reference to Post-Effective Amendment No. 19 to the fund’s Registration Statement filed September 28, 2005.

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(g) Master Custodian Agreement with State Street Bank and Trust Company dated January 1, 2007; schedule dated April 21, 2011 for the Funds.

(h)(1) Amended and Restated Investor Servicing Agreement with Putnam Investment Management, LLC and Putnam Investor Services, Inc. dated January 1, 2009; schedule dated March 14, 2011 for the Funds.

(h)(2) Letter of Indemnity with Putnam Investment Management, LLC dated December 18, 2003 for Arizona fund and New Jersey fund -- Incorporated by reference to Post-Effective Amendment No. 16 to the respective fund’s Registration Statement filed September 28, 2004.

C-4

Letter of Indemnity with Putnam Investment Management, LLC dated December 18, 2003 for Massachusetts fund, Michigan fund, Minnesota fund and Ohio fund -- Incorporated by reference to Post-Effective Amendment No. 25 to the respective fund’s Registration Statement filed September 28, 2004.

Letter of Indemnity with Putnam Investment Management, LLC dated December 18, 2003 for Pennsylvania fund -- Incorporated by reference to Post-Effective Amendment No. 18 to the Pennsylvania fund’s Registration Statement filed September 28, 2004.

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(h)(3) Liability Insurance Allocation Agreement dated December 18, 2003 for Arizona fund and New Jersey fund -- Incorporated by reference to Post-Effective Amendment No. 16 to the respective fund’s Registration Statement filed September 28, 2004.

Liability Insurance Allocation Agreement dated December 18, 2003 for Massachusetts fund, Michigan fund, Minnesota fund and Ohio fund -- Incorporated by reference to Post-Effective Amendment No. 25 to the respective fund’s Registration Statement filed September 28, 2004.

Liability Insurance Allocation Agreement dated December 18, 2003 for Pennsylvania fund -- Incorporated by reference to Post-Effective Amendment No. 18 to the Pennsylvania fund’s Registration Statement filed September 28, 2004.

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(h)(4) Master Sub-Accounting Services Agreement between Putnam Investment Management, LLC and State Street Bank and Trust Company dated January 1, 2007; schedule dated April 21, 2011 for the Funds.

(h)(5) Master Interfund Lending Agreement with the Trusts party thereto and Putnam Investment Management, LLC dated July 16, 2010; schedule A dated May 13, 2011; schedule B dated May 13, 2011.

(h)(6) Committed Line of Credit Agreement with State Street Bank and Trust Company dated July 6, 2010, as amended July 1, 2011.

(h)(7) Uncommitted Line of Credit Agreement with State Street Bank and Trust Company dated July 6, 2010, as amended July 1, 2011.

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C-5

(i) Opinion of Ropes & Gray LLP, including consent for Arizona fund -- Incorporated by reference to Post Effective Amendment No. 7 to the Arizona fund’s Registration Statement filed September 26, 1996.

Opinion of Ropes & Gray LLP, including consent for New Jersey fund -- Incorporated by reference to Post-Effective Amendment No. 6 to the New Jersey fund’s Registration Statement filed September 29, 1995.

Opinion of Ropes & Gray LLP, including consent for Pennsylvania fund -- Incorporated by reference to Pre-Effective Amendment No. 1 to the Pennsylvania fund’s Registration Statement filed July 1, 1989.

Opinions of Ropes & Gray LLP, including consents for Massachusetts fund and Ohio fund -- Incorporated by reference to Post-Effective Amendment No. 10 to the respective fund’s Registration Statement filed August 2, 1991.

Opinions of Ropes & Gray LLP, including consents for Michigan fund and Minnesota fund -- Incorporated by reference to the respective fund’s Initial Registration Statement filed September 24, 1986 and September 23, 1986, respectively.

(j)(1) Consent of Independent Registered Public Accounting Firm for Massachusetts fund, Michigan fund, Minnesota fund, New Jersey fund, Ohio fund and Pennsylvania fund - PWC.

(j)(2) Consent of Independent Registered Public Accounting Firm for the Arizona fund - KPMG.

(k) Not applicable.

(l) Investment Letters from Putnam Investments, LLC to Massachusetts fund, Michigan fund, Minnesota fund and Ohio fund for Class M shares -- Incorporated by reference to Post-Effective Amendment No. 15 to the respective fund’s Registration Statement filed September 15, 1995.

Investment Letters from Putnam Investments, LLC to New Jersey fund for Class M shares -- Incorporated by reference to Post-Effective Amendment No. 6 to the New Jersey fund’s Registration Statement filed September 29, 1995.

Investment Letter from Putnam Investments, LLC to Arizona fund for Class B shares -- Incorporated by reference to Post-Effective Amendment No. 4 to the Arizona fund’s Registration Statement filed October 29, 1993.

C-6

Investment Letter from Putnam Investments, LLC to Pennsylvania fund for Class A shares -- Incorporated by reference to Pre-Effective Amendment No. 1 to the Pennsylvania fund’s Registration Statement filed July 1, 1989.

(m)(1) Class A Distribution Plan and Agreement dated March 5, 1992, as amended July 15, 1993 for Arizona fund -- Incorporated by reference to Post-Effective Amendment No. 4 to the Arizona fund’s Registration Statement filed October 29, 1993.

Class A Distribution Plan and Agreement dated July 9, 1993, as amended July 15, 1993 for Massachusetts fund -- Incorporated by reference to Post-Effective Amendment No. 13 to the Massachusetts fund’s Registration Statement filed August 2, 1993.

Class A Distribution Plans and Agreements dated May 7, 1992, as amended July 15, 1993 for Michigan fund, Minnesota fund and Ohio fund -- Incorporated by reference to Post-Effective Amendment No. 13 to the respective fund’s Registration Statement filed August 2, 1993.

Class A Distribution Plan and Agreement dated September 10, 1992, as amended January 1, 1993 for New Jersey fund -- Incorporated by reference to Post-Effective Amendment No. 4 to the New Jersey fund’s Registration Statement filed October 29, 1993.

Class A Distribution Plan and Agreement dated July 8, 1993 for Pennsylvania fund -- Incorporated by reference to Post-Effective Amendment No. 6 to the Pennsylvania fund’s Registration Statement filed July 1, 1994.

(m)(2) Class B Distribution Plan and Agreement dated July 15, 1993 for Arizona fund -- Incorporated by reference to Post-Effective Amendment No. 4 to the Arizona fund’s Registration Statement filed October 29, 1993.

Class B Distribution Plan and Agreement dated January 1, 1993 for New Jersey fund -- Incorporated by reference to Post-Effective Amendment No. 4 to the New Jersey fund’s Registration Statement filed October 29, 1993.

Class B Distribution Plan and Agreement dated July 15, 1993 for Pennsylvania fund -- Incorporated by reference to Post-Effective Amendment No. 6 to the Pennsylvania fund’s Registration Statement filed July 1, 1994.

C-7

Class B Distribution Plans and Agreements dated July 14, 1993 for Massachusetts fund, Michigan fund, Minnesota fund and Ohio fund -- Incorporated by reference to Post-Effective Amendment No. 13 to the respective fund’s Registration Statement filed August 2, 1993.

(m)(3) Class C Distribution Plan and Agreement dated July 16, 1999 for Massachusetts fund -- Incorporated by reference to Post-Effective Amendment No. 24 to the Massachusetts fund’s Registration Statement filed September 30, 2003.

C-8

Class C Distribution Plans and Agreements dated September 2006 for the Arizona fund and the New Jersey fund -- Incorporated by reference to Post-Effective Amendment No. 18 to the respective fund’s Registration Statement filed September 28, 2006.

Class C Distribution Plans and Agreements dated September 2006 for the Michigan fund, the Minnesota fund and the Ohio fund -- Incorporated by reference to Post-Effective Amendment No. 27 to the respective fund’s Registration Statement filed December 28, 2006.

Class C Distribution Plan and Agreement dated September 2006 for the Pennsylvania fund -- Incorporated by reference to Post-Effective Amendment No. 20 to the fund’s Registration Statement filed September 28, 2006.

(m)(4) Class M Distribution Plan and Agreement dated June 30, 1995 for Arizona fund -- Incorporated by reference to Post-Effective Amendment No. 6 to the Arizona fund’s Registration Statement filed September 26, 1996.

Class M Distribution Plan and Agreement dated April 28, 1995 for New Jersey fund -- Incorporated by reference to Post-Effective Amendment No. 6 to the New Jersey fund’s Registration Statement filed September 29, 1995.

Class M Distribution Plans and Agreements dated March 31, 1995 for Massachusetts fund, Michigan fund, Minnesota fund and Ohio fund -- Incorporated by reference to Post-Effective Amendment No. 15 to the respective fund’s Registration Statement filed September 29, 1995.

Class M Distribution Plan and Agreement dated June 30, 1995 for Pennsylvania fund -- Incorporated by reference to Post-Effective Amendment No. 9 to the Pennsylvania fund’s Registration Statement filed September 26, 1996.

(m)(5) Form of Dealer Service Agreement for Arizona fund -- Incorporated by reference to Post-Effective Amendment No. 5 to the Arizona fund’s Registration Statement filed December 27, 1994.

Form of Dealer Service Agreement for New Jersey fund -- Incorporated by reference to Post-Effective Amendment No. 3 to the New Jersey fund’s Registration Statement.

C-9

Form of Dealer Service Agreement for Pennsylvania fund -- Incorporated by reference to Post-Effective Amendment No. 7 to the Pennsylvania fund’s Registration Statement filed July 20, 1995.

Form of Dealer Service Agreement for Massachusetts fund, Michigan fund, Minnesota fund and Ohio fund -- Incorporated by reference to Post-Effective Amendment No. 13 to the respective fund’s Registration Statement filed August 2, 1993.

(m)(6) Form of Financial Institution Service Agreement for Arizona fund -- Incorporated by reference to Post-Effective Amendment No. 5 to the Arizona fund’s Registration Statement filed December 27, 1994.

Form of Financial Institution Service Agreement for New Jersey fund -- Incorporated by reference to Post-Effective Amendment No. 3 to the New Jersey fund’s Registration Statement.

Form of Financial Institution Service Agreement for Pennsylvania fund -- Incorporated by reference to Post-Effective Amendment No. 7 to the Pennsylvania fund’s Registration Statement filed June 20, 1995.

Form of Financial Institution Service Agreement for Massachusetts fund, Michigan fund, Minnesota fund and Ohio fund -- Incorporated by reference to Post-Effective Amendment No. 13 to the respective fund’s Registration Statement filed August 2, 1993.

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(n) Rule 18f-3 Plan dated June 2011.

(p)(1) The Putnam Funds Code of Ethics dated June 17, 2011.

(p)(2) Putnam Investments Code of Ethics dated June 2010 for the Arizona and New Jersey funds - Incorporated by reference to Post-Effective Amendment No. 22 to the respective fund’s Registration Statement filed September 28, 2010.

Putnam Investments Code of Ethics dated June 2010 for the Massachusetts, Michigan, Minnesota and Ohio funds - Incorporated by reference to Post-Effective Amendment No. 31 to the respective fund’s Registration Statement filed September 28, 2010.

C-10

Putnam Investments Code of Ethics dated June 2010 for the Pennsylvania fund - Incorporated by reference to Post-Effective Amendment No. 24 to the fund’s Registration Statement filed September 28, 2010.

(p)(3) Amendment dated June 2011 to Putnam Investments Code of Ethics dated June 2010.

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Item 29. Persons Controlled by or under Common Control with Registrants

None.

Item 30. Indemnification

The information required by this item is incorporated by reference to each Registrant’s initial Registration Statement on Form N-1A under the Investment Company Act of 1940 (File Nos. 811-06258, 811-04518, 811-04529, 811-04527, 811-05977, 811-04528 and 811-05802 for the Arizona, Massachusetts, Michigan, Minnesota, New Jersey, Ohio and Pennsylvania funds, respectively).

C-11

Item 31. Business and Other Connections of the Investment Adviser

Except as set forth below, the directors and officers of each of Putnam Investment Management, LLC, the Registrant’s investment adviser (the “Investment Adviser”), Putnam Investments Limited, investment sub-manager to certain Putnam funds (the “Sub-Manager”), and The Putnam Advisory Company, LLC, investment sub-adviser to certain Putnam funds, have been engaged during the past two fiscal years in no business, profession, vocation or employment of a substantial nature other than as directors or officers of the Investment Adviser, Sub-Manager, or certain of the Investment Adviser’s corporate affiliates. Certain officers of the Investment Adviser serve as officers of some or all of the Putnam funds. The address of the Investment Adviser, its corporate affiliates other than the Sub-Manager, and the Putnam funds is One Post Office Square, Boston, Massachusetts 02109. The address of the Sub-Manager is Cassini House, 57-59 St James’s Street, London, England, SW1A 1LD.

Name and Title	Non-Putnam business, profession, vocation or
employment
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Steven W. Curbow	Prior to December 2008, Senior Vice President Director
Senior Vice President	of Research, Independence Investments,
Putnam Investment Management, LLC	160 Federal Street, Boston, MA 02110
David Glancy	Prior to January 2009, Managing Partner,
Managing Director	Andover Capital Advisors,
Putnam Investment Management, LLC	300 Brickstone Sq., Andover, MA 01810
Michael J. Maguire	Prior to January 2009, Senior Analyst,
Senior Vice President	FTN Midwest Securities
Putnam Investment Management, LLC	99 Summer St., Boston, MA 02110
Lucas M. Klein	Prior to January 2009, VP Equity Analyst,
Senior Vice President	River Source Investments,
Putnam Investment Management, LLC	125 High Street, Boston, MA 02110
George Gianarikas	Prior to January 2009, Global Industry Analyst,
Senior Vice President	Wellington Management,
Putnam Investment Management, LLC	75 State Street, Boston, MA 02109
Shobha S. Frey	Prior to January 2009, Managing Director Hedge Fund,
Senior Vice President	K Capital Partners,
Putnam Investment Management, LLC	75 Park Plaza, Boston, MA 02116
Richard E. Bodzy	Prior to February 2009, Industrials Analyst,
Assistant Vice President	River Source Investments,
Putnam Investment Management, LLC	125 High Street, Boston, MA 02110
Ami Y. Joseph	Prior to February 2009, Equity Research Analyst,
Vice President	Fidelity Investments,
Putnam Investment Management, LLC	245 Summer St., Boston, MA 02110
Vinay H. Shah	Prior to February 2009, VP Senior Tech Analyst
Senior Managing Director	River Source Investments,
Putnam Investment Management, LLC	125 High Street, Boston, MA 02110

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Walter C. Donovan	Prior to May 2009, President, Equity Division,
Senior Managing Director	Fidelity Investments,
Putnam Investment Management, LLC	82 Devonshire St., Boston, MA 02109
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Ferat Ongoren	Prior to June 2009, Director, Industrials Sector,
Senior Vice President	CITI Equities Trading
Putnam Investment Management, LLC	New York, NewYork
Karan S. Sodhi	Prior to June 2010, Equity Analyst,
Senior Vice President	Stark Investments,
Putnam Investment Management, LLC	2 International Place, Boston, MA 02110

Item 32. Principal Underwriter

(a) Putnam Retail Management Limited Partnership is the principal underwriter for each of the following investment companies, including the Registrant:

George Putnam Balanced Fund, Putnam American Government Income Fund, Putnam Arizona Tax Exempt Income Fund, Putnam Asset Allocation Funds, Putnam California Tax Exempt Income Fund, Putnam Convertible Securities Fund, Putnam Diversified Income Trust, Putnam Equity Income Fund, Putnam Europe Equity Fund, Putnam Funds Trust, The Putnam Fund for Growth and Income, Putnam Global Equity Fund, Putnam Global Income Trust, Putnam Global Natural Resources Fund, Putnam Global Health Care Fund, Putnam Global Utilities Fund, Putnam High Yield Advantage Fund, Putnam High Yield Trust, Putnam Income Fund, Putnam International Equity Fund, Putnam Investment Funds, Putnam Investors Fund, Putnam Massachusetts Tax Exempt Income Fund, Putnam Michigan Tax Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund, Putnam Money Market Fund, Putnam Multi-Cap Growth Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam New York Tax Exempt Income Fund, Putnam Ohio Tax Exempt Income Fund, Putnam Pennsylvania Tax Exempt Income Fund, Putnam RetirementReady® Funds, Putnam Tax Exempt Income Fund, Putnam Tax Exempt Money Market Fund, Putnam Tax-Free Income Trust, Putnam U.S. Government Income Trust, Putnam Variable Trust, and Putnam Voyager Fund.

(b) The directors and officers of the Registrant’s principal underwriter are listed below. Except as noted below, no officer of the Registrant’s principal underwriter is an officer of the Registrant.

The principal business address of each person listed below is One Post Office Square, Boston, MA 02109.

Name	Position and Office with the Underwriter

Aaron III Jefferson F.	Senior Vice President

Ahearn Paul D.	Vice President

Amisano Paulette Cusick	Vice President

Asci Susan J.	Vice President

Ashibe Sumie	Assistant Vice President

Babcock III Warren W.	Senior Vice President

Balfour Renee	Assistant Vice President

Barnett William E.	Senior Vice President

Bartony Paul A.	Senior Vice President

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Black Robert W.	Vice President

Boornazian Aram R.	Assistant Vice President

Borden Richard S.	Senior Vice President

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Brockelman James D.	Managing Director

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Browne John C.	Assistant Vice President

Bruce Scott W.	Senior Vice President

Bumpus James F.	Managing Director

Bunker Christopher M.	Senior Vice President

Burke Brian M.	Vice President

Burns Robert T.	Managing Director

Cahill Daniel J.	Assistant Vice President

Campbell Christopher F.	Vice President

Capece John P.	Vice President

Card Victoria R.	Vice President

Carney Jeffrey R.	Senior Managing Director

Casey David M.	Senior Vice President

Cass William D.	Senior Vice President

Chapman Frederick	Senior Vice President

Clark James F.	Senior Vice President

Colman Donald M.	Senior Vice President

Coneeny Mark L.	Managing Director

Connolly William T.	Senior Managing Director

Cooley Jonathan A.	Senior Vice President

Corbett Dennis T.	Senior Vice President

Craig Casey R.	Vice President

Crilly Lindsay T.	Vice President

Cristo Chad H.	Managing Director

Curran Kevin M.	Assistant Vice President

Curtin Brian	Senior Vice President

Daley Eric Hugh	Senior Vice President

Daly Elizabeth Paul	Vice President

Davidian Raymond A.	Vice President

DeAngelis Adam	Senior Vice President

Deaver Marvin L.	Vice President

DeGregorio Jr. Richard A.	Vice President

Demery Thomas R.	Vice President

Dewey Jr. Paul S.	Managing Director

DiBuono Jeffrey P.	Vice President

DiPietro Daniel S.	Assistant Vice President

Donadio Joyce M.	Senior Vice President

Doucet Christopher C.	Senior Vice President

Druker Linda A.	Assistant Vice President

Duffy Anne Marie	Vice President

Dumas Alan J.	Vice President

Durkan Anthony	Assistant Vice President

Economou Stefan G.	Vice President

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Eckelkamp Douglas	Vice President

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

Eidelberg Kathleen E.	Vice President

Elderkin Justin	Vice President

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Eldredge Andrew H.	Senior Vice President

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Evans Adam Christopher	Senior Vice President

Fall Stephanie L.	Assistant Vice President

Favaloro Beth A.	Managing Director

Ferrelli F. Peter	Managing Director

Filmore Benjamin R.	Senior Vice President

Fleming Pamela B.	Vice President

Fleming Robert A.	Vice President

Forcione Carlo N.	Vice President

Foster Laura G.	Senior Vice President

Gentile Donald A.	Vice President

Gentile Lauren K.	Assistant Vice President

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

Glickman David S.	Senior Vice President

Goyer Michael J.	Vice President

Greeley Jr. Robert E.	Vice President

Greenwood Julie M.	Senior Vice President

Halloran James E.	Senior Vice President

Hancock Nancy E.	Vice President

Harrington Terese A.	Assistant Vice President

Hartigan Maureen A.	Senior Vice President

Hayes Alexander D.	Vice President

Homer Edward M.	Assistant Vice President

Horkan Lisa M.	Senior Vice President

Hoyt Paula J.	Senior Vice President

Hughes Rosemary A.	Vice President

Inoue Hitoshi	Senior Vice President

Iskandar Anthony Michael	Vice President

Jurkiewicz Gregg M.	Vice President

Kagami Masao	Senior Vice President

Kapinos Peter J.	Senior Vice President

Kay Karen R.	Managing Director

Kealty Joseph M.	Vice President

Kelley Brian J.	Managing Director

Kelly A. Siobhan	Senior Vice President

Kennedy Daniel J.	Senior Vice President

Kersten Charles N.	Senior Vice President

Kinsman Anne M.	Senior Vice President

Kircher Richard T.	Vice President

Kotsiras Steven	Senior Vice President

Lacour Jayme J.	Vice President

Lange Christine L.	Senior Vice President

Leahy Jon F.	Vice President

Lecce Vincent L.	Vice President

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Leeson John B.	Vice President

Leveille Robert R. *	Managing Director

Levy Norman S.	Senior Vice President

Lewis Benjamin Herbert	Managing Director

Lieberman Samuel L.	Senior Vice President

Link Christopher H.	Senior Vice President

Loehning III William F.	Vice President

Lohmeier Andrew	Senior Vice President

Lopez Christopher D.	Vice President

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MacWade Michael J.	Managing Director

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Maher James M.	Vice President

Maher Stephen B.	Vice President

Mahoney Julie M.	Senior Vice President

Martin David M.	Senior Vice President

Marzelli Kristine	Assistant Vice President

Mattucci John T.	Senior Vice President

McCarthy Anne B.	Vice President

McCloy Andrew P.	Vice President

McCollough Martha J.	Assistant Vice President

McDaries Jane S.	Assistant Vice President

McDermott Robert J.	Senior Vice President

McKeehan John B.	Vice President

McKenna Mark J.	Managing Director

McNamara Daniel	Assistant Vice President

Mehta Ashok	Senior Vice President

Miller Daniel R.	Vice President

Miller Geffrey	Vice President

Minsk Judith	Senior Vice President

Molesky Kevin P.	Senior Vice President

Morais Joseph	Vice President

Murphy III Edmund F.	Managing Director

Nakamura Denise-Marie	Senior Vice President

Nguyen David R.	Vice President



Nickodemus John P.	Managing Director

Norcross George H.	Senior Vice President

O’Connell Jr. Paul P.	Senior Vice President

O’Connor Brian P.	Senior Vice President

O’Neill Robert W.	Managing Director

Otsuka Haruo	Vice President

Papay Jennifer A.	Vice President

Perkins Erin M.	Senior Vice President

Petitti Joseph P.	Senior Vice President

Pheeney Bradford S.	Vice President

Pheeney Douglas K.	Vice President

Pike John R.	Managing Director

Powers Michele M.	Assistant Vice President

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Pulkrabek Scott M.	Senior Vice President

Purtell Stephanie B.	Vice President

Puzzangara John C.	Senior Vice President

Quinn Kyle C.	Vice President

Reid Sandra L.	Senior Vice President

Riccardella Paul A.	Vice President

Ritter Jesse D.	Vice President

Rodammer Kris	Senior Vice President

Saunders Catherine A.	Managing Director

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

Seward Mary E.	Assistant Vice President

Shimokawa Ryuichi	Senior Vice President

Short Jr. Harold P.	Managing Director

Signorello Stephen	Assistant Vice President

Sipple Scott C.	Managing Director

Skomial Victoria S.	Assistant Vice President

Sloane Melissa A.	Vice President

Snyder Scott Joseph	Assistant Vice President

Spence David L.	Vice President

Spigelmeyer III Carl M.	Senior Vice President

Steingarten Brie A.E.	Vice President

Stern Derek A.	Vice President

Stuart James F.	Senior Vice President

Sullivan Brian L.	Senior Vice President

Sullivan Daniel John	Vice President

Sullivan Elaine M.	Managing Director

Taber Rene B.	Senior Vice President

Tamura Annika I.	Vice President

Tate Stephen J.	Senior Vice President

Tolmie Ryan J.	Assistant Vice President

Trenchard Mark C.	Managing Director

Tsuruoka Kei	Vice President

Tucker Jason A.	Managing Director

Valentin-Hess Carmen	Vice President

Wallace Stephen	Senior Vice President

Watson Stefanie H.	Vice President

Weylman William K.	Vice President

Whitman Peter T.	Senior Vice President

Wilde Michael R.	Vice President

Williams Brie P.	Senior Vice President

Wolff Meredith M.	Senior Vice President

Wright Jr. Edmund F.	Senior Vice President

Yamamoto Kayo	Vice President

Zannino David J.	Vice President

Zechello Steven R.	Senior Vice President

*Mr. Leveille is Vice President and Chief Compliance Officer of the Registrant.

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Item 33. Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are the Registrants’ Clerk, Judith Cohen; the Registrants’ investment adviser, Putnam Investment Management, LLC (PIM); the Registrants’ principal underwriter, Putnam Retail Management Limited Partnership (PRM); the Registrants’ custodian, State Street Bank and Trust Company (which, in addition to its duties as custodian, also provides certain administrative, pricing and bookkeeping services); and the Registrants’ transfer and dividend disbursing agent, Putnam Investor Services, Inc. The address of the Clerk, PIM, PRM and Putnam Investor Services, Inc. is One Post Office Square, Boston, Massachusetts 02109. State Street Bank and Trust Company is located at 225 Franklin Street, Boston, Massachusetts 02110 and 2 Avenue de Lafayette, Boston, Massachusetts 02111.

Item 34. Management Services

None.

Item 35. Undertakings

None.

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NOTICE

Copies of the Agreement and Declaration of Trust of each of Putnam Arizona Tax Exempt Income Fund, Putnam Massachusetts Tax Exempt Income Fund, Putnam Michigan Tax Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam Ohio Tax Exempt Income Fund and Putnam Pennsylvania Tax Exempt Income Fund are on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of each Registrant by an officer of such Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the respective Registrant.

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SIGNATURES

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Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each of the Registrants certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 28th day of September, 2011.

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PUTNAM ARIZONA TAX EXEMPT INCOME FUND
PUTNAM MASSACHUSETTS TAX EXEMPT INCOME FUND
PUTNAM MICHIGAN TAX EXEMPT INCOME FUND
PUTNAM MINNESOTA TAX EXEMPT INCOME FUND
PUTNAM NEW JERSEY TAX EXEMPT INCOME FUND
PUTNAM OHIO TAX EXEMPT INCOME FUND
PUTNAM PENNSYLVANIA TAX EXEMPT INCOME FUND

By:/s/ Jonathan S. Horwitz, Executive Vice President,
Treasurer, Principal Executive Officer and Compliance
Liaison

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statements of Putnam Arizona Tax Exempt Income Fund, Putnam Massachusetts Tax Exempt Income Fund, Putnam Michigan Tax Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam Ohio Tax Exempt Income Fund and Putnam Pennsylvania Tax Exempt Income Fund has been signed on its behalf by the following persons in the capacities and on the dates indicated:

Signature	Title
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Jameson A. Baxter***	Chair, Board of Trustee

Robert L. Reynolds***	President and Trustee

Jonathan S. Horwitz**	Executive Vice President, Treasurer, Principal
Executive Officer and Compliance Liaison
Steven D. Krichmar***	Vice President and Principal Financial Officer

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Janet C. Smith***	Vice President, Assistant Treasurer and Principal
Accounting Officer

Ravi Akhoury***	Trustee

Barbara M. Baumann**	Trustee

Charles B. Curtis***	Trustee

Robert J. Darretta***	Trustee

John A. Hill***	Trustee

Paul L. Joskow***	Trustee

Kenneth R. Leibler***	Trustee

Robert E. Patterson***	Trustee

George Putnam, III***	Trustee

W. Thomas Stephens***	Trustee

Richard B. Worley***	Trustee
By: /s/ Jonathan S. Horwitz, as Attorney-in-Fact
September 28, 2011

** Signed pursuant to power of attorney filed in Post-Effective Amendment No. 22 to the Arizona and New Jersey funds’ Registration Statement on September 28, 2010.

** Signed pursuant to power of attorney filed in Post-Effective Amendment No. 31 to the Massachusetts, Michigan, Minnesota and Ohio Funds’ Registration Statement on September 28, 2010.

** Signed pursuant to power of attorney filed in Post-Effective Amendment No. 24 to the Pennsylvania fund’s Registration Statement on September 28, 2010.

*** Signed pursuant to power of attorney filed in Post-Effective Amendment No. 21 to the Arizona and New Jersey funds’ Registration Statement on September 25, 2009.

*** Signed pursuant to power of attorney filed in Post-Effective Amendment No. 30 to the Massachusetts, Michigan, Minnesota and Ohio Funds’ Registration Statement on September 25, 2009.

*** Signed pursuant to power of attorney filed in Post-Effective Amendment No. 23 to the Pennsylvania fund’s Registration Statement on September 25, 2009.

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Exhibit Index

Item 28 Exhibit


(d)(2) Sub-Management Contract between Putnam Investment Management, LLC and Putnam Investments Limited dated May 15, 2008 for the Funds; schedule dated March 14, 2011.

(g) Master Custodian Agreement with State Street Bank and Trust Company dated January 1, 2007; schedule dated April 21, 2011.

(h)(1) Amended and Restated Investor Servicing Agreement with Putnam Investment Management, LLC and Putnam Investor Services, Inc. dated January 1, 2009; schedule dated March 14, 2011.

(h)(4) Master Sub-Accounting Services Agreement between Putnam Investment Management, LLC and State Street Bank and Trust Company dated January 1, 2007; schedule dated April 21, 2011.

(h)(5) Master Interfund Lending Agreement with the Trusts party thereto and Putnam Investment Management, LLC dated July 16, 2010; schedule A dated May 13, 2011; schedule B dated May 13, 2011.

(h)(6) Committed Line of Credit Agreement with State Street Bank and Trust Company dated July 6, 2010, as amended July 1, 2011.

(h)(7) Uncommitted Line of Credit Agreement with State Street Bank and Trust Company dated July 6, 2010, as amended July 1, 2011.


(j)(1) Consent of Independent Registered Public Accounting Firm for the Massachusetts fund, Michigan fund, Minnesota fund, New Jersey fund, Ohio fund and Pennsylvania fund - PWC.

(j)(2) Consent of Independent Registered Public Accounting Firm for the Arizona fund - KPMG.


(n) Rule 18f-3 Plan dated June 2011

(p)(1) The Putnam Funds Code of Ethics dated June 17, 2011.

(p)(3) Amendment dated June 2011 to Putnam Investments Code of Ethics dated June 2010.

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